UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22019

First Trust Exchange-Traded AlphaDEX® Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

Semi-Annual Report                                              January 31, 2023
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AlphaDEX(R) Sector Funds
------------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
First Trust Energy AlphaDEX(R) Fund (FXN)
First Trust Financials AlphaDEX(R) Fund (FXO)
First Trust Health Care AlphaDEX(R) Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)
First Trust Materials AlphaDEX(R) Fund (FXZ)
First Trust Technology AlphaDEX(R) Fund (FXL)
First Trust Utilities AlphaDEX(R) Fund (FXU)

                                  AlphaDEX(R)
                                 FAMILY OF ETFS

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
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

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TABLE OF CONTENTS
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2023

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview

Portfolio of Investments


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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust")
described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1

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SHAREHOLDER LETTER
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the Sector
Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Funds"), which contains detailed information about the Funds for the six-month period ended
January 31, 2023.

Given recent inflation data, the Federal Reserve's (the "Fed") monetary policy remains front and center in most discussions regarding the outlook of the U.S.
economy. Annual revisions to the Consumer Price Index released on February 10,
2023, showed that prices climbed at a 3.3% annual rate in the last three months of 2022, not the 1.8% rate reported four weeks prior, according to Brian
Wesbury, Chief Economist at First Trust. Additionally, "core" inflation, which excludes volatile food and energy prices, was also revised upwards from 3.1% to
4.3% over the period. Furthermore, January's 2023 jobs data came in better than expected, with non-farm payroll employment rising by 517,000. It is precisely this situation: stubbornly high inflation, strong jobs growth and increasing interest rates, which has many pundits debating whether the typical U.S.
consumer can remain healthy enough to help ward off an economic recession.

As many investors know, the consumer is an essential driver of economic growth in the U.S. On average, over the 15-year period ended October 1, 2022, consumer spending accounted for 67.8% of the U.S. gross domestic product ("GDP").
Crucially, recent data regarding consumer health has been mixed, in my opinion.
On one hand, the Commerce Department reported that in December 2022, the U.S.
savings rate rose to its highest level in seven months, coming in at 3.4%. On the other hand, while December's savings rate was a welcome reversal from the declines suffered throughout 2021 and 2022, it could indicate that consumers are beginning to pull back on discretionary spending amidst a cloudier economic outlook, according to Bloomberg. Recent data shows that the average interest rate on U.S. credit cards rose to 19.07% in the fourth quarter of 2022, its highest level in over 50 years. Additionally, U.S. credit card debt reached a record $930.6 billion in the fourth quarter, jumping 18.5% year-over-year. Even so, debt service payments accounted for just 9.75% of disposable personal income in the third quarter of 2022. This figure is higher than its historic low of
8.33% set in 2021 but is also well below its peak of 13.17% set in 2007. In my view, it is worth keeping an eye on debt service payments. If higher payments lead to a decline in discretionary spending, it could negatively impact GDP.

I would like to take a moment to remind you that even though nearly three years have passed since the World Health Organization initially declared the coronavirus outbreak a global pandemic, the economic impact of worldwide lockdowns and the subsequent governmental stimulus is still very real. China, for example, only recently dropped its requirement that incoming travelers must quarantine before entering the country. In addition, the global economy has yet to fully absorb the impact of the fiscal policies enacted to jump start consumer spending in 2020, in my view. As evidence of this, each of the countries that comprise the G-10 currently has a headline inflation rate that stands well above its stated target. Central banks likely have more work to do, in my opinion.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


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MARKET OVERVIEW
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2023

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S. ECONOMY

Suffice it to say, the debate regarding the Federal Reserve (the "Fed") and its interest rate policy remains unsettled in the new year. Recent economic data, including stubbornly high inflation and better-than-expected jobs growth in
January 2023 could be a signal to the Fed that further rate hikes may be necessary. After cresting at 9.1% on June 30, 2022, inflation, as measured by the Consumer Price Index ("CPI") has been declining, with the most recent reading coming in at 6.4% on January 31, 2023. While the drop in the CPI was a welcome sight, inflation is still elevated. For comparative purposes, the CPI averaged 2.5% over the 30-year period ended January 31, 2023. As many investors know, the Federal Funds target rate is one of the most effective tools that the
Fed has in its battle with inflation. Over the course of the 2022 calendar year, the Fed increased the Federal Funds target rate (upper bound) a total of seven times, raising it from 0.25% to 4.50%. These rate hikes continued in 2023, with an increase of 25 basis points occurring on February 1, 2023. Given the current economic backdrop, the Fed may have a difficult time achieving the soft landing we have been talking about over the past year, in our opinion.

The global growth forecast from the International Monetary Fund ("IMF") released in January 2023 projected a 2.9% real gross domestic product growth rate for
2023, down from 3.4% in 2022. The IMF is calling for a 1.4% growth rate for the
U.S. in 2023, down from its 2.0% estimate for 2022. As has been the case for many years, Emerging Market and Developing Economies are expected to grow faster than Advanced Economies. Their 2023 growth rate estimates are 4.0% and 1.2%, respectively.

SECTOR/EQUITY INVESTING

For the six-month period ended January 31, 2023, six of the eleven major sectors that comprise the S&P 500(R) Index (the "Index") generated positive total returns, according to Bloomberg. The Index posted a total return of -0.44% over the period. Six of the eleven sectors outperformed the broader index. The six sectors were Energy (+17.78%), Materials (+9.71%), Financials (+9.73%),
Industrials (+7.59%), Health Care (+1.59%) and Consumer Staples (+0.99%),
according to Bloomberg. The sector that posted the lowest total return for the period was the Consumer Discretionary sector, down 9.35%.

The Index closed at 4,076.60 on January 31, 2023, 15.01% below its all-time high, according to Bloomberg. A Bloomberg survey of 24 equity strategists found that their average 2023 year-end price target for the Index was 4,050 as of
February 17, 2023 (most recent release). The highest and lowest estimates were
4,750 and 3,225, respectively. Brian Wesbury, Chief Economist at First Trust has
a year-end price target of 3,900. Keep in mind that these forecasts are subject to change. Index earnings projections are negative for 2023, but positive for
2024. As of February 17, 2023, Bloomberg's consensus year-over-year earnings growth rate estimates for 2023 and 2024 stood at -1.85% and 11.54%, respectively.

Investors continued to funnel capital into exchange-traded funds ("ETFs") and related exchange-traded products ("ETPs") in 2022 despite the sharp sell-off in the markets. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed in the U.S. stood at $6.51 trillion as of year-end, down 9.8% from $7.21 trillion at the end of 2021, according to its own release. Net inflows to ETFs/ETPs listed in the U.S. stood at $607.23 billion in 2022, their second highest level on record, surpassed only by the
$919.78 billion of inflows in 2021. Globally, the ETFs industry gathered net inflows of $30.96 billion in January 2023, marking the 44th consecutive month of inflows. January's inflows brought the total assets invested in the global ETFs industry to $9.81 trillion.

                                                                          Page 3

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer
Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Consumer Discretionary Index. The shares of the
Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the
"Exchange") under the ticker symbol "FXD."

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by ICE Data Indices, LLC or its affiliates ("IDI") to objectively identify and select stocks from the Russell 1000(R) Index in the consumer discretionary sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/23     1/31/23    1/31/23    1/31/23     to 1/31/23    1/31/23    1/31/23     to 1/31/23
FUND PERFORMANCE
NAV                                    11.68%      -3.29%     5.48%       9.43%        7.49%      30.58%     146.17%      211.59%
Market Price                           11.64%      -3.31%     5.47%       9.43%        7.49%      30.54%     146.23%      211.42%

INDEX PERFORMANCE
StrataQuant(R) Consumer Discretionary
   Index                               12.10%      -2.62%     6.13%      10.13%        8.23%      34.62%     162.44%      247.14%
Russell 1000(R) Index                  -0.14%      -8.55%     9.38%      12.51%        8.69%      56.59%     225.00%      271.13%
S&P 500(R) Consumer Discretionary
  Index                                -9.35%     -19.81%     7.23%      12.69%       10.25%      41.74%     230.38%      364.61%
Russell 1000(R) Consumer
   Discretionary Index(1)              -4.15%     -16.92%     8.32%      12.79%        N/A        49.14%     233.10%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------

(1) On or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors ("RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the
RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell changed the name of the Russell
1000(R) Consumer Discretionary and Services Index to the Russell 1000(R)
Consumer Discretionary Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer
Discretionary Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed along with the StrataQuant(R) Consumer
Discretionary Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in
connection with the First Trust Consumer Discretionary AlphaDEX(R) Fund ("FXD").
Neither FTP, the Trust, nor FXD is sponsored, endorsed, sold or promoted by ICE
Data, its affiliates or its Third Party Suppliers including without limitation
Frank Russell Company ("ICE Data and its Suppliers"). ICE Data and its Suppliers
make no representations or warranties regarding the advisability of investing in securities generally, in FXD particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXD or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXD into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXD to be issued or in the determination or calculation of the equation by which
FXD is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXD. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                        80.2%
Communication Services                         9.5
Industrials                                    9.2
Consumer Staples                               1.1
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Paramount Global, Class B                      1.7%
Lithia Motors, Inc.                            1.6
Kohl's Corp.                                   1.6
PVH Corp.                                      1.5
Thor Industries, Inc.                          1.5
Wynn Resorts Ltd.                              1.5
PulteGroup, Inc.                               1.5
Tapestry, Inc.                                 1.5
Toll Brothers, Inc.                            1.4
Delta Air Lines, Inc.                          1.4
                                            -------
  Total                                       15.2%
                                            =======


                                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                       JULY 31, 2012 - JANUARY 31, 2023

                 First Trust
            Consumer Discretionary    StrataQuant(R) Consumer    Russell 1000(R)    S&P 500(R) Consumer    Russell 1000(R) Consumer
               AlphaDEX(R) Fund         Discretionary Index           Index         Discretionary Index      Discretionary Index
7/31/12            $10,000                    $10,000                $10,000              $10,000                  $10,000
1/31/13             11,951                     11,999                 11,089               11,631                   11,678
7/31/13             14,217                     14,324                 12,623               13,870                   13,803
1/31/14             15,049                     15,223                 13,554               14,813                   14,754
7/31/14             15,976                     16,215                 14,777               15,631                   15,522
1/31/15             17,220                     17,537                 15,420               16,741                   16,580
7/31/15             18,618                     19,027                 16,437               19,332                   18,742
1/31/16             16,187                     16,592                 15,140               18,043                   17,252
7/31/16             18,184                     18,694                 17,233               20,015                   19,269
1/31/17             18,190                     18,761                 18,291               21,015                   20,082
7/31/17             19,110                     19,774                 19,981               22,797                   21,932
1/31/18             22,531                     23,391                 23,016               27,108                   26,081
7/31/18             21,819                     22,720                 23,214               28,155                   26,556
1/31/19             21,075                     22,006                 22,515               27,572                   26,264
7/31/19             22,502                     23,582                 25,072               30,758                   29,538
1/31/20             22,724                     23,903                 27,331               32,195                   31,219
7/31/20             20,836                     21,956                 28,089               37,389                   35,592
1/31/21             27,621                     29,206                 32,755               42,814                   44,038
7/31/21             32,295                     34,257                 38,753               47,255                   48,038
1/31/22             30,419                     32,338                 39,408               47,922                   46,823
7/31/22             26,343                     28,091                 36,092               42,390                   40,587
1/31/23             29,420                     31,490                 36,041               38,427                   38,903


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

The First Trust Consumer Staples AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Staples
Index (the "Consumer Staples Index"). The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks that comprise the Consumer Staples Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXG."

The Consumer Staples Index is a modified equal-dollar weighted index designed by
IDI to objectively identify and select stocks from the Russell 1000(R) Index in the consumer staples sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/23     1/31/23    1/31/23    1/31/23     to 1/31/23    1/31/23    1/31/23     to 1/31/23
FUND PERFORMANCE
NAV                                     0.69%      4.36%      6.53%      10.64%       9.19%       37.17%     174.90%      298.83%
Market Price                            0.69%      4.39%      6.53%      10.65%       9.19%       37.20%     175.00%      298.81%

INDEX PERFORMANCE
StrataQuant(R) Consumer Staples Index   1.03%      5.07%      7.19%      11.36%       9.96%       41.48%     193.20%      345.23%
Russell 1000(R) Index                  -0.14%     -8.55%      9.38%      12.51%       8.69%       56.59%     225.00%      271.13%
S&P 500(R) Consumer Staples Index       0.99%     -0.13%      8.29%      10.30%       9.69%       48.93%     166.58%      328.50%
Russell 1000(R) Consumer Staples
   Index(1)                             1.20%      0.20%      7.26%       9.72%        N/A        41.95%     152.84%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Staples Index because performance data does not exist for each of the entire periods using solely the
U.S. sector scheme, or alternatively, using solely the RGS.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Consumer
Staples Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in
connection with the First Trust Consumer Staples AlphaDEX(R) Fund ("FXG").
Neither FTP, the Trust nor FXG is sponsored, endorsed, sold or promoted by ICE
Data, its affiliates or its Third Party Suppliers including without limitation
Frank Russell Company ("ICE Data and its Suppliers"). ICE Data and its Suppliers
make no representations or warranties regarding the advisability of investing in securities generally, in FXG particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXG or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXG into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXG to be issued or in the determination or calculation of the equation by which
FXG is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXG. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Staples                              87.4%
Health Care                                    9.9
Materials                                      2.7
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Tyson Foods, Inc., Class A                     4.4%
Post Holdings, Inc.                            4.3
Performance Food Group Co.                     4.3
Pilgrim's Pride Corp.                          4.2
AmerisourceBergen Corp.                        4.2
McKesson Corp.                                 4.2
Bunge Ltd.                                     4.1
Walgreens Boots Alliance, Inc.                 4.1
Lamb Weston Holdings, Inc.                     3.7
Darling Ingredients, Inc.                      3.5
                                            -------
  Total                                       41.0%
                                            =======


                                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                    JULY 31, 2012 - JANUARY 31, 2023

                                                                                                             Russell 1000(R)
            First Trust Consumer Staples   StrataQuant(R) Consumer   Russell 1000(R)   S&P 500(R) Consumer   Consumer Staples
                  AlphaDEX(R) Fund              Staples Index             Index           Staples Index           Index
7/31/12               $10,000                      $10,000               $10,000             $10,000             $10,000
1/31/13                11,649                       11,691                11,089              10,502              10,619
7/31/13                14,389                       14,506                12,623              11,892              12,066
1/31/14                14,911                       15,086                13,554              11,873              12,113
7/31/14                16,568                       16,827                14,777              12,739              13,127
1/31/15                18,741                       19,081                15,420              14,356              14,750
7/31/15                20,394                       20,830                16,437              15,197              15,874
1/31/16                19,532                       20,001                15,140              15,574              16,194
7/31/16                22,270                       22,881                17,233              16,971              17,692
1/31/17                20,847                       21,488                18,291              16,575              17,335
7/31/17                21,533                       22,268                19,981              17,717              18,340
1/31/18                23,348                       24,225                23,016              18,800              18,915
7/31/18                21,648                       22,549                23,214              17,614              17,642
1/31/19                21,276                       22,222                22,515              17,837              17,760
7/31/19                21,827                       22,884                25,073              20,192              19,427
1/31/20                22,975                       24,175                27,332              21,716              20,962
7/31/20                23,676                       25,002                28,089              21,836              20,696
1/31/21                25,570                       27,079                32,755              22,727              21,571
7/31/21                27,672                       29,395                38,755              25,811              24,298
1/31/22                30,688                       32,625                39,410              28,041              26,796
7/31/22                31,808                       33,927                36,092              27,729              26,531
1/31/23                32,023                       34,275                36,041              27,997              26,849


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Energy
Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Energy Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol
"FXN."

The Energy Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the energy sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended     Ended        (5/8/07)
                                      1/31/23     1/31/23    1/31/23    1/31/23     to 1/31/23    1/31/23    1/31/23     to 1/31/23
FUND PERFORMANCE
NAV                                     4.66%     32.22%      5.33%      -0.40%       0.51%       29.64%      -3.96%        8.33%
Market Price                            4.66%     32.15%      5.32%      -0.42%       0.51%       29.58%      -4.09%        8.28%

INDEX PERFORMANCE
StrataQuant(R) Energy Index             4.81%     32.97%      5.97%       0.15%       1.13%       33.61%       1.53%       19.33%
Russell 1000(R) Index                  -0.14%     -8.55%      9.38%      12.51%       8.69%       56.59%     225.00%      271.13%
S&P 500(R) Energy Index                17.78%     43.05%      9.04%       5.48%       5.12%       54.15%      70.54%      119.52%
Russell 1000(R) Energy Index(1)        15.25%     42.15%      8.67%       4.89%        N/A        51.53%      61.15%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the
Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index
into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R)
Energy Index because this index did not exist until on or about September 18,
2008.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Energy Index
("Index") for use by First Trust Portfolios L.P. ("FTP") in connection with the
First Trust Energy AlphaDEX(R) Fund ("FXN"). Neither FTP, the Trust nor FXN is
sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third
Party Suppliers including without limitation Frank Russell Company ("ICE Data and its Suppliers"). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in
FXN particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXN or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXN into consideration in determining, composing or calculating the
Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXN to be issued or in the determination or calculation of the equation by which FXN is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXN. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Energy                                        96.5%
Information Technology                         2.4
Industrials                                    1.1
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
HF Sinclair Corp.                              4.5%
PDC Energy, Inc.                               4.4
Halliburton Co.                                4.3
Targa Resources Corp.                          4.2
Coterra Energy, Inc.                           4.2
Marathon Oil Corp.                             4.2
Ovintiv, Inc.                                  4.0
Chesapeake Energy Corp.                        3.8
Marathon Petroleum Corp.                       3.6
Valero Energy Corp.                            3.6
                                            -------
  Total                                       40.8%
                                            =======


                                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                             JULY 31, 2012 - JANUARY 31, 2023

            First Trust Energy      StrataQuant(R)      Russell 1000(R)       S&P 500(R)       Russell 1000(R)
             AlphaDEX(R) Fund        Energy Index            Index           Energy Index       Energy Index
7/31/12          $10,000               $10,000              $10,000            $10,000             $10,000
1/31/13           11,901                11,949               11,089             11,067              11,096
7/31/13           12,362                12,446               12,623             11,862              11,886
1/31/14           13,083                13,220               13,554             12,051              12,136
7/31/14           15,488                15,699               14,777             14,048              14,204
1/31/15           11,142                11,310               15,420             11,289              11,256
7/31/15            9,511                 9,663               16,437             10,439              10,404
1/31/16            7,332                 7,450               15,140              9,073               8,852
7/31/16            8,306                 8,454               17,233             10,652              10,336
1/31/17            9,202                 9,402               18,291             11,486              11,169
7/31/17            7,892                 8,093               19,981             10,672              10,288
1/31/18            8,816                 9,080               23,016             12,244              11,800
7/31/18            9,979                10,314               23,214             12,776              12,425
1/31/19            7,767                 8,033               22,515             10,734              10,371
7/31/19            6,409                 6,653               25,072             10,734              10,243
1/31/20            5,281                 5,506               27,331              9,605               9,154
7/31/20            3,955                 4,114               28,089              6,626               6,393
1/31/21            5,319                 5,564               32,755              7,434               7,391
7/31/21            6,589                 6,920               38,753              9,571               9,398
1/31/22            8,645                 9,125               39,408             13,194              12,580
7/31/22           10,921                11,575               36,092             16,026              15,515
1/31/23           11,430                12,132               36,041             18,875              17,881


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

The First Trust Financials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Financials Index (the
"Financials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts ("REITs") that comprise the Financials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXO."

The Financials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the financial services sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/23     1/31/23    1/31/23    1/31/23     to 1/31/23    1/31/23    1/31/23     to 1/31/23
FUND PERFORMANCE
NAV                                    11.46%      0.94%      9.73%      12.58%       7.38%       59.06%     227.12%      206.40%
Market Price                           11.51%      1.00%      9.73%      12.58%       7.38%       59.09%     226.99%      206.45%

INDEX PERFORMANCE
StrataQuant(R) Financials Index        11.78%      1.50%     10.47%      13.36%       8.21%       64.52%     250.30%      246.28%
Russell 1000(R) Index                  -0.14%     -8.55%      9.38%      12.51%       8.69%       56.59%     225.00%      271.13%
S&P 500(R) Financials Index             9.73%     -4.44%      6.50%      12.25%       3.31%       36.98%     217.71%       66.94%
Russell 1000(R) Financials Index(1)     9.47%     -4.10%     10.11%      13.47%        N/A        61.87%     253.82%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Financials Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS. On September 18, 2020, the name of the Russell 1000(R) Financial Services Index was changed to Russell 1000(R)
Financials Index.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed along with the StrataQuant(R) Financials
Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in connection with the First Trust Financials AlphaDEX(R) Fund ("FXO"). Neither FTP, the Trust
nor FXO is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company
("ICE Data and its Suppliers"). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXO particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXO or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXO into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXO to be issued or in the determination or calculation of the equation by which
FXO is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXO. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   100.0%
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Ally Financial, Inc.                           2.0%
OneMain Holdings, Inc.                         1.9
Carlyle Group (The), Inc.                      1.8
PacWest Bancorp                                1.8
Evercore, Inc., Class A                        1.8
Franklin Resources, Inc.                       1.8
Citigroup, Inc.                                1.7
Rithm Capital Corp.                            1.7
Ameriprise Financial, Inc.                     1.7
Annaly Capital Management, Inc.                1.7
                                            -------
  Total                                       17.9%
                                            =======


                                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                  JULY 31, 2012 - JANUARY 31, 2023

            First Trust Financials       StrataQuant(R)       Russell 1000(R)         S&P 500(R)         Russell 1000(R)
               AlphaDEX(R) Fund         Financials Index           Index           Financials Index      Financials Index
7/31/12            $10,000                  $10,000               $10,000              $10,000               $10,000
1/31/13             11,851                   11,901                11,089               11,984                11,821
7/31/13             13,944                   14,055                12,623               14,243                13,852
1/31/14             14,735                   14,908                13,554               14,783                14,511
7/31/14             15,472                   15,710                14,777               15,868                15,504
1/31/15             16,132                   16,439                15,420               16,450                16,305
7/31/15             17,697                   18,098                16,437               18,153                17,977
1/31/16             15,609                   16,006                15,140               15,860                15,938
7/31/16             17,736                   18,256                17,233               17,468                17,726
1/31/17             20,232                   20,896                18,291               21,416                20,368
7/31/17             21,992                   22,783                19,981               23,230                22,262
1/31/18             24,374                   25,342                23,016               27,797                25,841
7/31/18             24,425                   25,481                23,214               26,360                25,487
1/31/19             23,104                   24,174                22,515               24,713                24,682
7/31/19             25,165                   26,426                25,072               27,270                27,985
1/31/20             25,978                   27,377                27,331               29,222                30,130
7/31/20             20,746                   21,950                28,089               23,775                26,309
1/31/21             28,520                   30,278                32,755               28,996                31,887
7/31/21             35,680                   38,024                38,753               36,903                40,206
1/31/22             38,406                   41,070                39,408               39,844                43,615
7/31/22             34,781                   37,295                36,092               34,698                38,209
1/31/23             38,767                   41,688                36,041               38,074                41,827


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

The First Trust Health Care AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Health Care Index
(the "Health Care Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Health Care Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXH."

The Health Care Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the health care sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/23     1/31/23    1/31/23    1/31/23     to 1/31/23    1/31/23    1/31/23     to 1/31/23
FUND PERFORMANCE
NAV                                     3.69%      1.81%      8.71%      12.23%       11.65%      51.84%     217.15%      466.62%
Market Price                            3.68%      1.90%      8.72%      12.24%       11.66%      51.91%     217.17%      466.82%

INDEX PERFORMANCE
StrataQuant(R) Health Care Index        4.01%      2.50%      9.44%      12.98%       12.44%      57.00%     238.86%      533.09%
Russell 1000(R) Index                  -0.14%     -8.55%      9.38%      12.51%        8.69%      56.59%     225.00%      271.13%
S&P 500(R) Health Care Index            1.59%      3.19%     10.68%      14.01%       10.64%      66.06%     270.97%      390.58%
Russell 1000(R) Health Care Index(1)    1.54%      2.52%     10.64%      14.09%        N/A        65.81%     273.78%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Health Care Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Health Care
Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in connection with the First Trust Health Care AlphaDEX(R) Fund ("FXH"). Neither FTP, the
Trust nor FXH is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank
Russell Company ("ICE Data and its Suppliers"). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXH particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXH or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXH into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXH to be issued or in the determination or calculation of the equation by which
FXH is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXH. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                  100.0%
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Viatris, Inc.                                  2.2%
Laboratory Corp. of America Holdings           2.2
HCA Healthcare, Inc.                           2.1
Universal Health Services, Inc., Class B       2.1
Exact Sciences Corp.                           2.1
QuidelOrtho Corp.                              2.0
Moderna, Inc.                                  2.0
Syneos Health, Inc.                            2.0
Insulet Corp.                                  2.0
Elevance Health, Inc.                          2.0
                                            -------
  Total                                       20.7%
                                            =======


                                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                     JULY 31, 2012 - JANUARY 31, 2023

            First Trust Health Care       StrataQuant(R)        Russell 1000(R)          S&P 500(R)           Russell 1000(R)
               AlphaDEX(R) Fund          Health Care Index           Index            Health Care Index      Health Care Index
7/31/12             $10,000                   $10,000               $10,000                $10,000                $10,000
1/31/13              11,878                    11,924                11,089                 11,298                 11,370
7/31/13              14,249                    14,364                12,623                 13,563                 13,711
1/31/14              16,732                    16,925                13,554                 15,010                 15,258
7/31/14              17,780                    18,037                14,777                 16,469                 16,689
1/31/15              20,477                    20,840                15,420                 18,867                 19,229
7/31/15              23,301                    23,803                16,437                 20,994                 21,575
1/31/16              17,944                    18,381                15,140                 18,412                 18,576
7/31/16              20,598                    21,165                17,233                 20,997                 21,268
1/31/17              19,922                    20,528                18,291                 19,823                 20,189
7/31/17              22,395                    23,154                19,981                 22,677                 23,060
1/31/18              24,811                    25,735                23,016                 25,242                 25,629
7/31/18              25,702                    26,752                23,214                 25,696                 26,290
1/31/19              25,000                    26,105                22,515                 26,419                 27,011
7/31/19              25,978                    27,232                25,073                 26,796                 27,673
1/31/20              27,674                    29,109                27,332                 29,615                 30,354
7/31/20              31,889                    33,661                28,089                 31,825                 33,313
1/31/21              36,321                    38,458                32,755                 35,026                 37,065
7/31/21              40,843                    43,384                38,755                 40,522                 42,472
1/31/22              37,008                    39,419                39,410                 40,619                 41,453
7/31/22              36,338                    38,847                36,092                 41,257                 41,851
1/31/23              37,673                    40,405                36,041                 41,915                 42,500


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund (the "Fund")
seeks investment results that correspond generally to the price and yield
(before the Fund's fees and expenses) of an equity index called the
StrataQuant(R) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings)
in the common stocks that comprise the Industrials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXR."

The Industrials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the industrials and producer durables sectors that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R)
selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/23     1/31/23    1/31/23    1/31/23     to 1/31/23    1/31/23    1/31/23     to 1/31/23
FUND PERFORMANCE
NAV                                     6.15%     -0.95%      7.21%      11.41%       7.73%       41.67%     194.49%      222.64%
Market Price                            6.15%     -0.94%      7.22%      11.39%       7.73%       41.67%     194.07%      222.64%

INDEX PERFORMANCE
StrataQuant(R) Industrials Index        6.65%     -0.22%      7.92%      12.17%       8.50%       46.39%     215.39%      260.95%
Russell 1000(R) Index                  -0.14%     -8.55%      9.38%      12.51%       8.69%       56.59%     225.00%      271.13%
S&P 500(R) Industrials Index            7.59%      2.90%      7.03%      11.74%       8.32%       40.47%     203.34%      251.68%
Russell 1000(R) Industrials Index(1)    5.39%     -3.43%      5.40%      11.12%        N/A        30.10%     186.96%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Industrials Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS. On September 18, 2020, the name of the Russell 1000(R) Producer Durables Index was changed to Russell 1000(R)
Industrials Index.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Industrials
Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in connection with the First Trust Industrials/Producer Durables AlphaDEX(R) Fund ("FXR").
Neither FTP, the Trust nor FXR is sponsored, endorsed, sold or promoted by ICE
Data, its affiliates or its Third Party Suppliers including without limitation
Frank Russell Company ("ICE Data and its Suppliers"). ICE Data and its Suppliers
make no representations or warranties regarding the advisability of investing in securities generally, in FXR particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXR or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXR into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXR to be issued or in the determination or calculation of the equation by which
FXR is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXR. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                   70.8%
Materials                                     11.9
Information Technology                         9.8
Consumer Discretionary                         3.7
Financials                                     3.4
Health Care                                    0.4
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Hayward Holdings, Inc.                         1.7%
United Rentals, Inc.                           1.5
Builders FirstSource, Inc.                     1.5
XPO, Inc.                                      1.4
WESCO International, Inc.                      1.4
Axon Enterprise, Inc.                          1.4
Brunswick Corp.                                1.4
Louisiana-Pacific Corp.                        1.4
Shift4 Payments, Inc., Class A                 1.4
Owens Corning                                  1.4
                                            -------
  Total                                       14.5%
                                            =======


                                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                  JULY 31, 2012 - JANUARY 31, 2023

            First Trust Industrials/
               Producer Durables         StrataQuant(R)       Russell 1000(R)        S&P 500(R)          Russell 1000(R)
                AlphaDEX(R) Fund        Industrials Index          Index          Industrials Index     Industrials Index
7/31/12             $10,000                  $10,000              $10,000              $10,000               $10,000
1/31/13              11,938                   11,983               11,089               11,304                11,467
7/31/13              13,792                   13,893               12,623               12,867                13,108
1/31/14              15,908                   16,090               13,554               14,378                14,693
7/31/14              16,886                   17,143               14,777               15,019                15,338
1/31/15              16,943                   17,260               15,420               15,931                16,244
7/31/15              17,106                   17,465               16,437               16,057                16,522
1/31/16              14,198                   14,536               15,140               15,188                15,430
7/31/16              16,964                   17,434               17,233               17,737                17,957
1/31/17              19,827                   20,491               18,291               19,422                19,834
7/31/17              20,832                   21,602               19,981               20,983                21,520
1/31/18              24,811                   25,814               23,016               24,408                25,294
7/31/18              24,494                   25,564               23,214               23,710                24,717
1/31/19              22,836                   23,885               22,515               22,394                23,437
7/31/19              25,393                   26,650               25,072               24,559                25,938
1/31/20              26,465                   27,868               27,331               25,885                27,279
7/31/20              23,795                   25,140               28,089               23,159                24,492
1/31/21              30,117                   31,920               32,755               27,635                29,309
7/31/21              36,457                   38,772               38,753               33,914                35,916
1/31/22              35,494                   37,873               39,408               33,324                34,074
7/31/22              33,117                   35,435               36,092               31,870                31,224
1/31/23              35,154                   37,791               36,041               34,289                32,907


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

The First Trust Materials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Materials Index (the
"Materials Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks that comprise the
Materials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXZ."

The Materials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the materials and processing sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years     Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/23     1/31/23    1/31/23    1/31/23     to 1/31/23    1/31/23    1/31/23     to 1/31/23
FUND PERFORMANCE
NAV                                    15.09%     21.97%     10.96%      11.54%        9.88%      68.19%     198.18%       340.42%
Market Price                           15.10%     21.98%     10.97%      11.54%        9.88%      68.26%     198.11%       340.48%

INDEX PERFORMANCE
StrataQuant(R) Materials Index         15.38%     22.72%     11.73%      12.32%       10.68%      74.14%     219.57%       393.89%
Russell 1000(R) Index                  -0.14%     -8.55%      9.38%      12.51%        8.69%      56.59%     225.00%       271.13%
S&P 500(R) Materials Index              9.71%      2.63%      8.44%      10.33%        7.32%      49.92%     167.25%       203.83%
Russell 1000(R) Basic Materials
   Index(1)                            13.47%      8.56%      8.85%      10.72%        N/A        52.82%     176.88%         N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Basic Materials Index because performance data does not exist for each of the entire periods using solely the
U.S. sector scheme, or alternatively, using solely the RGS. On September 18,
2020, the name of the Russell 1000(R) Materials and Processing Index was changed to Russell 1000(R) Basic Materials Index.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Materials
Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in connection with the First Trust Materials AlphaDEX(R) Fund ("FXZ"). Neither FTP, the Trust
nor FXZ is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company
("ICE Data and its Suppliers"). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXZ particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXZ or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXZ into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXZ to be issued or in the determination or calculation of the equation by which
FXZ is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXZ. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Materials                                     93.5%
Industrials                                    6.5
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Cleveland-Cliffs, Inc.                         5.4%
Nucor Corp.                                    5.2
Steel Dynamics, Inc.                           5.1
Westlake Corp.                                 4.9
Huntsman Corp.                                 4.7
United States Steel Corp.                      4.7
Mosaic (The) Co.                               4.6
Olin Corp.                                     3.5
International Paper Co.                        3.5
Celanese Corp.                                 3.4
                                            -------
  Total                                       45.0%
                                            =======


                                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                   JULY 31, 2012 - JANUARY 31, 2023

            First Trust Materials      StrataQuant(R)       Russell 1000(R)        S&P 500(R)            Russell 1000(R)
              AlphaDEX(R) Fund         Materials Index           Index           Materials Index      Basic Materials Index
7/31/12            $10,000                 $10,000              $10,000              $10,000                 $10,000
1/31/13             12,148                  12,202               11,089               11,345                  11,530
7/31/13             12,540                  12,641               12,623               11,874                  12,126
1/31/14             14,063                  14,233               13,554               13,092                  13,323
7/31/14             14,764                  14,991               14,777               14,618                  14,541
1/31/15             13,705                  13,954               15,420               14,389                  14,273
7/31/15             14,119                  14,428               16,437               13,999                  14,118
1/31/16             12,087                  12,388               15,140               12,017                  12,327
7/31/16             16,022                  16,483               17,233               15,175                  15,673
1/31/17             17,723                  18,292               18,291               16,405                  17,051
7/31/17             18,267                  18,920               19,981               17,386                  18,041
1/31/18             21,537                  22,390               23,016               20,220                  20,888
7/31/18             20,678                  21,572               23,214               19,375                  20,120
1/31/19             17,911                  18,740               22,515               17,471                  18,092
7/31/19             18,595                  19,533               25,073               19,347                  19,986
1/31/20             18,071                  19,058               27,332               19,359                  20,079
7/31/20             17,705                  18,744               28,089               20,570                  21,128
1/31/21             23,712                  25,201               32,755               24,324                  24,390
7/31/21             29,040                  30,965               38,755               29,111                  29,780
1/31/22             29,697                  31,776               39,410               29,547                  29,408
7/31/22             31,473                  33,799               36,092               27,635                  28,133
1/31/23             36,222                  38,997               36,041               30,318                  31,923


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

The First Trust Technology AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Technology Index (the
"Technology Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Technology Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXL."

The Technology Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the technology sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/23     1/31/23    1/31/23    1/31/23     to 1/31/23    1/31/23    1/31/23     to 1/31/23
FUND PERFORMANCE
NAV                                    -2.50%     -13.26%    13.11%      16.55%       11.20%       85.14%    362.40%      431.20%
Market Price                           -2.53%     -13.27%    13.10%      16.54%       11.19%       85.04%    362.02%      430.99%

INDEX PERFORMANCE
StrataQuant(R) Technology Index        -2.24%     -12.80%    13.79%      17.25%       11.98%       90.74%    391.13%      493.19%
Russell 1000(R) Index                  -0.14%      -8.55%     9.38%      12.51%        8.69%       56.59%    225.00%      271.13%
S&P 500(R) Information Technology
   Index                               -5.41%     -15.70%    16.17%      19.22%       13.77%      111.58%    480.25%      660.79%
Russell 1000(R) Technology Index(1)    -7.82%     -21.47%    14.57%      18.15%        N/A         97.40%    430.02%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Technology Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Technology
Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in connection with the First Trust Technology AlphaDEX(R) Fund ("FXL"). Neither FTP, the Trust
nor FXL is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company
("ICE Data and its Suppliers"). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXL particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXL or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXL into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXL to be issued or in the determination or calculation of the equation by which
FXL is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXL. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                        88.8%
Industrials                                    7.0
Communication Services                         4.2
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Western Digital Corp.                          2.1%
Meta Platforms, Inc., Class A                  1.9
Cirrus Logic, Inc.                             1.8
Micron Technology, Inc.                        1.8
Skyworks Solutions, Inc.                       1.8
Qorvo, Inc.                                    1.8
IPG Photonics Corp.                            1.8
Cognizant Technology Solutions Corp.,
   Class A                                     1.7
Jabil, Inc.                                    1.7
Arrow Electronics, Inc.                        1.7
                                            -------
  Total                                       18.1%
                                            =======


                                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                   JULY 31, 2012 - JANUARY 31, 2023

            First Trust Technology     StrataQuant(R)       Russell 1000(R)     S&P 500(R) Information     Russell 1000(R)
               AlphaDEX(R) Fund        Technology Index          Index             Technology Index        Technology Index
7/31/12            $10,000                 $10,000              $10,000                $10,000                 $10,000
1/31/13             10,948                  10,993               11,089                 10,167                  10,066
7/31/13             12,454                  12,554               12,623                 11,114                  10,984
1/31/14             14,340                  14,514               13,554                 12,558                  12,478
7/31/14             15,268                  15,506               14,777                 14,239                  14,196
1/31/15             16,121                  16,424               15,420                 14,878                  14,743
7/31/15             16,905                  17,278               16,437                 16,058                  15,729
1/31/16             14,677                  15,051               15,140                 15,598                  15,087
7/31/16             16,975                  17,467               17,233                 17,628                  17,166
1/31/17             19,314                  19,865               18,291                 19,484                  19,066
7/31/17             22,190                  22,893               19,981                 22,824                  22,201
1/31/18             27,345                  28,307               23,016                 27,884                  27,030
7/31/18             27,859                  28,935               23,214                 29,322                  28,376
1/31/19             29,165                  30,295               22,515                 27,631                  27,096
7/31/19             34,322                  35,766               25,073                 33,933                  32,296
1/31/20             36,391                  38,073               27,332                 40,363                  38,096
7/31/20             44,387                  46,594               28,089                 47,136                  45,212
1/31/21             55,213                  58,178               32,755                 55,352                  54,051
7/31/21             62,296                  65,874               38,755                 66,008                  65,667
1/31/22             58,372                  61,915               39,410                 69,981                  67,946
7/31/22             51,923                  55,225               36,092                 62,370                  57,878
1/31/23             50,625                  53,988               36,041                 58,996                  53,352


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

The First Trust Utilities AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Utilities Index (the
"Utilities Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks that comprise the
Utilities Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXU."

The Utilities Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the utilities sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/23     1/31/23    1/31/23    1/31/23     to 1/31/23    1/31/23    1/31/23     to 1/31/23
FUND PERFORMANCE
NAV                                    -0.97%      6.47%      8.45%       9.14%       6.48%       50.03%     139.86%      168.57%
Market Price                           -0.97%      6.53%      8.46%       9.16%       6.48%       50.08%     140.19%      168.62%

INDEX PERFORMANCE
StrataQuant(R) Utilities Index         -0.69%      7.33%      9.15%       9.94%       7.30%       54.89%     158.02%      203.16%
Russell 1000(R) Index                  -0.14%     -8.55%      9.38%      12.51%       8.69%       56.59%     225.00%      271.13%
S&P 500(R) Utilities Index             -5.13%      2.90%      9.82%      10.33%       7.09%       59.71%     167.38%      193.79%
Russell 1000(R) Utilities Index(1)     -4.89%      2.83%      8.47%       9.03%        N/A        50.16%     137.29%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Utilities Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Utilities
Index (the "Utilities Index") for use by First Trust Portfolios L.P. ("FTP") in
connection with the First Trust Utilities AlphaDEX(R) Fund ("FXU"). Neither FTP,
the Trust nor FXU is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank
Russell Company ("ICE Data and its Suppliers"). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXU particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXU or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXU into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXU to be issued or in the determination or calculation of the equation by which
FXU is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXU. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Utilities                                     91.9%
Industrials                                    8.1
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
NRG Energy, Inc.                               4.4%
UGI Corp.                                      4.4
OGE Energy Corp.                               4.1
Avangrid, Inc.                                 4.1
Pinnacle West Capital Corp.                    4.1
PG&E Corp.                                     4.0
AES (The) Corp.                                3.9
National Fuel Gas Co.                          3.8
Clean Harbors, Inc.                            3.8
NiSource, Inc.                                 3.3
                                            -------
  Total                                       39.9%
                                            =======


                                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                            JULY 31, 2012 - JANUARY 31, 2023

            First Trust Utilities    StrataQuant(R)     Russell 1000(R)      S&P 500(R)       Russell 1000(R)
              AlphaDEX(R) Fund       Utilities Index         Index         Utilities Index    Utilities Index
7/31/12            $10,000               $10,000            $10,000            $10,000            $10,000
1/31/13             10,413                10,449             11,089              9,883              9,922
7/31/13             11,591                11,734             12,623             10,801             10,867
1/31/14             11,920                12,119             13,554             10,989             10,938
7/31/14             13,108                13,379             14,777             11,801             11,928
1/31/15             14,792                15,146             15,420             14,086             12,812
7/31/15             13,863                14,241             16,437             13,033             12,412
1/31/16             14,007                14,444             15,140             13,737             13,141
7/31/16             17,003                17,605             17,233             16,045             15,475
1/31/17             17,129                17,797             18,291             15,414             14,983
7/31/17             17,611                18,356             19,981             16,961             15,612
1/31/18             16,645                17,405             23,016             16,543             15,681
7/31/18             17,418                18,286             23,214             17,440             15,790
1/31/19             18,517                19,509             22,515             18,376             16,520
7/31/19             19,458                20,539             25,073             20,323             18,119
1/31/20             20,337                21,533             27,332             23,944             20,728
7/31/20             19,320                20,489             28,089             21,509             18,718
1/31/21             19,859                21,143             32,755             22,352             19,777
7/31/21             22,181                23,695             38,755             24,096             21,616
1/31/22             23,456                25,119             39,410             25,676             22,902
7/31/22             25,221                27,148             36,092             27,853             24,756
1/31/23             24,976                26,961             36,041             26,424             23,545


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period May 8, 2007 (inception) to May 10, 2007 (the first day of secondary market trading), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market
Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2023 (UNAUDITED)

As a shareholder of First Trust Consumer Discretionary AlphaDEX(R) Fund, First
Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund,
First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R)
Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust
Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund or First
Trust Utilities AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2022     JANUARY 31, 2023        PERIOD          PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)
Actual                                              $1,000.00           $1,116.80             0.63%             $3.36
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)
Actual                                              $1,000.00           $1,006.90             0.63%             $3.19
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)
Actual                                              $1,000.00           $1,046.60             0.62%             $3.20
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%             $3.16

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)
Actual                                              $1,000.00           $1,114.60             0.62%             $3.30
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%             $3.16

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)
Actual                                              $1,000.00           $1,036.90             0.61%             $3.13
Hypothetical (5% return before expenses)            $1,000.00           $1,022.13             0.61%             $3.11


                                                                         Page 23


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2022     JANUARY 31, 2023        PERIOD          PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)
Actual                                              $1,000.00           $1,061.50             0.61%             $3.17
Hypothetical (5% return before expenses)            $1,000.00           $1,022.13             0.61%             $3.11

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)
Actual                                              $1,000.00           $1,150.90             0.62%             $3.36
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%             $3.16

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)
Actual                                              $1,000.00           $  975.00             0.62%             $3.09
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%             $3.16

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)
Actual                                              $1,000.00           $  990.30             0.64%             $3.21
Hypothetical (5% return before expenses)            $1,000.00           $1,021.98             0.64%             $3.26


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1,
      2022 through January 31, 2023), multiplied by 184/365 (to reflect the six-month period).


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AIRLINES -- 3.9%
       39,763  Alaska Air Group, Inc. (a)       $     2,041,432
       41,059  Copa Holdings S.A., Class A (a)        3,780,713
      129,903  Delta Air Lines, Inc. (a)              5,079,207
       50,712  Southwest Airlines Co.                 1,813,968
       21,739  United Airlines Holdings,
                  Inc. (a)                            1,064,342
                                                ---------------
                                                     13,779,662
                                                ---------------
               AUTO COMPONENTS -- 2.8%
        8,800  Aptiv PLC (a)                            995,192
       84,842  BorgWarner, Inc.                       4,011,330
       93,919  Gentex Corp.                           2,771,550
       13,767  Lear Corp.                             2,006,953
                                                ---------------
                                                      9,785,025
                                                ---------------
               AUTOMOBILES -- 5.4%
      367,037  Ford Motor Co.                         4,958,670
      126,892  General Motors Co.                     4,989,393
       82,090  Harley-Davidson, Inc.                  3,778,603
       56,545  Thor Industries, Inc.                  5,390,435
                                                ---------------
                                                     19,117,101
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.7%
       13,460  Copart, Inc. (a)                         896,571
       30,011  Driven Brands Holdings, Inc. (a)         876,021
       85,372  IAA, Inc. (a)                          3,562,573
       22,430  Rollins, Inc.                            816,452
                                                ---------------
                                                      6,151,617
                                                ---------------
               DISTRIBUTORS -- 2.2%
       24,602  Genuine Parts Co.                      4,128,708
       63,936  LKQ Corp.                              3,769,666
                                                ---------------
                                                      7,898,374
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.8%
       16,160  Grand Canyon Education,
                  Inc. (a)                            1,883,610
       88,794  Mister Car Wash, Inc. (a)                911,914
                                                ---------------
                                                      2,795,524
                                                ---------------
               ENTERTAINMENT -- 3.5%
       13,710  Liberty Media Corp.-Liberty
                  Formula One, Class C (a)              970,668
       23,284  Madison Square Garden Sports
                  Corp.                               4,233,963
        5,791  Netflix, Inc. (a)                      2,049,203
      200,640  Playtika Holding Corp. (a)             2,104,714
        9,433  Walt Disney (The) Co. (a)              1,023,386
       24,918  World Wrestling Entertainment,
                  Inc., Class A                       2,108,561
                                                ---------------
                                                     12,490,495
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.8%
       25,807  BJ's Wholesale Club Holdings,
                  Inc. (a)                            1,870,233
        1,795  Costco Wholesale Corp.                   917,496
                                                ---------------
                                                      2,787,729
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 16.0%
        1,695  Booking Holdings, Inc. (a)       $     4,125,800
       62,625  Boyd Gaming Corp.                      3,902,164
       61,567  Caesars Entertainment, Inc. (a)        3,205,178
        3,877  Churchill Downs, Inc.                    961,884
       24,686  Darden Restaurants, Inc.               3,652,787
       13,512  Hilton Worldwide Holdings,
                  Inc.                                1,960,456
       35,521  Las Vegas Sands Corp. (a)              2,095,739
       17,203  Marriott International, Inc.,
                  Class A                             2,996,419
       19,029  Marriott Vacations Worldwide
                  Corp.                               3,045,401
       76,384  MGM Resorts International              3,163,061
      139,497  Norwegian Cruise Line Holdings
                  Ltd. (a)                            2,121,749
      114,981  Penn Entertainment, Inc. (a)           4,076,076
       43,335  Planet Fitness, Inc.,
                  Class A (a)                         3,668,308
       73,438  Six Flags Entertainment
                  Corp. (a)                           1,971,810
       25,818  Starbucks Corp.                        2,817,777
       22,516  Travel + Leisure Co.                     954,003
        7,164  Vail Resorts, Inc.                     1,879,404
      113,177  Wendy's (The) Co.                      2,523,847
       11,493  Wyndham Hotels & Resorts,
                  Inc.                                  890,822
       51,761  Wynn Resorts Ltd. (a)                  5,364,510
        6,399  Yum! Brands, Inc.                        835,134
                                                ---------------
                                                     56,212,329
                                                ---------------
               HOUSEHOLD DURABLES -- 11.0%
       47,887  D.R. Horton, Inc.                      4,725,968
       27,751  Garmin Ltd.                            2,744,019
      105,954  Leggett & Platt, Inc.                  3,873,678
       47,168  Lennar Corp., Class A                  4,830,003
      261,078  Newell Brands, Inc.                    4,166,805
          740  NVR, Inc. (a)                          3,899,800
       93,755  PulteGroup, Inc.                       5,333,722
       49,736  Tempur Sealy International,
                  Inc.                                2,026,742
       85,510  Toll Brothers, Inc.                    5,086,990
       12,071  Whirlpool Corp.                        1,878,127
                                                ---------------
                                                     38,565,854
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.3%
        6,843  Etsy, Inc. (a)                           941,460
                                                ---------------
               LEISURE PRODUCTS -- 2.7%
       27,986  Hasbro, Inc.                           1,655,931
      191,419  Mattel, Inc. (a)                       3,916,433
       25,358  Polaris, Inc.                          2,912,113
       19,840  YETI Holdings, Inc. (a)                  888,038
                                                ---------------
                                                      9,372,515
                                                ---------------
               MEDIA -- 6.0%
      112,444  Fox Corp., Class A                     3,816,349
       51,260  Interpublic Group of (The) Cos.,
                  Inc.                                1,868,940
       25,249  New York Times (The) Co.,
                  Class A                               879,675
      187,632  News Corp., Class A                    3,801,424

                        See Notes to Financial Statements                Page 25


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
       19,511  Nexstar Media Group, Inc.        $     3,995,267
       10,048  Omnicom Group, Inc.                      864,028
      252,880  Paramount Global, Class B              5,856,701
                                                ---------------
                                                     21,082,384
                                                ---------------
               MULTILINE RETAIL -- 5.1%
        3,328  Dollar General Corp.                     777,421
       12,073  Dollar Tree, Inc. (a)                  1,813,123
      169,054  Kohl's Corp.                           5,472,278
      206,713  Macy's, Inc.                           4,884,628
      158,685  Nordstrom, Inc.                        3,100,705
       17,497  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                              958,136
        5,499  Target Corp.                             946,598
                                                ---------------
                                                     17,952,889
                                                ---------------
               PERSONAL PRODUCTS -- 0.3%
       95,745  Coty, Inc., Class A (a)                  953,620
                                                ---------------
               ROAD & RAIL -- 2.9%
       15,624  Avis Budget Group, Inc. (a)            3,125,425
      277,364  Hertz Global Holdings, Inc. (a)        4,998,099
       69,044  Uber Technologies, Inc. (a)            2,135,531
                                                ---------------
                                                     10,259,055
                                                ---------------
               SPECIALTY RETAIL -- 21.8%
       11,612  Advance Auto Parts, Inc.               1,768,275
       39,782  AutoNation, Inc. (a)                   5,041,175
        1,039  AutoZone, Inc. (a)                     2,533,965
       40,518  Bath & Body Works, Inc.                1,864,233
       31,932  Best Buy Co., Inc.                     2,833,007
       12,631  Burlington Stores, Inc. (a)            2,902,983
       42,062  CarMax, Inc. (a)                       2,963,268
       28,389  Dick's Sporting Goods, Inc.            3,712,146
       14,481  Five Below, Inc. (a)                   2,854,640
       11,770  Floor & Decor Holdings, Inc.,
                  Class A (a)                         1,068,363
      227,055  Gap (The), Inc.                        3,081,136
        5,406  Home Depot (The), Inc.                 1,752,463
       67,124  Leslie's, Inc. (a)                     1,039,751
       20,849  Lithia Motors, Inc.                    5,487,457
        4,114  Lowe's Cos., Inc.                        856,740
        4,045  O'Reilly Automotive, Inc. (a)          3,205,056
       37,141  Penske Automotive Group, Inc.          4,747,363
      270,166  Petco Health & Wellness Co.,
                  Inc. (a)                            3,158,241
        9,585  RH (a)                                 2,990,424
       29,421  Ross Stores, Inc.                      3,477,268
       53,626  TJX (The) Cos., Inc.                   4,389,824
       15,179  Tractor Supply Co.                     3,460,660
        9,100  Ulta Beauty, Inc. (a)                  4,677,036
       71,582  Victoria's Secret & Co. (a)            3,017,181
       29,716  Williams-Sonoma, Inc.                  4,009,877
                                                ---------------
                                                     76,892,532
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 12.1%
       59,577  Capri Holdings Ltd. (a)          $     3,961,275
       45,769  Carter's, Inc.                         3,815,762
       29,245  Columbia Sportswear Co.                2,804,595
       10,693  Deckers Outdoor Corp. (a)              4,571,044
      402,701  Hanesbrands, Inc.                      3,398,796
        5,329  Lululemon Athletica, Inc. (a)          1,635,364
        7,004  NIKE, Inc., Class B                      891,819
       60,472  PVH Corp.                              5,436,433
       24,238  Ralph Lauren Corp.                     3,001,876
      101,755  Skechers U.S.A., Inc.,
                  Class A (a)                         4,899,503
      112,096  Tapestry, Inc.                         5,108,215
      252,085  Under Armour, Inc.,
                  Class A (a)                         3,123,333
                                                ---------------
                                                     42,648,015
                                                ---------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 0.6%
       14,553  SiteOne Landscape Supply,
                  Inc. (a)                            2,204,925
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          351,891,105
               (Cost $346,721,438)              ---------------

               MONEY MARKET FUNDS -- 0.2%
      617,231  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 4.12% (b)                     617,231
               (Cost $617,231)                  ---------------

               TOTAL INVESTMENTS -- 100.1%          352,508,336
               (Cost $347,338,669)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%                (252,343)
                                                ---------------
               NET ASSETS -- 100.0%             $   352,255,993
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2023.

Page 26                 See Notes to Financial Statements


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                     LEVEL 2       LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    1/31/2023         PRICES         INPUTS         INPUTS
                                                  -----------------------------------------------------------
Common Stocks*..................................  $  351,891,105  $  351,891,105  $          --  $         --
Money Market Funds..............................         617,231         617,231             --            --
                                                  -----------------------------------------------------------
Total Investments...............................  $  352,508,336  $  352,508,336  $          --  $         --
                                                  ===========================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 27


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.3%
               BEVERAGES -- 10.6%
      194,138  Coca-Cola (The) Co.              $    11,904,542
      173,151  Keurig Dr Pepper, Inc.                 6,108,767
      479,390  Molson Coors Beverage Co.,
                  Class B                            25,206,326
      182,446  Monster Beverage Corp. (a)            18,988,980
      102,533  PepsiCo, Inc.                         17,535,194
                                                ---------------
                                                     79,743,809
                                                ---------------
               CHEMICALS -- 2.7%
      315,135  Corteva, Inc.                         20,310,451
                                                ---------------
               FOOD & STAPLES RETAILING
                  -- 24.5%
    1,190,849  Albertsons Cos., Inc., Class A        25,245,999
       82,566  Casey's General Stores, Inc.          19,478,145
      211,530  Grocery Outlet Holding
                  Corp. (a)                           6,428,397
      554,020  Kroger (The) Co.                      24,725,912
      528,734  Performance Food Group Co. (a)        32,421,969
      323,063  Sysco Corp.                           25,024,460
      544,493  US Foods Holding Corp. (a)            20,761,518
      826,358  Walgreens Boots Alliance, Inc.        30,459,556
                                                ---------------
                                                    184,545,956
                                                ---------------
               FOOD PRODUCTS -- 44.5%
      266,001  Archer-Daniels-Midland Co.            22,038,183
      309,439  Bunge Ltd.                            30,665,405
      217,605  Campbell Soup Co.                     11,300,228
      159,549  Conagra Brands, Inc.                   5,933,627
      394,603  Darling Ingredients, Inc. (a)         26,158,233
      214,842  Flowers Foods, Inc.                    5,948,975
      220,914  General Mills, Inc.                   17,310,821
       79,991  Hershey (The) Co.                     17,965,979
      271,111  Hormel Foods Corp.                    12,284,039
      252,203  Ingredion, Inc.                       25,926,468
       77,931  J.M. Smucker (The) Co.                11,907,857
      173,345  Kellogg Co.                           11,888,000
      303,344  Kraft Heinz (The) Co.                 12,294,532
      276,389  Lamb Weston Holdings, Inc.            27,608,497
    1,301,000  Pilgrim's Pride Corp. (a)             31,588,280
      342,042  Post Holdings, Inc. (a)               32,476,888
      495,948  Tyson Foods, Inc., Class A            32,608,581
                                                ---------------
                                                    335,904,593
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 9.9%
      186,306  AmerisourceBergen Corp.          $    31,478,262
      132,515  CVS Health Corp.                      11,690,473
       82,301  McKesson Corp.                        31,165,743
                                                ---------------
                                                     74,334,478
                                                ---------------
               HOUSEHOLD PRODUCTS -- 5.5%
       76,598  Church & Dwight Co., Inc.              6,193,714
      136,454  Kimberly-Clark Corp.                  17,740,385
       81,480  Procter & Gamble (The) Co.            11,601,122
      205,955  Reynolds Consumer Products,
                  Inc.                                6,131,280
                                                ---------------
                                                     41,666,501
                                                ---------------
               TOBACCO -- 1.6%
      135,081  Altria Group, Inc.                     6,084,048
       61,007  Philip Morris International,
                  Inc.                                6,359,370
                                                ---------------
                                                     12,443,418
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.3%                          748,949,206
               (Cost $715,856,566)              ---------------

               MONEY MARKET FUNDS -- 0.7%
    5,349,950  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 4.12% (b)                   5,349,950
               (Cost $5,349,950)                ---------------

               TOTAL INVESTMENTS -- 100.0%          754,299,156
               (Cost $721,206,516)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                 (29,993)
                                                ---------------
               NET ASSETS -- 100.0%             $   754,269,163
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2023.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                     LEVEL 2       LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    1/31/2023         PRICES         INPUTS         INPUTS
                                                  -----------------------------------------------------------
Common Stocks*..................................  $  748,949,206  $  748,949,206  $          --  $         --
Money Market Funds..............................       5,349,950       5,349,950             --            --
                                                  -----------------------------------------------------------
Total Investments...............................  $  754,299,156  $  754,299,156  $          --  $         --
                                                  ===========================================================


* See Portfolio of Investments for industry breakout.

Page 28                 See Notes to Financial Statements


FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               ELECTRICAL EQUIPMENT -- 1.1%
    1,319,336  Plug Power, Inc. (a)             $    22,455,099
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 7.0%
      552,667  Baker Hughes Co.                      17,541,651
    2,073,724  Halliburton Co.                       85,478,903
      781,255  NOV, Inc.                             19,093,872
      305,276  Schlumberger Ltd.                     17,394,626
                                                ---------------
                                                    139,509,052
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 89.4%
    1,512,521  Antero Midstream Corp.                16,486,479
    2,106,507  Antero Resources Corp. (a)            60,751,662
      699,243  APA Corp.                             30,997,442
      217,665  Cheniere Energy, Inc.                 33,257,035
      864,693  Chesapeake Energy Corp.               74,986,177
      272,780  Chevron Corp.                         47,469,176
      414,924  ConocoPhillips                        50,566,788
    3,321,174  Coterra Energy, Inc.                  83,128,985
      795,978  Devon Energy Corp.                    50,337,649
      477,268  Diamondback Energy, Inc.              69,738,400
      590,658  DT Midstream, Inc.                    32,285,366
      308,097  Enviva, Inc.                          14,012,251
      378,020  EOG Resources, Inc.                   49,993,145
    1,929,668  EQT Corp.                             63,042,253
      295,922  Exxon Mobil Corp.                     34,329,911
      460,316  Hess Corp.                            69,121,051
    1,572,588  HF Sinclair Corp.                     89,480,257
    1,805,335  Kinder Morgan, Inc.                   33,037,630
    3,014,445  Marathon Oil Corp.                    82,806,804
      560,867  Marathon Petroleum Corp.              72,082,627
      769,449  New Fortress Energy, Inc.             29,846,927
      777,281  Occidental Petroleum Corp.            50,360,036
      993,616  ONEOK, Inc.                           68,042,824
    1,609,160  Ovintiv, Inc.                         79,218,947
    1,285,452  PDC Energy, Inc.                      87,063,664

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
      627,206  Phillips 66                      $    62,889,946
      214,362  Pioneer Natural Resources Co.         49,378,287
    1,956,860  Range Resources Corp.                 48,960,637
    5,579,555  Southwestern Energy Co. (a)           30,799,144
    1,110,220  Targa Resources Corp.                 83,288,704
       20,882  Texas Pacific Land Corp.              41,677,340
      514,583  Valero Energy Corp.                   72,057,057
      496,050  Williams (The) Cos., Inc.             15,992,652
                                                ---------------
                                                  1,777,487,253
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.4%
      123,198  Enphase Energy, Inc. (a)              27,273,573
      108,944  First Solar, Inc. (a)                 19,348,455
                                                ---------------
                                                     46,622,028
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        1,986,073,432
               (Cost $1,748,994,247)            ---------------

               MONEY MARKET FUNDS -- 0.1%
    1,450,744  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 4.12% (b)                   1,450,744
               (Cost $1,450,744)                ---------------

               TOTAL INVESTMENTS -- 100.0%        1,987,524,176
               (Cost $1,750,444,991)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                   801,234
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,988,325,410
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2023.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                     LEVEL 2       LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    1/31/2023         PRICES         INPUTS         INPUTS
                                                  -----------------------------------------------------------
Common Stocks*..................................  $1,986,073,432  $1,986,073,432  $          --  $         --
Money Market Funds..............................       1,450,744       1,450,744             --            --
                                                  -----------------------------------------------------------
Total Investments...............................  $1,987,524,176  $1,987,524,176  $          --  $         --
                                                  ===========================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 29


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               BANKS -- 29.8%
      331,502  Bank of America Corp.            $    11,761,691
      365,432  Bank OZK                              16,689,279
       33,583  BOK Financial Corp.                    3,375,092
      404,575  Citigroup, Inc.                       21,126,907
      185,918  Citizens Financial Group, Inc.         8,053,968
      109,493  Comerica, Inc.                         8,026,932
      166,606  East West Bancorp, Inc.               13,081,903
      841,333  F.N.B. Corp.                          12,005,822
      223,089  Fifth Third Bancorp                    8,095,900
        9,652  First Citizens BancShares, Inc.,
                  Class A                             7,506,167
      133,852  First Hawaiian, Inc.                   3,672,899
      142,266  First Horizon Corp.                    3,518,238
       28,595  First Republic Bank                    4,028,464
      778,679  Huntington Bancshares, Inc.           11,812,560
       54,584  JPMorgan Chase & Co.                   7,639,577
      630,275  KeyCorp                               12,094,977
       50,459  M&T Bank Corp.                         7,871,604
      797,341  PacWest Bancorp                       22,054,452
      149,584  Pinnacle Financial Partners,
                  Inc.                               11,776,748
       46,343  PNC Financial Services Group
                  (The), Inc.                         7,666,523
      220,735  Popular, Inc.                         15,151,250
      100,710  Prosperity Bancshares, Inc.            7,639,861
      339,498  Regions Financial Corp.                7,991,783
      127,055  Signature Bank                        16,383,742
       47,708  SVB Financial Group (a)               14,428,808
      292,392  Synovus Financial Corp.               12,265,844
      340,210  Truist Financial Corp.                16,802,972
      167,843  U.S. Bancorp                           8,358,581
      410,062  Umpqua Holdings Corp.                  7,463,128
       73,627  Webster Financial Corp.                3,876,462
      354,545  Wells Fargo & Co.                     16,617,524
      245,789  Western Alliance Bancorp              18,525,117
       86,601  Wintrust Financial Corp.               7,921,393
      148,892  Zions Bancorp N.A.                     7,915,099
                                                ---------------
                                                    363,201,267
                                                ---------------
               CAPITAL MARKETS -- 27.2%
       92,402  Affiliated Managers Group, Inc.       15,961,522
       58,768  Ameriprise Financial, Inc.            20,575,852
      241,199  Bank of New York Mellon
                  (The) Corp.                        12,197,433
        4,918  BlackRock, Inc.                        3,733,795
      613,236  Carlyle Group (The), Inc.             22,058,099
       87,913  Charles Schwab (The) Corp.             6,806,224
      167,757  Evercore, Inc., Class A               21,776,536
      693,669  Franklin Resources, Inc.              21,642,473
       31,975  Goldman Sachs Group (The),
                  Inc.                               11,696,775
    1,017,174  Invesco Ltd.                          18,827,891
      778,018  Janus Henderson Group PLC             20,166,227
      446,919  Jefferies Financial Group, Inc.       17,554,978
      316,683  Lazard Ltd., Class A                  12,692,655
       50,791  LPL Financial Holdings, Inc.          12,043,562
       86,092  Morgan Stanley                         8,379,334

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       39,388  Northern Trust Corp.             $     3,819,454
      137,007  Raymond James Financial, Inc.         15,450,279
       10,405  S&P Global, Inc.                       3,901,251
      251,101  SEI Investments Co.                   15,676,235
      141,542  State Street Corp.                    12,927,031
      250,800  Stifel Financial Corp.                16,906,428
      167,787  T. Rowe Price Group, Inc.             19,542,152
      896,570  Virtu Financial, Inc., Class A        17,312,767
                                                ---------------
                                                    331,648,953
                                                ---------------
               CONSUMER FINANCE -- 7.2%
      748,425  Ally Financial, Inc.                  24,316,328
       23,144  Credit Acceptance Corp. (a) (b)       10,707,340
      149,640  Discover Financial Services           17,467,477
      549,354  OneMain Holdings, Inc.                23,699,132
      661,409  SLM Corp.                             11,620,956
                                                ---------------
                                                     87,811,233
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 2.3%
      229,490  Apollo Global Management, Inc.        16,243,302
      121,446  Equitable Holdings, Inc.               3,894,773
      119,038  Voya Financial, Inc.                   8,305,282
                                                ---------------
                                                     28,443,357
                                                ---------------
               INSURANCE -- 24.0%
      152,618  Aflac, Inc.                           11,217,423
       25,389  American Financial Group, Inc.         3,620,217
      289,358  American International Group,
                  Inc.                               18,293,213
       11,614  Aon PLC, Class A                       3,701,150
      291,478  Arch Capital Group Ltd. (a)           18,756,609
       18,486  Arthur J. Gallagher & Co.              3,618,080
       27,871  Assurant, Inc.                         3,695,416
      176,347  Assured Guaranty Ltd.                 11,039,322
      135,123  Axis Capital Holdings Ltd.             8,454,646
      356,914  Brighthouse Financial, Inc. (a)       20,083,551
       15,799  Chubb Ltd.                             3,594,115
       29,430  Erie Indemnity Co., Class A            7,191,220
       55,239  Everest Re Group Ltd.                 19,316,526
      389,133  Fidelity National Financial,
                  Inc.                               17,133,526
      279,694  First American Financial Corp.        17,304,668
       28,914  Globe Life, Inc.                       3,494,257
       25,794  Hanover Insurance Group (The),
                  Inc.                                3,471,357
       96,527  Hartford Financial Services
                  Group (The), Inc.                   7,491,460
      188,230  Loews Corp.                           11,572,380
        2,646  Markel Corp. (a)                       3,728,161
       21,063  Marsh & McLennan Cos., Inc.            3,684,129
      606,178  Old Republic International Corp.      15,997,037
      130,832  Principal Financial Group, Inc.       12,108,502
       84,646  Progressive (The) Corp.               11,541,482
       79,461  RenaissanceRe Holdings Ltd.           15,549,723
       83,968  Ryan Specialty Holdings,
                  Inc. (a)                            3,578,716
       39,040  Travelers (The) Cos., Inc.             7,461,325
      445,991  Unum Group                            18,745,002

Page 30                 See Notes to Financial Statements


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
       48,361  W.R. Berkley Corp.               $     3,392,041
       14,252  Willis Towers Watson PLC               3,622,716
                                                ---------------
                                                    292,457,970
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 4.7%
      868,074  Annaly Capital Management,
                  Inc.                               20,373,697
    2,239,776  Rithm Capital Corp.                   21,076,292
      798,645  Starwood Property Trust, Inc.         16,683,694
                                                ---------------
                                                     58,133,683
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 4.6%
    1,407,613  MGIC Investment Corp.                 19,875,495
    1,702,230  New York Community Bancorp,
                  Inc.                               17,005,278
    2,091,310  Rocket Cos., Inc., Class A (b)        19,679,227
                                                ---------------
                                                     56,560,000
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                        1,218,256,463
               (Cost $1,160,976,345)            ---------------

               MONEY MARKET FUNDS -- 2.2%
   24,267,466  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  4.24% (c) (d)                      24,267,466
    1,979,819  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 4.12% (c)                   1,979,819
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 2.2%                            26,247,285
               (Cost $26,247,285)               ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.4%
$   4,616,936  BNP Paribas S.A., 4.21% (c),
                  dated 01/31/23, due 02/01/23,
                  with a maturity value of
                  $4,617,476. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.13%, due 05/15/25.
                  The value of the collateral
                  including accrued interest is
                  $4,713,592. (d)                     4,616,936
               (Cost $4,616,936)                ---------------

               TOTAL INVESTMENTS -- 102.4%        1,249,120,684
               (Cost $1,191,840,566)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.4)%             (28,927,366)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,220,193,318
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $28,832,129 and the total value of the collateral held by the Fund is $28,884,402.

(c)   Rate shown reflects yield as of January 31, 2023.

(d)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $    28,832,129
Non-cash Collateral(2)                              (28,832,129)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At January 31, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     4,616,936
Non-cash Collateral(4)                               (4,616,936)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 31


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                     LEVEL 2       LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    1/31/2023         PRICES         INPUTS         INPUTS
                                                  -----------------------------------------------------------
Common Stocks*..................................  $1,218,256,463  $1,218,256,463  $          --  $         --
Money Market Funds..............................      26,247,285      26,247,285             --            --
Repurchase Agreements...........................       4,616,936              --      4,616,936            --
                                                  -----------------------------------------------------------
Total Investments...............................  $1,249,120,684  $1,244,503,748  $   4,616,936  $         --
                                                  ===========================================================


* See Portfolio of Investments for industry breakout.

Page 32                 See Notes to Financial Statements


FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               BIOTECHNOLOGY -- 24.3%
      124,420  AbbVie, Inc.                     $    18,383,055
      141,017  Alnylam Pharmaceuticals,
                  Inc. (a)                           31,926,249
       48,036  Amgen, Inc.                           12,124,287
       91,123  Biogen, Inc. (a)                      26,507,681
      509,666  Exact Sciences Corp. (a)              34,412,648
    1,573,163  Exelixis, Inc. (a)                    27,719,132
       73,480  Gilead Sciences, Inc.                  6,167,911
      294,493  Horizon Therapeutics PLC (a)          32,311,772
      314,160  Incyte Corp. (a)                      26,747,582
      334,045  Ionis Pharmaceuticals, Inc. (a)       13,318,374
      186,576  Moderna, Inc. (a)                     32,848,571
      157,045  Natera, Inc. (a)                       6,741,942
      211,267  Neurocrine Biosciences, Inc. (a)      23,435,848
      613,654  Novavax, Inc. (a) (b)                  6,694,965
       34,973  Regeneron Pharmaceuticals,
                  Inc. (a)                           26,525,971
      258,632  Sarepta Therapeutics, Inc. (a)        32,321,241
       90,741  United Therapeutics Corp. (a)         23,880,309
       69,629  Vertex Pharmaceuticals, Inc. (a)      22,497,130
                                                ---------------
                                                    404,564,668
                                                ---------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 22.5%
      114,915  Abbott Laboratories                   12,703,853
       29,911  Align Technology, Inc. (a)             8,067,894
      123,766  Baxter International, Inc.             5,654,869
       19,075  Cooper (The) Cos., Inc.                6,655,840
      222,833  Dexcom, Inc. (a)                      23,863,186
      471,479  Enovis Corp. (a)                      29,679,603
      597,209  Envista Holdings Corp. (a)            23,285,179
      339,755  Globus Medical, Inc.,
                  Class A (a)                        25,651,502
      337,304  Hologic, Inc. (a)                     27,446,426
       80,119  ICU Medical, Inc. (a)                 15,481,394
       15,462  IDEXX Laboratories, Inc. (a)           7,429,491
      113,842  Insulet Corp. (a)                     32,709,083
      225,017  Integra LifeSciences Holdings
                  Corp. (a)                          12,893,474
       75,779  Intuitive Surgical, Inc. (a)          18,618,143
       42,638  Masimo Corp. (a)                       7,251,871
      258,723  Medtronic PLC                         21,652,528
       90,387  Penumbra, Inc. (a)                    22,633,809
      391,193  QuidelOrtho Corp. (a)                 33,490,033
       82,245  Stryker Corp.                         20,874,603
       50,543  Teleflex, Inc.                        12,303,177
       49,476  Zimmer Biomet Holdings, Inc.           6,300,274
                                                ---------------
                                                    374,646,232
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 26.4%
      153,266  Acadia Healthcare Co., Inc. (a)       12,877,409
      240,697  Amedisys, Inc. (a)                    23,265,772
      245,187  Centene Corp. (a)                     18,693,057
       24,721  Chemed Corp.                          12,487,566
      101,146  Cigna Corp.                           32,029,904
       65,334  Elevance Health, Inc.                 32,666,347

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES
                  (CONTINUED)
      210,949  Encompass Health Corp.           $    13,173,765
      139,663  HCA Healthcare, Inc.                  35,623,842
      315,931  Henry Schein, Inc. (a)                27,217,456
       49,263  Humana, Inc.                          25,207,877
      142,320  Laboratory Corp. of America
                  Holdings                           35,881,718
      101,488  Molina Healthcare, Inc. (a)           31,647,003
      721,369  Premier, Inc., Class A                24,064,870
      161,298  Quest Diagnostics, Inc.               23,949,527
      440,220  Signify Health, Inc.,
                  Class A (a)                        12,528,661
      412,131  Tenet Healthcare Corp. (a)            22,605,385
       37,926  UnitedHealth Group, Inc.              18,932,280
      237,871  Universal Health Services, Inc.,
                  Class B                            35,254,861
                                                ---------------
                                                    438,107,300
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.9%
      392,555  Certara, Inc. (a)                      7,615,567
      187,973  Doximity, Inc., Class A (a)            6,629,808
                                                ---------------
                                                     14,245,375
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 11.9%
      168,619  Agilent Technologies, Inc.            25,643,578
      953,435  Avantor, Inc. (a)                     22,787,097
      108,353  Azenta, Inc. (a)                       6,056,933
       76,114  Bio-Techne Corp.                       6,063,241
      184,592  Bruker Corp.                          12,943,591
       57,904  Charles River Laboratories
                  International, Inc. (a)            14,085,148
       47,538  Danaher Corp.                         12,568,096
       30,789  IQVIA Holdings, Inc. (a)               7,063,304
       89,978  PerkinElmer, Inc.                     12,374,674
      403,206  QIAGEN N.V. (a)                       19,757,094
       37,260  Repligen Corp. (a)                     6,904,278
      757,305  Sotera Health Co. (a)                 13,055,938
      913,667  Syneos Health, Inc. (a)               32,818,919
       11,457  Thermo Fisher Scientific, Inc.         6,534,271
                                                ---------------
                                                    198,656,162
                                                ---------------
               PHARMACEUTICALS -- 13.8%
      279,470  Bristol-Myers Squibb Co.              20,303,495
      560,620  Catalent, Inc. (a)                    30,021,201
    1,645,494  Elanco Animal Health, Inc. (a)        22,592,633
       34,490  Eli Lilly & Co.                       11,869,733
       71,421  Johnson & Johnson                     11,671,620
      302,054  Merck & Co., Inc.                     32,443,620
      719,939  Organon & Co.                         21,691,762
      370,099  Perrigo Co. PLC                       13,849,105
      654,047  Pfizer, Inc.                          28,882,716
    3,011,077  Viatris, Inc.                         36,614,696
                                                ---------------
                                                    229,940,581
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                        1,660,160,318
               (Cost $1,442,714,189)            ---------------

                        See Notes to Financial Statements                Page 33


FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.5%
    5,332,220  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  4.24% (c) (d)                 $     5,332,220
    2,832,151  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 4.12% (c)                   2,832,151
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.5%                             8,164,371
               (Cost $8,164,371)                ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$   1,014,466  BNP Paribas S.A., 4.21% (c),
                  dated 01/31/23, due 02/01/23,
                  with a maturity value of
                  $1,014,585. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.13%, due 05/15/25.
                  The value of the collateral
                  including accrued interest
                  is $1,035,704. (d)                  1,014,466
               (Cost $1,014,466)                ---------------

               TOTAL INVESTMENTS -- 100.4%        1,669,339,155
               (Cost $1,451,893,026)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.4)%              (6,831,323)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,662,507,832
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $6,338,634 and the total value of the collateral held by the Fund is $6,346,686.

(c)   Rate shown reflects yield as of January 31, 2023.

(d)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     6,338,634
Non-cash Collateral(2)                               (6,338,634)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At January 31, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     1,014,466
Non-cash Collateral(4)                               (1,014,466)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 34                 See Notes to Financial Statements


FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                     LEVEL 2       LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    1/31/2023         PRICES         INPUTS         INPUTS
                                                  -----------------------------------------------------------
Common Stocks*..................................  $1,660,160,318  $1,660,160,318  $          --  $         --
Money Market Funds..............................       8,164,371       8,164,371             --            --
Repurchase Agreements...........................       1,014,466              --      1,014,466            --
                                                  -----------------------------------------------------------
Total Investments...............................  $1,669,339,155  $1,668,324,689  $   1,014,466  $         --
                                                  ===========================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 35


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 8.0%
      119,346  Axon Enterprise, Inc. (a)        $    23,324,982
       79,968  Boeing (The) Co. (a)                  17,033,184
      131,140  BWX Technologies, Inc.                 7,981,181
       24,787  HEICO Corp.                            4,237,338
      386,531  Howmet Aerospace, Inc.                15,727,946
       49,527  Huntington Ingalls Industries,
                  Inc.                               10,922,685
       23,485  Lockheed Martin Corp.                 10,879,661
       13,960  Northrop Grumman Corp.                 6,254,638
      514,633  Spirit AeroSystems Holdings,
                  Inc., Class A                      18,603,983
      107,579  Textron, Inc.                          7,837,130
       12,097  TransDigm Group, Inc.                  8,682,622
                                                ---------------
                                                    131,485,350
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 3.8%
      124,780  C.H. Robinson Worldwide, Inc.         12,499,213
      146,586  Expeditors International of
                  Washington, Inc.                   15,853,276
       87,951  FedEx Corp.                           17,050,181
      178,416  GXO Logistics, Inc. (a)                9,336,509
       43,814  United Parcel Service, Inc.,
                  Class B                             8,115,667
                                                ---------------
                                                     62,854,846
                                                ---------------
               BUILDING PRODUCTS -- 9.8%
      133,064  A.O. Smith Corp.                       9,008,433
       36,180  Allegion PLC                           4,252,959
      111,045  Armstrong World Industries, Inc.       8,595,993
      187,415  AZEK (The) Co., Inc. (a)               4,522,324
      305,227  Builders FirstSource, Inc. (a)        24,326,592
       48,482  Carlisle Cos., Inc.                   12,162,195
      276,967  Carrier Global Corp.                  12,610,307
      266,733  Fortune Brands Innovations, Inc.      17,206,946
    2,106,714  Hayward Holdings, Inc. (a)            28,419,572
       81,600  Masco Corp.                            4,341,120
      232,158  Owens Corning                         22,438,071
       67,969  Trane Technologies PLC                12,174,607
                                                ---------------
                                                    160,059,119
                                                ---------------
               CHEMICALS -- 2.4%
      448,561  Axalta Coating Systems Ltd. (a)       13,501,686
      110,981  DuPont de Nemours, Inc.                8,207,045
       30,287  PPG Industries, Inc.                   3,947,608
      156,317  RPM International, Inc.               14,054,461
                                                ---------------
                                                     39,710,800
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.4%
       16,865  Cintas Corp.                           7,483,675
       79,235  MSA Safety, Inc.                      10,806,862
       26,229  Tetra Tech, Inc.                       4,079,134
                                                ---------------
                                                     22,369,671
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 5.4%
      233,169  AECOM                                 20,348,659
      376,561  MDU Resources Group, Inc.             11,639,501

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CONSTRUCTION & ENGINEERING
                  (CONTINUED)
      138,969  Quanta Services, Inc.            $    21,149,692
       59,888  Valmont Industries, Inc.              19,746,870
      337,240  WillScot Mobile Mini Holdings
                  Corp. (a)                          16,342,650
                                                ---------------
                                                     89,227,372
                                                ---------------
               CONSTRUCTION MATERIALS -- 2.0%
      114,664  Eagle Materials, Inc.                 16,750,117
       11,267  Martin Marietta Materials, Inc.        4,052,064
       65,244  Vulcan Materials Co.                  11,961,182
                                                ---------------
                                                     32,763,363
                                                ---------------
               CONSUMER FINANCE -- 3.4%
       77,326  American Express Co.                  13,526,637
      163,868  Capital One Financial Corp.           19,500,292
      602,651  Synchrony Financial                   22,135,371
                                                ---------------
                                                     55,162,300
                                                ---------------
               CONTAINERS & PACKAGING -- 6.1%
       74,468  Ball Corp.                             4,337,016
      252,079  Berry Global Group, Inc.              15,560,837
      890,028  Graphic Packaging Holding Co.         21,440,774
      119,093  Packaging Corp. of America            16,994,571
      146,924  Silgan Holdings, Inc.                  7,917,734
      188,188  Sonoco Products Co.                   11,500,169
      563,228  Westrock Co.                          22,101,067
                                                ---------------
                                                     99,852,168
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.2%
      419,877  ADT, Inc.                              3,690,719
                                                ---------------
               ELECTRICAL EQUIPMENT -- 3.8%
       68,986  Acuity Brands, Inc.                   13,005,241
      158,579  Emerson Electric Co.                  14,306,997
      197,988  nVent Electric PLC                     7,870,023
       95,223  Regal Rexnord Corp.                   13,255,042
       14,786  Rockwell Automation, Inc.              4,170,096
      188,623  Sensata Technologies Holding
                  PLC                                 9,591,479
                                                ---------------
                                                     62,198,878
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 2.2%
       51,884  Littelfuse, Inc.                      13,318,104
        9,523  Teledyne Technologies, Inc. (a)        4,040,228
       75,322  Trimble, Inc. (a)                      4,373,196
      591,044  Vontier Corp.                         13,611,743
                                                ---------------
                                                     35,343,271
                                                ---------------
               HOUSEHOLD DURABLES -- 2.0%
      111,767  Mohawk Industries, Inc. (a)           13,418,746
       97,343  TopBuild Corp. (a)                    19,474,441
                                                ---------------
                                                     32,893,187
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 2.5%
      127,028  3M Co.                                14,618,382
      236,539  General Electric Co.                  19,036,659
       35,541  Honeywell International, Inc.          7,409,588
                                                ---------------
                                                     41,064,629
                                                ---------------

Page 36                 See Notes to Financial Statements


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               IT SERVICES -- 5.7%
       80,702  Euronet Worldwide, Inc. (a)      $     9,093,501
      168,384  Fidelity National Information
                  Services, Inc.                     12,635,535
       37,679  Fiserv, Inc. (a)                       4,019,596
       82,217  Genpact Ltd.                           3,887,220
       38,343  Global Payments, Inc.                  4,322,023
       21,904  Mastercard, Inc., Class A              8,117,622
      354,070  Shift4 Payments, Inc.,
                  Class A (a)                        22,674,643
       18,330  Visa, Inc., Class A                    4,219,749
      553,128  Western Union (The) Co.                7,837,824
       93,083  WEX, Inc. (a)                         17,217,563
                                                ---------------
                                                     94,025,276
                                                ---------------
               LEISURE PRODUCTS -- 1.4%
      274,737  Brunswick Corp.                       23,168,571
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.5%
        5,269  Mettler-Toledo International,
                  Inc. (a)                            8,076,955
                                                ---------------
               MACHINERY -- 17.0%
      142,787  AGCO Corp.                            19,723,168
      476,037  Allison Transmission Holdings,
                  Inc.                               21,459,748
       82,664  Caterpillar, Inc.                     20,855,301
       75,824  Crane Holdings Co.                     8,788,760
       15,718  Cummins, Inc.                          3,922,270
       46,187  Deere & Co.                           19,529,711
      258,760  Donaldson Co., Inc.                   16,133,686
       56,248  Dover Corp.                            8,540,134
       56,620  Graco, Inc.                            3,868,278
       33,358  IDEX Corp.                             7,995,245
       34,574  Illinois Tool Works, Inc.              8,160,847
       93,915  ITT, Inc.                              8,601,675
      105,427  Lincoln Electric Holdings, Inc.       17,592,603
       28,441  Middleby (The) Corp. (a)               4,421,153
       16,021  Nordson Corp.                          3,897,909
       48,631  Otis Worldwide Corp.                   3,998,927
      115,438  PACCAR, Inc.                          12,618,528
       39,261  Parker-Hannifin Corp.                 12,799,086
      253,998  Pentair PLC                           14,066,409
       66,668  Snap-on, Inc.                         16,582,332
      152,088  Stanley Black & Decker, Inc.          13,582,979
      174,940  Toro (The) Co.                        19,509,309
       38,155  Westinghouse Air Brake
                  Technologies Corp.                  3,960,871
       68,885  Xylem, Inc.                            7,164,729
                                                ---------------
                                                    277,773,658
                                                ---------------
               MARINE -- 0.5%
      118,362  Kirby Corp. (a)                        8,377,662
                                                ---------------
               PAPER & FOREST PRODUCTS -- 1.4%
      334,512  Louisiana-Pacific Corp.               22,776,922
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               PROFESSIONAL SERVICES -- 2.8%
      145,744  Booz Allen Hamilton Holding
                  Corp.                         $    13,793,212
       31,718  Jacobs Solutions, Inc.                 3,918,759
      183,069  ManpowerGroup, Inc.                   15,956,294
      154,746  Robert Half International, Inc.       12,992,474
                                                ---------------
                                                     46,660,739
                                                ---------------
               ROAD & RAIL -- 8.6%
      245,854  CSX Corp.                              7,601,806
       65,524  J.B. Hunt Transport Services,
                  Inc.                               12,387,312
      377,850  Knight-Swift Transportation
                  Holdings, Inc.                     22,330,935
      123,077  Landstar System, Inc.                 21,271,398
       15,455  Norfolk Southern Corp.                 3,798,993
       13,419  Old Dominion Freight Line, Inc.        4,471,747
      236,965  Ryder System, Inc.                    22,371,866
      846,286  Schneider National, Inc.,
                  Class B                            22,426,579
      594,867  XPO, Inc. (a)                         23,711,399
                                                ---------------
                                                    140,372,035
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.1%
      179,785  MKS Instruments, Inc.                 18,395,601
                                                ---------------
               SOFTWARE -- 0.8%
       19,086  Fair Isaac Corp. (a)                  12,710,322
                                                ---------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 7.1%
      396,491  Air Lease Corp.                       17,830,200
      788,874  Core & Main, Inc., Class A (a)        17,410,449
      139,840  MSC Industrial Direct Co., Inc.,
                  Class A                            11,564,768
       55,717  United Rentals, Inc. (a)              24,568,411
       27,385  W.W. Grainger, Inc.                   16,142,910
       15,269  Watsco, Inc.                           4,387,853
      158,172  WESCO International, Inc. (a)         23,569,210
                                                ---------------
                                                    115,473,801
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        1,636,487,215
               (Cost $1,503,251,362)            ---------------

               MONEY MARKET FUNDS -- 0.2%
    2,517,256  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 4.12% (b)                   2,517,256
               (Cost $2,517,256)                ---------------

               TOTAL INVESTMENTS -- 100.1%        1,639,004,471
               (Cost $1,505,768,618)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%                (908,968)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,638,095,503
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2023.

                        See Notes to Financial Statements                Page 37


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                     LEVEL 2        LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                     VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    1/31/2023         PRICES         INPUTS         INPUTS
                                                  -----------------------------------------------------------
Common Stocks*..................................  $1,636,487,215  $1,636,487,215  $          --  $         --
Money Market Funds..............................       2,517,256       2,517,256             --            --
                                                  -----------------------------------------------------------
Total Investments...............................  $1,639,004,471  $1,639,004,471  $          --  $         --
                                                  ===========================================================


* See Portfolio of Investments for industry breakout.

Page 38                 See Notes to Financial Statements


FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 0.9%
      203,370  Hexcel Corp.                     $    14,353,855
                                                ---------------
               CHEMICALS -- 51.0%
       38,826  Air Products and Chemicals, Inc.      12,444,121
      165,565  Albemarle Corp.                       46,598,269
      222,609  Ashland, Inc.                         24,324,485
      468,247  Celanese Corp.                        57,688,030
      421,421  CF Industries Holdings, Inc.          35,694,359
    1,172,605  Chemours (The) Co.                    42,671,096
      950,055  Dow, Inc.                             56,385,764
      587,835  Eastman Chemical Co.                  51,829,412
       82,218  Ecolab, Inc.                          12,729,813
    1,315,926  Element Solutions, Inc.               26,950,165
      287,702  FMC Corp.                             38,301,767
    2,488,748  Huntsman Corp.                        78,868,424
      114,160  International Flavors &
                  Fragrances, Inc.                   12,838,434
       73,387  Linde PLC                             24,286,694
      576,576  LyondellBasell Industries N.V.,
                  Class A                            55,749,134
    1,558,940  Mosaic (The) Co.                      77,229,888
       76,936  NewMarket Corp.                       26,505,221
      904,299  Olin Corp.                            58,408,672
      246,317  Scotts Miracle-Gro (The) Co.          17,781,624
      366,562  Valvoline, Inc.                       13,438,163
      666,964  Westlake Corp.                        81,869,831
                                                ---------------
                                                    852,593,366
                                                ---------------
               CONTAINERS & PACKAGING -- 4.9%
      132,247  Avery Dennison Corp.                  25,052,872
    1,382,433  International Paper Co.               57,813,348
                                                ---------------
                                                     82,866,220
                                                ---------------
               MACHINERY -- 2.5%
      508,069  Timken (The) Co.                      41,839,482
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               METALS & MINING -- 37.6%
      526,433  Alcoa Corp.                      $    27,500,860
    4,245,228  Cleveland-Cliffs, Inc. (a)            90,635,618
      944,866  Freeport-McMoRan, Inc.                42,159,921
      492,932  MP Materials Corp. (a)                16,025,219
      760,703  Newmont Corp.                         40,264,010
      518,862  Nucor Corp.                           87,698,055
      236,483  Reliance Steel & Aluminum Co.         53,788,058
      212,356  Royal Gold, Inc.                      26,975,583
      396,367  Southern Copper Corp.                 29,810,762
    3,055,098  SSR Mining, Inc.                      51,753,360
      700,009  Steel Dynamics, Inc.                  84,449,086
    2,730,167  United States Steel Corp.             77,782,458
                                                ---------------
                                                    628,842,990
                                                ---------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 3.1%
      252,929  Fastenal Co.                          12,785,561
    1,129,090  Univar Solutions, Inc. (a)            38,931,023
                                                ---------------
                                                     51,716,584
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       1,672,212,497
               (Cost $1,589,615,580)            ---------------

               MONEY MARKET FUNDS -- 0.0%
      486,037  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 4.12% (b)                     486,037
               (Cost $486,037)                  ---------------

               TOTAL INVESTMENTS -- 100.0%        1,672,698,534
               (Cost $1,590,101,617)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                (745,710)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,671,952,824
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2023.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                     LEVEL 2       LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    1/31/2023         PRICES         INPUTS         INPUTS
                                                  -----------------------------------------------------------
Common Stocks*..................................  $1,672,212,497  $1,672,212,497  $          --  $         --
Money Market Funds..............................         486,037         486,037             --            --
                                                  -----------------------------------------------------------
Total Investments...............................  $1,672,698,534  $1,672,698,534  $          --  $         --
                                                  ===========================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 39


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               COMMUNICATIONS EQUIPMENT
                  -- 0.9%
       65,519  F5, Inc. (a)                     $     9,674,536
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.6%
    1,147,230  Vertiv Holdings Co.                   16,313,611
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 15.4%
      164,656  Amphenol Corp., Class A               13,134,609
      149,863  Arrow Electronics, Inc. (a)           17,607,404
      376,890  Avnet, Inc.                           17,291,713
       87,753  CDW Corp.                             17,202,220
      357,177  Coherent Corp. (a)                    15,501,482
      490,642  Corning, Inc.                         16,981,120
      165,535  IPG Photonics Corp. (a)               18,556,473
      229,782  Jabil, Inc.                           18,067,759
      254,817  National Instruments Corp.            13,760,118
      132,372  TD SYNNEX Corp.                       13,521,800
                                                ---------------
                                                    161,624,698
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 4.2%
      142,095  Alphabet, Inc., Class A (a)           14,044,670
       70,589  IAC, Inc. (a)                          3,988,279
      130,223  Meta Platforms, Inc.,
                  Class A (a)                        19,399,320
      258,173  Pinterest, Inc., Class A (a)           6,787,368
                                                ---------------
                                                     44,219,637
                                                ---------------
               IT SERVICES -- 15.9%
      111,539  Akamai Technologies, Inc. (a)          9,921,394
      137,920  Amdocs Ltd.                           12,678,986
      274,018  Cognizant Technology Solutions
                  Corp., Class A                     18,290,701
       94,149  Concentrix Corp.                      13,351,270
      591,365  DXC Technology Co. (a)                16,989,916
       19,126  EPAM Systems, Inc. (a)                 6,362,264
       46,622  Gartner, Inc. (a)                     15,764,763
       18,640  Globant S.A. (a)                       3,023,035
      125,670  GoDaddy, Inc., Class A (a)            10,321,277
       66,737  International Business Machines
                  Corp.                               8,991,476
       91,739  Okta, Inc. (a)                         6,752,908
      240,818  SS&C Technologies Holdings,
                  Inc.                               14,533,366
      521,503  Toast, Inc., Class A (a)              11,634,732
       64,015  Twilio, Inc., Class A (a)              3,830,658
       30,513  VeriSign, Inc. (a)                     6,653,360
       81,588  Wix.com Ltd. (a)                       7,096,524
                                                ---------------
                                                    166,196,630
                                                ---------------
               PROFESSIONAL SERVICES -- 5.4%
       41,709  CACI International, Inc.,
                  Class A (a)                        12,850,126
      766,941  Dun & Bradstreet Holdings, Inc.       11,235,686
      296,802  KBR, Inc.                             15,205,166
       89,387  Leidos Holdings, Inc.                  8,835,011
       84,763  Science Applications
                  International Corp.                 8,796,704
                                                ---------------
                                                     56,922,693
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 26.9%
      145,172  Advanced Micro Devices,
                  Inc. (a)                      $    10,909,676
      417,620  Allegro MicroSystems, Inc. (a)        15,940,555
       76,430  Analog Devices, Inc.                  13,105,452
       64,372  Applied Materials, Inc.                7,176,834
       22,421  Broadcom, Inc.                        13,116,509
      210,407  Cirrus Logic, Inc. (a)                19,018,689
      232,638  GLOBALFOUNDRIES,
                  Inc. (a) (b)                       13,790,781
      592,930  Intel Corp.                           16,756,202
       41,564  KLA Corp.                             16,313,039
       14,915  Lam Research Corp.                     7,458,991
      193,231  Lattice Semiconductor Corp. (a)       14,644,977
       84,616  Marvell Technology, Inc.               3,651,180
      178,461  Microchip Technology, Inc.            13,852,143
      313,549  Micron Technology, Inc.               18,907,005
        8,864  Monolithic Power Systems, Inc.         3,781,028
       21,447  NVIDIA Corp.                           4,190,100
      201,010  ON Semiconductor Corp. (a)            14,764,185
      172,894  Qorvo, Inc. (a)                       18,786,662
       28,510  QUALCOMM, Inc.                         3,797,817
      171,966  Skyworks Solutions, Inc.              18,859,511
      143,526  Teradyne, Inc.                        14,596,594
       56,910  Texas Instruments, Inc.               10,085,021
       58,018  Universal Display Corp.                7,689,126
                                                ---------------
                                                    281,192,077
                                                ---------------
               SOFTWARE -- 23.1%
        9,314  Adobe, Inc. (a)                        3,449,347
      123,712  Alteryx, Inc., Class A (a)             6,864,779
       25,946  ANSYS, Inc. (a)                        6,910,977
       16,773  Autodesk, Inc. (a)                     3,608,879
      254,403  Bentley Systems, Inc., Class B         9,934,437
      203,027  Black Knight, Inc. (a)                12,301,406
       39,023  Cadence Design Systems,
                  Inc. (a)                            7,134,575
      146,574  Ceridian HCM Holding, Inc. (a)        10,594,369
      118,766  Coupa Software, Inc. (a)               9,491,779
       56,555  DocuSign, Inc. (a)                     3,429,495
       88,865  Dolby Laboratories, Inc.,
                  Class A                             7,070,099
      142,724  DoubleVerify Holdings, Inc. (a)        3,880,666
      280,092  Dropbox, Inc., Class A (a)             6,506,537
       81,834  Dynatrace, Inc. (a)                    3,144,881
      292,509  Gen Digital, Inc.                      6,730,632
       10,839  HubSpot, Inc. (a)                      3,761,241
        8,053  Intuit, Inc.                           3,403,761
       25,818  Manhattan Associates, Inc. (a)         3,365,634
      535,538  NCR Corp. (a)                         14,684,452
      111,044  New Relic, Inc. (a)                    6,779,236
      481,264  Nutanix, Inc., Class A (a)            13,412,828
      153,376  Oracle Corp.                          13,567,641
       20,201  Paycom Software, Inc. (a)              6,543,912
       66,432  Procore Technologies, Inc. (a)         3,716,870
       78,330  PTC, Inc. (a)                         10,565,150
        7,254  Roper Technologies, Inc.               3,095,644
       23,638  Salesforce, Inc. (a)                   3,970,475
      238,890  Smartsheet, Inc., Class A (a)         10,322,437

Page 40                 See Notes to Financial Statements


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
       72,814  Splunk, Inc. (a)                 $     6,973,397
       19,633  Synopsys, Inc. (a)                     6,945,174
       93,114  Teradata Corp. (a)                     3,247,816
       76,593  VMware, Inc., Class A (a)              9,380,345
       37,461  Workday, Inc., Class A (a)             6,796,549
      138,807  Zoom Video Communications,
                  Inc., Class A (a)                  10,410,525
                                                ---------------
                                                    241,995,945
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 6.5%
      233,782  Dell Technologies, Inc., Class C       9,496,225
      981,902  Hewlett Packard Enterprise Co.        15,838,079
      349,932  HP, Inc.                              10,197,018
       52,186  NetApp, Inc.                           3,456,279
      234,246  Pure Storage, Inc., Class A (a)        6,779,079
      496,708  Western Digital Corp. (a)             21,830,317
                                                ---------------
                                                     67,596,997
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        1,045,736,824
               (Cost $1,015,008,096)            ---------------

               MONEY MARKET FUNDS -- 1.2%
   10,952,922  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  4.24% (c) (d)                      10,952,922
    1,775,462  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 4.12% (c)                   1,775,462
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.2%                            12,728,384
               (Cost $12,728,384)               ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.2%
$   2,083,816  BNP Paribas S.A., 4.21% (c),
                  dated 01/31/23, due 02/01/23,
                  with a maturity value of
                  $2,084,060. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.13%, due 05/15/25.
                  The value of the collateral
                  including accrued interest
                  is $2,127,441. (d)                  2,083,816
               (Cost $2,083,816)                ---------------

               TOTAL INVESTMENTS -- 101.3%        1,060,549,024
               (Cost $1,029,820,296)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.3)%             (13,717,868)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,046,831,156
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $13,164,784 and the total value of the collateral held by the Fund is $13,036,738.

(c)   Rate shown reflects yield as of January 31, 2023.

(d)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $    13,164,784
Non-cash Collateral(2)                              (13,036,738)
                                                ---------------
Net Amount                                      $       128,046
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 31, 2023, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 30 to January 31, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     2,083,816
Non-cash Collateral(4)                               (2,083,816)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 41


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                     LEVEL 2       LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    1/31/2023         PRICES         INPUTS         INPUTS
                                                  -----------------------------------------------------------
Common Stocks*..................................  $1,045,736,824  $1,045,736,824  $          --            --
Money Market Funds..............................      12,728,384      12,728,384             --            --
Repurchase Agreements...........................       2,083,816              --      2,083,816            --
                                                  -----------------------------------------------------------
Total Investments...............................  $1,060,549,024  $1,058,465,208  $   2,083,816  $         --
                                                  ===========================================================


* See Portfolio of Investments for industry breakout.

Page 42                 See Notes to Financial Statements


FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.7%
               COMMERCIAL SERVICES & SUPPLIES
                  -- 5.4%
      108,002  Clean Harbors, Inc. (a)          $    14,072,661
       23,888  Republic Services, Inc.                2,981,700
       19,641  Waste Management, Inc.                 3,039,052
                                                ---------------
                                                     20,093,413
                                                ---------------
               ELECTRIC UTILITIES -- 51.7%
      111,622  Alliant Energy Corp.                   6,030,937
       97,356  American Electric Power Co.,
                  Inc.                                9,147,570
      358,459  Avangrid, Inc.                        15,116,216
      119,674  Duke Energy Corp.                     12,260,601
      145,299  Edison International                  10,011,101
      109,557  Entergy Corp.                         11,862,832
      195,856  Evergy, Inc.                          12,270,378
       73,505  Eversource Energy                      6,051,667
      285,108  Exelon Corp.                          12,028,706
      146,939  FirstEnergy Corp.                      6,017,152
      147,255  Hawaiian Electric Industries,
                  Inc.                                6,224,469
       57,141  IDACORP, Inc.                          6,046,089
      484,177  NRG Energy, Inc.                      16,568,537
      389,545  OGE Energy Corp.                      15,316,909
      947,511  PG&E Corp. (a)                        15,065,425
      202,611  Pinnacle West Capital Corp.           15,104,650
      316,356  PPL Corp.                              9,364,138
       43,150  Southern (The) Co.                     2,920,392
       87,899  Xcel Energy, Inc.                      6,044,814
                                                ---------------
                                                    193,452,583
                                                ---------------
               ELECTRICAL EQUIPMENT -- 2.7%
      384,843  Sunrun, Inc. (a)                      10,113,674
                                                ---------------
               GAS UTILITIES -- 10.8%
       82,483  Atmos Energy Corp.                     9,695,052
      243,389  National Fuel Gas Co.                 14,131,165
      415,607  UGI Corp.                             16,553,627
                                                ---------------
                                                     40,379,844
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 10.0%
      535,694  AES (The) Corp.                  $    14,683,372
      335,655  Brookfield Renewable Corp.,
                  Class A                            10,579,846
      531,260  Vistra Corp.                          12,250,856
                                                ---------------
                                                     37,514,074
                                                ---------------
               MULTI-UTILITIES -- 17.4%
       69,305  Ameren Corp.                           6,020,525
      308,234  CenterPoint Energy, Inc.               9,284,008
       48,655  CMS Energy Corp.                       3,074,509
      129,318  Consolidated Edison, Inc.             12,325,299
       50,250  Dominion Energy, Inc.                  3,197,910
       52,434  DTE Energy Co.                         6,101,745
      449,498  NiSource, Inc.                        12,473,570
       59,816  Sempra Energy                          9,590,299
       32,864  WEC Energy Group, Inc.                 3,088,887
                                                ---------------
                                                     65,156,752
                                                ---------------
               WATER UTILITIES -- 1.7%
       20,215  American Water Works Co., Inc.         3,163,445
       64,557  Essential Utilities, Inc.              3,016,749
                                                ---------------
                                                      6,180,194
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.7%                          372,890,534
               (Cost $367,452,140)              ---------------

               MONEY MARKET FUNDS -- 0.3%
      960,649  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 4.12% (b)                     960,649
               (Cost $960,649)                  ---------------

               TOTAL INVESTMENTS -- 100.0%          373,851,183
               (Cost $368,412,789)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                   166,599
                                                ---------------
               NET ASSETS -- 100.0%             $   374,017,782
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2023.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                     LEVEL 2       LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    1/31/2023         PRICES         INPUTS         INPUTS
                                                  -----------------------------------------------------------
Common Stocks*..................................  $  372,890,534  $  372,890,534  $          --  $         --
Money Market Funds..............................         960,649         960,649             --            --
                                                  -----------------------------------------------------------
Total Investments...............................  $  373,851,183  $  373,851,183  $          --  $         --
                                                  ===========================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 43


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2023 (UNAUDITED)


                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------

ASSETS:
Investments, at value...............................................   $  352,508,336        $  754,299,156        $1,987,524,176
Receivables:
   Dividends........................................................           97,172               580,583             2,348,751
   Securities lending income........................................              257                    --                 6,172
   Capital shares sold..............................................               --                    --                    --
   Reclaims.........................................................               --                    --                    --
Prepaid expenses....................................................            1,674                 5,134                17,193
                                                                       --------------        --------------        --------------
   Total Assets.....................................................      352,607,439           754,884,873         1,989,896,292
                                                                       --------------        --------------        --------------

LIABILITIES:
Payables:
   Investment advisory fees.........................................          142,022               316,496               830,386
   Licensing fees...................................................           45,660                92,123               264,250
   Shareholder reporting fees.......................................           39,070                34,213                66,820
   Audit and tax fees...............................................           18,211                18,791                20,761
   Trustees' fees...................................................            1,315                   741                 1,061
   Collateral for securities on loan................................               --                    --                    --
   Investment securities purchased..................................               --                    --                    --
Other liabilities...................................................          105,168               153,346               387,604
                                                                       --------------        --------------        --------------
   Total Liabilities................................................          351,446               615,710             1,570,882
                                                                       --------------        --------------        --------------
NET ASSETS..........................................................   $  352,255,993        $  754,269,163        $1,988,325,410
                                                                       ==============        ==============        ==============
NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $  815,254,275        $  992,379,386        $2,237,138,466
Par value...........................................................           64,000               119,000             1,147,000
Accumulated distributable earnings (loss)...........................     (463,062,282)         (238,229,223)         (249,960,056)
                                                                       --------------        --------------        --------------
NET ASSETS..........................................................   $  352,255,993        $  754,269,163        $1,988,325,410
                                                                       ==============        ==============        ==============
NET ASSET VALUE, per share..........................................   $        55.04        $        63.38        $        17.34
                                                                       ==============        ==============        ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................        6,400,002            11,900,002           114,700,002
                                                                       ==============        ==============        ==============
Investments, at cost................................................   $  347,338,669        $  721,206,516        $1,750,444,991
                                                                       ==============        ==============        ==============
Securities on loan, at value........................................   $           --        $           --        $           --
                                                                       ==============        ==============        ==============


Page 44                 See Notes to Financial Statements



                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

     $1,249,120,684        $1,669,339,155        $1,639,004,471        $1,672,698,534        $1,060,549,024        $  373,851,183

            885,930               766,390               346,118               482,316               178,713               499,211
             67,185                17,881                    20                    17                23,537                    --
                 --                    --                    --                    --                    --             1,654,378
                 --                    --                    --                    --                    --                 4,535
              7,025                 9,740                 9,204                11,631                 9,254                 3,772
     --------------        --------------        --------------        --------------        --------------        --------------
      1,250,080,824         1,670,133,166         1,639,359,813         1,673,192,498         1,060,760,528           376,013,079
     --------------        --------------        --------------        --------------        --------------        --------------

            491,395               684,945               659,086               654,447               426,335               157,114
            155,184               208,817               206,177               192,664               139,721                53,752
             67,484                36,108                43,869                66,538                54,098                24,061
             18,437                18,324                18,262                18,712                17,887                18,810
                994                   899                   975                 1,162                 1,192                   781
         28,884,402             6,346,686                    --                    --            13,036,738                    --
                 --                    --                    --                    --                    --             1,651,061
            269,610               329,555               335,941               306,151               253,401                89,718
     --------------        --------------        --------------        --------------        --------------        --------------
         29,887,506             7,625,334             1,264,310             1,239,674            13,929,372             1,995,297
     --------------        --------------        --------------        --------------        --------------        --------------
     $1,220,193,318        $1,662,507,832        $1,638,095,503        $1,671,952,824        $1,046,831,156        $  374,017,782
     ==============        ==============        ==============        ==============        ==============        ==============

     $1,435,645,967        $2,097,670,508        $1,866,923,543        $1,828,202,120        $1,717,070,890        $  559,090,058
            268,500               148,000               289,000               237,000               103,050               111,500
       (215,721,149)         (435,310,676)         (229,117,040)         (156,486,296)         (670,342,784)         (185,183,776)
     --------------        --------------        --------------        --------------        --------------        --------------
     $1,220,193,318        $1,662,507,832        $1,638,095,503        $1,671,952,824        $1,046,831,156        $  374,017,782
     ==============        ==============        ==============        ==============        ==============        ==============
     $        45.44        $       112.33        $        56.68        $        70.55        $       101.58        $        33.54
     ==============        ==============        ==============        ==============        ==============        ==============

         26,850,002            14,800,002            28,900,002            23,700,002            10,305,000            11,150,002
     ==============        ==============        ==============        ==============        ==============        ==============
     $1,191,840,566        $1,451,893,026        $1,505,768,618        $1,590,101,617        $1,029,820,296        $  368,412,789
     ==============        ==============        ==============        ==============        ==============        ==============
     $   28,832,129        $    6,338,634        $           --        $           --        $   13,164,784        $           --
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 45


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED)


                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------

INVESTMENT INCOME:
Dividends.........................................................     $    2,670,309        $   10,325,251        $   38,081,948
Securities lending income (net of fees)...........................             24,261                    64                35,342
Foreign withholding tax...........................................                 --                    --                    --
                                                                       --------------        --------------        --------------
   Total investment income........................................          2,694,570            10,325,315            38,117,290
                                                                       --------------        --------------        --------------
EXPENSES:
Investment advisory fees..........................................            881,041             1,692,576             4,753,907
Accounting and administration fees................................             88,917               169,900               431,384
Licensing fees....................................................             70,483               135,406               380,313
Custodian fees....................................................             16,655                24,566                74,187
Audit and tax fees................................................             15,187                14,477                15,524
Transfer agent fees...............................................              8,810                16,926                36,372
Shareholder reporting fees........................................              8,772                59,811               125,808
Legal fees........................................................              8,603                 9,011                27,802
Trustees' fees and expenses.......................................              4,780                 4,499                 5,304
Listing fees......................................................              3,711                 3,178                 3,179
Other expenses....................................................              8,680                 4,615                11,860
                                                                       --------------        --------------        --------------
   Total expenses.................................................          1,115,639             2,134,965             5,865,640
                                                                       --------------        --------------        --------------
NET INVESTMENT INCOME (LOSS)......................................          1,578,931             8,190,350            32,251,650
                                                                       --------------        --------------        --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments....................................................        (32,263,036)          (17,376,946)           (2,333,143)
   In-kind redemptions............................................          1,157,124             5,397,753            23,107,825
                                                                       --------------        --------------        --------------
Net realized gain (loss)..........................................        (31,105,912)          (11,979,193)           20,774,682
                                                                       --------------        --------------        --------------
Net change in unrealized appreciation (depreciation) on
   investments....................................................         64,673,846             6,440,100             7,090,933
                                                                       --------------        --------------        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...........................         33,567,934            (5,539,093)           27,865,615
                                                                       --------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS................................................     $   35,146,865        $    2,651,257        $   60,117,265
                                                                       ==============        ==============        ==============


Page 46                 See Notes to Financial Statements



                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

     $   20,200,630        $    6,296,115        $   11,053,868        $   14,780,047        $    4,646,625        $    6,128,176
            749,348                80,913                83,439                   856                72,159                   134
            (15,834)                   --                    --               (96,290)                   --                (6,943)
     --------------        --------------        --------------        --------------        --------------        --------------
         20,934,144             6,377,028            11,137,307            14,684,613             4,718,784             6,121,367
     --------------        --------------        --------------        --------------        --------------        --------------

          2,908,182             3,824,531             3,827,443             3,655,843             2,592,459             1,037,445
            283,826               357,089               357,427               343,526               257,920               104,372
            232,654               305,962               306,196               292,467               207,397                82,996
             43,919                57,072                58,568                55,115                42,459                16,378
             14,961                15,029                15,125                14,567                15,430                14,435
             27,144                31,725                31,740                30,882                25,402                10,374
             82,632                55,064                61,147               113,949                21,125                39,771
             16,290                20,867                21,106                20,414                19,600                 6,048
              4,819                 4,864                 4,934                 5,306                 4,981                 4,441
              3,248                 3,179                 3,179                 3,179                 3,202                 3,202
             13,252                15,842                16,959                10,658                12,792                 2,837
     --------------        --------------        --------------        --------------        --------------        --------------
          3,630,927             4,691,224             4,703,824             4,545,906             3,202,767             1,322,299
     --------------        --------------        --------------        --------------        --------------        --------------
         17,303,217             1,685,804             6,433,483            10,138,707             1,516,017             4,799,068
     --------------        --------------        --------------        --------------        --------------        --------------

        (22,634,296)          (54,518,468)          (80,375,202)          (45,133,008)          (84,110,057)           (4,697,931)
          9,551,981            14,163,782            11,358,317             2,341,124             9,330,233            10,102,364
     --------------        --------------        --------------        --------------        --------------        --------------
        (13,082,315)          (40,354,686)          (69,016,885)          (42,791,884)          (74,779,824)            5,404,433
     --------------        --------------        --------------        --------------        --------------        --------------
        118,458,227            95,534,661           149,433,495           232,258,164            40,942,514           (21,523,361)
     --------------        --------------        --------------        --------------        --------------        --------------
        105,375,912            55,179,975            80,416,610           189,466,280           (33,837,310)          (16,118,928)
     --------------        --------------        --------------        --------------        --------------        --------------

     $  122,679,129        $   56,865,779        $   86,850,093        $  199,604,987        $  (32,321,293)       $  (11,319,860)
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 47


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                                                         FIRST TRUST                         FIRST TRUST
                                                                    CONSUMER DISCRETIONARY                 CONSUMER STAPLES
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXD)                               (FXG)
                                                              ----------------------------------  ----------------------------------
                                                              SIX MONTHS ENDED                    SIX MONTHS ENDED
                                                                 1/31/2023         YEAR ENDED        1/31/2023         YEAR ENDED
                                                                (UNAUDITED)        7/31/2022        (UNAUDITED)        7/31/2022
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
Net investment income (loss)..............................     $    1,578,931    $   12,047,240    $    8,190,350    $    5,452,882
Net realized gain (loss)..................................        (31,105,912)      154,046,852       (11,979,193)       12,107,920
Net change in unrealized appreciation (depreciation)......         64,673,846     (441,734,956)         6,440,100        14,116,145
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from operations........................................         35,146,865      (275,640,864)        2,651,257        31,676,947
                                                               --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................         (1,869,470)      (13,315,221)       (8,969,337)       (4,675,407)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................          4,504,599       821,836,474       158,614,808       502,041,230
Cost of shares redeemed...................................        (79,642,920)   (2,086,899,315)      (48,681,053)     (125,700,060)
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................        (75,138,321)   (1,265,062,841)      109,933,755       376,341,170
                                                               --------------    --------------    --------------    --------------
Total increase (decrease) in net assets...................        (41,860,926)   (1,554,018,926)      103,615,675       403,342,710

NET ASSETS:
Beginning of period.......................................        394,116,919     1,948,135,845       650,653,488       247,310,778
                                                               --------------    --------------    --------------    --------------
End of period.............................................     $  352,255,993    $  394,116,919    $  754,269,163    $  650,653,488
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................          7,950,002        31,750,002        10,200,002         4,400,002
Shares sold...............................................            100,000        14,350,000         2,500,000         7,850,000
Shares redeemed...........................................         (1,650,000)      (38,150,000)         (800,000)       (2,050,000)
                                                               --------------    --------------    --------------    --------------
Shares outstanding, end of period.........................          6,400,002         7,950,002        11,900,002        10,200,002
                                                               ==============    ==============    ==============    ==============


Page 48                 See Notes to Financial Statements



           FIRST TRUST                             FIRST TRUST                             FIRST TRUST
              ENERGY                                FINANCIALS                             HEALTH CARE
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXN)                                   (FXO)                                   (FXH)
----------------------------------      ----------------------------------      ----------------------------------
SIX MONTHS ENDED                        SIX MONTHS ENDED                        SIX MONTHS ENDED
   1/31/2023         YEAR ENDED            1/31/2023         YEAR ENDED            1/31/2023         YEAR ENDED
  (UNAUDITED)        7/31/2022            (UNAUDITED)        7/31/2022            (UNAUDITED)        7/31/2022
----------------  ----------------      ----------------  ----------------      ----------------  ----------------

 $   32,251,650    $   20,991,279        $   17,303,217    $   29,707,133        $    1,685,804    $    1,824,839
     20,774,682       102,779,022           (13,082,315)      143,892,144           (40,354,686)       (4,568,756)
      7,090,933       205,525,000           118,458,227      (214,313,440)           95,534,661      (177,329,197)
 --------------    --------------        --------------    --------------        --------------    --------------

     60,117,265       329,295,301           122,679,129       (40,714,163)           56,865,779      (180,073,114)
 --------------    --------------        --------------    --------------        --------------    --------------

    (25,257,350)      (19,922,141)          (18,895,466)      (28,346,142)           (3,205,345)               --
 --------------    --------------        --------------    --------------        --------------    --------------

    391,988,309     1,605,588,558            34,528,667       604,854,268           172,436,351       252,759,574
   (103,813,719)     (578,637,025)          (89,856,756)     (676,942,289)          (67,316,849)     (173,706,436)
 --------------    --------------        --------------    --------------        --------------    --------------

    288,174,590     1,026,951,533           (55,328,089)      (72,088,021)          105,119,502        79,053,138
 --------------    --------------        --------------    --------------        --------------    --------------
    323,034,505     1,336,324,693            48,455,574      (141,148,326)          158,779,936      (101,019,976)

  1,665,290,905       328,966,212         1,171,737,744     1,312,886,070         1,503,727,896     1,604,747,872
 --------------    --------------        --------------    --------------        --------------    --------------
 $1,988,325,410    $1,665,290,905        $1,220,193,318    $1,171,737,744        $1,662,507,832    $1,503,727,896
 ==============    ==============        ==============    ==============        ==============    ==============

     99,150,002        31,850,002            28,250,002        30,250,002            13,850,002        13,150,002
     21,900,000       109,350,000               800,000        13,250,000             1,600,000         2,250,000
     (6,350,000)      (42,050,000)           (2,200,000)      (15,250,000)             (650,000)       (1,550,000)
 --------------    --------------        --------------    --------------        --------------    --------------
    114,700,002        99,150,002            26,850,002        28,250,002            14,800,002        13,850,002
 ==============    ==============        ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 49


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                         FIRST TRUST                         FIRST TRUST
                                                                INDUSTRIALS/PRODUCER DURABLES                 MATERIALS
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXR)                               (FXZ)
                                                              ----------------------------------  ----------------------------------
                                                              SIX MONTHS ENDED                    SIX MONTHS ENDED
                                                                 1/31/2023         YEAR ENDED        1/31/2023         YEAR ENDED
                                                                (UNAUDITED)        7/31/2022        (UNAUDITED)        7/31/2022
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
Net investment income (loss)..............................     $    6,433,483    $   12,729,384    $   10,138,707    $   16,484,011
Net realized gain (loss)..................................        (69,016,885)      (17,448,344)      (42,791,884)       75,814,579
Net change in unrealized appreciation (depreciation)......        149,433,495      (177,157,775)      232,258,164      (187,817,992)
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from operations........................................         86,850,093      (181,876,735)      199,604,987       (95,519,402)
                                                               --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................         (7,696,141)      (11,751,221)      (14,513,621)      (12,438,026)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................        111,494,446       880,928,164       124,412,434     2,011,606,379
Cost of shares redeemed...................................       (130,779,279)     (876,678,313)     (205,466,103)     (796,095,645)
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................        (19,284,833)        4,249,851       (81,053,669)    1,215,510,734
                                                               --------------    --------------    --------------    --------------
Total increase (decrease) in net assets...................         59,869,119      (189,378,105)      104,037,697     1,107,553,306

NET ASSETS:
Beginning of period.......................................      1,578,226,384     1,767,604,489     1,567,915,127       460,361,821
                                                               --------------    --------------    --------------    --------------
End of period.............................................     $1,638,095,503    $1,578,226,384    $1,671,952,824    $1,567,915,127
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................         29,400,002        29,700,002        25,300,002         7,950,002
Shares sold...............................................          2,100,000        15,200,000         1,950,000        29,600,000
Shares redeemed...........................................         (2,600,000)      (15,500,000)       (3,550,000)      (12,250,000)
                                                               --------------    --------------    --------------    --------------
Shares outstanding, end of period.........................         28,900,002        29,400,002        23,700,002        25,300,002
                                                               ==============    ==============    ==============    ==============


Page 50                 See Notes to Financial Statements



           FIRST TRUST                             FIRST TRUST
            TECHNOLOGY                              UTILITIES
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXL)                                   (FXU)
----------------------------------      ----------------------------------
SIX MONTHS ENDED                        SIX MONTHS ENDED
   1/31/2023         YEAR ENDED            1/31/2023         YEAR ENDED
  (UNAUDITED)        7/31/2022            (UNAUDITED)        7/31/2022
----------------  ----------------      ----------------  ----------------


 $    1,516,017    $    5,019,606        $    4,799,068    $    5,320,667
    (74,779,824)      252,346,513             5,404,433          (244,036)
     40,942,514      (502,005,673)          (21,523,361)       24,546,526
 --------------    --------------        --------------    --------------

    (32,321,293)     (244,639,554)          (11,319,860)       29,623,157
 --------------    --------------        --------------    --------------

     (1,494,210)       (4,345,452)           (5,313,666)       (4,580,661)
 --------------    --------------        --------------    --------------

     28,011,159        89,100,450           106,162,149       225,477,669
    (90,528,546)   (1,365,024,963)         (112,068,583)      (28,108,801)
 --------------    --------------        --------------    --------------

    (62,517,387)   (1,275,924,513)           (5,906,434)      197,368,868
 --------------    --------------        --------------    --------------
    (96,332,890)   (1,524,909,519)          (22,539,960)      222,411,364

  1,143,164,046     2,668,073,565           396,557,742       174,146,378
 --------------    --------------        --------------    --------------
 $1,046,831,156    $1,143,164,046        $  374,017,782    $  396,557,742
 ==============    ==============        ==============    ==============

     10,955,000        21,255,000            11,550,002         5,650,002
        300,000           700,000             3,100,000         6,800,000
       (950,000)      (11,000,000)           (3,500,000)         (900,000)
 --------------    --------------        --------------    --------------
     10,305,000        10,955,000            11,150,002        11,550,002
 ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 51


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2023       --------------------------------------------------------------
                                             (UNAUDITED)         2022         2021         2020         2019         2018
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    49.57      $    61.36   $    39.70   $    43.40   $    42.42   $    37.53
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.23            0.52         0.20         0.36         0.37         0.43
Net realized and unrealized gain (loss)             5.50          (11.78)       21.61        (3.61)        0.93         4.88
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    5.73          (11.26)       21.81        (3.25)        1.30         5.31
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.26)          (0.53)       (0.15)       (0.45)       (0.32)       (0.42)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    55.04      $    49.57   $    61.36   $    39.70   $    43.40   $    42.42
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   11.68%         (18.43)%      54.99%       (7.39)%       3.13%       14.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  352,256      $  394,117   $1,948,136   $  948,948   $  384,117   $  409,343
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.63% (b)       0.61%        0.61%        0.63%        0.64%        0.64%
Ratio of net expenses to average net
   assets                                           0.63% (b)       0.61%        0.61%        0.63%        0.64%        0.64%
Ratio of net investment income (loss) to
   average net assets                               0.90% (b)       0.82%        0.38%        0.77%        0.90%        1.03%
Portfolio turnover rate (c)                           38%             76%          88%         115%          97%         101%


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2023       --------------------------------------------------------------
                                             (UNAUDITED)         2022         2021         2020         2019         2018
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    63.79      $    56.21   $    48.76   $    45.80   $    46.50   $    46.84
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.73            0.81         0.79         0.84         0.70         1.00
Net realized and unrealized gain (loss)            (0.33)           7.55         7.40         2.98        (0.32)       (0.74)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    0.40            8.36         8.19         3.82         0.38         0.26
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.81)          (0.78)       (0.74)       (0.86)       (1.08)       (0.60)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    63.38      $    63.79   $    56.21   $    48.76   $    45.80   $    46.50
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                    0.69%          14.95%       16.88%        8.46%        0.83%        0.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  754,269      $  650,653   $  247,311   $  258,429   $  329,792   $  369,643
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.63% (b)       0.63%        0.64%        0.63%        0.64%        0.64%
Ratio of net expenses to average net
   assets                                           0.63% (b)       0.63%        0.64%        0.63%        0.64%        0.64%
Ratio of net investment income (loss) to
   average net assets                               2.42% (b)       1.41%        1.43%        1.72%        1.51%        2.09%
Portfolio turnover rate (c)                           26%             88%          94%         113%          90%         107%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 52                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2023       --------------------------------------------------------------
                                             (UNAUDITED)         2022         2021         2020         2019         2018
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    16.80      $    10.33   $     6.54   $    10.88   $    17.10   $    13.66
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.29            0.27         0.31         0.16         0.16         0.12
Net realized and unrealized gain (loss)             0.48            6.46         3.81        (4.31)       (6.25)        3.47
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    0.77            6.73         4.12        (4.15)       (6.09)        3.59
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.23)          (0.26)       (0.33)       (0.19)       (0.13)       (0.15)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    17.34      $    16.80   $    10.33   $     6.54   $    10.88   $    17.10
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                    4.66%          65.76%       66.66%      (38.32)%     (35.77)%      26.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,988,325      $1,665,291   $  328,966   $  615,795   $  122,374   $  437,773
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.62% (b)       0.61%        0.64%        0.64%        0.65%        0.63%
Ratio of net expenses to average net
   assets                                           0.62% (b)       0.61%        0.64%        0.64%        0.65%        0.63%
Ratio of net investment income (loss) to
   average net assets                               3.39% (b)       2.34%        1.70%        2.39%        1.17%        0.68%
Portfolio turnover rate (c)                           32%             79%          71%         165%          99%         108%


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2023       --------------------------------------------------------------
                                             (UNAUDITED)         2022         2021         2020         2019         2018
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    41.48      $    43.40   $    25.87   $    32.35   $    32.04   $    29.39
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.63            0.92         0.81         0.72         0.65         0.62
Net realized and unrealized gain (loss)             4.01           (1.97)       17.55        (6.37)        0.25         2.61
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    4.64           (1.05)       18.36        (5.65)        0.90         3.23
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.68)          (0.87)       (0.83)       (0.83)       (0.59)       (0.58)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    45.44      $    41.48   $    43.40   $    25.87   $    32.35   $    32.04
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   11.46%          (2.52)%      71.99%      (17.56)%       3.03%       11.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,220,193      $1,171,738   $1,312,886   $  538,172   $  988,353   $1,252,910
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.62% (b)       0.62%        0.61%        0.62%        0.63%        0.63%
Ratio of net expenses to average net
   assets                                           0.62% (b)       0.62%        0.61%        0.62%        0.63%        0.63%
Ratio of net investment income (loss) to
   average net assets                               2.97% (b)       2.10%        2.25%        2.36%        2.06%        1.99%
Portfolio turnover rate (c)                           40%             64%          86%          90%          81%          70%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 53


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2023       --------------------------------------------------------------
                                             (UNAUDITED)         2022         2021         2020         2019         2018
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $   108.57      $   122.03   $    95.29   $    77.62   $    76.80   $    66.92
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.11            0.13        (0.15)        0.01        (0.11)       (0.02)
Net realized and unrealized gain (loss)             3.87          (13.59)       26.89        17.66         0.93         9.90
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    3.98          (13.46)       26.74        17.67         0.82         9.88
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.22)             --           --           --           --           --
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $   112.33      $   108.57   $   122.03   $    95.29   $    77.62   $    76.80
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                    3.69%        (11.03)%       28.08%       22.75%        1.07%       14.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,662,508      $1,503,728   $1,604,748   $1,348,309   $1,183,740   $1,063,745
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.61% (b)       0.61%        0.61%        0.61%        0.62%        0.63%
Ratio of net expenses to average net
   assets                                           0.61% (b)       0.61%        0.61%        0.61%        0.62%        0.63%
Ratio of net investment income (loss) to
   average net assets                               0.22% (b)       0.12%       (0.14)%       0.01%       (0.11)%      (0.03)%
Portfolio turnover rate (c)                           40%             88%         103%         107%         123%         107%


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2023       --------------------------------------------------------------
                                             (UNAUDITED)         2022         2021         2020         2019         2018
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    53.68      $    59.52   $    39.13   $    42.49   $    41.28   $    35.36
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.22            0.42         0.33         0.58         0.30         0.28
Net realized and unrealized gain (loss)             3.04           (5.87)       20.42        (3.29)        1.17         5.92
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    3.26           (5.45)       20.75        (2.71)        1.47         6.20
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.26)          (0.39)       (0.36)       (0.65)       (0.26)       (0.28)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    56.68      $    53.68   $    59.52   $    39.13   $    42.49   $    41.28
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                    6.15%          (9.16)%      53.21%       (6.30)%       3.67%       17.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,638,096      $1,578,226   $1,767,604   $  179,979   $  378,173   $1,579,093
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.61% (b)       0.61%        0.61%        0.64%        0.63%        0.62%
Ratio of net expenses to average net
   assets                                           0.61% (b)       0.61%        0.61%        0.64%        0.63%        0.62%
Ratio of net investment income (loss) to
   average net assets                               0.84% (b)       0.74%        0.55%        1.30%        0.71%        0.70%
Portfolio turnover rate (c)                           41%             77%          91%          97%          79%          91%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 54                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2023       --------------------------------------------------------------
                                             (UNAUDITED)         2022         2021         2020         2019         2018
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    61.97      $    57.91   $    35.85   $    38.48   $    43.31   $    38.63
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.43            0.89         0.72         0.71         0.50         0.40
Net realized and unrealized gain (loss)             8.75            3.93(a)     22.05        (2.57)       (4.88)        4.69
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    9.18            4.82        22.77        (1.86)       (4.38)        5.09
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.60)          (0.76)       (0.71)       (0.77)       (0.45)       (0.41)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    70.55      $    61.97   $    57.91   $    35.85   $    38.48   $    43.31
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (b)                                   15.09%           8.37%       64.02%       (4.78)%     (10.08)%      13.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,671,953      $1,567,915   $  460,362   $   96,795   $  167,369   $  314,026
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.62% (c)       0.61%        0.64%        0.67%        0.65%        0.64%
Ratio of net expenses to average net
   assets                                           0.62% (c)       0.61%        0.64%        0.67%        0.65%        0.64%
Ratio of net investment income (loss) to
   average net assets                               1.39% (c)       1.69%        1.39%        1.95%        1.27%        0.92%
Portfolio turnover rate (d)                           17%             60%          77%          84%          82%          92%


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2023       --------------------------------------------------------------
                                             (UNAUDITED)         2022         2021         2020         2019         2018
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $   104.35      $   125.53   $    89.44   $    69.32   $    56.54   $    45.12
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.14            0.34        (0.06)        0.11         0.31         0.09
Net realized and unrealized gain (loss)            (2.77)         (21.21)       36.15        20.17        12.75        11.43
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   (2.63)         (20.87)       36.09        20.28        13.06        11.52
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.14)          (0.31)          --        (0.16)       (0.28)       (0.10)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $   101.58      $   104.35   $   125.53   $    89.44   $    69.32   $    56.54
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (b)                                   (2.50)%        (16.64)%      40.34%       29.33%       23.20%       25.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,046,831      $1,143,164   $2,668,074   $2,205,109   $2,395,347   $1,996,201
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.62% (c)       0.61%        0.61%        0.61%        0.61%        0.63%
Ratio of net expenses to average net
   assets                                           0.62% (c)       0.61%        0.61%        0.61%        0.61%        0.63%
Ratio of net investment income (loss) to
   average net assets                               0.29% (c)       0.27%       (0.05)%       0.16%        0.50%        0.17%
Portfolio turnover rate (d)                           46%             91%          92%         110%          91%         127%


(a)   The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 55


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2023       --------------------------------------------------------------
                                             (UNAUDITED)         2022         2021         2020         2019         2018
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    34.33      $    30.82   $    27.54   $    28.87   $    26.37   $    27.64
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.40            0.69         0.68         1.05         0.63         0.98
Net realized and unrealized gain (loss)            (0.75)           3.47         3.32        (1.29)        2.43        (1.30)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   (0.35)           4.16         4.00        (0.24)        3.06        (0.32)
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.44)          (0.65)       (0.72)       (1.09)       (0.56)       (0.95)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    33.54      $    34.33   $    30.82   $    27.54   $    28.87   $    26.37
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   (0.97)%         13.69%       14.80%       (0.70)%      11.71%       (1.09)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  374,018      $  396,558   $  174,146   $  229,988   $1,349,541   $  308,540
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.64% (b)       0.64%        0.64%        0.62%        0.63%        0.63%
Ratio of net expenses to average net
   assets                                           0.64% (b)       0.64%        0.64%        0.62%        0.63%        0.63%
Ratio of net investment income (loss) to
   average net assets                               2.31% (b)       2.22%        2.33%        2.42%        2.23%        2.67%
Portfolio turnover rate (c)                           19%             48%          38%          64%          60%          76%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 56                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on
December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty exchange-traded funds considered either a
Sector Fund or a Style Fund. This report covers the nine Sector Funds (each a
"Fund" and collectively, the "Funds") listed below. The shares of each Sector
Fund are listed and traded on NYSE Arca, Inc.

        First Trust Consumer Discretionary AlphaDEX(R) Fund - (ticker "FXD")
        First Trust Consumer Staples AlphaDEX(R) Fund - (ticker "FXG")
        First Trust Energy AlphaDEX(R) Fund - (ticker "FXN")
        First Trust Financials AlphaDEX(R) Fund - (ticker "FXO")
        First Trust Health Care AlphaDEX(R) Fund - (ticker "FXH")
        First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (ticker
           "FXR")
        First Trust Materials AlphaDEX(R) Fund - (ticker "FXZ")
        First Trust Technology AlphaDEX(R) Fund - (ticker "FXL")
        First Trust Utilities AlphaDEX(R) Fund - (ticker "FXU")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                                    INDEX
First Trust Consumer Discretionary AlphaDEX(R) Fund                     StrataQuant(R) Consumer Discretionary Index(1)
First Trust Consumer Staples AlphaDEX(R) Fund                           StrataQuant(R) Consumer Staples Index(1)
First Trust Energy AlphaDEX(R) Fund                                     StrataQuant(R) Energy Index(1)
First Trust Financials AlphaDEX(R) Fund                                 StrataQuant(R) Financials Index(1)
First Trust Health Care AlphaDEX(R) Fund                                StrataQuant(R) Health Care Index(1)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund              StrataQuant(R) Industrials Index(1)
First Trust Materials AlphaDEX(R) Fund                                  StrataQuant(R) Materials Index(1)
First Trust Technology AlphaDEX(R) Fund                                 StrataQuant(R) Technology Index(1)
First Trust Utilities AlphaDEX(R) Fund                                  StrataQuant(R) Utilities Index(1)


(1)   This index is developed, maintained and sponsored by ICE Data Indices, LLC or its affiliates ("IDI"), and licensed to First Trust Portfolios L.P.
      ("FTP"), the distributor of the Trust, by IDI. IDI is a
      successor-in-interest to previous entities that maintained the index in
      NYSE Group, Inc. and American Stock Exchange LLC.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

                                                                         Page 57


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments.
Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Shares of open-end funds are valued based on NAV per share.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

      Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

      2)    the type of security;

      3)    the size of the holding;

      4)    the initial cost of the security;

      5)    transactions in comparable securities;

      6)    price quotes from dealers and/or third-party pricing services;

      7)    relationships among various securities;

      8)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      9)    an analysis of the issuer's financial statements;

     10)    the existence of merger proposals or tender offers that might affect the value of the security; and

     11)    other relevant factors.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2023, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A
Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund

                                                                         Page 59


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities.
Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral.
The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2023, only
FXO, FXH, and FXL had securities in the securities lending program. During the six months ended January 31, 2023, all the Funds participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the
U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2023, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2022 was as follows:


                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $      13,315,221        $              --        $              --
First Trust Consumer Staples AlphaDEX(R) Fund                         4,675,407                       --                       --
First Trust Energy AlphaDEX(R) Fund                                  19,922,141                       --                       --
First Trust Financials AlphaDEX(R) Fund                              28,346,142                       --                       --
First Trust Health Care AlphaDEX(R) Fund                                     --                       --                       --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund           11,751,221                       --                       --
First Trust Materials AlphaDEX(R) Fund                               12,438,026                       --                       --
First Trust Technology AlphaDEX(R) Fund                               4,345,452                       --                       --
First Trust Utilities AlphaDEX(R) Fund                                4,580,661                       --                       --



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

As of July 31, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $         342,885        $    (434,139,547)       $     (62,543,015)
First Trust Consumer Staples AlphaDEX(R) Fund                         1,143,506             (256,753,947)              23,699,298
First Trust Energy AlphaDEX(R) Fund                                   1,172,154             (509,470,538)             223,478,413
First Trust Financials AlphaDEX(R) Fund                               3,459,721             (250,428,470)             (72,536,063)
First Trust Health Care AlphaDEX(R) Fund                              1,444,806             (605,995,854)             115,579,938
First Trust Industrials/Producer Durables AlphaDEX(R) Fund            1,248,060             (279,915,924)             (29,603,128)
First Trust Materials AlphaDEX(R) Fund                                4,349,887             (189,562,104)            (156,365,445)
First Trust Technology AlphaDEX(R) Fund                                      --             (621,843,707)             (14,683,574)
First Trust Utilities AlphaDEX(R) Fund                                1,049,272             (193,039,184)              23,439,662


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2019,
2020, 2021, and 2022 remain open to federal and state audit. As of January 31,
2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2022, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                                Non-Expiring
                                                                Capital Loss
                                                                Carryforward
                                                           -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $     434,139,547
First Trust Consumer Staples AlphaDEX(R) Fund                       256,753,947
First Trust Energy AlphaDEX(R) Fund                                 509,470,538
First Trust Financials AlphaDEX(R) Fund                             250,428,470
First Trust Health Care AlphaDEX(R) Fund                            605,995,854
First Trust Industrials/Producer Durables AlphaDEX(R) Fund          279,915,924
First Trust Materials AlphaDEX(R) Fund                              189,562,104
First Trust Technology AlphaDEX(R) Fund                             621,843,707
First Trust Utilities AlphaDEX(R) Fund                              193,039,184


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2022, the Funds had no net late year ordinary or capital losses.

                                                                         Page 61


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

As of January 31, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                               Gross               Gross           Net Unrealized
                                                                             Unrealized          Unrealized         Appreciation
                                                          Tax Cost          Appreciation       (Depreciation)      (Depreciation)
                                                     ------------------  ------------------  ------------------  ------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund   $    347,338,669    $     32,965,002    $    (27,795,335)   $      5,169,667
First Trust Consumer Staples AlphaDEX(R) Fund              721,206,516          59,840,002         (26,747,362)         33,092,640
First Trust Energy AlphaDEX(R) Fund                      1,750,444,991         253,370,716         (16,291,531)        237,079,185
First Trust Financials AlphaDEX(R) Fund                  1,191,840,566         109,149,588         (51,869,470)         57,280,118
First Trust Health Care AlphaDEX(R) Fund                 1,451,893,026         257,842,120         (40,395,991)        217,446,129
First Trust Industrials/Producer Durables
   AlphaDEX(R) Fund                                      1,505,768,618         177,806,924         (44,571,071)        133,235,853
First Trust Materials AlphaDEX(R) Fund                   1,590,101,617         142,191,155         (59,594,238)         82,596,917
First Trust Technology AlphaDEX(R) Fund                  1,029,820,296         103,624,403         (72,895,675)         30,728,728
First Trust Utilities AlphaDEX(R) Fund                     368,412,789          16,791,332         (11,352,938)          5,438,394


H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the
Funds based upon the net assets of each Fund.

FTP has entered into licensing agreements with IDI for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of IDI. The Funds and First Trust are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the
Statements of Operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Funds.

Effective November 1, 2022, the management fee payable by each Fund to First
Trust for these services will be reduced at certain levels of each Fund's net assets ("breakpoints") and calculated pursuant to the schedule below:


                             Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                                  0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion          0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion          0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion         0.4625%
Fund net assets greater than $10 billion up to and including $15 billion          0.4500%
Fund net assets greater than $15 billion                                          0.4250%


Prior to November 1, 2022, First Trust was paid an annual management fee of
0.50% of each Fund's average daily net assets.

The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap").
The Expense Cap will be in effect until at least November 30, 2023.

Prior to November 1, 2022, expenses reimbursed and fees waived by First Trust under the Recovery Agreement were subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by a Fund if it resulted in the Fund's expenses exceeding
(i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations. Effective November 1,
2022, in connection with the introduction of breakpoints discussed above, First
Trust has agreed to remove its ability to recover previous expenses borne and fees waived under the Recovery Agreement.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2023, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $   133,157,369      $   134,386,859
First Trust Consumer Staples AlphaDEX(R) Fund                                 176,873,378          181,264,403
First Trust Energy AlphaDEX(R) Fund                                           610,372,057          601,490,952
First Trust Financials AlphaDEX(R) Fund                                       456,186,034          458,470,430
First Trust Health Care AlphaDEX(R) Fund                                      607,280,118          609,802,552
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                    628,210,091          628,602,828
First Trust Materials AlphaDEX(R) Fund                                        242,504,818          245,420,416
First Trust Technology AlphaDEX(R) Fund                                       475,556,777          475,044,636
First Trust Utilities AlphaDEX(R) Fund                                         77,378,392           78,512,610


For the six months ended January 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $     4,448,775      $    79,163,964
First Trust Consumer Staples AlphaDEX(R) Fund                                 157,809,813           48,607,954
First Trust Energy AlphaDEX(R) Fund                                           390,952,363          103,525,190
First Trust Financials AlphaDEX(R) Fund                                        34,405,063           89,447,819
First Trust Health Care AlphaDEX(R) Fund                                      172,300,655           67,281,489
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                    111,317,977          130,632,257
First Trust Materials AlphaDEX(R) Fund                                        124,244,904          205,275,970
First Trust Technology AlphaDEX(R) Fund                                        27,986,371           90,426,562
First Trust Utilities AlphaDEX(R) Fund                                        105,901,812          111,652,359


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the

                                                                         Page 63


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

Fund's shares. An Authorized Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2023.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:

On March 10, 2023, Silicon Valley Bank was placed in receivership under the
Federal Deposit Insurance Company. The parent company of Silicon Valley Bank is
SVB Financial Group, which is held in FXO. Since that event, SVB Financial Group has been valued at zero.

On March 12, 2023, Signature Bank, which is held in FXO, was placed in receivership under the Federal Deposit Insurance Company. Since that event,
Signature Bank has been valued at zero.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the

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ADDITIONAL INFORMATION (CONTINUED)
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions

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ADDITIONAL INFORMATION (CONTINUED)
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF AMENDMENT TO THE INVESTMENT
MANAGEMENT AGREEMENT

The Board of Trustees of First Trust Exchange-Traded AlphaDEX(R) Fund (the
"Trust"), including the Independent Trustees, unanimously approved the amendment
(the "Amendment") of the Investment Management Agreement (the "Agreement") with
First Trust Advisors L.P. (the "Advisor") on behalf of the following nine series of the Trust (each a "Fund" and collectively, the "Funds"):

        First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
        First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
        First Trust Energy AlphaDEX(R) Fund (FXN)
        First Trust Financials AlphaDEX(R) Fund (FXO)
        First Trust Health Care AlphaDEX(R) Fund (FXH)
        First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)
        First Trust Materials AlphaDEX(R) Fund (FXZ)
        First Trust Technology AlphaDEX(R) Fund (FXL)
        First Trust Utilities AlphaDEX(R) Fund (FXU)

The Board approved the Amendment for each Fund at a meeting held on October 24,
2022. As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendment at meetings held on April 18, 2022, June 12-13, 2022 and September 18-19, 2022.
Following those preliminary discussions, the Board requested and received information from the Advisor regarding the proposed Amendment, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the
October meeting.

In reviewing the Amendment for each Fund, the Board considered that the purpose of the Amendment is to modify the advisory fee rate for each Fund under the
Agreement by introducing a breakpoint schedule pursuant to which the advisory fee rate paid by each Fund to the Advisor will be reduced as assets of such Fund meet certain thresholds. The Board noted the Advisor's representations that the quality and quantity of the services provided to each Fund by the Advisor under the Agreement will not be reduced or modified as a result of the Amendment, and that the obligations of the Advisor under the Agreement will remain the same in all respects. The Board noted that it, including the Independent Trustees, last approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2023 at a meeting held on June 12-13, 2022. The Board noted that in connection with such approval it had determined for each Fund, based upon the information provided, that the terms of the Agreement were fair and reasonable and that the continuation of the Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

The Board noted that the Advisor had previously agreed to waive management fees and reimburse certain expenses for a specified period to prevent each Fund's expense ratio from exceeding a particular expense cap, that the expense cap for each Fund would continue following entry into the Amendment, and that under the current terms of the expense caps, expenses reimbursed and fees waived are subject to recovery by the Advisor for up to three years from the date the fee was waived or expense was incurred under certain conditions. The Board noted
that in connection with the Amendment, the Advisor agreed to amend the terms of the expense caps to eliminate its ability to recover any fees waived or expenses reimbursed.

Based on all of the information considered, the Board, including the Independent
Trustees, unanimously determined that the terms of the Amendment are fair and reasonable and that the Amendment is in the best interests of each Fund.

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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

Semi-Annual Report                                              January 31, 2023
--------------------------------------------------------------------------------

AlphaDEX(R) Style Funds
-----------------------

First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
First Trust Small Cap Value AlphaDEX(R) Fund (FYT)
First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)

                                  AlphaDEX(R)
                                 FAMILY OF ETFS

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------

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TABLE OF CONTENTS
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2023

Shareholder Letter.........................................................    2
Market Overview............................................................    3
Fund Performance Overview

Portfolio of Investments

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust")
described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks in investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1

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SHAREHOLDER LETTER
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the Style
Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Funds"), which contains detailed information about the Funds for the six-month period ended
January 31, 2023.

Given recent inflation data, the Federal Reserve's (the "Fed") monetary policy remains front and center in most discussions regarding the outlook of the U.S.
economy. Annual revisions to the Consumer Price Index released on February 10,
2023, showed that prices climbed at a 3.3% annual rate in the last three months of 2022, not the 1.8% rate reported four weeks prior, according to Brian
Wesbury, Chief Economist at First Trust. Additionally, "core" inflation, which excludes volatile food and energy prices, was also revised upwards from 3.1% to
4.3% over the period. Furthermore, January's 2023 jobs data came in better than expected, with non-farm payroll employment rising by 517,000. It is precisely this situation: stubbornly high inflation, strong jobs growth and increasing interest rates, which has many pundits debating whether the typical U.S.
consumer can remain healthy enough to help ward off an economic recession.

As many investors know, the consumer is an essential driver of economic growth in the U.S. On average, over the 15-year period ended October 1, 2022, consumer spending accounted for 67.8% of the U.S. gross domestic product ("GDP").
Crucially, recent data regarding consumer health has been mixed, in my opinion.
On one hand, the Commerce Department reported that in December 2022, the U.S.
savings rate rose to its highest level in seven months, coming in at 3.4%. On the other hand, while December's savings rate was a welcome reversal from the declines suffered throughout 2021 and 2022, it could indicate that consumers are beginning to pull back on discretionary spending amidst a cloudier economic outlook, according to Bloomberg. Recent data shows that the average interest rate on U.S. credit cards rose to 19.07% in the fourth quarter of 2022, its highest level in over 50 years. Additionally, U.S. credit card debt reached a record $930.6 billion in the fourth quarter, jumping 18.5% year-over-year. Even so, debt service payments accounted for just 9.75% of disposable personal income in the third quarter of 2022. This figure is higher than its historic low of
8.33% set in 2021 but is also well below its peak of 13.17% set in 2007. In my view, it is worth keeping an eye on debt service payments. If higher payments lead to a decline in discretionary spending, it could negatively impact GDP.

I would like to take a moment to remind you that even though nearly three years have passed since the World Health Organization initially declared the coronavirus outbreak a global pandemic, the economic impact of worldwide lockdowns and the subsequent governmental stimulus is still very real. China, for example, only recently dropped its requirement that incoming travelers must quarantine before entering the country. In addition, the global economy has yet to fully absorb the impact of the fiscal policies enacted to jump start consumer spending in 2020, in my view. As evidence of this, each of the countries that comprise the G-10 currently has a headline inflation rate that stands well above its stated target. Central banks likely have more work to do, in my opinion.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2023

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S./GLOBAL ECONOMY

Suffice it to say, the debate regarding the Federal Reserve (the "Fed") and its interest rate policy remains unsettled in the new year. Recent economic data, including stubbornly high inflation and better-than-expected jobs growth in
January 2023 could be a signal to the Fed that further rate hikes may be necessary. After cresting at 9.1% on June 30, 2022, inflation, as measured by the Consumer Price Index ("CPI") has been declining, with the most recent reading coming in at 6.4% on January 31, 2023. While the drop in the CPI was a welcome sight, inflation is still elevated. For comparative purposes, the CPI averaged 2.5% over the 30-year period ended January 31, 2023. As many investors know, the Federal Funds target rate is one of the most effective tools that the
Fed has in its battle with inflation. Over the course of the 2022 calendar year, the Fed increased the Federal Funds target rate (upper bound) a total of seven times, raising it from 0.25% to 4.50%. These rate hikes continued in 2023, with an increase of 25 basis points occurring on February 1, 2023. Given the current economic backdrop, the Fed may have a difficult time achieving the soft landing we have been talking about over the past year, in our opinion.

The global growth forecast from the International Monetary Fund ("IMF") released in January 2023 projected a 2.9% real gross domestic product growth rate for
2023, down from 3.4% in 2022. The IMF is calling for a 1.4% growth rate for the
U.S. in 2023, down from its 2.0% estimate for 2022. As has been the case for many years, Emerging Market and Developing Economies are expected to grow faster than Advanced Economies. Their 2023 growth rate estimates are 4.0% and 1.2%, respectively.

STYLE/EQUITY INVESTING

For the six-month period ended January 31, 2023, the S&P 500(R) Index (the
"Index") posted a total return of -0.44%, according to Bloomberg.
Large-capitalization ("cap") value stocks outperformed large-cap growth stocks in the period. The S&P 500(R) Value Index posted a total return of 8.09%, compared to -8.70% for the S&P 500(R) Growth Index during the same period. The
S&P MidCap 400(R) Index posted a total return of 6.47% for the same period.
Mid-cap value stocks outperformed mid-cap growth stocks over the same period.
The S&P MidCap 400(R) Value Index posted a total return of 10.41%, compared to
2.61% for the S&P MidCap 400(R) Growth Index during the same period. The S&P
SmallCap 600(R) Index posted a total return of 3.02% during the same period.
Small-cap value stocks outperformed small-cap growth stocks for the same period.
The S&P SmallCap 600(R) Value Index posted a total return of 6.82%, as compared to -0.71% for the S&P SmallCap 600(R) Growth Index during the same period.

The Index closed at 4,076.60 on January 31, 2023, 15.01% below its all-time high, according to Bloomberg. A Bloomberg survey of 24 equity strategists found that their average 2023 year-end price target for the Index was 4,050 as of
February 17, 2023 (most recent release). The highest and lowest estimates were
4,750 and 3,225, respectively. Brian Wesbury, Chief Economist at First Trust has
a year-end price target of 3,900. Keep in mind that these forecasts are subject to change. Index earnings projections are negative for 2023, but positive for
2024. As of February 17, 2023, Bloomberg's consensus year-over-year earnings growth rate estimates for 2023 and 2024 stood at -1.85% and 11.54%, respectively.

Investors continued to funnel capital into exchange-traded funds ("ETFs") and related exchange-traded products ("ETPs") in 2022 despite the sharp sell-off in the markets. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed in the U.S. stood at $6.51 trillion as of year-end, down 9.8% from $7.21 trillion at the end of 2021, according to its own release. Net inflows to ETFs/ETPs listed in the U.S. stood at $607.23 billion in 2022, their second highest level on record, surpassed only by the
$919.78 billion of inflows in 2021. Globally, the ETFs industry gathered net inflows of $30.96 billion in January 2023, marking the 44th consecutive month of inflows. January's inflows brought the total assets invested in the global ETFs industry to $9.81 trillion.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Core
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FEX."

The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the
"Index Provider"). According to the Index Provider, the Index employs the
AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Index(TM)
that may generate positive alpha relative to traditional passive indices. The
Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/23     1/31/23    1/31/23    1/31/23     to 1/31/23    1/31/23    1/31/23     to 1/31/23
FUND PERFORMANCE
NAV                                     5.14%     -0.56%      8.12%      11.48%       8.18%       47.77%     196.44%      244.56%
Market Price                            5.13%     -0.53%      8.11%      11.48%       8.18%       47.69%     196.56%      244.65%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Large Cap
   Core Index(1)                        5.44%     -0.01%      8.78%       N/A          N/A        52.30%       N/A          N/A
Nasdaq US 500 Large Cap Index(TM) (1)  -0.65%     -9.13%      9.40%       N/A          N/A        56.71%       N/A          N/A
S&P 500(R) Index                       -0.44%     -8.22%      9.54%      12.68%       8.70%       57.71%     229.97%      271.74%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    14.5%
Industrials                                   13.7
Information Technology                        13.3
Consumer Discretionary                        10.3
Energy                                        10.1
Health Care                                    9.4
Materials                                      9.1
Utilities                                      6.8
Consumer Staples                               5.2
Communication Services                         4.3
Real Estate                                    3.3
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Western Digital Corp.                          0.6%
Paramount Global, Class B                      0.6
Nucor Corp.                                    0.5
Capital One Financial Corp.                    0.5
United Rentals, Inc.                           0.5
Meta Platforms, Inc., Class A                  0.5
Steel Dynamics, Inc.                           0.5
International Paper Co.                        0.5
Micron Technology, Inc.                        0.5
Carlyle Group (The), Inc.                      0.5
                                            -------
  Total                                        5.2%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX) (CONTINUED)


            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 JULY 31, 2012 - JANUARY 31, 2023

            First Trust Large Cap Core      S&P 500(R)
                 AlphaDEX(R) Fund             Index
7/31/12              $10,000                 $10,000
1/31/13               11,498                  10,991
7/31/13               13,140                  12,500
1/31/14               14,123                  13,356
7/31/14               15,483                  14,617
1/31/15               16,090                  15,256
7/31/15               16,671                  16,255
1/31/16               14,925                  15,155
7/31/16               17,270                  17,169
1/31/17               18,498                  18,192
7/31/17               20,150                  19,922
1/31/18               23,065                  22,996
7/31/18               22,914                  23,157
1/31/19               21,685                  22,464
7/31/19               23,713                  25,008
1/31/20               24,659                  27,337
7/31/20               24,178                  27,999
1/31/21               28,829                  32,053
7/31/21               34,031                  38,202
1/31/22               34,280                  39,516
7/31/22               32,421                  36,428
1/31/23               34,088                  36,267


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Core
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FNX."

The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the
"Index Provider"). According to the Index Provider, the Index employs the
AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Index(TM)
that may generate positive alpha relative to traditional passive indices. The
Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/23     1/31/23    1/31/23    1/31/23     to 1/31/23    1/31/23    1/31/23     to 1/31/23
FUND PERFORMANCE
NAV                                    5.38%       1.40%      8.56%      10.44%       8.69%       50.79%     169.93%      270.98%
Market Price                           5.40%       1.43%      8.57%      10.44%       8.69%       50.88%     169.82%      271.03%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid Cap Core
   Index(1)                            5.71%       2.03%      9.25%       N/A          N/A        55.61%       N/A          N/A
Nasdaq US 600 Mid Cap Index(TM) (1)    4.53%      -2.80%      7.16%       N/A          N/A        41.27%       N/A          N/A
S&P MidCap 400(R) Index                6.47%       2.34%      7.99%      10.98%       8.83%       46.88%     183.54%      278.55%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                        20.0%
Industrials                                   18.9
Financials                                    15.7
Information Technology                         9.4
Health Care                                    7.7
Materials                                      7.0
Energy                                         6.6
Real Estate                                    4.9
Utilities                                      3.7
Consumer Staples                               3.4
Communication Services                         2.7
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Ally Financial, Inc.                           0.4%
Royal Caribbean Cruises Ltd.                   0.4
United Airlines Holdings, Inc.                 0.4
OneMain Holdings, Inc.                         0.4
Lithia Motors, Inc.                            0.4
Kohl's Corp.                                   0.4
PVH Corp.                                      0.4
Thor Industries, Inc.                          0.4
PulteGroup, Inc.                               0.4
Builders FirstSource, Inc.                     0.4
                                            -------
  Total                                        4.0%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX) (CONTINUED)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                JULY 31, 2012 - JANUARY 31, 2023

             First Trust Mid Cap        S&P MidCap
            Core AlphaDEX(R) Fund      400 (R) Index
7/12               $10,000                $10,000
1/13                11,676                 11,719
7/13                13,271                 13,300
1/14                14,493                 14,281
7/14                15,061                 15,014
1/15                15,320                 15,835
7/15                15,896                 16,709
1/16                13,680                 14,774
7/16                16,017                 17,633
1/17                17,519                 19,231
7/17                18,357                 20,223
1/18                20,898                 22,618
7/18                21,538                 23,163
1/19                20,249                 21,603
7/19                21,801                 23,349
1/20                22,177                 24,040
7/20                20,519                 22,520
1/21                27,086                 28,472
7/21                31,726                 33,095
1/22                31,081                 32,465
7/22                29,907                 31,207
1/23                31,516                 33,266


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Core
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FYX."

The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the
"Index Provider"). According to the Index Provider, the Index employs the
AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Index(TM)
that may generate positive alpha relative to traditional passive indices. The
Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/23     1/31/23    1/31/23    1/31/23     to 1/31/23    1/31/23    1/31/23     to 1/31/23
FUND PERFORMANCE
NAV                                    3.47%      -2.61%      7.96%      10.12%       7.75%       46.63%     162.11%      223.50%
Market Price                           3.51%      -2.55%      7.97%      10.09%       7.75%       46.73%     161.52%      223.52%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small Cap Core
   Index(1)                            3.81%      -2.01%      8.68%       N/A          N/A        51.58%       N/A          N/A
Nasdaq US 700 Small Cap Index(TM) (1)  4.52%      -3.83%      7.21%       N/A          N/A        41.67%       N/A          N/A
S&P SmallCap 600(R) Index              3.02%      -0.94%      7.28%      11.20%       8.53%       42.10%     189.15%      262.36%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    18.6%
Industrials                                   17.0
Consumer Discretionary                        15.2
Information Technology                        11.3
Energy                                         7.3
Real Estate                                    7.3
Health Care                                    7.2
Consumer Staples                               5.9
Materials                                      5.0
Communication Services                         3.8
Utilities                                      1.4
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Transocean Ltd.                                0.4%
Wolverine World Wide, Inc.                     0.4
Axcelis Technologies, Inc.                     0.4
Anywhere Real Estate, Inc.                     0.4
M/I Homes, Inc.                                0.4
Hims & Hers Health, Inc.                       0.4
Green Brick Partners, Inc.                     0.4
Telephone and Data Systems, Inc.               0.4
Jackson Financial, Inc., Class A               0.4
WideOpenWest, Inc.                             0.4
                                            -------
  Total                                        4.0%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX) (CONTINUED)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                JULY 31, 2012 - JANUARY 31, 2023

            First Trust Small Cap      S&P SmallCap
            Core AlphaDEX(R) Fund      600(R) Index
7/31/12            $10,000               $10,000
1/31/13             11,635                11,484
7/31/13             13,658                13,478
1/31/14             14,989                14,750
7/31/14             14,977                14,965
1/31/15             15,329                15,658
7/31/15             15,795                16,757
1/31/16             13,512                14,924
7/31/16             16,142                17,755
1/31/17             17,904                20,049
7/31/17             18,730                20,891
1/31/18             20,799                23,369
7/31/18             22,420                25,715
1/31/19             20,429                23,076
7/31/19             20,955                23,979
1/31/20             21,026                24,588
7/31/20             19,166                21,899
1/31/21             27,843                30,288
7/31/21             31,522                34,373
1/31/22             31,315                33,519
7/31/22             29,472                32,232
1/31/23             30,496                33,206


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Value
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FTA."

The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the
"Index Provider"). According to the Index Provider, the Index employs the
AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Value
Index(TM) that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/23     1/31/23    1/31/23    1/31/23     to 1/31/23    1/31/23    1/31/23     to 1/31/23
FUND PERFORMANCE
NAV                                     9.83%      5.13%      7.08%      10.27%       7.63%       40.78%     165.73%      217.78%
Market Price                            9.83%      5.16%      7.05%      10.26%       7.62%       40.60%     165.57%      217.76%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Large Cap
   Value Index(1)                      10.16%      5.74%      7.75%       N/A          N/A        45.21%       N/A          N/A
Nasdaq US 500 Large Cap Value
   Index(TM) (1)                        3.91%     -1.62%      8.02%       N/A          N/A        47.09%       N/A          N/A
S&P 500(R) Index                       -0.44%     -8.22%      9.54%      12.68%       8.70%       57.71%     229.97%      271.74%
S&P 500(R) Value Index                  8.09%      3.08%      8.17%      10.91%       6.82%       48.07%     181.70%      182.29%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    21.9%
Industrials                                   11.7
Materials                                     11.2
Information Technology                        11.1
Utilities                                     10.6
Consumer Discretionary                         8.7
Communication Services                         7.5
Health Care                                    6.2
Consumer Staples                               6.0
Real Estate                                    3.4
Energy                                         1.7
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Western Digital Corp.                          1.2%
Paramount Global, Class B                      1.1
Capital One Financial Corp.                    1.1
Meta Platforms, Inc., Class A                  1.0
Steel Dynamics, Inc.                           1.0
International Paper Co.                        1.0
Micron Technology, Inc.                        1.0
Carlyle Group (The), Inc.                      1.0
Celanese Corp.                                 1.0
Skyworks Solutions, Inc.                       1.0
                                            -------
  Total                                       10.4%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        JULY 31, 2012 - JANUARY 31, 2023

            First Trust Large Cap       S&P 500 (R)      S&P 500 (R)
            Value AlphaDEX(R) Fund         Index         Value Index
7/31/12            $10,000                $10,000          $10,000
1/31/13             11,704                 10,991           11,408
7/31/13             13,314                 12,500           13,030
1/31/14             14,060                 13,356           13,572
7/31/14             15,639                 14,617           14,891
1/31/15             15,772                 15,256           15,180
7/31/15             15,594                 16,255           15,874
1/31/16             13,733                 15,155           14,636
7/31/16             16,052                 17,169           16,792
1/31/17             18,376                 18,192           18,184
7/31/17             19,798                 19,922           19,200
1/31/18             22,091                 22,996           21,704
7/31/18             21,406                 23,157           21,203
1/31/19             20,314                 22,462           20,601
7/31/19             21,267                 25,005           22,533
1/31/20             22,065                 27,333           24,372
7/31/20             19,174                 27,995           21,920
1/31/21             23,266                 32,045           24,971
7/31/21             27,696                 38,195           29,740
1/31/22             29,582                 39,509           31,177
7/31/22             28,318                 36,428           29,733
1/31/23             31,101                 36,267           32,136


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Growth
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FTC."

The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the
"Index Provider"). According to the Index Provider, the Index employs the
AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Growth
Index(TM) that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/23     1/31/23    1/31/23    1/31/23     to 1/31/23    1/31/23    1/31/23     to 1/31/23
FUND PERFORMANCE
NAV                                    -0.90%      -8.95%     8.26%      12.27%        8.27%      48.74%     218.05%      248.90%
Market Price                           -0.91%      -8.89%     8.26%      12.27%        8.27%      48.73%     218.11%      248.96%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Large Cap
   Growth Index(1)                     -0.62%      -8.45%     8.91%       N/A          N/A        53.22%       N/A          N/A
Nasdaq US 500 Large Cap Growth
   Index(TM) (1)                       -3.24%     -13.53%    10.79%       N/A          N/A        66.94%       N/A          N/A
S&P 500(R) Index                       -0.44%      -8.22%     9.54%      12.68%        8.70%      57.71%     229.97%      271.74%
S&P 500(R) Growth Index                -8.70%     -18.62%     9.94%      13.77%       10.16%      60.65%     263.35%      358.29%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Energy                                        19.6%
Information Technology                        17.4
Industrials                                   15.3
Health Care                                   14.3
Consumer Discretionary                        12.9
Materials                                      6.2
Financials                                     4.7
Consumer Staples                               4.7
Real Estate                                    3.4
Utilities                                      1.1
Communication Services                         0.4
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Nucor Corp.                                    1.1%
Booking Holdings, Inc.                         1.0
Freeport-McMoRan, Inc.                         1.0
Valero Energy Corp.                            1.0
Ulta Beauty, Inc.                              0.9
Darden Restaurants, Inc.                       0.9
Diamondback Energy, Inc.                       0.9
FMC Corp.                                      0.9
Schlumberger Ltd.                              0.9
W.W. Grainger, Inc.                            0.9
                                            -------
  Total                                        9.5%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC) (CONTINUED)


                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        JULY 31, 2012 - JANUARY 31, 2023

             First Trust Large Cap       S&P 500(R)       S&P 500(R)
            Growth AlphaDEX(R) Fund        Index         Growth Index
7/31/12             $10,000               $10,000          $10,000
1/31/13              11,198                10,991           10,639
7/31/13              12,843                12,500           12,050
1/31/14              14,104                13,356           13,187
7/31/14              15,268                14,617           14,398
1/31/15              16,393                15,256           15,351
7/31/15              17,913                16,255           16,628
1/31/16              16,412                15,155           15,644
7/31/16              18,624                17,169           17,507
1/31/17              18,413                18,192           18,137
7/31/17              20,317                19,922           20,479
1/31/18              23,944                22,996           24,065
7/31/18              24,418                23,157           24,904
1/31/19              22,907                22,464           24,131
7/31/19              26,164                25,008           27,285
1/31/20              27,332                27,337           30,097
7/31/20              30,378                27,999           33,981
1/31/21              35,723                32,053           39,076
7/31/21              41,711                38,202           46,594
1/31/22              39,116                39,513           47,506
7/31/22              35,938                36,428           42,340
1/31/23              35,615                36,267           38,657


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Value
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FAB."

The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the
"Index Provider"). According to the Index Provider, the Index employs the
AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select value stocks from the Nasdaq US 500 Large Cap
Index(TM), Nasdaq US 600 Mid Cap Index(TM), and Nasdaq US 700 Small Cap
Index(TM) (together, the "Nasdaq US Multi Cap Value Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/23     1/31/23    1/31/23    1/31/23     to 1/31/23    1/31/23    1/31/23     to 1/31/23
FUND PERFORMANCE
NAV                                    8.95%       5.00%      7.50%       9.83%       7.73%       43.54%     155.37%      222.74%
Market Price                           8.90%       5.03%      7.49%       9.81%       7.73%       43.50%     154.98%      222.68%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Multi Cap
   Value Index(1)                      9.30%       5.64%      8.26%       N/A          N/A        48.74%       N/A          N/A
Nasdaq US Multi Cap Value Index(1)     4.31%      -1.07%      7.98%       N/A          N/A        46.82%       N/A          N/A
S&P Composite 1500(R) Index            0.04%      -7.46%      9.38%      12.52%       8.73%       56.56%     225.33%      273.07%
S&P Composite 1500(R) Value Index      8.20%       3.40%      8.20%      10.94%       6.99%       48.32%     182.35%      189.50%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    22.8%
Consumer Discretionary                        14.8
Industrials                                   14.4
Materials                                      9.3
Information Technology                         9.0
Utilities                                      6.5
Real Estate                                    5.7
Communication Services                         5.5
Health Care                                    5.1
Consumer Staples                               4.8
Energy                                         2.1
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Western Digital Corp.                          0.6%
Paramount Global, Class B                      0.6
Capital One Financial Corp.                    0.5
Meta Platforms, Inc., Class A                  0.5
Steel Dynamics, Inc.                           0.5
International Paper Co.                        0.5
Micron Technology, Inc.                        0.5
Carlyle Group (The), Inc.                      0.5
Celanese Corp.                                 0.5
Skyworks Solutions, Inc.                       0.5
                                            -------
  Total                                        5.2%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB) (CONTINUED)


                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              JULY 31, 2012 - JANUARY 31, 2023

            First Trust Multi Cap       S&P Composite      S&P Composite 1500(R)
            Value AlphaDEX(R) Fund      1500(R) Index           Value Index
7/31/12            $10,000                 $10,000                $10,000
1/31/13             11,790                  11,066                 11,451
7/31/13             13,593                  12,598                 13,099
1/31/14             14,562                  13,478                 13,697
7/31/14             15,683                  14,664                 14,962
1/31/15             15,682                  15,320                 15,271
7/31/15             15,567                  16,314                 15,937
1/31/16             13,441                  15,126                 14,638
7/31/16             15,875                  17,227                 16,897
1/31/17             18,153                  18,332                 18,370
7/31/17             18,964                  19,985                 19,339
1/31/18             20,976                  22,997                 21,797
7/31/18             20,916                  23,245                 21,444
1/31/19             19,648                  22,437                 20,728
7/31/19             20,159                  24,883                 22,578
1/31/20             20,596                  27,054                 24,287
7/31/20             17,691                  27,473                 21,721
1/31/21             22,693                  31,782                 25,093
7/31/21             27,307                  37,780                 29,910
1/31/22             28,674                  38,905                 31,267
7/31/22             27,636                  35,988                 29,879
1/31/23             30,110                  36,002                 32,329


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Growth
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FAD."

The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the
"Index Provider"). According to the Index Provider, the Index employs the
AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select growth stocks from the Nasdaq US 500 Large Cap
Index(TM), Nasdaq US 600 Mid Cap Index(TM) and Nasdaq US 700 Small Cap Index(TM)
(together the "Nasdaq US Multi Cap Growth Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/23     1/31/23    1/31/23    1/31/23     to 1/31/23    1/31/23    1/31/23     to 1/31/23
FUND PERFORMANCE
NAV                                    -0.33%      -8.10%     8.17%      11.62%        8.40%      48.08%     200.27%      255.92%
Market Price                           -0.34%      -7.98%     8.17%      11.62%        8.40%      48.06%     200.34%      255.99%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Multi Cap
   Growth Index(1)                     -0.03%      -7.53%     8.89%       N/A          N/A        53.08%       N/A          N/A
Nasdaq US Multi Cap Growth
   Index(1)                            -2.75%     -13.07%    10.29%       N/A          N/A        63.19%       N/A          N/A
S&P Composite 1500(R) Index             0.04%      -7.46%     9.38%      12.52%        8.73%      56.56%     225.33%      273.07%
S&P Composite 1500(R) Growth
   Index                               -7.89%     -17.53%     9.68%      13.49%       10.08%      58.71%     254.38%      353.45%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                        16.5%
Industrials                                   16.3
Energy                                        15.8
Consumer Discretionary                        14.4
Health Care                                   13.7
Materials                                      5.6
Financials                                     5.5
Consumer Staples                               4.6
Real Estate                                    3.6
Utilities                                      2.2
Communication Services                         1.8
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Nucor Corp.                                    0.5%
Booking Holdings, Inc.                         0.5
Freeport-McMoRan, Inc.                         0.5
Valero Energy Corp.                            0.5
Ulta Beauty, Inc.                              0.5
Darden Restaurants, Inc.                       0.5
Diamondback Energy, Inc.                       0.5
FMC Corp.                                      0.4
Schlumberger Ltd.                              0.4
W.W. Grainger, Inc.                            0.4
                                            -------
  Total                                        4.7%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD) (CONTINUED)


                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              JULY 31, 2012 - JANUARY 31, 2023

             First Trust Multi Cap       S&P Composite      S&P Composite 1500(R)
            Growth AlphaDEX(R) Fund      1500(R) Index          Growth Index
7/31/12             $10,000                 $10,000                $10,000
1/31/13              11,259                  11,066                 10,737
7/31/13              12,800                  12,598                 12,165
1/31/14              14,114                  13,478                 13,300
7/31/14              14,674                  14,664                 14,417
1/31/15              15,616                  15,320                 15,383
7/31/15              17,004                  16,314                 16,677
1/31/16              15,231                  15,126                 15,585
7/31/16              17,456                  17,227                 17,522
1/31/17              17,788                  18,332                 18,228
7/31/17              19,524                  19,985                 20,466
1/31/18              22,829                  22,997                 23,974
7/31/18              23,977                  23,247                 24,837
1/31/19              22,304                  22,438                 23,946
7/31/19              25,094                  24,884                 26,987
1/31/20              25,886                  27,052                 29,609
7/31/20              27,663                  27,472                 33,102
1/31/21              35,510                  31,782                 38,376
7/31/21              39,862                  37,780                 45,510
1/31/22              36,788                  38,907                 46,137
7/31/22              33,921                  35,988                 41,309
1/31/23              33,809                  36,002                 38,049


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Value
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FNK."

The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the
"Index Provider"). According to the Index Provider, the Index employs the
AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Value
Index(TM) that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended      (4/19/11)      Ended      Ended      (4/19/11)
                                      1/31/23     1/31/23    1/31/23    1/31/23     to 1/31/23    1/31/23    1/31/23     to 1/31/23
FUND PERFORMANCE
NAV                                     9.88%      7.32%      7.57%       9.23%        9.28%      44.06%     141.81%      184.52%
Market Price                            9.92%      7.41%      7.59%       9.25%        9.28%      44.18%     142.22%      184.74%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid Cap Value
   Index(1)                            10.28%      8.07%      8.37%       N/A          N/A        49.49%       N/A          N/A
Nasdaq US 600 Mid Cap Value
   Index(TM) (1)                        7.25%      2.95%      6.48%       N/A          N/A        36.91%       N/A          N/A
S&P MidCap 400(R) Value Index          10.41%      7.95%      9.03%      11.24%       10.88%      54.08%     190.10%      237.71%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                        22.5%
Financials                                    21.8
Industrials                                   16.5
Information Technology                         8.7
Materials                                      8.0
Real Estate                                    6.1
Health Care                                    4.6
Utilities                                      3.8
Communication Services                         2.8
Energy                                         2.7
Consumer Staples                               2.5
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
OneMain Holdings, Inc.                         0.9%
Lithia Motors, Inc.                            0.8
Kohl's Corp.                                   0.8
Thor Industries, Inc.                          0.8
PulteGroup, Inc.                               0.8
Asbury Automotive Group, Inc.                  0.8
Amkor Technology, Inc.                         0.8
Olin Corp.                                     0.8
LCI Industries                                 0.8
XPO, Inc.                                      0.8
                                            -------
  Total                                        8.1%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK) (CONTINUED)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JULY 31, 2012 - JANUARY 31, 2023

             First Trust Mid Cap        S&P MidCap 400(R)
            Value AlphaDEX(R) Fund         Value Index
7/31/12            $10,000                   $10,000
1/31/13             11,842                    11,795
7/31/13             13,637                    13,536
1/31/14             14,753                    14,496
7/31/14             15,588                    15,515
1/31/15             15,304                    16,027
7/31/15             15,451                    16,419
1/31/16             13,177                    14,567
7/31/16             15,641                    17,701
1/31/17             17,819                    19,784
7/31/17             18,101                    20,340
1/31/18             19,878                    22,207
7/31/18             20,055                    22,882
1/31/19             18,918                    21,579
7/31/19             19,202                    22,830
1/31/20             19,165                    23,351
7/31/20             15,709                    19,772
1/31/21             20,789                    25,556
7/31/21             25,725                    31,009
1/31/22             26,682                    31,701
7/31/22             26,061                    30,992
1/31/23             28,635                    34,217


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Growth
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FNY."

The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the
"Index Provider"). According to the Index Provider, the Index employs the
AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Growth
Index(TM) that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended      (4/19/11)      Ended      Ended      (4/19/11)
                                      1/31/23     1/31/23    1/31/23    1/31/23     to 1/31/23    1/31/23    1/31/23     to 1/31/23
FUND PERFORMANCE
NAV                                    0.01%      -6.61%      8.26%      10.97%       10.16%      48.70%     183.20%      212.92%
Market Price                           0.01%      -6.55%      8.26%      10.97%       10.16%      48.68%     183.28%      212.87%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid Cap
   Growth Index(1)                     0.34%      -5.92%      9.06%       N/A          N/A        54.27%       N/A          N/A
Nasdaq US 600 Mid Cap Growth
   Index(TM) (1)                       1.78%      -8.57%      6.69%       N/A          N/A        38.22%       N/A          N/A
S&P MidCap 400(R) Growth Index         2.61%      -3.13%      6.58%      10.40%       10.04%      37.51%     168.88%      208.81%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                   19.1%
Consumer Discretionary                        18.3
Health Care                                   12.7
Information Technology                        12.1
Energy                                        11.4
Materials                                      6.8
Financials                                     5.9
Real Estate                                    4.0
Utilities                                      3.6
Consumer Staples                               3.5
Communication Services                         2.6
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Royal Caribbean Cruises Ltd.                   0.9%
United Airlines Holdings, Inc.                 0.9
Wynn Resorts Ltd.                              0.9
Hilton Grand Vacations, Inc.                   0.8
Builders FirstSource, Inc.                     0.8
Avis Budget Group, Inc.                        0.8
Visteon Corp.                                  0.8
Tempur Sealy International, Inc.               0.8
Herc Holdings, Inc.                            0.8
SeaWorld Entertainment, Inc.                   0.8
                                            -------
  Total                                        8.3%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY) (CONTINUED)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   JULY 31, 2012 - JANUARY 31, 2023

              First Trust Mid Cap        S&P MidCap 400(R)
            Growth AlphaDEX(R) Fund        Growth Index
7/31/12             $10,000                   $10,000
1/31/13              11,424                    11,646
7/31/13              12,706                    13,075
1/31/14              14,073                    14,078
7/31/14              14,292                    14,547
1/31/15              15,141                    15,630
7/31/15              16,282                    16,946
1/31/16              14,209                    14,931
7/31/16              16,286                    17,509
1/31/17              16,884                    18,552
7/31/17              18,393                    19,910
1/31/18              21,759                    22,773
7/31/18              23,004                    23,167
1/31/19              21,500                    21,389
7/31/19              24,480                    23,588
1/31/20              25,402                    24,413
7/31/20              26,996                    24,855
1/31/21              35,826                    30,900
7/31/21              38,880                    34,390
1/31/22              34,643                    32,327
7/31/22              32,348                    30,518
1/31/23              32,353                    31,314


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 21


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Value
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FYT."

The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the
"Index Provider"). According to the Index Provider, the Index employs the
AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Value
Index(TM) which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended      (4/19/11)      Ended      Ended      (4/19/11)
                                      1/31/23     1/31/23    1/31/23    1/31/23     to 1/31/23    1/31/23    1/31/23     to 1/31/23
FUND PERFORMANCE
NAV                                    5.39%       0.86%      7.84%       9.27%        9.45%      45.85%     142.76%      189.96%
Market Price                           5.49%       0.86%      7.86%       9.28%        9.45%      45.96%     142.81%      190.02%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small Cap
   Value Index(1)                      5.79%       1.59%      8.66%       N/A          N/A        51.50%       N/A          N/A
Nasdaq US 700 Small Cap Value
   Index(TM) (1)                       5.59%       0.74%      7.80%       N/A          N/A        45.59%       N/A          N/A
S&P SmallCap 600(R) Value Index        6.82%       4.09%      7.48%      10.99%       10.91%      43.40%     183.72%      238.90%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    26.6%
Consumer Discretionary                        17.8
Industrials                                   17.5
Real Estate                                   10.5
Materials                                      6.5
Consumer Staples                               5.6
Communication Services                         4.9
Information Technology                         4.4
Health Care                                    3.1
Energy                                         2.1
Utilities                                      1.0
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Wolverine World Wide, Inc.                     0.8%
Anywhere Real Estate, Inc.                     0.8
M/I Homes, Inc.                                0.7
Green Brick Partners, Inc.                     0.7
Telephone and Data Systems, Inc.               0.7
Jackson Financial, Inc., Class A               0.7
WideOpenWest, Inc.                             0.7
SkyWest, Inc.                                  0.7
La-Z-Boy, Inc.                                 0.7
Advantage Solutions, Inc.                      0.7
                                            -------
  Total                                        7.2%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT) (CONTINUED)


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   JULY 31, 2012 - JANUARY 31, 2023

            First Trust Small Cap       S&P SmallCap 600(R)
            Value AlphaDEX(R) Fund          Value Index
7/31/12            $10,000                    $10,000
1/31/13             11,939                     11,675
7/31/13             14,234                     13,737
1/31/14             15,569                     14,933
7/31/14             15,922                     15,368
1/31/15             15,987                     15,789
7/31/15             15,621                     16,324
1/31/16             13,083                     14,635
7/31/16             15,745                     17,784
1/31/17             18,050                     20,195
7/31/17             18,171                     20,737
1/31/18             19,872                     23,101
7/31/18             20,872                     25,034
1/31/19             19,002                     22,341
7/31/19             18,850                     22,912
1/31/20             19,175                     23,182
7/31/20             16,994                     19,175
1/31/21             23,686                     26,998
7/31/21             28,077                     31,728
1/31/22             28,734                     31,826
7/31/22             27,502                     31,010
1/31/23             28,984                     33,124


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 23


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Growth
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FYC."

The Index is owned, developed, maintained and sponsored by Nasdaq, Inc. (the
"Index Provider"). According to the Index Provider, the Index employs the
AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Growth
Index(TM) which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended      (4/19/11)      Ended      Ended      (4/19/11)
                                      1/31/23     1/31/23    1/31/23    1/31/23     to 1/31/23    1/31/23    1/31/23     to 1/31/23
FUND PERFORMANCE
NAV                                     0.30%     -8.55%      6.96%      10.51%       10.02%      39.98%     171.74%      208.11%
Market Price                            0.38%     -8.44%      6.97%      10.51%       10.02%      40.04%     171.62%      208.11%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small Cap
   Growth Index(1)                      0.71%     -7.84%      7.79%       N/A          N/A        45.53%       N/A          N/A
Nasdaq US 700 Small Cap Growth
   Index(TM) (1)                        3.60%     -8.29%      6.29%       N/A          N/A        35.67%       N/A          N/A
S&P SmallCap 600(R) Growth Index       -0.71%     -5.85%      6.85%      11.25%       10.95%      39.25%     190.48%      240.19%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                        20.9%
Industrials                                   14.6
Health Care                                   13.5
Energy                                        13.2
Consumer Discretionary                        12.2
Financials                                     6.7
Consumer Staples                               6.3
Communication Services                         3.8
Real Estate                                    3.8
Utilities                                      2.6
Materials                                      2.4
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Transocean Ltd.                                0.9%
Axcelis Technologies, Inc.                     0.8
Hims & Hers Health, Inc.                       0.8
Kosmos Energy Ltd.                             0.7
Brinker International, Inc.                    0.7
Dave & Buster's Entertainment, Inc.            0.7
ATI, Inc.                                      0.7
GMS, Inc.                                      0.7
Encore Wire Corp.                              0.7
Adeia, Inc.                                    0.7
                                            -------
  Total                                        7.4%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC) (CONTINUED)


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    JULY 31, 2012 - JANUARY 31, 2023

             First Trust Small Cap       S&P SmallCap 600(R)
            Growth AlphaDEX(R) Fund         Growth Index
7/31/12             $10,000                    $10,000
1/31/13              11,163                     11,301
7/31/13              12,813                     13,231
1/31/14              14,190                     14,579
7/31/14              13,776                     14,566
1/31/15              14,411                     15,510
7/31/15              15,867                     17,157
1/31/16              13,967                     15,188
7/31/16              16,427                     17,720
1/31/17              17,534                     19,878
7/31/17              19,238                     20,997
1/31/18              21,668                     23,577
7/31/18              24,212                     26,357
1/31/19              21,876                     23,824
7/31/19              23,265                     25,089
1/31/20              22,997                     26,028
7/31/20              22,151                     24,692
1/31/21              33,284                     33,626
7/31/21              35,494                     36,817
1/31/22              33,162                     34,870
7/31/22              30,245                     33,064
1/31/23              30,335                     32,827


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 25


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2023 (UNAUDITED)

As a shareholder of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid
Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First
Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R)
Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth
AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid
Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, or
First Trust Small Cap Growth AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2)
ongoing costs, including management fees, distribution and/or service (12b-1)
fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2022     JANUARY 31, 2023      PERIOD (a)        PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
Actual                                              $1,000.00           $1,051.40             0.59%             $3.05
Hypothetical (5% return before expenses)            $1,000.00           $1,022.23             0.59%             $3.01

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
Actual                                              $1,000.00           $1,053.80             0.60%             $3.11
Hypothetical (5% return before expenses)            $1,000.00           $1,022.18             0.60%             $3.06

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
Actual                                              $1,000.00           $1,034.70             0.61%             $3.13
Hypothetical (5% return before expenses)            $1,000.00           $1,022.13             0.61%             $3.11

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
Actual                                              $1,000.00           $1,098.30             0.60%             $3.17
Hypothetical (5% return before expenses)            $1,000.00           $1,022.18             0.60%             $3.06

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
Actual                                              $1,000.00           $ 9 91.00             0.60%             $3.01
Hypothetical (5% return before expenses)            $1,000.00           $1,022.18             0.60%             $3.06


                                                                         Page 27


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2022     JANUARY 31, 2023      PERIOD (a)        PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
Actual                                              $1,000.00           $1,089.50             0.64%             $3.37
Hypothetical (5% return before expenses)            $1,000.00           $1,021.98             0.64%             $3.26

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
Actual                                              $1,000.00           $  996.70             0.64%             $3.22
Hypothetical (5% return before expenses)            $1,000.00           $1,021.98             0.64%             $3.26

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
Actual                                              $1,000.00           $1,098.80             0.70%             $3.70
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
Actual                                              $1,000.00           $1,000.10             0.70%             $3.53
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)
Actual                                              $1,000.00           $1,053.90             0.70%             $3.62
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
Actual                                              $1,000.00           $1,003.00             0.70%             $3.53
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57


(a)   These expense ratios reflect expense caps for certain Funds. See Note 3 in
      Notes to Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1,
      2022 through January 31, 2023), multiplied by 184/365 (to reflect the six-month period).


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 1.9%
        8,069  General Dynamics Corp.           $     1,880,561
       19,545  HEICO Corp.                            3,341,218
        9,615  L3Harris Technologies, Inc.            2,065,494
        4,115  Lockheed Martin Corp.                  1,906,315
        7,339  Northrop Grumman Corp.                 3,288,166
       19,837  Raytheon Technologies Corp.            1,980,725
       56,552  Textron, Inc.                          4,119,813
        6,359  TransDigm Group, Inc.                  4,564,172
                                                ---------------
                                                     23,146,464
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 1.2%
       21,865  C.H. Robinson Worldwide, Inc.          2,190,217
       48,160  Expeditors International of
                  Washington, Inc.                    5,208,504
       28,896  FedEx Corp.                            5,601,779
        5,757  United Parcel Service, Inc.,
                  Class B                             1,066,369
                                                ---------------
                                                     14,066,869
                                                ---------------
               AIRLINES -- 0.4%
       30,462  Delta Air Lines, Inc. (a)              1,191,064
       89,186  Southwest Airlines Co.                 3,190,183
                                                ---------------
                                                      4,381,247
                                                ---------------
               AUTOMOBILES -- 1.0%
      430,336  Ford Motor Co.                         5,813,840
      148,776  General Motors Co.                     5,849,872
                                                ---------------
                                                     11,663,712
                                                ---------------
               BANKS -- 5.2%
      120,889  Bank of America Corp.                  4,289,142
       88,523  Citigroup, Inc.                        4,622,671
      101,697  Citizens Financial Group, Inc.         4,405,514
      122,031  Fifth Third Bancorp                    4,428,505
       24,636  First Republic Bank                    3,470,720
      283,960  Huntington Bancshares, Inc.            4,307,673
       22,393  JPMorgan Chase & Co.                   3,134,124
      229,842  KeyCorp                                4,410,668
       20,701  M&T Bank Corp.                         3,229,356
       25,351  PNC Financial Services Group
                  (The), Inc.                         4,193,816
      185,706  Regions Financial Corp.                4,371,519
       17,397  SVB Financial Group (a)                5,261,549
       93,048  Truist Financial Corp.                 4,595,641
       68,857  U.S. Bancorp                           3,429,078
       96,969  Wells Fargo & Co.                      4,544,937
                                                ---------------
                                                     62,694,913
                                                ---------------
               BEVERAGES -- 0.9%
       31,472  Coca-Cola (The) Co.                    1,929,863
        4,319  Constellation Brands, Inc.,
                  Class A                               999,935
       56,139  Keurig Dr Pepper, Inc.                 1,980,584
       29,577  Monster Beverage Corp. (a)             3,078,374
       16,622  PepsiCo, Inc.                          2,842,694
                                                ---------------
                                                     10,831,450
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BIOTECHNOLOGY -- 2.5%
       12,387  AbbVie, Inc.                     $     1,830,180
       21,060  Alnylam Pharmaceuticals,
                  Inc. (a)                            4,767,984
       11,433  Amgen, Inc.                            2,885,689
       14,459  Biogen, Inc. (a)                       4,206,123
       46,638  Gilead Sciences, Inc.                  3,914,794
       37,387  Incyte Corp. (a)                       3,183,129
       27,863  Moderna, Inc. (a)                      4,905,560
        2,775  Regeneron Pharmaceuticals,
                  Inc. (a)                            2,104,754
        6,932  Vertex Pharmaceuticals, Inc. (a)       2,239,729
                                                ---------------
                                                     30,037,942
                                                ---------------
               BUILDING PRODUCTS -- 0.9%
        8,495  Carlisle Cos., Inc.                    2,131,056
       97,063  Carrier Global Corp.                   4,419,278
       31,281  Johnson Controls International
                  PLC                                 2,176,219
       21,448  Masco Corp.                            1,141,033
        5,955  Trane Technologies PLC                 1,066,660
                                                ---------------
                                                     10,934,246
                                                ---------------
               CAPITAL MARKETS -- 4.1%
       87,958  Bank of New York Mellon (The)
                  Corp.                               4,448,036
        2,825  BlackRock, Inc.                        2,144,768
      167,722  Carlyle Group (The), Inc.              6,032,960
        2,496  FactSet Research Systems, Inc.         1,055,658
      189,720  Franklin Resources, Inc.               5,919,264
       11,660  Goldman Sachs Group (The),
                  Inc.                                4,265,345
        9,756  Intercontinental Exchange, Inc.        1,049,258
       18,521  LPL Financial Holdings, Inc.           4,391,700
       47,092  Morgan Stanley                         4,583,464
        2,152  MSCI, Inc.                             1,143,917
       16,316  Nasdaq, Inc.                             982,060
       11,312  Northern Trust Corp.                   1,096,925
       18,736  Raymond James Financial, Inc.          2,112,859
       51,616  State Street Corp.                     4,714,089
       45,890  T. Rowe Price Group, Inc.              5,344,808
                                                ---------------
                                                     49,285,111
                                                ---------------
               CHEMICALS -- 5.2%
       16,235  Air Products and Chemicals,
                  Inc.                                5,203,480
       18,463  Albemarle Corp.                        5,196,411
       48,952  Celanese Corp.                         6,030,887
       46,994  CF Industries Holdings, Inc.           3,980,392
       51,087  Corteva, Inc.                          3,292,557
       99,322  Dow, Inc.                              5,894,761
       58,340  DuPont de Nemours, Inc.                4,314,243
       61,454  Eastman Chemical Co.                   5,418,399
        6,877  Ecolab, Inc.                           1,064,766
       40,103  FMC Corp.                              5,338,912
       60,277  LyondellBasell Industries N.V.,
                  Class A                             5,828,183
       91,266  Mosaic (The) Co.                       4,521,318
        7,960  PPG Industries, Inc.                   1,037,506

                        See Notes to Financial Statements                Page 29


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS (CONTINUED)
       48,808  Westlake Corp.                   $     5,991,182
                                                ---------------
                                                     63,112,997
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.8%
        8,865  Cintas Corp.                           3,933,755
       32,878  Copart, Inc. (a)                       2,190,004
        7,759  Republic Services, Inc.                  968,478
       27,393  Rollins, Inc.                            997,105
       12,761  Waste Management, Inc.                 1,974,510
                                                ---------------
                                                     10,063,852
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.8%
       24,745  Arista Networks, Inc. (a)              3,118,365
       63,033  Cisco Systems, Inc.                    3,067,816
       11,653  Motorola Solutions, Inc.               2,994,938
                                                ---------------
                                                      9,181,119
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.1%
        7,025  Quanta Services, Inc.                  1,069,135
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.4%
        8,884  Martin Marietta Materials, Inc.        3,195,042
       11,432  Vulcan Materials Co.                   2,095,828
                                                ---------------
                                                      5,290,870
                                                ---------------
               CONSUMER FINANCE -- 1.7%
       13,549  American Express Co.                   2,370,127
       53,838  Capital One Financial Corp.            6,406,722
       51,158  Discover Financial Services            5,971,673
      152,307  Synchrony Financial                    5,594,236
                                                ---------------
                                                     20,342,758
                                                ---------------
               CONTAINERS & PACKAGING -- 1.5%
       16,591  Avery Dennison Corp.                   3,142,999
       58,718  Ball Corp.                             3,419,736
      144,523  International Paper Co.                6,043,952
       39,128  Packaging Corp. of America             5,583,566
                                                ---------------
                                                     18,190,253
                                                ---------------
               DISTRIBUTORS -- 0.9%
       28,845  Genuine Parts Co.                      4,840,768
       74,964  LKQ Corp.                              4,419,877
        3,311  Pool Corp.                             1,276,755
                                                ---------------
                                                     10,537,400
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.2%
       31,383  Apollo Global Management, Inc.         2,221,289
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 0.9%
      271,853  AT&T, Inc.                             5,537,645
      127,026  Verizon Communications, Inc.           5,280,471
                                                ---------------
                                                     10,818,116
                                                ---------------
               ELECTRIC UTILITIES -- 4.0%
       54,390  Alliant Energy Corp.                   2,938,692

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ELECTRIC UTILITIES (CONTINUED)
       42,168  American Electric Power Co.,
                  Inc.                          $     3,962,105
       11,611  Constellation Energy Corp.               991,115
       38,875  Duke Energy Corp.                      3,982,744
       62,933  Edison International                   4,336,084
       35,590  Entergy Corp.                          3,853,685
       63,624  Evergy, Inc.                           3,986,043
       35,818  Eversource Energy                      2,948,896
       92,617  Exelon Corp.                           3,907,511
       71,600  FirstEnergy Corp.                      2,932,020
       23,947  NextEra Energy, Inc.                   1,787,165
      246,239  PG&E Corp. (a)                         3,915,200
      102,768  PPL Corp.                              3,041,933
       42,052  Southern (The) Co.                     2,846,079
       42,830  Xcel Energy, Inc.                      2,945,419
                                                ---------------
                                                     48,374,691
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.6%
       14,329  AMETEK, Inc.                           2,076,559
       12,755  Eaton Corp. PLC                        2,068,988
       31,260  Emerson Electric Co.                   2,820,277
                                                ---------------
                                                      6,965,824
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.7%
       52,586  Amphenol Corp., Class A                4,194,785
        5,606  CDW Corp.                              1,098,944
       62,677  Corning, Inc.                          2,169,251
       11,702  Keysight Technologies, Inc. (a)        2,098,754
       34,877  TE Connectivity Ltd.                   4,434,610
        7,509  Teledyne Technologies, Inc. (a)        3,185,768
       39,595  Trimble, Inc. (a)                      2,298,886
        3,904  Zebra Technologies Corp.,
                  Class A (a)                         1,234,367
                                                ---------------
                                                     20,715,365
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.9%
      127,186  Halliburton Co.                        5,242,607
       93,618  Schlumberger Ltd.                      5,334,354
                                                ---------------
                                                     10,576,961
                                                ---------------
               ENTERTAINMENT -- 0.8%
        8,192  Electronic Arts, Inc.                  1,054,147
       14,353  Live Nation Entertainment,
                  Inc. (a)                            1,155,273
       13,578  Netflix, Inc. (a)                      4,804,711
       23,041  Walt Disney (The) Co. (a)              2,499,718
                                                ---------------
                                                      9,513,849
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 2.9%
       13,743  Alexandria Real Estate Equities,
                  Inc.                                2,209,050
       59,246  Boston Properties, Inc.                4,416,197
        1,528  Equinix, Inc.                          1,127,863
       67,862  Equity Residential                     4,319,416
       38,432  Gaming and Leisure Properties,
                  Inc.                                2,058,418
      119,780  Healthpeak Properties, Inc.            3,291,554

Page 30                 See Notes to Financial Statements


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
      187,095  Host Hotels & Resorts, Inc.      $     3,526,741
       60,239  Iron Mountain, Inc.                    3,287,844
       94,520  Kimco Realty Corp.                     2,122,919
       17,041  Simon Property Group, Inc.             2,189,087
        7,000  Sun Communities, Inc.                  1,098,020
       44,437  Ventas, Inc.                           2,302,281
       30,894  VICI Properties, Inc.                  1,055,957
       15,270  Welltower, Inc.                        1,145,861
       32,289  Weyerhaeuser Co.                       1,111,710
                                                ---------------
                                                     35,262,918
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.0%
       89,813  Kroger (The) Co.                       4,008,354
       26,186  Sysco Corp.                            2,028,368
      133,962  Walgreens Boots Alliance, Inc.         4,937,839
        7,059  Walmart, Inc.                          1,015,578
                                                ---------------
                                                     11,990,139
                                                ---------------
               FOOD PRODUCTS -- 2.7%
       43,122  Archer-Daniels-Midland Co.             3,572,658
       50,163  Bunge Ltd.                             4,971,153
       35,276  Campbell Soup Co.                      1,831,883
       25,865  Conagra Brands, Inc.                     961,919
       35,813  General Mills, Inc.                    2,806,307
        8,645  Hershey (The) Co.                      1,941,667
       43,950  Hormel Foods Corp.                     1,991,374
       18,951  J.M. Smucker (The) Co.                 2,895,713
       42,152  Kellogg Co.                            2,890,784
       49,175  Kraft Heinz (The) Co.                  1,993,063
       15,018  Mondelez International, Inc.,
                  Class A                               982,778
       80,399  Tyson Foods, Inc., Class A             5,286,234
                                                ---------------
                                                     32,125,533
                                                ---------------
               GAS UTILITIES -- 0.4%
       35,726  Atmos Energy Corp.                     4,199,234
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.2%
        9,117  Abbott Laboratories                    1,007,884
        4,747  Align Technology, Inc. (a)             1,280,408
        7,873  Becton, Dickinson and Co.              1,985,728
        3,027  Cooper (The) Cos., Inc.                1,056,211
       35,357  Dexcom, Inc. (a)                       3,786,381
       26,761  Hologic, Inc. (a)                      2,177,543
        2,454  IDEXX Laboratories, Inc. (a)           1,179,147
       13,601  Insulet Corp. (a)                      3,907,839
       11,317  Intuitive Surgical, Inc. (a)           2,780,474
       38,637  Medtronic PLC                          3,233,531
        4,094  Stryker Corp.                          1,039,098
       23,552  Zimmer Biomet Holdings, Inc.           2,999,112
                                                ---------------
                                                     26,433,356
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.6%
       36,615  Centene Corp. (a)                      2,791,528
       12,084  Cigna Corp.                            3,826,640
       21,482  CVS Health Corp.                       1,895,142

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES
                  (CONTINUED)
        5,854  Elevance Health, Inc.            $     2,926,941
        8,343  HCA Healthcare, Inc.                   2,128,049
        3,909  Humana, Inc.                           2,000,235
       21,254  Laboratory Corp. of America
                  Holdings                            5,358,558
       13,342  McKesson Corp.                         5,052,349
        3,032  Molina Healthcare, Inc. (a)              945,469
       25,593  Quest Diagnostics, Inc.                3,800,049
        1,889  UnitedHealth Group, Inc.                 942,970
                                                ---------------
                                                     31,667,930
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.8%
        1,986  Booking Holdings, Inc. (a)             4,834,123
          722  Chipotle Mexican Grill, Inc. (a)       1,188,686
       36,180  Darden Restaurants, Inc.               5,353,555
       11,426  Expedia Group, Inc. (a)                1,305,992
       23,765  Hilton Worldwide Holdings, Inc.        3,448,064
       26,891  Marriott International, Inc.,
                  Class A                             4,683,874
        3,798  McDonald's Corp.                       1,015,585
      119,411  MGM Resorts International              4,944,809
       40,361  Starbucks Corp.                        4,405,000
       15,630  Yum! Brands, Inc.                      2,039,871
                                                ---------------
                                                     33,219,559
                                                ---------------
               HOUSEHOLD DURABLES -- 1.8%
       56,145  D.R. Horton, Inc.                      5,540,950
       43,383  Garmin Ltd.                            4,289,711
       55,301  Lennar Corp., Class A                  5,662,822
        1,086  NVR, Inc. (a)                          5,723,220
                                                ---------------
                                                     21,216,703
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
       12,705  Colgate-Palmolive Co.                    946,904
        7,374  Kimberly-Clark Corp.                     958,694
       13,209  Procter & Gamble (The) Co.             1,880,697
                                                ---------------
                                                      3,786,295
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.5%
       41,734  3M Co.                                 4,802,749
        4,671  Honeywell International, Inc.            973,810
                                                ---------------
                                                      5,776,559
                                                ---------------
               INSURANCE -- 3.3%
       55,656  Aflac, Inc.                            4,090,716
       79,140  American International Group,
                  Inc.                                5,003,231
        6,670  Aon PLC, Class A                       2,125,596
       31,889  Arch Capital Group Ltd. (a)            2,052,057
       10,618  Arthur J. Gallagher & Co.              2,078,155
       17,570  Brown & Brown, Inc.                    1,028,899
       13,612  Chubb Ltd.                             3,096,594
       52,801  Hartford Financial Services
                  Group (The), Inc.                   4,097,886
       51,481  Loews Corp.                            3,165,052
       12,098  Marsh & McLennan Cos., Inc.            2,116,061
       47,710  Principal Financial Group, Inc.        4,415,560
       16,017  Travelers (The) Cos., Inc.             3,061,169

                        See Notes to Financial Statements                Page 31


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
       55,172  W.R. Berkley Corp.               $     3,869,764
                                                ---------------
                                                     40,200,740
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.5%
       41,588  Meta Platforms, Inc.,
                  Class A (a)                         6,195,364
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL  -- 0.2%
       16,713  Etsy, Inc. (a)                         2,299,375
                                                ---------------
               IT SERVICES -- 3.3%
        3,751  Accenture PLC, Class A                 1,046,717
       35,621  Akamai Technologies, Inc. (a)          3,168,488
        4,190  Automatic Data Processing, Inc.          946,144
       87,512  Cognizant Technology Solutions
                  Corp., Class A                      5,841,426
        3,054  EPAM Systems, Inc. (a)                 1,015,913
       29,711  Fiserv, Inc. (a)                       3,169,570
        5,449  FleetCor Technologies, Inc. (a)        1,137,806
       14,889  Gartner, Inc. (a)                      5,034,566
       30,234  Global Payments, Inc.                  3,407,976
        5,701  Jack Henry & Associates, Inc.          1,026,693
        8,636  Mastercard, Inc., Class A              3,200,502
       14,649  Okta, Inc. (a)                         1,078,313
        8,662  Paychex, Inc.                          1,003,579
       57,681  SS&C Technologies Holdings,
                  Inc.                                3,481,048
        9,745  VeriSign, Inc. (a)                     2,124,897
       14,453  Visa, Inc., Class A                    3,327,225
                                                ---------------
                                                     40,010,863
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.1%
       20,066  Agilent Technologies, Inc.             3,051,637
        9,187  Charles River Laboratories
                  International, Inc. (a)             2,234,738
        3,771  Danaher Corp.                            996,977
        4,885  IQVIA Holdings, Inc. (a)               1,120,668
        2,077  Mettler-Toledo International,
                  Inc. (a)                            3,183,875
        1,817  Thermo Fisher Scientific, Inc.         1,036,290
        5,844  Waters Corp. (a)                       1,920,221
                                                ---------------
                                                     13,544,406
                                                ---------------
               MACHINERY -- 3.8%
        8,357  Caterpillar, Inc.                      2,108,388
       12,394  Cummins, Inc.                          3,092,799
       11,673  Deere & Co.                            4,935,811
       22,176  Dover Corp.                            3,366,982
       31,159  Fortive Corp.                          2,119,747
       13,151  IDEX Corp.                             3,152,032
       13,631  Illinois Tool Works, Inc.              3,217,461
       57,472  Ingersoll Rand, Inc.                   3,218,432
        8,421  Nordson Corp.                          2,048,829
       38,346  Otis Worldwide Corp.                   3,153,192
       40,456  PACCAR, Inc.                           4,422,245
        6,879  Parker-Hannifin Corp.                  2,242,554
       66,624  Stanley Black & Decker, Inc.           5,950,189

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MACHINERY (CONTINUED)
       30,085  Westinghouse Air Brake
                  Technologies Corp.            $     3,123,124
                                                ---------------
                                                     46,151,785
                                                ---------------
               MEDIA -- 1.9%
        8,855  Charter Communications, Inc.,
                  Class A (a)                         3,403,065
      114,494  Comcast Corp., Class A                 4,505,339
      164,794  Fox Corp., Class A                     5,593,108
       24,543  Omnicom Group, Inc.                    2,110,453
      296,493  Paramount Global, Class B              6,866,778
                                                ---------------
                                                     22,478,743
                                                ---------------
               METALS & MINING -- 1.9%
      131,705  Freeport-McMoRan, Inc.                 5,876,677
       84,828  Newmont Corp.                          4,489,946
       37,970  Nucor Corp.                            6,417,690
       51,227  Steel Dynamics, Inc.                   6,180,025
                                                ---------------
                                                     22,964,338
                                                ---------------
               MULTILINE RETAIL -- 0.4%
        4,065  Dollar General Corp.                     949,584
       14,154  Dollar Tree, Inc. (a)                  2,125,648
       13,431  Target Corp.                           2,312,012
                                                ---------------
                                                      5,387,244
                                                ---------------
               MULTI-UTILITIES -- 2.2%
       33,771  Ameren Corp.                           2,933,687
      133,506  CenterPoint Energy, Inc.               4,021,201
       63,221  CMS Energy Corp.                       3,994,935
       42,008  Consolidated Edison, Inc.              4,003,782
       25,549  DTE Energy Co.                         2,973,137
       32,673  Public Service Enterprise Group,
                  Inc.                                2,023,439
       19,432  Sempra Energy                          3,115,532
       32,027  WEC Energy Group, Inc.                 3,010,218
                                                ---------------
                                                     26,075,931
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 9.2%
      107,216  APA Corp.                              4,752,885
       33,375  Cheniere Energy, Inc.                  5,099,366
       27,885  Chevron Corp.                          4,852,548
       42,414  ConocoPhillips                         5,168,994
      122,217  Coterra Energy, Inc.                   3,059,091
       81,367  Devon Energy Corp.                     5,145,649
       36,589  Diamondback Energy, Inc.               5,346,385
       38,642  EOG Resources, Inc.                    5,110,404
      118,352  EQT Corp.                              3,866,560
       45,374  Exxon Mobil Corp.                      5,263,838
       35,291  Hess Corp.                             5,299,297
      221,452  Kinder Morgan, Inc.                    4,052,572
      184,883  Marathon Oil Corp.                     5,078,736
       43,001  Marathon Petroleum Corp.               5,526,488
       79,454  Occidental Petroleum Corp.             5,147,825
       76,177  ONEOK, Inc.                            5,216,601
       98,695  Ovintiv, Inc.                          4,858,755
       48,086  Phillips 66                            4,821,583
       17,531  Pioneer Natural Resources Co.          4,038,266
       68,093  Targa Resources Corp.                  5,108,337

Page 32                 See Notes to Financial Statements


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
        2,136  Texas Pacific Land Corp.         $     4,263,136
       39,451  Valero Energy Corp.                    5,524,323
      121,698  Williams (The) Cos., Inc.              3,923,543
                                                ---------------
                                                    110,525,182
                                                ---------------
               PHARMACEUTICALS -- 0.9%
       13,911  Bristol-Myers Squibb Co.               1,010,634
        5,471  Eli Lilly & Co.                        1,882,845
        5,666  Johnson & Johnson                        925,938
       45,108  Merck & Co., Inc.                      4,845,050
       58,605  Pfizer, Inc.                           2,587,997
                                                ---------------
                                                     11,252,464
                                                ---------------
               PROFESSIONAL SERVICES -- 0.9%
        9,576  Booz Allen Hamilton Holding
                  Corp.                                 906,273
       25,905  CoStar Group, Inc. (a)                 2,017,999
        5,149  Equifax, Inc.                          1,144,108
       16,673  Jacobs Solutions, Inc.                 2,059,949
       19,032  Leidos Holdings, Inc.                  1,881,123
       35,276  TransUnion                             2,531,053
                                                ---------------
                                                     10,540,505
                                                ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.4%
       52,025  CBRE Group, Inc., Class A (a)          4,448,658
                                                ---------------
               ROAD & RAIL -- 1.5%
       96,930  CSX Corp.                              2,997,076
       22,963  J.B. Hunt Transport Services,
                  Inc.                                4,341,155
       12,186  Norfolk Southern Corp.                 2,995,441
       10,581  Old Dominion Freight Line, Inc.        3,526,012
      121,426  Uber Technologies, Inc. (a)            3,755,706
        4,834  Union Pacific Corp.                      987,054
                                                ---------------
                                                     18,602,444
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.3%
       24,409  Analog Devices, Inc.                   4,185,411
       20,558  Applied Materials, Inc.                2,292,011
        5,370  Broadcom, Inc.                         3,141,504
       11,333  Enphase Energy, Inc. (a)               2,508,900
      189,361  Intel Corp.                            5,351,342
        7,965  KLA Corp.                              3,126,103
        2,381  Lam Research Corp.                     1,190,738
       42,746  Microchip Technology, Inc.             3,317,945
      100,136  Micron Technology, Inc.                6,038,201
        6,849  NVIDIA Corp.                           1,338,089
       12,669  NXP Semiconductors N.V.                2,335,023
       48,147  ON Semiconductor Corp. (a)             3,536,397
        9,104  QUALCOMM, Inc.                         1,212,744
       54,919  Skyworks Solutions, Inc.               6,022,967
       45,837  Teradyne, Inc.                         4,661,623
        6,058  Texas Instruments, Inc.                1,073,538
                                                ---------------
                                                     51,332,536
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SOFTWARE -- 1.6%
        2,974  Adobe, Inc. (a)                  $     1,101,391
        5,357  Autodesk, Inc. (a)                     1,152,612
        6,231  Cadence Design Systems,
                  Inc. (a)                            1,139,214
       46,709  Gen Digital, Inc.                      1,074,774
        2,572  Intuit, Inc.                           1,087,107
       48,982  Oracle Corp.                           4,332,948
        3,226  Paycom Software, Inc. (a)              1,045,030
       16,677  PTC, Inc. (a)                          2,249,394
        2,316  Roper Technologies, Inc.                 988,353
       23,253  Splunk, Inc. (a)                       2,226,940
        3,135  Synopsys, Inc. (a)                     1,109,006
       11,963  Workday, Inc., Class A (a)             2,170,447
                                                ---------------
                                                     19,677,216
                                                ---------------
               SPECIALTY RETAIL -- 2.9%
        1,624  AutoZone, Inc. (a)                     3,960,693
       49,917  Best Buy Co., Inc.                     4,428,636
       49,316  CarMax, Inc. (a)                       3,474,312
        9,508  Home Depot (The), Inc.                 3,082,208
       15,071  Lowe's Cos., Inc.                      3,138,536
        5,930  O'Reilly Automotive, Inc. (a)          4,698,636
        8,623  Ross Stores, Inc.                      1,019,152
       12,575  TJX (The) Cos., Inc.                   1,029,390
       17,798  Tractor Supply Co.                     4,057,766
       10,670  Ulta Beauty, Inc. (a)                  5,483,953
                                                ---------------
                                                     34,373,282
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.5%
      313,584  Hewlett Packard Enterprise Co.         5,058,110
       74,504  HP, Inc.                               2,171,047
       66,664  NetApp, Inc.                           4,415,157
      158,632  Western Digital Corp. (a)              6,971,876
                                                ---------------
                                                     18,616,190
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.5%
       17,108  NIKE, Inc., Class B                    2,178,362
      108,760  VF Corp.                               3,365,034
                                                ---------------
                                                      5,543,396
                                                ---------------
               TOBACCO -- 0.3%
       43,797  Altria Group, Inc.                     1,972,617
       19,780  Philip Morris International,
                  Inc.                                2,061,867
                                                ---------------
                                                      4,034,484
                                                ---------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 1.0%
       21,154  Fastenal Co.                           1,069,335
       14,082  United Rentals, Inc. (a)               6,209,458
        8,998  W.W. Grainger, Inc.                    5,304,141
                                                ---------------
                                                     12,582,934
                                                ---------------
               WATER UTILITIES -- 0.2%
        6,567  American Water Works Co., Inc.         1,027,670
       41,943  Essential Utilities, Inc.              1,959,996
                                                ---------------
                                                      2,987,666
                                                ---------------

                        See Notes to Financial Statements                Page 33


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.2%
       14,299  T-Mobile US, Inc. (a)            $     2,134,984
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                        1,201,655,389
               (Cost $1,045,279,201)            ---------------

               MONEY MARKET FUNDS -- 0.2%
    2,628,962  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 4.12% (b)                   2,628,962
               (Cost $2,628,962)                ---------------

               TOTAL INVESTMENTS -- 100.0%        1,204,284,351
               (Cost $1,047,908,163)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                    76,366
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,204,360,717
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2023.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                     LEVEL 2       LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    1/31/2023         PRICES         INPUTS         INPUTS
                                                  -----------------------------------------------------------
Common Stocks*..................................  $1,201,655,389  $1,201,655,389  $          --  $         --
Money Market Funds..............................       2,628,962       2,628,962             --            --
                                                  -----------------------------------------------------------
Total Investments...............................  $1,204,284,351  $1,204,284,351  $          --  $         --
                                                  ===========================================================


* See Portfolio of Investments for industry breakout.

Page 34                 See Notes to Financial Statements


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 0.9%
       16,724  Axon Enterprise, Inc. (a)        $     3,268,539
       23,891  BWX Technologies, Inc.                 1,454,006
        4,154  Curtiss-Wright Corp.                     688,733
       11,789  Hexcel Corp.                             832,068
        6,015  Huntington Ingalls Industries,
                  Inc.                                1,326,548
       15,000  Parsons Corp. (a)                        652,800
        7,181  Woodward, Inc.                           734,329
                                                ---------------
                                                      8,957,023
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.2%
       48,754  GXO Logistics, Inc. (a)                2,551,297
                                                ---------------
               AIRLINES -- 0.9%
       32,313  Alaska Air Group, Inc. (a)             1,658,949
      163,624  American Airlines Group,
                  Inc. (a)                            2,640,891
       92,010  United Airlines Holdings,
                  Inc. (a)                            4,504,810
                                                ---------------
                                                      8,804,650
                                                ---------------
               AUTO COMPONENTS -- 2.1%
       68,945  BorgWarner, Inc.                       3,259,719
       15,209  Fox Factory Holding Corp. (a)          1,796,031
       76,322  Gentex Corp.                           2,252,262
      341,755  Goodyear Tire & Rubber (The)
                  Co. (a)                             3,844,744
       37,521  LCI Industries                         4,210,607
       16,781  Lear Corp.                             2,446,334
       26,514  Visteon Corp. (a)                      4,145,199
                                                ---------------
                                                     21,954,896
                                                ---------------
               AUTOMOBILES -- 0.8%
       83,385  Harley-Davidson, Inc.                  3,838,211
       45,951  Thor Industries, Inc.                  4,380,509
                                                ---------------
                                                      8,218,720
                                                ---------------
               BANKS -- 4.9%
        7,867  BancFirst Corp.                          677,585
       69,272  Bank OZK                               3,163,652
       13,368  BOK Financial Corp.                    1,343,484
       84,398  Cadence Bank                           2,158,901
       31,133  Comerica, Inc.                         2,282,360
       10,192  Commerce Bancshares, Inc.                678,380
       11,020  Community Bank System, Inc.              635,964
       10,378  Cullen/Frost Bankers, Inc.             1,352,046
       26,943  CVB Financial Corp.                      652,559
       31,583  East West Bancorp, Inc.                2,479,897
       80,436  Eastern Bankshares, Inc.               1,300,650
      159,485  F.N.B. Corp.                           2,275,851
        2,744  First Citizens BancShares, Inc.,
                  Class A                             2,133,954
       17,950  First Interstate BancSystem,
                  Inc., Class A                         644,046
       14,039  Glacier Bancorp, Inc.                    640,038
       57,348  Hancock Whitney Corp.                  2,952,275
       60,884  Home BancShares, Inc.                  1,453,301
        8,216  Independent Bank Corp.                   654,733

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BANKS (CONTINUED)
       77,171  Old National Bancorp             $     1,350,492
       28,356  Pinnacle Financial Partners,
                  Inc.                                2,232,468
       41,844  Popular, Inc.                          2,872,172
       28,636  Prosperity Bancshares, Inc.            2,172,327
       55,427  Synovus Financial Corp.                2,325,163
       24,919  UMB Financial Corp.                    2,247,445
       34,268  United Bankshares, Inc.                1,377,574
       41,051  United Community Banks, Inc.           1,335,800
      184,022  Valley National Bancorp                2,186,181
       29,309  Webster Financial Corp.                1,543,119
       24,624  Wintrust Financial Corp.               2,252,357
       28,225  Zions Bancorp N.A.                     1,500,441
                                                ---------------
                                                     50,875,215
                                                ---------------
               BEVERAGES -- 0.9%
       33,341  Celsius Holdings, Inc. (a)             3,344,769
        4,062  Coca-Cola Consolidated, Inc.           2,058,541
       53,864  Molson Coors Beverage Co.,
                  Class B                             2,832,169
       14,911  National Beverage Corp. (a)              659,066
                                                ---------------
                                                      8,894,545
                                                ---------------
               BIOTECHNOLOGY -- 1.9%
       26,550  Alkermes PLC (a)                         760,392
       34,210  Arrowhead Pharmaceuticals,
                  Inc. (a)                            1,197,008
       30,283  Cytokinetics, Inc. (a)                 1,286,422
       42,037  Exact Sciences Corp. (a)               2,838,338
       43,252  Exelixis, Inc. (a)                       762,100
       60,963  Halozyme Therapeutics, Inc. (a)        3,156,054
       18,368  Ionis Pharmaceuticals, Inc. (a)          732,332
       21,416  Sarepta Therapeutics, Inc. (a)         2,676,358
        9,980  United Therapeutics Corp. (a)          2,626,437
      137,053  Vir Biotechnology, Inc. (a)            4,049,916
                                                ---------------
                                                     20,085,357
                                                ---------------
               BUILDING PRODUCTS -- 2.0%
       24,240  A.O. Smith Corp.                       1,641,048
       13,182  Allegion PLC                           1,549,544
       53,465  Builders FirstSource, Inc. (a)         4,261,160
       48,592  Fortune Brands Innovations, Inc.       3,134,670
        2,900  Lennox International, Inc.               755,798
       40,666  Owens Corning                          3,930,369
       15,650  Simpson Manufacturing Co.,
                  Inc.                                1,676,272
       43,771  UFP Industries, Inc.                   4,094,777
                                                ---------------
                                                     21,043,638
                                                ---------------
               CAPITAL MARKETS -- 2.5%
       13,137  Affiliated Managers Group, Inc.        2,269,285
       10,136  Ares Management Corp.,
                  Class A                               841,187
       31,801  Evercore, Inc., Class A                4,128,088
       23,879  Houlihan Lokey, Inc.                   2,365,692
       19,179  Interactive Brokers Group, Inc.,
                  Class A                             1,533,169
      192,819  Invesco Ltd.                           3,569,080
       84,742  Jefferies Financial Group, Inc.        3,328,666

                        See Notes to Financial Statements                Page 35


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CAPITAL MARKETS (CONTINUED)
       40,021  Lazard Ltd., Class A             $     1,604,042
        2,488  MarketAxess Holdings, Inc.               905,259
       35,700  SEI Investments Co.                    2,228,751
       47,542  Stifel Financial Corp.                 3,204,806
                                                ---------------
                                                     25,978,025
                                                ---------------
               CHEMICALS -- 2.8%
       12,903  Ashland, Inc.                          1,409,911
       61,649  Avient Corp.                           2,498,017
       81,716  Axalta Coating Systems Ltd. (a)        2,459,652
       41,518  Cabot Corp.                            3,127,551
       90,628  Chemours (The) Co.                     3,297,953
       76,279  Element Solutions, Inc.                1,562,194
       19,374  H.B. Fuller Co.                        1,338,743
      126,230  Huntsman Corp.                         4,000,229
       65,523  Olin Corp.                             4,232,131
       28,477  RPM International, Inc.                2,560,367
       63,746  Valvoline, Inc.                        2,336,928
                                                ---------------
                                                     28,823,676
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.7%
       17,496  Casella Waste Systems, Inc.,
                  Class A (a)                         1,401,779
       30,396  Clean Harbors, Inc. (a)                3,960,599
       25,403  Driven Brands Holdings, Inc. (a)         741,513
        9,557  Tetra Tech, Inc.                       1,486,305
                                                ---------------
                                                      7,590,196
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.5%
       30,414  Calix, Inc. (a)                        1,600,993
        4,835  F5, Inc. (a)                             713,936
       43,414  Juniper Networks, Inc.                 1,402,272
       26,596  Lumentum Holdings, Inc. (a)            1,600,547
                                                ---------------
                                                      5,317,748
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.3%
       36,882  API Group Corp. (a)                      820,256
       12,056  Comfort Systems USA, Inc.              1,459,258
        9,369  EMCOR Group, Inc.                      1,388,954
        8,130  MasTec, Inc. (a)                         798,610
       68,599  MDU Resources Group, Inc.              2,120,395
       10,491  Valmont Industries, Inc.               3,459,197
       61,436  WillScot Mobile Mini Holdings
                  Corp. (a)                           2,977,189
                                                ---------------
                                                     13,023,859
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.3%
       20,889  Eagle Materials, Inc.                  3,051,465
                                                ---------------
               CONSUMER FINANCE -- 1.4%
      141,874  Ally Financial, Inc.                   4,609,486
        1,462  Credit Acceptance Corp. (a) (b)          676,380
       31,930  FirstCash Holdings, Inc.               2,943,308
      104,138  OneMain Holdings, Inc.                 4,492,513
      125,379  SLM Corp.                              2,202,909
                                                ---------------
                                                     14,924,596
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CONTAINERS & PACKAGING -- 1.8%
        6,307  AptarGroup, Inc.                 $       729,341
       45,922  Berry Global Group, Inc.               2,834,765
      155,902  Graphic Packaging Holding Co.          3,755,679
       41,381  Greif, Inc., Class A                   2,955,845
       13,908  Sealed Air Corp.                         761,602
       26,765  Silgan Holdings, Inc.                  1,442,366
       34,282  Sonoco Products Co.                    2,094,973
       98,658  Westrock Co.                           3,871,340
                                                ---------------
                                                     18,445,911
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.3%
      152,980  ADT, Inc.                              1,344,694
       19,002  H&R Block, Inc.                          740,698
       20,068  Service Corp. International            1,488,042
                                                ---------------
                                                      3,573,434
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.3%
       24,173  Equitable Holdings, Inc.                 775,228
       33,848  Voya Financial, Inc.                   2,361,575
                                                ---------------
                                                      3,136,803
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.0%
      108,911  Frontier Communications Parent,
                  Inc. (a)                            3,224,854
       53,989  Iridium Communications, Inc. (a)       3,230,702
      664,523  Lumen Technologies, Inc.               3,488,746
                                                ---------------
                                                      9,944,302
                                                ---------------
               ELECTRIC UTILITIES -- 1.5%
       43,017  ALLETE, Inc.                           2,661,031
       33,155  Hawaiian Electric Industries,
                 Inc.                                 1,401,462
       12,865  IDACORP, Inc.                          1,361,246
      109,013  NRG Energy, Inc.                       3,730,425
       17,541  OGE Energy Corp.                         689,712
       36,495  Pinnacle West Capital Corp.            2,720,702
       56,634  Portland General Electric Co.          2,694,646
                                                ---------------
                                                     15,259,224
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.2%
       12,567  Acuity Brands, Inc.                    2,369,131
       30,584  Atkore, Inc. (a)                       3,983,566
        2,956  Hubbell, Inc.                            676,658
       23,129  Regal Rexnord Corp.                    3,219,557
       86,648  Sunrun, Inc. (a)                       2,277,109
                                                ---------------
                                                     12,526,021
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.4%
       33,172  Arrow Electronics, Inc. (a)            3,897,378
       83,425  Avnet, Inc.                            3,827,539
       59,296  Coherent Corp. (a)                     2,573,447
       29,313  IPG Photonics Corp. (a)                3,285,987
       50,863  Jabil, Inc.                            3,999,358
        3,151  Littelfuse, Inc.                         808,830
       18,801  National Instruments Corp.             1,015,254
       29,301  TD SYNNEX Corp.                        2,993,097
      107,671  Vontier Corp.                          2,479,663
                                                ---------------
                                                     24,880,553
                                                ---------------

Page 36                 See Notes to Financial Statements


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES
                  -- 1.4%
      119,655  ChampionX Corp.                  $     3,951,008
       69,978  Helmerich & Payne, Inc.                3,389,734
      205,987  Patterson-UTI Energy, Inc.             3,460,582
       51,299  Valaris Ltd. (a)                       3,726,359
                                                ---------------
                                                     14,527,683
                                                ---------------
               ENTERTAINMENT -- 0.4%
      170,458  AMC Entertainment Holdings,
                  Inc., Class A (a) (b)                 911,950
       30,779  Endeavor Group Holdings, Inc.,
                  Class A (a)                           690,373
       79,242  Warner Music Group Corp.,
                  Class A                             2,888,371
                                                ---------------
                                                      4,490,694
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.2%
      101,101  Apartment Income REIT Corp.            3,868,124
      131,893  Apple Hospitality REIT, Inc.           2,338,463
       61,205  Brixmor Property Group, Inc.           1,440,154
      171,194  Broadstone Net Lease, Inc.             3,100,323
       27,432  Cousins Properties, Inc.                 752,185
      132,734  Douglas Emmett, Inc.                   2,223,295
       18,393  EPR Properties                           781,335
       74,385  Highwoods Properties, Inc.             2,259,072
       35,882  Kilroy Realty Corp.                    1,472,597
       98,874  Kite Realty Group Trust                2,145,566
        7,349  Lamar Advertising Co., Class A           782,962
      311,383  Medical Properties Trust, Inc.         4,032,410
       15,161  National Retail Properties, Inc.         717,873
       99,286  Omega Healthcare Investors, Inc.       2,922,980
      235,374  Park Hotels & Resorts, Inc.            3,462,352
       21,789  Phillips Edison & Co., Inc.              730,367
      143,834  Physicians Realty Trust                2,281,207
       21,048  Rayonier, Inc.                           765,937
       11,100  Regency Centers Corp.                    739,593
       25,450  Ryman Hospitality Properties,
                  Inc.                                2,364,051
      111,627  Sabra Health Care REIT, Inc.           1,506,965
      133,352  Vornado Realty Trust                   3,252,455
                                                ---------------
                                                     43,940,266
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.7%
       31,459  BJ's Wholesale Club Holdings,
                  Inc. (a)                            2,279,834
        6,184  Casey's General Stores, Inc.           1,458,868
       23,767  Grocery Outlet Holding
                  Corp. (a)                             722,279
       11,882  Performance Food Group Co. (a)           728,604
       40,786  US Foods Holding Corp. (a)             1,555,170
                                                ---------------
                                                      6,744,755
                                                ---------------
               FOOD PRODUCTS -- 1.7%
       33,252  Darling Ingredients, Inc. (a)          2,204,275
       72,418  Flowers Foods, Inc.                    2,005,255
       21,253  Ingredion, Inc.                        2,184,808
       31,055  Lamb Weston Holdings, Inc.             3,102,084

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               FOOD PRODUCTS (CONTINUED)
        3,515  Lancaster Colony Corp.           $       674,564
       38,432  Post Holdings, Inc. (a)                3,649,118
          918  Seaboard Corp.                         3,599,019
                                                ---------------
                                                     17,419,123
                                                ---------------
               GAS UTILITIES -- 1.5%
       32,880  National Fuel Gas Co.                  1,909,013
       69,908  New Jersey Resources Corp.             3,489,807
       27,486  ONE Gas, Inc.                          2,263,747
       44,846  Southwest Gas Holdings, Inc.           3,001,543
       10,075  Spire, Inc.                              727,617
       93,574  UGI Corp.                              3,727,052
                                                ---------------
                                                     15,118,779
                                                ---------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 1.4%
       28,023  Globus Medical, Inc.,
                  Class A (a)                         2,115,736
       26,463  Haemonetics Corp. (a)                  2,238,770
       13,771  Inspire Medical Systems,
                  Inc. (a)                            3,484,889
       24,747  Integra LifeSciences Holdings
                  Corp. (a)                           1,418,003
       13,614  Lantheus Holdings, Inc. (a)              782,805
        6,237  Penumbra, Inc. (a)                     1,561,807
        8,098  QuidelOrtho Corp. (a)                    693,270
        6,749  Shockwave Medical, Inc. (a)            1,268,340
        2,779  Teleflex, Inc.                           676,464
                                                ---------------
                                                     14,240,084
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.4%
       25,283  Acadia Healthcare Co., Inc. (a)        2,124,278
       16,610  Amedisys, Inc. (a)                     1,605,523
       20,243  AMN Healthcare Services,
                  Inc. (a)                            1,940,089
        2,718  Chemed Corp.                           1,372,970
        9,290  DaVita, Inc. (a)                         765,403
       11,599  Encompass Health Corp.                   724,358
        7,332  Ensign Group (The), Inc.                 683,709
       11,255  HealthEquity, Inc. (a)                   684,867
       17,372  Henry Schein, Inc. (a)                 1,496,598
       64,505  Oak Street Health, Inc. (a)            1,874,515
       46,112  Option Care Health, Inc. (a)           1,331,253
       59,499  Premier, Inc., Class A                 1,984,887
       30,549  Privia Health Group, Inc. (a)            826,045
       55,881  Select Medical Holdings Corp.          1,624,461
       24,901  Surgery Partners, Inc. (a)               826,713
       28,438  Tenet Healthcare Corp. (a)             1,559,824
       19,696  Universal Health Services, Inc.,
                  Class B                             2,919,144
                                                ---------------
                                                     24,344,637
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.1%
       20,673  Doximity, Inc., Class A (a)              729,137
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 4.7%
       38,167  Boyd Gaming Corp.                      2,378,186
       50,031  Caesars Entertainment, Inc. (a)        2,604,614
        6,159  Choice Hotels International,
                  Inc.                                  756,880
        6,563  Churchill Downs, Inc.                  1,628,280

                        See Notes to Financial Statements                Page 37


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
       72,004  Hilton Grand Vacations, Inc. (a) $     3,410,110
       35,517  Light & Wonder, Inc. (a)               2,317,484
       15,464  Marriott Vacations Worldwide
                  Corp.                               2,474,859
      170,040  Norwegian Cruise Line
                  Holdings Ltd. (a)                   2,586,308
        8,428  Papa John's International, Inc.          755,907
       93,436  Penn Entertainment, Inc. (a)           3,312,306
       35,217  Planet Fitness, Inc.,
                  Class A (a)                         2,981,119
       70,176  Royal Caribbean Cruises Ltd. (a)       4,557,229
       51,860  SeaWorld Entertainment, Inc. (a)       3,235,545
       30,512  Texas Roadhouse, Inc.                  3,064,320
       38,119  Travel + Leisure Co.                   1,615,102
        5,822  Vail Resorts, Inc.                     1,527,344
      122,627  Wendy's (The) Co.                      2,734,582
       10,082  Wingstop, Inc.                         1,597,695
       19,458  Wyndham Hotels & Resorts, Inc.         1,508,190
       33,649  Wynn Resorts Ltd. (a)                  3,487,382
                                                ---------------
                                                     48,533,442
                                                ---------------
               HOUSEHOLD DURABLES -- 3.3%
       86,101  Leggett & Platt, Inc.                  3,147,853
       27,148  Mohawk Industries, Inc. (a)            3,259,389
      212,159  Newell Brands, Inc.                    3,386,058
       76,187  PulteGroup, Inc.                       4,334,278
       26,937  Skyline Champion Corp. (a)             1,587,936
      114,293  Taylor Morrison Home Corp. (a)         4,091,689
      101,043  Tempur Sealy International, Inc.       4,117,502
       69,488  Toll Brothers, Inc.                    4,133,841
       17,733  TopBuild Corp. (a)                     3,547,664
       14,713  Whirlpool Corp.                        2,289,196
                                                ---------------
                                                     33,895,406
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.1%
       23,141  Reynolds Consumer Products,
                  Inc.                                  688,908
                                                ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.4%
        8,021  Ormat Technologies, Inc.                 742,344
      149,518  Vistra Corp.                           3,447,885
                                                ---------------
                                                      4,190,229
                                                ---------------
               INSURANCE -- 3.5%
       60,830  American Equity Investment
                  Life Holding Co.                    2,898,549
       10,107  American Financial Group, Inc.         1,441,157
       11,095  Assurant, Inc.                         1,471,086
       33,429  Assured Guaranty Ltd.                  2,092,655
       38,422  Axis Capital Holdings Ltd.             2,404,065
        8,368  Erie Indemnity Co., Class A            2,044,721
        2,094  Everest Re Group Ltd.                    732,251
       73,765  Fidelity National Financial,
                  Inc.                                3,247,873
       53,020  First American Financial Corp.         3,280,347
        5,755  Globe Life, Inc.                         695,492
        5,134  Hanover Insurance Group (The),
                  Inc.                                  690,934
        7,958  Kinsale Capital Group, Inc.            2,215,826

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               INSURANCE (CONTINUED)
      114,909  Old Republic International Corp. $     3,032,448
       15,855  RLI Corp.                              2,099,995
       33,426  Ryan Specialty Holdings,
                  Inc. (a)                            1,424,616
        7,830  Selective Insurance Group, Inc.          743,850
       67,635  Unum Group                             2,842,699
        1,962  White Mountains Insurance
                  Group Ltd.                          2,997,858
                                                ---------------
                                                     36,356,422
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.4%
       28,574  Pinterest, Inc., Class A (a)             751,211
       35,082  Ziff Davis, Inc. (a)                   3,139,137
                                                ---------------
                                                      3,890,348
                                                ---------------
               IT SERVICES -- 2.0%
       10,421  Concentrix Corp.                       1,477,802
      130,898  DXC Technology Co. (a)                 3,760,700
       16,379  ExlService Holdings, Inc. (a)          2,794,257
       14,978  Genpact Ltd.                             708,160
       18,546  GoDaddy, Inc., Class A (a)             1,523,183
       18,921  Maximus, Inc.                          1,416,237
       76,957  Toast, Inc., Class A (a)               1,716,911
       31,442  TTEC Holdings, Inc.                    1,598,511
      151,146  Western Union (The) Co.                2,141,739
       16,957  WEX, Inc. (a)                          3,136,536
                                                ---------------
                                                     20,274,036
                                                ---------------
               LEISURE PRODUCTS -- 1.2%
       16,339  Acushnet Holdings Corp.                  767,116
       38,500  Brunswick Corp.                        3,246,705
       34,114  Hasbro, Inc.                           2,018,525
       13,738  Polaris, Inc.                          1,577,672
      140,509  Topgolf Callaway Brands
                  Corp. (a)                           3,441,065
       33,589  YETI Holdings, Inc. (a)                1,503,444
                                                ---------------
                                                     12,554,527
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.8%
       20,300  Bruker Corp.                           1,423,436
       16,331  Medpace Holdings, Inc. (a)             3,610,294
       75,656  Syneos Health, Inc. (a)                2,717,564
                                                ---------------
                                                      7,751,294
                                                ---------------
               MACHINERY -- 2.9%
       25,011  AGCO Corp.                             3,454,769
       66,708  Allison Transmission Holdings,
                  Inc.                                3,007,197
       20,720  Crane Holdings Co.                     2,401,655
       23,569  Donaldson Co., Inc.                    1,469,527
       17,399  Franklin Electric Co., Inc.            1,571,130
       10,314  Graco, Inc.                              704,653
       17,109  ITT, Inc.                              1,567,013
        7,596  John Bean Technologies Corp.             848,701
       19,206  Lincoln Electric Holdings, Inc.        3,204,905
       10,362  Middleby (The) Corp. (a)               1,610,773
       35,276  Mueller Industries, Inc.               2,312,342
        7,867  Oshkosh Corp.                            792,836
        9,110  Snap-on, Inc.                          2,265,930

Page 38                 See Notes to Financial Statements


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
       29,451  Timken (The) Co.                 $     2,425,290
        6,129  Toro (The) Co.                           683,506
        9,488  Watts Water Technologies, Inc.,
                  Class A                             1,551,478
                                                ---------------
                                                     29,871,705
                                                ---------------
               MARINE -- 0.6%
       32,343  Kirby Corp. (a)                        2,289,238
       55,492  Matson, Inc.                           3,669,131
                                                ---------------
                                                      5,958,369
                                                ---------------
               MEDIA -- 0.9%
      247,067  DISH Network Corp.,
                  Class A (a)                         3,555,294
       41,656  Interpublic Group of (The) Cos.,
                  Inc.                                1,518,778
       21,373  New York Times (The) Co.,
                  Class A                               744,635
       76,237  News Corp., Class A                    1,544,562
       11,891  Nexstar Media Group, Inc.              2,434,920
                                                ---------------
                                                      9,798,189
                                                ---------------
               METALS & MINING -- 1.8%
       15,258  Alcoa Corp.                              797,078
      172,257  Cleveland-Cliffs, Inc. (a)             3,677,687
       71,818  Commercial Metals Co.                  3,897,563
       17,135  Reliance Steel & Aluminum Co.          3,897,355
       18,464  Royal Gold, Inc.                       2,345,482
      138,475  United States Steel Corp.              3,945,153
                                                ---------------
                                                     18,560,318
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.3%
      201,090  AGNC Investment Corp.                  2,332,644
      164,555  Annaly Capital Management,
                  Inc.                                3,862,106
      424,579  Rithm Capital Corp.                    3,995,288
      151,394  Starwood Property Trust, Inc.          3,162,621
                                                ---------------
                                                     13,352,659
                                                ---------------
               MULTILINE RETAIL -- 1.1%
      137,378  Kohl's Corp.                           4,446,926
      167,981  Macy's, Inc.                           3,969,391
      128,952  Nordstrom, Inc. (b)                    2,519,722
       14,811  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                              811,050
                                                ---------------
                                                     11,747,089
                                                ---------------
               MULTI-UTILITIES -- 0.3%
       29,589  Black Hills Corp.                      2,141,652
       50,602  NiSource, Inc.                         1,404,205
                                                ---------------
                                                      3,545,857
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 5.2%
      128,593  Antero Midstream Corp.                 1,401,664
       89,546  Antero Resources Corp. (a)             2,582,507
       79,725  California Resources Corp.             3,406,649
       36,758  Chesapeake Energy Corp.                3,187,654
       25,355  Chord Energy Corp.                     3,634,132

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
       47,903  Civitas Resources, Inc.          $     3,187,945
      202,411  Comstock Resources, Inc.               2,459,294
       31,890  Denbury, Inc. (a)                      2,767,414
       25,108  DT Midstream, Inc.                     1,372,403
       66,849  HF Sinclair Corp.                      3,803,708
      147,923  Magnolia Oil & Gas Corp.,
                  Class A                             3,492,462
       60,601  Matador Resources Co.                  4,009,362
       80,652  Murphy Oil Corp.                       3,517,234
       85,061  PBF Energy, Inc., Class A              3,571,712
       54,643  PDC Energy, Inc.                       3,700,970
      110,913  Range Resources Corp.                  2,775,043
       79,674  SM Energy Co.                          2,618,884
      474,367  Southwestern Energy Co. (a)            2,618,506
                                                ---------------
                                                     54,107,543
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.3%
       46,876  Louisiana-Pacific Corp.                3,191,787
                                                ---------------
               PERSONAL PRODUCTS -- 0.2%
      162,093  Coty, Inc., Class A (a)                1,614,446
                                                ---------------
               PHARMACEUTICALS -- 1.2%
      170,318  Elanco Animal Health, Inc. (a)         2,338,466
       26,220  Intra-Cellular Therapies,
                  Inc. (a)                            1,256,462
       17,419  Jazz Pharmaceuticals PLC (a)           2,728,861
       49,679  Organon & Co.                          1,496,828
       20,351  Perrigo Co. PLC                          761,535
      311,663  Viatris, Inc.                          3,789,822
                                                ---------------
                                                     12,371,974
                                                ---------------
               PROFESSIONAL SERVICES -- 2.3%
      248,957  Alight, Inc., Class A (a)              2,337,706
       34,058  ASGN, Inc. (a)                         3,097,575
        6,924  CACI International, Inc.,
                  Class A (a)                         2,133,215
        7,001  Exponent, Inc.                           717,883
        4,369  FTI Consulting, Inc. (a)                 696,943
       65,697  KBR, Inc.                              3,365,657
       68,526  Korn Ferry                             3,699,719
       33,350  ManpowerGroup, Inc.                    2,906,786
       28,190  Robert Half International, Inc.        2,366,832
        6,254  Science Applications
                  International Corp.                   649,040
       30,697  TriNet Group, Inc. (a)                 2,316,089
                                                ---------------
                                                     24,287,445
                                                ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.7%
       36,313  Howard Hughes (The) Corp. (a)          3,104,398
       21,766  Jones Lang LaSalle, Inc. (a)           4,023,881
                                                ---------------
                                                      7,128,279
                                                ---------------
               ROAD & RAIL -- 2.5%
       16,929  Avis Budget Group, Inc. (a)            3,386,477
       90,158  Hertz Global Holdings, Inc. (a)        1,624,647
       66,186  Knight-Swift Transportation
                  Holdings, Inc.                      3,911,593
       21,295  Landstar System, Inc.                  3,680,415
       41,508  Ryder System, Inc.                     3,918,770

                        See Notes to Financial Statements                Page 39


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ROAD & RAIL (CONTINUED)
        6,617  Saia, Inc. (a)                   $     1,804,985
       46,105  U-Haul Holding Co. (b)                 3,090,418
      104,200  XPO, Inc. (a)                          4,153,412
                                                ---------------
                                                     25,570,717
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.8%
       69,330  Allegro MicroSystems, Inc. (a)         2,646,326
      144,655  Amkor Technology, Inc.                 4,232,605
       18,629  Cirrus Logic, Inc. (a)                 1,683,875
       36,447  Diodes, Inc. (a)                       3,250,708
       42,772  Lattice Semiconductor Corp. (a)        3,241,690
       22,031  MACOM Technology Solutions
                  Holdings, Inc. (a)                  1,476,518
       32,751  MKS Instruments, Inc.                  3,351,082
       10,189  Onto Innovation, Inc. (a)                801,365
       30,616  Qorvo, Inc. (a)                        3,326,735
        5,114  Silicon Laboratories, Inc. (a)           802,438
        6,827  SiTime Corp. (a)                         786,675
       29,162  Synaptics, Inc. (a)                    3,646,125
                                                ---------------
                                                     29,246,142
                                                ---------------
               SOFTWARE -- 1.5%
       18,771  Bentley Systems, Inc., Class B           733,007
       10,312  Blackline, Inc. (a)                      740,402
       89,144  Box, Inc., Class A (a)                 2,851,716
       79,743  CCC Intelligent Solutions
                  Holdings, Inc. (a)                    737,623
        9,835  Dolby Laboratories, Inc.,
                  Class A                               782,473
       61,999  Dropbox, Inc., Class A (a)             1,440,237
        4,636  Fair Isaac Corp. (a)                   3,087,344
       88,905  NCR Corp. (a)                          2,437,775
        3,571  Paylocity Holding Corp. (a)              743,804
       35,252  Smartsheet, Inc., Class A (a)          1,523,239
        5,402  SPS Commerce, Inc. (a)                   735,104
                                                ---------------
                                                     15,812,724
                                                ---------------
               SPECIALTY RETAIL -- 4.1%
       66,023  Academy Sports & Outdoors,
                  Inc.                                3,857,064
        9,437  Advance Auto Parts, Inc.               1,437,067
       19,351  Asbury Automotive Group,
                  Inc. (a)                            4,257,220
       25,863  AutoNation, Inc. (a)                   3,277,359
       32,927  Bath & Body Works, Inc.                1,514,971
       10,265  Burlington Stores, Inc. (a)            2,359,205
       23,070  Dick's Sporting Goods, Inc.            3,016,633
       11,767  Five Below, Inc. (a)                   2,319,629
        9,964  Floor & Decor Holdings, Inc.,
                  Class A (a)                           904,432
      184,511  Gap (The), Inc.                        2,503,814
       16,943  Lithia Motors, Inc.                    4,459,398
       12,409  Murphy USA, Inc.                       3,375,620
       30,182  Penske Automotive Group, Inc.          3,857,863

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
        7,789  RH (a)                           $     2,430,090
       24,148  Williams-Sonoma, Inc.                  3,258,531
                                                ---------------
                                                     42,828,896
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.1%
       17,249  Dell Technologies, Inc., Class C         700,654
       25,925  Pure Storage, Inc., Class A (a)          750,270
                                                ---------------
                                                      1,450,924
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 2.2%
       23,765  Columbia Sportswear Co.                2,279,063
       12,797  Crocs, Inc. (a)                        1,558,291
        1,738  Deckers Outdoor Corp. (a)                742,960
      327,246  Hanesbrands, Inc.                      2,761,956
       49,141  PVH Corp.                              4,417,776
       19,696  Ralph Lauren Corp.                     2,439,350
       82,689  Skechers U.S.A., Inc.,
                  Class A (a)                         3,981,475
       54,656  Tapestry, Inc.                         2,490,674
      204,851  Under Armour, Inc., Class A (a)        2,538,104
                                                ---------------
                                                     23,209,649
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.7%
       89,219  Essent Group Ltd.                      3,928,312
      266,831  MGIC Investment Corp.                  3,767,654
      242,010  New York Community Bancorp,
                  Inc.                                2,417,680
      181,899  Radian Group, Inc.                     4,019,968
       35,359  Walker & Dunlop, Inc.                  3,372,541
                                                ---------------
                                                     17,506,155
                                                ---------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 3.4%
       72,229  Air Lease Corp.                        3,248,138
       27,524  Applied Industrial Technologies,
                  Inc.                                3,941,712
       65,709  Beacon Roofing Supply, Inc. (a)        3,737,528
       35,927  Core & Main, Inc., Class A (a)           792,909
       19,571  GATX Corp.                             2,239,901
       26,364  Herc Holdings, Inc.                    4,094,856
       33,966  MSC Industrial Direct Co., Inc.,
                  Class A                             2,808,988
       11,827  SiteOne Landscape Supply,
                  Inc. (a)                            1,791,909
       50,434  Triton International Ltd.              3,562,658
      109,083  Univar Solutions, Inc. (a)             3,761,182
        5,563  Watsco, Inc.                           1,598,639
       22,165  WESCO International, Inc. (a)          3,302,807
                                                ---------------
                                                     34,881,227
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        1,033,593,018
               (Cost $893,754,328)              ---------------

Page 40                 See Notes to Financial Statements


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.3%
    1,765,114  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  4.24% (c) (d)                 $     1,765,114
    1,020,962  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 4.12% (c)                   1,020,962
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.3%                             2,786,076
               (Cost $2,786,076)                ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.0%
$     335,817  BNP Paribas S.A., 4.21% (c),
                  dated 01/31/23, due 02/01/23,
                  with a maturity value of
                  $335,856. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.13%, due 05/15/25.
                  The value of the collateral
                  including accrued interest
                  is $342,847. (d)                      335,817
               (Cost $335,817)                  ---------------

               TOTAL INVESTMENTS -- 100.2%        1,036,714,911
               (Cost $896,876,221)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.2)%              (2,418,731)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,034,296,180
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,110,139 and the total value of the collateral held by the Fund is $2,100,931.

(c)   Rate shown reflects yield as of January 31, 2023.

(d)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     2,110,139
Non-cash Collateral(2)                               (2,100,931)
                                                ---------------
Net Amount                                      $         9,208
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 31, 2023, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 30 to January 31, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $       335,817
Non-cash Collateral(4)                                 (335,817)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 41


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                     LEVEL 2       LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    1/31/2023         PRICES         INPUTS         INPUTS
                                                  -----------------------------------------------------------
Common Stocks*..................................  $1,033,593,018  $1,033,593,018  $          --  $         --
Money Market Funds..............................       2,786,076       2,786,076             --            --
Repurchase Agreements...........................         335,817              --        335,817            --
                                                  -----------------------------------------------------------
Total Investments...............................  $1,036,714,911  $1,036,379,094  $     335,817  $         --
                                                  ===========================================================


* See Portfolio of Investments for industry breakout.

Page 42                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 0.6%
       44,051  AAR Corp. (a)                    $     2,265,983
        5,772  AeroVironment, Inc. (a)                  513,535
       47,913  Kratos Defense & Security
                  Solutions, Inc. (a)                   548,604
       16,903  Moog, Inc., Class A                    1,611,194
                                                ---------------
                                                      4,939,316
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.9%
       95,162  Air Transport Services Group,
                  Inc. (a)                            2,694,036
       18,856  Forward Air Corp.                      2,033,620
       31,102  Hub Group, Inc., Class A (a)           2,652,067
                                                ---------------
                                                      7,379,723
                                                ---------------
               AIRLINES -- 0.7%
       21,817  Allegiant Travel Co. (a)               1,876,916
      152,612  JetBlue Airways Corp. (a)              1,220,896
      149,747  SkyWest, Inc. (a)                      3,108,748
                                                ---------------
                                                      6,206,560
                                                ---------------
               AUTO COMPONENTS -- 1.0%
       14,254  Adient PLC (a)                           641,715
       98,043  Dana, Inc.                             1,778,500
        6,114  Dorman Products, Inc. (a)                593,425
        7,574  Gentherm, Inc. (a)                       563,733
       40,797  Patrick Industries, Inc.               2,895,363
       24,698  XPEL, Inc. (a) (b)                     1,878,777
                                                ---------------
                                                      8,351,513
                                                ---------------
               AUTOMOBILES -- 0.3%
       46,913  Winnebago Industries, Inc.             2,987,420
                                                ---------------
               BANKS -- 8.9%
       27,941  1st Source Corp.                       1,374,418
       41,957  Ameris Bancorp                         1,978,692
       85,659  Associated Banc-Corp.                  1,919,618
       42,214  Atlantic Union Bankshares Corp.        1,633,260
       17,422  Bancorp (The), Inc. (a)                  591,128
        6,375  Bank of Hawaii Corp.                     487,624
       58,224  BankUnited, Inc.                       2,191,551
       15,647  Banner Corp.                           1,014,395
       33,075  Berkshire Hills Bancorp, Inc.          1,026,979
       48,488  Cathay General Bancorp                 2,131,533
        5,312  City Holding Co.                         503,525
       65,644  Columbia Banking System, Inc.          2,029,056
       87,238  Customers Bancorp, Inc. (a)            2,649,418
       62,138  Dime Community Bancshares,
                  Inc.                                1,852,955
       33,660  Eagle Bancorp, Inc.                    1,598,513
       30,298  Enterprise Financial Services
                  Corp.                               1,615,489
       27,364  FB Financial Corp.                     1,027,792
       23,084  First Bancorp                            919,897
       77,745  First BanCorp                          1,045,670
       60,007  First Busey Corp.                      1,432,367
      106,184  First Commonwealth Financial
                  Corp.                               1,561,967
       61,221  First Financial Bancorp                1,550,728
      138,021  First Foundation, Inc.                 2,143,466

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BANKS (CONTINUED)
       37,977  First Hawaiian, Inc.             $     1,042,089
       36,084  First Merchants Corp.                  1,538,622
       88,140  Fulton Financial Corp.                 1,474,582
       31,819  Heartland Financial USA, Inc.          1,574,086
       49,430  Hilltop Holdings, Inc.                 1,616,361
      154,399  Hope Bancorp, Inc.                     1,990,203
       24,691  Independent Bank Group, Inc.           1,513,558
       32,417  International Bancshares Corp.         1,519,385
        6,776  Lakeland Financial Corp.                 479,131
       11,753  National Bank Holdings Corp.,
                  Class A                               496,329
       22,777  NBT Bancorp, Inc.                        895,364
       70,739  Northwest Bancshares, Inc.             1,000,249
       93,075  OceanFirst Financial Corp.             2,226,354
       53,824  OFG Bancorp                            1,523,757
       15,667  Pacific Premier Bancorp, Inc.            506,671
      107,727  PacWest Bancorp                        2,979,729
        3,513  Park National Corp.                      440,003
       39,463  Renasant Corp.                         1,404,094
       43,399  S&T Bancorp, Inc.                      1,578,856
       56,142  Sandy Spring Bancorp, Inc.             1,897,600
       31,707  Seacoast Banking Corp. of
                  Florida                             1,018,112
       68,739  Simmons First National Corp.,
                  Class A                             1,533,567
       27,478  Southside Bancshares, Inc.             1,040,867
       15,219  Stock Yards Bancorp, Inc.                912,531
       16,398  Texas Capital Bancshares,
                  Inc. (a)                            1,083,416
       48,100  TowneBank                              1,465,607
       19,395  TriCo Bancshares                         980,417
       28,328  Trustmark Corp.                          824,911
       70,437  Veritex Holdings, Inc.                 1,982,802
       58,952  Washington Federal, Inc.               2,090,438
       53,484  WesBanco, Inc.                         1,988,000
        8,380  Westamerica BanCorp                      465,593
                                                ---------------
                                                     77,363,325
                                                ---------------
               BEVERAGES -- 0.2%
       13,944  MGP Ingredients, Inc.                  1,360,098
                                                ---------------
               BIOTECHNOLOGY -- 2.6%
       31,059  ACADIA Pharmaceuticals,
                  Inc. (a)                              591,053
      121,489  Amicus Therapeutics, Inc. (a)          1,584,217
       86,143  BioCryst Pharmaceuticals,
                  Inc. (a)                              908,809
       33,282  Celldex Therapeutics, Inc. (a)         1,466,405
       92,944  Dynavax Technologies Corp. (a)         1,057,703
      209,341  Emergent BioSolutions, Inc. (a)        2,761,208
       92,597  FibroGen, Inc. (a)                     2,185,289
       97,528  ImmunityBio, Inc. (a) (c)                370,606
       24,748  Insmed, Inc. (a)                         532,824
      119,725  Ironwood Pharmaceuticals,
                  Inc. (a)                            1,379,232
       34,077  Myriad Genetics, Inc. (a)                671,998
       22,476  Prometheus Biosciences, Inc. (a)       2,554,622
        8,207  Prothena Corp. PLC (a)                   464,106
       12,954  PTC Therapeutics, Inc. (a)               594,459

                        See Notes to Financial Statements                Page 43


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BIOTECHNOLOGY (CONTINUED)
       43,603  REGENXBIO, Inc. (a)              $     1,012,026
       41,516  REVOLUTION Medicines,
                  Inc. (a)                            1,110,138
      123,771  Roivant Sciences Ltd. (a) (c)          1,027,299
       43,623  uniQure N.V. (a)                         926,989
       18,773  Vericel Corp. (a)                        515,694
       18,989  Xencor, Inc. (a)                         625,118
                                                ---------------
                                                     22,339,795
                                                ---------------
               BUILDING PRODUCTS -- 2.0%
       32,824  AAON, Inc.                             2,505,128
       48,667  AZEK (The) Co., Inc. (a)               1,174,335
       12,796  CSW Industrials, Inc.                  1,730,147
       32,332  Gibraltar Industries, Inc. (a)         1,732,025
      207,758  Janus International Group,
                  Inc. (a)                            2,285,338
      204,959  JELD-WEN Holding, Inc. (a)             2,592,731
      110,126  PGT Innovations, Inc. (a)              2,389,734
      150,293  Resideo Technologies, Inc. (a)         2,890,135
                                                ---------------
                                                     17,299,573
                                                ---------------
               CAPITAL MARKETS -- 2.3%
       33,298  Artisan Partners Asset
                  Management, Inc., Class A           1,226,032
       64,496  AssetMark Financial Holdings,
                  Inc. (a)                            1,711,724
      393,473  BGC Partners, Inc., Class A            1,711,608
       27,235  Federated Hermes, Inc.                 1,070,335
       39,801  Focus Financial Partners, Inc.,
                  Class A (a)                         1,797,015
       37,573  Golub Capital BDC, Inc. (c)              514,750
        7,740  Hamilton Lane, Inc., Class A             602,636
       12,886  Moelis & Co., Class A                    602,420
       11,395  Piper Sandler Cos.                     1,619,230
       20,130  PJT Partners, Inc., Class A            1,611,004
       10,377  StoneX Group, Inc. (a)                   911,931
       92,148  Victory Capital Holdings, Inc.,
                  Class A                             2,731,267
       72,680  Virtu Financial, Inc., Class A         1,403,451
       10,331  Virtus Investment Partners, Inc.       2,219,925
                                                ---------------
                                                     19,733,328
                                                ---------------
               CHEMICALS -- 2.0%
      223,234  Ecovyst, Inc. (a)                      2,341,725
       21,059  Ingevity Corp. (a)                     1,736,104
        9,614  Innospec, Inc.                         1,086,574
      148,712  LSB Industries, Inc. (a)               1,890,129
       94,634  Mativ Holdings, Inc.                   2,608,113
       32,573  Minerals Technologies, Inc.            2,262,195
        3,179  NewMarket Corp.                        1,095,197
        2,962  Quaker Chemical Corp.                    583,129
       13,934  Stepan Co.                             1,530,511
       87,091  Trinseo PLC                            2,416,775
                                                ---------------
                                                     17,550,452
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.1%
       44,526  ABM Industries, Inc.                   2,088,715

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                  (CONTINUED)
       31,495  Brady Corp., Class A             $     1,684,038
      287,061  BrightView Holdings, Inc. (a)          2,282,135
       27,618  Brink's (The) Co.                      1,811,741
      213,868  CoreCivic, Inc. (a)                    2,275,555
       69,569  HNI Corp.                              2,210,207
       37,890  KAR Auction Services, Inc. (a)           551,678
       94,139  MillerKnoll, Inc.                      2,248,039
       33,417  Montrose Environmental Group,
                  Inc. (a)                            1,809,865
        5,124  UniFirst Corp.                         1,016,807
                                                ---------------
                                                     17,978,780
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.5%
       78,945  ADTRAN Holdings, Inc.                  1,489,692
       21,010  Clearfield, Inc. (a)                   1,501,375
      134,548  CommScope Holding Co.,
                  Inc. (a)                            1,130,203
      135,025  Extreme Networks, Inc. (a)             2,434,501
      293,450  Infinera Corp. (a)                     2,148,054
       30,419  NetScout Systems, Inc. (a)               976,450
       62,492  Viasat, Inc. (a)                       2,152,849
       94,094  Viavi Solutions, Inc. (a)              1,063,262
                                                ---------------
                                                     12,896,386
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.3%
       25,961  Ameresco, Inc., Class A (a)            1,673,706
       36,398  Arcosa, Inc.                           2,157,309
       15,848  Dycom Industries, Inc. (a)             1,511,424
       42,297  Granite Construction, Inc.             1,801,006
       10,741  MYR Group, Inc. (a)                    1,064,003
      112,686  Primoris Services Corp.                2,997,448
                                                ---------------
                                                     11,204,896
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.3%
       69,667  Summit Materials, Inc.,
                  Class A (d)                         2,289,258
                                                ---------------
               CONSUMER FINANCE -- 2.0%
       65,648  Bread Financial Holdings, Inc.         2,693,538
       51,571  Encore Capital Group, Inc. (a)         2,873,536
      125,023  Green Dot Corp., Class A (a)           2,260,416
      280,945  LendingClub Corp. (a)                  2,722,357
      120,235  Navient Corp.                          2,280,858
       21,794  Nelnet, Inc., Class A                  2,081,109
       58,551  PRA Group, Inc. (a)                    2,356,092
                                                ---------------
                                                     17,267,906
                                                ---------------
               CONTAINERS & PACKAGING -- 0.8%
      149,204  O-I Glass, Inc. (a)                    2,872,177
      217,634  Pactiv Evergreen, Inc.                 2,504,968
       53,475  TriMas Corp.                           1,646,495
                                                ---------------
                                                      7,023,640
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.5%
       27,857  Adtalem Global Education,
                  Inc. (a)                            1,063,580

Page 44                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED CONSUMER SERVICES
                  (CONTINUED)
       58,701  Chegg, Inc. (a)                  $     1,218,633
       41,797  Coursera, Inc. (a)                       666,662
       23,773  Frontdoor, Inc. (a)                      646,150
        3,274  Graham Holdings Co., Class B           2,138,937
       23,398  Grand Canyon Education,
                  Inc. (a)                            2,727,271
      102,799  Laureate Education, Inc.               1,128,733
       18,940  Strategic Education, Inc.              1,768,049
       15,808  Stride, Inc. (a)                         678,637
       46,868  Udemy, Inc. (a)                          587,725
                                                ---------------
                                                     12,624,377
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.4%
       71,064  Jackson Financial, Inc., Class A       3,129,659
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.1%
      371,778  Globalstar, Inc. (a)                     524,207
       65,061  Liberty Latin America Ltd.,
                  Class C (a)                           640,851
                                                ---------------
                                                      1,165,058
                                                ---------------
               ELECTRIC UTILITIES -- 0.2%
        7,024  MGE Energy, Inc.                         513,525
       16,844  Otter Tail Corp.                       1,080,542
                                                ---------------
                                                      1,594,067
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.7%
      127,900  Array Technologies, Inc. (a)           2,843,217
       51,722  Bloom Energy Corp., Class A (a)        1,289,429
       17,973  Encore Wire Corp.                      2,901,381
       13,393  EnerSys                                1,111,887
       57,663  Fluence Energy, Inc. (a)               1,391,985
      415,516  GrafTech International Ltd.            2,717,475
       80,172  Shoals Technologies Group,
                  Inc., Class A (a)                   2,235,997
                                                ---------------
                                                     14,491,371
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 2.9%
       23,057  Advanced Energy Industries,
                  Inc.                                2,138,306
       18,140  Badger Meter, Inc.                     2,102,426
       34,385  Belden, Inc.                           2,788,279
       37,631  CTS Corp.                              1,674,956
       44,667  ePlus, Inc. (a)                        2,223,523
       14,794  Insight Enterprises, Inc. (a)          1,667,580
       33,432  Methode Electronics, Inc.              1,596,044
       74,806  Mirion Technologies, Inc. (a)            594,708
       24,873  OSI Systems, Inc. (a)                  2,355,722
        9,608  Plexus Corp. (a)                         922,272
       34,524  Sanmina Corp. (a)                      2,103,547
      163,946  TTM Technologies, Inc. (a)             2,577,231
      114,619  Vishay Intertechnology, Inc.           2,623,629
                                                ---------------
                                                     25,368,223
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                  -- 2.8%
      220,251  Archrock, Inc.                   $     2,182,687
       49,191  Cactus, Inc., Class A                  2,661,725
      136,366  Expro Group Holdings N.V. (a)          2,575,954
      154,424  Liberty Energy, Inc.                   2,444,532
       15,964  Nabors Industries Ltd. (a)             2,834,249
      267,567  NexTier Oilfield Solutions,
                  Inc. (a)                            2,520,481
      278,101  RPC, Inc.                              2,758,762
      542,175  Transocean Ltd. (a)                    3,654,259
       48,553  Weatherford International
                  PLC (a)                             2,761,695
                                                ---------------
                                                     24,394,344
                                                ---------------
               ENTERTAINMENT -- 0.6%
       57,097  Cinemark Holdings, Inc. (a)              681,738
       21,991  Madison Square Garden
                  Entertainment Corp. (a)             1,149,909
        8,091  Madison Square Garden Sports
                  Corp.                               1,471,268
       21,649  World Wrestling Entertainment,
                  Inc., Class A                       1,831,938
                                                ---------------
                                                      5,134,853
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 6.0%
       68,915  Acadia Realty Trust                    1,070,250
       52,799  Alexander & Baldwin, Inc.              1,057,036
       55,977  American Assets Trust, Inc.            1,593,105
      347,235  Apartment Investment and
                  Management Co., Class A             2,607,735
      321,603  Brandywine Realty Trust                2,109,716
       38,123  Corporate Office Properties
                  Trust                               1,070,113
      241,496  DiamondRock Hospitality Co.            2,325,606
       27,779  Elme Communities                         533,357
       73,362  Empire State Realty Trust, Inc.,
                  Class A                               611,839
       39,605  Equity Commonwealth                    1,010,720
       42,136  Essential Properties Realty
                  Trust, Inc.                         1,073,625
       43,823  Getty Realty Corp.                     1,596,472
      157,347  Global Net Lease, Inc.                 2,352,338
      203,275  Hudson Pacific Properties, Inc.        2,315,302
       20,890  InvenTrust Properties Corp.              519,534
      324,027  iStar, Inc.                            3,006,971
       78,155  JBG SMITH Properties                   1,574,042
      246,739  LXP Industrial Trust                   2,849,835
       43,913  Macerich (The) Co.                       603,365
       18,938  National Health Investors, Inc.        1,114,123
       22,723  NexPoint Residential Trust, Inc.       1,147,511
       59,646  Outfront Media, Inc.                   1,186,955
      332,972  Paramount Group, Inc.                  2,147,669
      110,784  Pebblebrook Hotel Trust                1,816,858
      269,609  Piedmont Office Realty Trust,
                  Inc., Class A                       2,857,855
      186,766  RLJ Lodging Trust                      2,347,649
       36,198  SITE Centers Corp.                       494,103
       29,328  SL Green Realty Corp. (c)              1,206,847

                        See Notes to Financial Statements                Page 45


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
      255,934  Sunstone Hotel Investors, Inc.   $     2,812,715
       82,686  Tanger Factory Outlet Centers,
                  Inc.                                1,580,129
      105,279  Urban Edge Properties                  1,658,144
       31,040  Veris Residential, Inc. (a)              536,992
       75,032  Xenia Hotels & Resorts, Inc.           1,117,977
                                                ---------------
                                                     51,906,488
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.7%
       70,658  Andersons (The), Inc.                  2,598,801
       59,431  Chefs' Warehouse (The), Inc. (a)       2,272,047
       25,630  Ingles Markets, Inc., Class A          2,434,850
       24,406  PriceSmart, Inc.                       1,813,610
       45,826  Sprouts Farmers Market, Inc. (a)       1,464,141
       51,094  United Natural Foods, Inc. (a)         2,126,532
       24,035  Weis Markets, Inc.                     2,075,182
                                                ---------------
                                                     14,785,163
                                                ---------------
               FOOD PRODUCTS -- 1.8%
       88,693  B&G Foods, Inc. (c)                    1,243,476
       36,323  Cal-Maine Foods, Inc.                  2,078,402
       75,520  Fresh Del Monte Produce, Inc.          2,159,872
       91,680  Hain Celestial Group (The),
                  Inc. (a)                            1,881,273
       66,105  Hostess Brands, Inc. (a)               1,529,009
        3,302  J & J Snack Foods Corp.                  473,176
       26,004  Simply Good Foods (The)
                  Co. (a)                               943,945
       34,410  Sovos Brands, Inc. (a)                   466,600
       46,462  Tootsie Roll Industries, Inc.          2,078,245
       10,014  TreeHouse Foods, Inc. (a)                484,978
      124,707  Utz Brands, Inc.                       2,077,619
                                                ---------------
                                                     15,416,595
                                                ---------------
               GAS UTILITIES -- 0.3%
        4,184  Chesapeake Utilities Corp.               527,519
       41,560  Northwest Natural Holding Co.          2,083,818
                                                ---------------
                                                      2,611,337
                                                ---------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 1.6%
       11,141  AtriCure, Inc. (a)                       482,183
       54,819  Avanos Medical, Inc. (a)               1,679,654
       15,816  Axonics, Inc. (a)                        971,102
       27,717  Enovis Corp. (a)                       1,744,785
       14,445  Integer Holdings Corp. (a)               950,625
       28,007  Merit Medical Systems, Inc. (a)        1,998,299
       32,467  Neogen Corp. (a)                         695,119
       77,624  Paragon 28, Inc. (a)                   1,307,964
       47,613  PROCEPT BioRobotics
                  Corp. (a)                           1,851,670
       37,424  Silk Road Medical, Inc. (a)            2,034,369
                                                ---------------
                                                     13,715,770
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.9%
       77,179  AdaptHealth Corp. (a)                  1,653,946
        4,970  Addus HomeCare Corp. (a)                 534,374

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES
                  (CONTINUED)
       30,317  Agiliti, Inc. (a)                $       559,349
       84,092  Alignment Healthcare, Inc. (a)         1,038,536
       33,421  Apollo Medical Holdings,
                  Inc. (a)                            1,191,125
        3,403  CorVel Corp. (a)                         606,279
      385,697  Hims & Hers Health, Inc. (a)           3,193,571
      100,094  LifeStance Health Group,
                  Inc. (a) (c)                          528,496
       53,513  NeoGenomics, Inc. (a)                    635,734
      395,571  OPKO Health, Inc. (a)                    510,287
      101,273  Owens & Minor, Inc. (a)                1,999,129
       52,921  Patterson Cos., Inc.                   1,597,685
       99,824  Pediatrix Medical Group,
                  Inc. (a)                            1,532,298
       15,874  Progyny, Inc. (a)                        545,907
        6,102  US Physical Therapy, Inc.                605,013
                                                ---------------
                                                     16,731,729
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.4%
       17,609  Evolent Health, Inc.,
                  Class A (a)                           567,362
       61,120  Phreesia, Inc. (a)                     2,291,389
       56,061  Veradigm, Inc. (a)                     1,004,052
                                                ---------------
                                                      3,862,803
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.0%
       49,151  Bloomin' Brands, Inc.                  1,191,912
      183,406  Bowlero Corp. (a) (c)                  2,521,833
       77,478  Brinker International, Inc. (a)        3,057,282
       15,594  Cheesecake Factory (The), Inc.           612,065
       15,657  Cracker Barrel Old Country
                  Store, Inc.                         1,747,008
       55,809  Dave & Buster's Entertainment,
                  Inc. (a)                            2,419,320
       15,308  Dine Brands Global, Inc.               1,183,462
       34,457  Everi Holdings, Inc. (a)                 598,518
       26,442  Golden Entertainment, Inc. (a)         1,044,459
       21,741  Jack in the Box, Inc.                  1,651,881
       41,343  Life Time Group Holdings,
                  Inc. (a)                              776,835
       32,154  Monarch Casino & Resort,
                  Inc. (a)                            2,463,639
       49,434  Red Rock Resorts, Inc., Class A        2,225,024
       63,801  Six Flags Entertainment
                  Corp. (a)                           1,713,057
      163,297  Target Hospitality Corp. (a)           2,507,425
                                                ---------------
                                                     25,713,720
                                                ---------------
               HOUSEHOLD DURABLES -- 3.9%
        8,742  Cavco Industries, Inc. (a)             2,326,246
       49,437  Century Communities, Inc.              3,025,544
      102,036  Green Brick Partners, Inc. (a)         3,183,523
       13,375  Helen of Troy Ltd. (a)                 1,512,846
       17,330  Installed Building Products,
                  Inc.                                1,907,860
       77,624  KB Home                                2,984,643
      108,340  La-Z-Boy, Inc.                         3,080,106
       26,699  LGI Homes, Inc. (a)                    3,039,681
       78,238  M.D.C. Holdings, Inc.                  2,954,267
       53,537  M/I Homes, Inc. (a)                    3,201,513

Page 46                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD DURABLES (CONTINUED)
       26,815  Meritage Homes Corp. (a)         $     2,887,707
       29,258  Sonos, Inc. (a)                          539,518
      132,992  Tri Pointe Homes, Inc. (a)             2,937,793
                                                ---------------
                                                     33,581,247
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
       55,247  Central Garden & Pet Co.,
                  Class A (a)                         2,189,439
        8,116  Spectrum Brands Holdings, Inc.           550,914
                                                ---------------
                                                      2,740,353
                                                ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.2%
       89,657  Montauk Renewables, Inc. (a)             996,089
       27,455  Sunnova Energy International,
                  Inc. (a)                              534,824
                                                ---------------
                                                      1,530,913
                                                ---------------
               INSURANCE -- 1.6%
       38,577  Brighthouse Financial, Inc. (a)        2,170,728
       39,337  BRP Group, Inc., Class A (a)           1,127,005
       86,558  CNO Financial Group, Inc.              2,229,734
        2,140  Enstar Group Ltd. (a)                    518,522
      467,357  Genworth Financial, Inc.,
                  Class A (a)                         2,579,811
       13,232  Horace Mann Educators Corp.              471,191
       56,608  ProAssurance Corp.                     1,097,629
       11,737  Safety Insurance Group, Inc.             990,485
       57,858  Stewart Information Services
                  Corp.                               2,763,877
                                                ---------------
                                                     13,948,982
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.5%
       35,294  Cargurus, Inc. (a)                       622,939
       18,759  Shutterstock, Inc.                     1,411,990
       36,171  Yelp, Inc. (a)                         1,139,748
       60,227  ZipRecruiter, Inc., Class A (a)        1,182,858
                                                ---------------
                                                      4,357,535
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.1%
       51,081  Overstock.com, Inc. (a)                1,236,671
                                                ---------------
               IT SERVICES -- 1.6%
      149,234  AvidXchange Holdings, Inc. (a)         1,659,482
        8,645  CSG Systems International,
                  Inc.                                  515,847
       15,270  EVERTEC, Inc.                            564,074
       40,414  Flywire Corp. (a)                      1,089,965
      133,399  Kyndryl Holdings, Inc. (a)             1,786,213
      129,554  Remitly Global, Inc. (a)               1,562,421
      320,042  Sabre Corp. (a)                        2,179,486
       44,204  Shift4 Payments, Inc.,
                  Class A (a)                         2,830,824
       22,304  Squarespace, Inc., Class A (a)           529,051
       71,506  Verra Mobility Corp. (a)               1,103,338
                                                ---------------
                                                     13,820,701
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               LEISURE PRODUCTS -- 0.7%
       46,385  Malibu Boats, Inc., Class A (a)  $     2,810,467
      101,449  Vista Outdoor, Inc. (a)                2,977,528
                                                ---------------
                                                      5,787,995
                                                ---------------
               MACHINERY -- 3.2%
       10,476  Alamo Group, Inc.                      1,639,180
        5,016  Albany International Corp.,
                  Class A                               562,544
       24,208  Barnes Group, Inc.                     1,071,446
       24,132  Energy Recovery, Inc. (a)                534,041
       97,144  Enerpac Tool Group Corp.               2,578,202
       18,197  EnPro Industries, Inc.                 2,203,111
       11,297  ESCO Technologies, Inc.                1,112,077
       21,281  Federal Signal Corp.                   1,133,213
        9,083  Helios Technologies, Inc.                599,478
       34,764  Hillenbrand, Inc.                      1,629,041
      137,161  Hillman Solutions Corp. (a)            1,316,746
        5,567  Kadant, Inc.                           1,134,388
       82,205  Kennametal, Inc.                       2,342,842
       12,145  Lindsay Corp.                          1,902,150
       91,908  Mueller Water Products, Inc.,
                  Class A                             1,162,636
       77,472  Proto Labs, Inc. (a)                   2,370,643
        7,531  SPX Technologies, Inc. (a)               564,900
       16,061  Tennant Co.                            1,126,358
       34,724  Terex Corp.                            1,769,882
       33,444  Trinity Industries, Inc.                 962,184
                                                ---------------
                                                     27,715,062
                                                ---------------
               MEDIA -- 1.7%
    1,188,615  Advantage Solutions, Inc. (a)          3,078,513
      214,984  Altice USA, Inc., Class A (a)          1,053,422
      220,940  Gray Television, Inc.                  2,863,382
       56,253  Integral Ad Science Holding
                  Corp. (a)                             578,281
       37,030  John Wiley & Sons, Inc.,
                  Class A                             1,695,974
       50,123  Scholastic Corp.                       2,217,441
      271,385  WideOpenWest, Inc. (a)                 3,118,214
                                                ---------------
                                                     14,605,227
                                                ---------------
               METALS & MINING -- 1.9%
       16,888  Alpha Metallurgical Resources,
                  Inc.                                2,717,786
       70,104  Arconic Corp. (a)                      1,648,145
       82,797  ATI, Inc. (a)                          3,012,983
       13,386  Carpenter Technology Corp.               646,410
       88,932  Hecla Mining Co.                         548,710
        6,510  Kaiser Aluminum Corp.                    569,755
       22,601  Materion Corp.                         2,039,740
       71,372  Warrior Met Coal, Inc.                 2,703,571
       39,788  Worthington Industries, Inc.           2,262,744
                                                ---------------
                                                     16,149,844
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.6%
      183,815  Apollo Commercial Real Estate
                  Finance, Inc.                       2,237,029
       74,975  Arbor Realty Trust, Inc.               1,119,377

                        See Notes to Financial Statements                Page 47


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       89,902  Chimera Investment Corp.         $       655,386
      134,456  Claros Mortgage Trust, Inc.            2,250,793
       38,330  Franklin BSP Realty Trust, Inc.          555,785
      106,260  KKR Real Estate Finance Trust,
                  Inc.                                1,692,722
      196,997  Ladder Capital Corp.                   2,206,366
      150,598  MFA Financial, Inc.                    1,790,610
      193,150  New York Mortgage Trust, Inc.            602,628
       39,908  PennyMac Mortgage Investment
                  Trust                                 608,597
                                                ---------------
                                                     13,719,293
                                                ---------------
               MULTILINE RETAIL -- 0.4%
        6,119  Dillard's, Inc., Class A               2,406,664
       41,516  Franchise Group, Inc. (c)              1,282,429
                                                ---------------
                                                      3,689,093
                                                ---------------
               MULTI-UTILITIES -- 0.3%
       33,455  Avista Corp.                           1,334,855
       24,998  NorthWestern Corp.                     1,419,886
                                                ---------------
                                                      2,754,741
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 4.5%
       17,315  Arch Resources, Inc.                   2,562,966
       39,994  Callon Petroleum Co. (a)               1,701,745
      146,812  CNX Resources Corp. (a)                2,456,165
       38,036  CONSOL Energy, Inc.                    2,199,622
       78,888  CVR Energy, Inc.                       2,619,082
       91,568  Delek US Holdings, Inc.                2,450,360
      173,740  Earthstone Energy, Inc.,
                  Class A (a)                         2,414,986
       26,859  Gulfport Energy Corp. (a)              1,830,441
       66,783  International Seaways, Inc.            2,593,852
       29,895  Kinetik Holdings, Inc. (c)               935,414
      388,729  Kosmos Energy Ltd. (a)                 3,074,846
       80,218  Northern Oil and Gas, Inc.             2,688,907
       93,578  Peabody Energy Corp. (a)               2,609,890
      263,013  Permian Resources Corp.                2,858,951
      130,949  Talos Energy, Inc. (a)                 2,594,100
       19,232  Vital Energy, Inc. (a)                 1,082,377
       72,369  World Fuel Services Corp.              2,048,043
                                                ---------------
                                                     38,721,747
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.1%
       10,176  Sylvamo Corp.                            483,665
                                                ---------------
               PERSONAL PRODUCTS -- 1.5%
       38,570  BellRing Brands, Inc. (a)              1,093,845
       38,490  Edgewell Personal Care Co.             1,649,681
       44,707  elf Beauty, Inc. (a)                   2,572,888
       99,690  Herbalife Nutrition Ltd. (a)           1,751,553
       20,492  Inter Parfums, Inc.                    2,422,564
        4,286  Medifast, Inc.                           477,675
       11,728  Nu Skin Enterprises, Inc.,
                  Class A                               502,897

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               PERSONAL PRODUCTS (CONTINUED)
       37,177  USANA Health Sciences,
                  Inc. (a)                      $     2,172,624
                                                ---------------
                                                     12,643,727
                                                ---------------
               PHARMACEUTICALS -- 0.7%
       17,647  Amphastar Pharmaceuticals,
                  Inc. (a)                              533,998
       24,346  Corcept Therapeutics, Inc. (a)           556,550
       35,896  Harmony Biosciences Holdings,
                  Inc. (a)                            1,729,110
        7,403  Ligand Pharmaceuticals, Inc. (a)         515,989
       23,697  Prestige Consumer Healthcare,
                  Inc. (a)                            1,558,315
       67,182  SIGA Technologies, Inc.                  492,444
       13,862  Supernus Pharmaceuticals,
                  Inc. (a)                              568,481
                                                ---------------
                                                      5,954,887
                                                ---------------
               PROFESSIONAL SERVICES -- 1.2%
       42,217  CBIZ, Inc. (a)                         2,009,107
      114,107  First Advantage Corp. (a)              1,583,805
       41,692  HireRight Holdings Corp. (a)             476,957
       34,054  Huron Consulting Group, Inc. (a)       2,317,034
        9,984  ICF International, Inc.                1,020,265
       18,036  Kforce, Inc.                           1,012,361
       11,211  NV5 Global, Inc. (a)                   1,494,314
       31,962  Sterling Check Corp. (a)                 445,870
                                                ---------------
                                                     10,359,713
                                                ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 1.3%
      386,905  Anywhere Real Estate, Inc. (a)         3,280,954
       89,253  eXp World Holdings, Inc. (c)           1,391,454
       71,765  Marcus & Millichap, Inc.               2,600,764
      310,203  Newmark Group, Inc., Class A           2,658,440
       25,586  St. Joe (The) Co.                      1,205,101
                                                ---------------
                                                     11,136,713
                                                ---------------
               ROAD & RAIL -- 1.4%
       21,179  ArcBest Corp.                          1,767,388
      161,168  Heartland Express, Inc.                2,710,846
       99,993  Marten Transport Ltd.                  2,208,845
      105,655  Schneider National, Inc.,
                  Class B                             2,799,857
       61,409  Werner Enterprises, Inc.               2,884,381
                                                ---------------
                                                     12,371,317
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.8%
       12,027  Ambarella, Inc. (a)                    1,080,506
       31,153  Axcelis Technologies, Inc. (a)         3,425,272
       61,711  Cohu, Inc. (a)                         2,226,533
       22,644  Impinj, Inc. (a)                       2,938,738
       14,565  MaxLinear, Inc. (a)                      600,078
       88,140  Photronics, Inc. (a)                   1,597,097
       69,021  Rambus, Inc. (a)                       2,793,280
       29,832  Ultra Clean Holdings, Inc. (a)         1,003,847
                                                ---------------
                                                     15,665,351
                                                ---------------

Page 48                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE -- 3.0%
       64,496  ACI Worldwide, Inc. (a)          $     1,801,373
      208,635  Adeia, Inc.                            2,284,553
       24,991  Agilysys, Inc. (a)                     2,088,248
       33,891  Alkami Technology, Inc. (a)              554,796
        9,759  Alteryx, Inc., Class A (a)               541,527
        9,384  Appfolio, Inc., Class A (a)            1,054,105
       16,802  Blackbaud, Inc. (a)                    1,045,253
       72,106  Clear Secure, Inc., Class A            2,263,407
       15,738  CommVault Systems, Inc. (a)              979,376
       32,445  Digital Turbine, Inc. (a)                563,245
       84,236  E2open Parent Holdings, Inc. (a)         581,229
       33,614  Freshworks, Inc., Class A (a)            543,875
        9,994  InterDigital, Inc.                       699,080
       42,190  LiveRamp Holdings, Inc. (a)            1,129,004
       70,638  Momentive Global, Inc. (a)               544,619
       96,199  N-able, Inc. (a)                         987,964
       56,944  Nutanix, Inc., Class A (a)             1,587,029
       37,234  PagerDuty, Inc. (a)                    1,109,201
      107,120  PowerSchool Holdings, Inc.,
                  Class A (a)                         2,412,342
       29,403  Progress Software Corp.                1,559,535
       39,780  Samsara, Inc., Class A (a)               542,599
       11,778  Workiva, Inc. (a)                      1,019,150
                                                ---------------
                                                     25,891,510
                                                ---------------
               SPECIALTY RETAIL -- 2.6%
      106,260  American Eagle Outfitters, Inc.        1,715,036
       15,818  Boot Barn Holdings, Inc. (a)           1,320,645
       32,710  Buckle (The), Inc.                     1,439,240
       65,422  Foot Locker, Inc.                      2,846,511
       13,707  Group 1 Automotive, Inc.               2,931,242
       21,879  Monro, Inc.                            1,113,641
       12,757  National Vision Holdings,
                  Inc. (a)                              524,313
       10,857  ODP (The) Corp. (a)                      560,221
       43,855  Rent-A-Center, Inc.                    1,179,261
      118,482  Sally Beauty Holdings, Inc. (a)        1,845,949
       29,086  Signet Jewelers Ltd.                   2,234,096
      103,661  Urban Outfitters, Inc. (a)             2,839,275
       41,459  Victoria's Secret & Co. (a)            1,747,497
       36,654  Warby Parker, Inc.,
                  Class A (a) (c)                       591,962
                                                ---------------
                                                     22,888,889
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.4%
       37,191  Avid Technology, Inc. (a)              1,127,259
       30,114  Super Micro Computer, Inc. (a)         2,178,146
       33,868  Xerox Holdings Corp.                     554,758
                                                ---------------
                                                      3,860,163
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.6%
       19,882  Carter's, Inc.                         1,657,562
       49,458  Kontoor Brands, Inc.                   2,362,114
       95,580  Levi Strauss & Co., Class A            1,758,672

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS
                  (CONTINUED)
       21,226  Oxford Industries, Inc.          $     2,488,112
       61,885  Steven Madden Ltd.                     2,218,577
      226,196  Wolverine World Wide, Inc.             3,648,542
                                                ---------------
                                                     14,133,579
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.8%
       38,812  Axos Financial, Inc. (a)               1,867,633
      171,490  Capitol Federal Financial, Inc.        1,435,371
       22,870  Columbia Financial, Inc. (a)             453,970
       61,607  Mr. Cooper Group, Inc. (a)             2,833,306
      118,293  NMI Holdings, Inc., Class A (a)        2,747,946
       43,635  PennyMac Financial Services,
                  Inc.                                2,941,872
       92,597  Provident Financial Services,
                  Inc.                                2,172,326
       21,811  WSFS Financial Corp.                   1,053,689
                                                ---------------
                                                     15,506,113
                                                ---------------
               TOBACCO -- 0.5%
       37,453  Universal Corp.                        2,036,319
      166,766  Vector Group Ltd.                      2,159,620
                                                ---------------
                                                      4,195,939
                                                ---------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 2.0%
       36,003  Boise Cascade Co.                      2,699,145
      312,952  Custom Truck One Source,
                  Inc. (a)                            2,215,700
       49,645  GMS, Inc. (a)                          2,944,941
       32,674  H&E Equipment Services, Inc.           1,662,780
       10,015  McGrath RentCorp                         996,893
      155,736  NOW, Inc. (a)                          2,186,534
       47,290  Rush Enterprises, Inc., Class A        2,544,675
       16,250  Veritiv Corp.                          2,031,900
                                                ---------------
                                                     17,282,568
                                                ---------------
               WATER UTILITIES -- 0.4%
       10,685  American States Water Co.              1,006,207
        8,154  California Water Service Group           498,780
       24,361  SJW Group                              1,885,785
                                                ---------------
                                                      3,390,772
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.8%
       67,001  Gogo, Inc. (a)                         1,123,607
      235,683  Telephone and Data Systems,
                  Inc.                                3,151,081
      118,576  United States Cellular Corp. (a)       2,900,369
                                                ---------------
                                                      7,175,057
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                         864,116,893
               (Cost $777,972,943)              ---------------

                        See Notes to Financial Statements                Page 49


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.8%
    6,405,267  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  4.24% (e) (f)                 $     6,405,267
      726,259  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 4.12% (e)                     726,259
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.8%                             7,131,526
               (Cost $7,131,526)                ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$   1,218,615  BNP Paribas S.A., 4.21% (e),
                  dated 01/31/23, due 02/01/23,
                  with a maturity value of
                  $1,218,758. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.13%, due 05/15/25.
                  The value of the collateral
                  including accrued interest is
                  $1,244,127. (f)                     1,218,615
               (Cost $1,218,615)                ---------------

               TOTAL INVESTMENTS -- 100.9%          872,467,034
               (Cost $786,323,084)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.9)%              (8,043,825)
                                                ---------------
               NET ASSETS -- 100.0%             $   864,423,209
                                                ===============

(a)   Non-income producing security.

(b)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.

(c)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $7,576,410 and the total value of the collateral held by the Fund is $7,623,882.

(d)   Non-income producing security which makes payment in-kind ("PIK")
      distributions. For the six months ended January 31, 2023, the Fund received 1,311 PIK shares of Summit Materials, Inc.

(e)   Rate shown reflects yield as of January 31, 2023.

(f)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     7,576,410
Non-cash Collateral(2)                               (7,576,410)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At January 31, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     1,218,615
Non-cash Collateral(4)                               (1,218,615)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 50                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                     LEVEL 2       LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    1/31/2023         PRICES         INPUTS         INPUTS
                                                  -----------------------------------------------------------
Common Stocks*..................................  $  864,116,893  $  864,116,893  $          --  $         --
Money Market Funds..............................       7,131,526       7,131,526             --            --
Repurchase Agreements...........................       1,218,615              --      1,218,615            --
                                                  -----------------------------------------------------------
Total Investments...............................  $  872,467,034  $  871,248,419  $   1,218,615  $         --
                                                  ===========================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 51


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.6%
               AEROSPACE & DEFENSE -- 1.3%
       17,283  General Dynamics Corp.           $     4,027,976
       10,027  L3Harris Technologies, Inc.            2,154,000
        4,291  Lockheed Martin Corp.                  1,987,849
       20,685  Raytheon Technologies Corp.            2,065,397
       88,451  Textron, Inc.                          6,443,655
                                                ---------------
                                                     16,678,877
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 1.6%
       82,520  Expeditors International of
                  Washington, Inc.                    8,924,538
       61,890  FedEx Corp.                           11,997,995
                                                ---------------
                                                     20,922,533
                                                ---------------
               AIRLINES -- 0.5%
      185,996  Southwest Airlines Co.                 6,653,077
                                                ---------------
               AUTOMOBILES -- 1.9%
      921,710  Ford Motor Co.                        12,452,302
      318,655  General Motors Co.                    12,529,515
                                                ---------------
                                                     24,981,817
                                                ---------------
               BANKS -- 9.1%
      189,084  Bank of America Corp.                  6,708,700
      189,602  Citigroup, Inc.                        9,901,017
      217,820  Citizens Financial Group, Inc.         9,435,962
      190,870  Fifth Third Bancorp                    6,926,672
       35,178  First Republic Bank                    4,955,877
      444,147  Huntington Bancshares, Inc.            6,737,710
       46,699  JPMorgan Chase & Co.                   6,535,992
      492,285  KeyCorp                                9,446,949
       43,172  M&T Bank Corp.                         6,734,832
       39,651  PNC Financial Services Group
                  (The), Inc.                         6,559,465
      290,466  Regions Financial Corp.                6,837,570
       37,265  SVB Financial Group (a)               11,270,427
      199,293  Truist Financial Corp.                 9,843,081
      143,601  U.S. Bancorp                           7,151,330
      207,691  Wells Fargo & Co.                      9,734,477
                                                ---------------
                                                    118,780,061
                                                ---------------
               BEVERAGES -- 0.2%
       58,539  Keurig Dr Pepper, Inc.                 2,065,256
                                                ---------------
               BIOTECHNOLOGY -- 1.5%
       30,967  Biogen, Inc. (a)                       9,008,300
       59,678  Moderna, Inc. (a)                     10,506,909
                                                ---------------
                                                     19,515,209
                                                ---------------
               BUILDING PRODUCTS -- 1.1%
      207,894  Carrier Global Corp.                   9,465,414
       32,617  Johnson Controls International
                  PLC                                 2,269,165
       12,418  Trane Technologies PLC                 2,224,312
                                                ---------------
                                                     13,958,891
                                                ---------------
               CAPITAL MARKETS -- 5.6%
      188,391  Bank of New York Mellon (The)
                  Corp.                               9,526,933
        2,946  BlackRock, Inc.                        2,236,633
      359,232  Carlyle Group (The), Inc.             12,921,575

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
      406,351  Franklin Resources, Inc.         $    12,678,151
       24,975  Goldman Sachs Group (The),
                  Inc.                                9,136,105
       73,660  Morgan Stanley                         7,169,328
       19,537  Raymond James Financial, Inc.          2,203,187
       80,732  State Street Corp.                     7,373,253
       78,631  T. Rowe Price Group, Inc.              9,158,153
                                                ---------------
                                                     72,403,318
                                                ---------------
               CHEMICALS -- 6.3%
       28,877  Albemarle Corp.                        8,127,431
      104,845  Celanese Corp.                        12,916,904
      212,731  Dow, Inc.                             12,625,585
      124,955  DuPont de Nemours, Inc.                9,240,422
      131,624  Eastman Chemical Co.                  11,605,288
      129,103  LyondellBasell Industries N.V.,
                  Class A                            12,482,969
       16,602  PPG Industries, Inc.                   2,163,905
      104,541  Westlake Corp.                        12,832,408
                                                ---------------
                                                     81,994,912
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.3%
       90,005  Cisco Systems, Inc.                    4,380,543
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.5%
       12,687  Martin Marietta Materials, Inc.        4,562,753
       11,922  Vulcan Materials Co.                   2,185,660
                                                ---------------
                                                      6,748,413
                                                ---------------
               CONSUMER FINANCE -- 3.1%
       14,129  American Express Co.                   2,471,586
      115,313  Capital One Financial Corp.           13,722,247
      109,571  Discover Financial Services           12,790,223
      326,216  Synchrony Financial                   11,981,913
                                                ---------------
                                                     40,965,969
                                                ---------------
               CONTAINERS & PACKAGING -- 2.6%
       23,689  Avery Dennison Corp.                   4,487,644
       83,845  Ball Corp.                             4,883,133
      309,542  International Paper Co.               12,945,047
       83,806  Packaging Corp. of America            11,959,116
                                                ---------------
                                                     34,274,940
                                                ---------------
               DISTRIBUTORS -- 0.7%
      160,563  LKQ Corp.                              9,466,794
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.8%
      582,266  AT&T, Inc.                            11,860,758
      272,068  Verizon Communications, Inc.          11,309,867
                                                ---------------
                                                     23,170,625
                                                ---------------
               ELECTRIC UTILITIES -- 6.4%
      113,429  Alliant Energy Corp.                   6,128,569
       65,954  American Electric Power Co.,
                  Inc.                                6,197,038
       60,806  Duke Energy Corp.                      6,229,575
       98,436  Edison International                   6,782,240
       76,229  Entergy Corp.                          8,254,076
      136,273  Evergy, Inc.                           8,537,503
       74,694  Eversource Energy                      6,149,557

Page 52                 See Notes to Financial Statements


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRIC UTILITIES (CONTINUED)
      198,373  Exelon Corp.                     $     8,369,357
      102,236  FirstEnergy Corp.                      4,186,564
      527,406  PG&E Corp. (a)                         8,385,755
      214,322  PPL Corp.                              6,343,931
       60,045  Southern (The) Co.                     4,063,846
       61,157  Xcel Energy, Inc.                      4,205,767
                                                ---------------
                                                     83,833,778
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.6%
       14,940  AMETEK, Inc.                           2,165,105
       13,301  Eaton Corp. PLC                        2,157,555
       44,637  Emerson Electric Co.                   4,027,150
                                                ---------------
                                                      8,349,810
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.7%
       74,700  TE Connectivity Ltd.                   9,498,105
       10,721  Teledyne Technologies, Inc. (a)        4,548,492
       84,806  Trimble, Inc. (a)                      4,923,836
        8,140  Zebra Technologies Corp.,
                  Class A (a)                         2,573,705
                                                ---------------
                                                     21,544,138
                                                ---------------
               ENTERTAINMENT -- 1.2%
       17,085  Electronic Arts, Inc.                  2,198,498
       29,081  Netflix, Inc. (a)                     10,290,603
       24,027  Walt Disney (The) Co. (a)              2,606,689
                                                ---------------
                                                     15,095,790
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 2.7%
       14,330  Alexandria Real Estate Equities,
                  Inc.                                2,303,404
      126,895  Boston Properties, Inc.                9,458,753
      145,350  Equity Residential                     9,251,528
      249,798  Healthpeak Properties, Inc.            6,864,449
      202,447  Kimco Realty Corp.                     4,546,960
       46,336  Ventas, Inc.                           2,400,668
                                                ---------------
                                                     34,825,762
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.5%
      192,364  Kroger (The) Co.                       8,585,205
      286,924  Walgreens Boots Alliance, Inc.        10,576,019
                                                ---------------
                                                     19,161,224
                                                ---------------
               FOOD PRODUCTS -- 4.2%
       92,359  Archer-Daniels-Midland Co.             7,651,943
      107,444  Bunge Ltd.                            10,647,700
       36,783  Campbell Soup Co.                      1,910,141
       53,939  Conagra Brands, Inc.                   2,005,992
       51,138  General Mills, Inc.                    4,007,174
       94,134  Hormel Foods Corp.                     4,265,212
       27,058  J.M. Smucker (The) Co.                 4,134,462
       60,190  Kellogg Co.                            4,127,830
       51,277  Kraft Heinz (The) Co.                  2,078,257
       31,319  Mondelez International, Inc.,
                  Class A                             2,049,515
      172,202  Tyson Foods, Inc., Class A            11,322,282
                                                ---------------
                                                     54,200,508
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               GAS UTILITIES -- 0.5%
       55,880  Atmos Energy Corp.               $     6,568,135
                                                ---------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 0.9%
        9,898  Align Technology, Inc. (a)             2,669,787
        6,313  Cooper (The) Cos., Inc.                2,202,795
       80,578  Medtronic PLC                          6,743,573
                                                ---------------
                                                     11,616,155
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.4%
       52,284  Centene Corp. (a)                      3,986,132
       18,900  Cigna Corp.                            5,985,063
       22,401  CVS Health Corp.                       1,976,216
        8,359  Elevance Health, Inc.                  4,179,416
       26,098  HCA Healthcare, Inc.                   6,656,817
        4,075  Humana, Inc.                           2,085,178
       45,521  Laboratory Corp. of America
                  Holdings                           11,476,755
       54,817  Quest Diagnostics, Inc.                8,139,228
                                                ---------------
                                                     44,484,805
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.8%
      255,760  MGM Resorts International             10,591,022
                                                ---------------
               HOUSEHOLD DURABLES -- 3.1%
      120,256  D.R. Horton, Inc.                     11,868,065
       67,857  Garmin Ltd.                            6,709,700
      118,448  Lennar Corp., Class A                 12,129,075
        1,860  NVR, Inc. (a)                          9,802,200
                                                ---------------
                                                     40,509,040
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.2%
       15,377  Kimberly-Clark Corp.                   1,999,164
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.6%
       71,512  3M Co.                                 8,229,601
                                                ---------------
               INSURANCE -- 4.0%
      119,206  Aflac, Inc.                            8,761,641
      169,504  American International Group,
                  Inc.                               10,716,043
       68,299  Arch Capital Group Ltd. (a)            4,395,041
       19,435  Chubb Ltd.                             4,421,268
       82,584  Hartford Financial Services
                  Group (The), Inc.                   6,409,344
      107,362  Loews Corp.                            6,600,616
       74,623  Principal Financial Group, Inc.        6,906,359
       22,869  Travelers (The) Cos., Inc.             4,370,723
                                                ---------------
                                                     52,581,035
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.0%
       89,077  Meta Platforms, Inc.,
                  Class A (a)                        13,269,801
                                                ---------------
               IT SERVICES -- 2.6%
       50,863  Akamai Technologies, Inc. (a)          4,524,264
      149,948  Cognizant Technology Solutions
                  Corp., Class A                     10,009,029
        6,370  EPAM Systems, Inc. (a)                 2,118,980
       42,425  Fiserv, Inc. (a)                       4,525,899

                        See Notes to Financial Statements                Page 53


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               IT SERVICES (CONTINUED)
       43,172  Global Payments, Inc.            $     4,866,348
      120,294  SS&C Technologies Holdings,
                  Inc.                                7,259,743
                                                ---------------
                                                     33,304,263
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.4%
       19,678  Charles River Laboratories
                  International, Inc. (a)             4,786,673
                                                ---------------
               MACHINERY -- 3.6%
       17,899  Caterpillar, Inc.                      4,515,739
       17,697  Cummins, Inc.                          4,416,109
       46,247  Dover Corp.                            7,021,682
       32,490  Fortive Corp.                          2,210,295
       86,647  PACCAR, Inc.                           9,471,383
        7,174  Parker-Hannifin Corp.                  2,338,724
      142,700  Stanley Black & Decker, Inc.          12,744,537
       42,960  Westinghouse Air Brake
                  Technologies Corp.                  4,459,678
                                                ---------------
                                                     47,178,147
                                                ---------------
               MEDIA -- 3.3%
       18,468  Charter Communications, Inc.,
                  Class A (a)                         7,097,437
      179,082  Comcast Corp., Class A                 7,046,877
      352,964  Fox Corp., Class A                    11,979,598
       25,591  Omnicom Group, Inc.                    2,200,570
      635,042  Paramount Global, Class B             14,707,573
                                                ---------------
                                                     43,032,055
                                                ---------------
               METALS & MINING -- 1.8%
      181,687  Newmont Corp.                          9,616,693
      109,720  Steel Dynamics, Inc.                  13,236,621
                                                ---------------
                                                     22,853,314
                                                ---------------
               MULTILINE RETAIL -- 0.5%
        8,476  Dollar General Corp.                   1,979,993
       28,769  Target Corp.                           4,952,296
                                                ---------------
                                                      6,932,289
                                                ---------------
               MULTI-UTILITIES -- 3.6%
       70,429  Ameren Corp.                           6,118,167
      285,949  CenterPoint Energy, Inc.               8,612,784
       98,886  CMS Energy Corp.                       6,248,607
       89,978  Consolidated Edison, Inc.              8,575,803
       36,482  DTE Energy Co.                         4,245,410
       34,071  Public Service Enterprise Group,
                  Inc.                                2,110,017
       40,522  Sempra Energy                          6,496,892
       45,732  WEC Energy Group, Inc.                 4,298,351
                                                ---------------
                                                     46,706,031
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.7%
       92,099  Marathon Petroleum Corp.              11,836,564
      102,993  Phillips 66                           10,327,108
                                                ---------------
                                                     22,163,672
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               PROFESSIONAL SERVICES -- 1.0%
       19,972  Booz Allen Hamilton Holding
                  Corp.                         $     1,890,150
       35,711  Jacobs Solutions, Inc.                 4,412,094
       40,762  Leidos Holdings, Inc.                  4,028,916
       36,783  TransUnion                             2,639,180
                                                ---------------
                                                     12,970,340
                                                ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.7%
      111,431  CBRE Group, Inc., Class A (a)          9,528,465
                                                ---------------
               ROAD & RAIL -- 0.5%
       35,918  J.B. Hunt Transport Services,
                  Inc.                                6,790,298
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.2%
      405,582  Intel Corp.                           11,461,747
      214,476  Micron Technology, Inc.               12,932,903
      117,630  Skyworks Solutions, Inc.              12,900,482
       49,088  Teradyne, Inc.                         4,992,250
                                                ---------------
                                                     42,287,382
                                                ---------------
               SPECIALTY RETAIL -- 1.2%
       78,077  Best Buy Co., Inc.                     6,926,991
       70,420  CarMax, Inc. (a)                       4,961,089
       17,984  Ross Stores, Inc.                      2,125,529
       26,224  TJX (The) Cos., Inc.                   2,146,697
                                                ---------------
                                                     16,160,306
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 3.2%
      671,650  Hewlett Packard Enterprise Co.        10,833,714
      233,065  HP, Inc.                               6,791,514
      142,785  NetApp, Inc.                           9,456,651
      339,764  Western Digital Corp. (a)             14,932,628
                                                ---------------
                                                     42,014,507
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.4%
      155,298  VF Corp.                               4,804,920
                                                ---------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 0.8%
       24,127  United Rentals, Inc. (a)              10,638,801
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.2%
       14,910  T-Mobile US, Inc. (a)                  2,226,212
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.6%                        1,298,198,678
               (Cost $1,179,134,823)            ---------------

               MONEY MARKET FUNDS -- 0.4%
    4,704,454  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 4.12% (b)                   4,704,454
               (Cost $4,704,454)                ---------------

Page 54                 See Notes to Financial Statements


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

               DESCRIPTION                           VALUE
---------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.0%      $ 1,302,903,132
               (Cost $1,183,839,277)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                  (1,382)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,302,901,750
                                                ===============

(a) Non-income producing security.

(b) Rate shown reflects yield as of January 31, 2023.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                     LEVEL 2       LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    1/31/2023         PRICES         INPUTS         INPUTS
                                                  -----------------------------------------------------------
Common Stocks*..................................  $1,298,198,678  $1,298,198,678  $          --  $         --
Money Market Funds..............................       4,704,454       4,704,454             --            --
                                                  -----------------------------------------------------------
Total Investments...............................  $1,302,903,132  $1,302,903,132  $          --  $         --
                                                  ===========================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 55


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.9%
       30,153  HEICO Corp.                      $     5,154,656
       11,627  Northrop Grumman Corp.                 5,209,361
       10,075  TransDigm Group, Inc.                  7,231,331
                                                ---------------
                                                     17,595,348
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.9%
       50,599  C.H. Robinson Worldwide, Inc.          5,068,502
       18,246  United Parcel Service, Inc.,
                  Class B                             3,379,706
                                                ---------------
                                                      8,448,208
                                                ---------------
               BEVERAGES -- 1.7%
       23,512  Brown-Forman Corp., Class B            1,565,429
       49,867  Coca-Cola (The) Co.                    3,057,844
        6,663  Constellation Brands, Inc.,
                  Class A                             1,542,618
       45,630  Monster Beverage Corp. (a)             4,749,170
       25,644  PepsiCo, Inc.                          4,385,637
                                                ---------------
                                                     15,300,698
                                                ---------------
               BIOTECHNOLOGY -- 4.1%
       28,667  AbbVie, Inc.                           4,235,549
       26,695  Alnylam Pharmaceuticals,
                  Inc. (a)                            6,043,748
       17,639  Amgen, Inc.                            4,452,084
       92,371  Gilead Sciences, Inc.                  7,753,622
       78,984  Incyte Corp. (a)                       6,724,698
        6,421  Regeneron Pharmaceuticals,
                  Inc. (a)                            4,870,136
       10,984  Vertex Pharmaceuticals, Inc. (a)       3,548,930
                                                ---------------
                                                     37,628,767
                                                ---------------
               BUILDING PRODUCTS -- 0.9%
       19,660  Carlisle Cos., Inc.                    4,931,908
       67,967  Masco Corp.                            3,615,844
                                                ---------------
                                                      8,547,752
                                                ---------------
               CAPITAL MARKETS -- 1.9%
        3,849  FactSet Research Systems, Inc.         1,627,896
       29,347  LPL Financial Holdings, Inc.           6,958,761
        5,543  Moody's Corp.                          1,789,003
        6,819  MSCI, Inc.                             3,624,708
       35,846  Northern Trust Corp.                   3,475,986
                                                ---------------
                                                     17,476,354
                                                ---------------
               CHEMICALS -- 4.0%
       25,725  Air Products and Chemicals, Inc.       8,245,120
       74,461  CF Industries Holdings, Inc.           6,306,847
      107,928  Corteva, Inc.                          6,955,960
       63,542  FMC Corp.                              8,459,346
      144,610  Mosaic (The) Co.                       7,163,979
                                                ---------------
                                                     37,131,252
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.2%
       14,048  Cintas Corp.                           6,233,659
       76,085  Copart, Inc. (a)                       5,068,022
       24,591  Republic Services, Inc.                3,069,449
       86,810  Rollins, Inc.                          3,159,884

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                  (CONTINUED)
       20,219  Waste Management, Inc.           $     3,128,486
                                                ---------------
                                                     20,659,500
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.0%
       38,178  Arista Networks, Inc. (a)              4,811,191
       17,977  Motorola Solutions, Inc.               4,620,269
                                                ---------------
                                                      9,431,460
                                                ---------------
               DISTRIBUTORS -- 1.0%
       45,704  Genuine Parts Co.                      7,670,045
        5,108  Pool Corp.                             1,969,696
                                                ---------------
                                                      9,639,741
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.4%
       49,726  Apollo Global Management, Inc.         3,519,606
                                                ---------------
               ELECTRIC UTILITIES -- 0.5%
       55,416  NextEra Energy, Inc.                   4,135,696
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.2%
       15,342  Generac Holdings, Inc. (a)             1,850,245
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.6%
       83,320  Amphenol Corp., Class A                6,646,437
       99,312  Corning, Inc.                          3,437,188
       27,081  Keysight Technologies, Inc. (a)        4,856,977
                                                ---------------
                                                     14,940,602
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 1.8%
      201,526  Halliburton Co.                        8,306,902
      148,336  Schlumberger Ltd.                      8,452,185
                                                ---------------
                                                     16,759,087
                                                ---------------
               ENTERTAINMENT -- 0.4%
       45,483  Live Nation Entertainment,
                  Inc. (a)                            3,660,927
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.4%
        2,357  Equinix, Inc.                          1,739,773
       60,895  Gaming and Leisure Properties,
                  Inc.                                3,261,536
      395,267  Host Hotels & Resorts, Inc.            7,450,783
       92,935  Iron Mountain, Inc.                    5,072,392
       13,699  Prologis, Inc.                         1,771,007
       24,346  Realty Income Corp.                    1,651,389
       27,000  Simon Property Group, Inc.             3,468,420
       10,799  Sun Communities, Inc.                  1,693,931
       47,663  VICI Properties, Inc.                  1,629,121
       49,815  Weyerhaeuser Co.                       1,715,131
       19,760  WP Carey, Inc.                         1,690,073
                                                ---------------
                                                     31,143,556
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.4%
       41,492  Sysco Corp.                            3,213,970
                                                ---------------

Page 56                 See Notes to Financial Statements


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS -- 0.5%
       20,006  Hershey (The) Co.                $     4,493,348
                                                ---------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 4.1%
       28,892  Abbott Laboratories                    3,194,011
       12,474  Becton, Dickinson and Co.              3,146,192
       56,023  Dexcom, Inc. (a)                       5,999,503
       61,928  Hologic, Inc. (a)                      5,039,081
        7,775  IDEXX Laboratories, Inc. (a)           3,735,888
       21,550  Insulet Corp. (a)                      6,191,746
       17,459  Intuitive Surgical, Inc. (a)           4,289,502
       49,757  Zimmer Biomet Holdings, Inc.           6,336,056
                                                ---------------
                                                     37,931,979
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 0.9%
       21,140  McKesson Corp.                         8,005,295
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 5.8%
        3,935  Booking Holdings, Inc. (a)             9,578,183
        2,286  Chipotle Mexican Grill, Inc. (a)       3,763,625
       57,327  Darden Restaurants, Inc.               8,482,676
        4,458  Domino's Pizza, Inc.                   1,573,674
       50,206  Hilton Worldwide Holdings, Inc.        7,284,389
       42,609  Marriott International, Inc.,
                  Class A                             7,421,636
       12,036  McDonald's Corp.                       3,218,426
       63,952  Starbucks Corp.                        6,979,721
       36,171  Yum! Brands, Inc.                      4,720,677
                                                ---------------
                                                     53,023,007
                                                ---------------
               HOUSEHOLD PRODUCTS -- 1.0%
       19,157  Church & Dwight Co., Inc.              1,549,035
       40,259  Colgate-Palmolive Co.                  3,000,503
       30,568  Procter & Gamble (The) Co.             4,352,272
                                                ---------------
                                                      8,901,810
                                                ---------------
               INSURANCE -- 2.4%
       15,436  Aon PLC, Class A                       4,919,144
       24,572  Arthur J. Gallagher & Co.              4,809,232
       27,107  Brown & Brown, Inc.                    1,587,386
       27,996  Marsh & McLennan Cos., Inc.            4,896,780
       87,420  W.R. Berkley Corp.                     6,131,639
                                                ---------------
                                                     22,344,181
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.6%
       38,678  Etsy, Inc. (a)                         5,321,319
                                                ---------------
               IT SERVICES -- 3.7%
        5,788  Accenture PLC, Class A                 1,615,141
       13,280  Automatic Data Processing, Inc.        2,998,757
       17,269  FleetCor Technologies, Inc. (a)        3,605,940
       23,591  Gartner, Inc. (a)                      7,977,061
        8,796  Jack Henry & Associates, Inc.          1,584,071
       13,323  Mastercard, Inc., Class A              4,937,504
       22,600  Okta, Inc. (a)                         1,663,586
       13,364  Paychex, Inc.                          1,548,353
       15,440  VeriSign, Inc. (a)                     3,366,692

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               IT SERVICES (CONTINUED)
       22,299  Visa, Inc., Class A              $     5,133,453
                                                ---------------
                                                     34,430,558
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 2.8%
       42,392  Agilent Technologies, Inc.             6,446,975
        5,818  Danaher Corp.                          1,538,163
       15,482  IQVIA Holdings, Inc. (a)               3,551,726
        3,205  Mettler-Toledo International,
                  Inc. (a)                            4,913,008
       11,013  PerkinElmer, Inc.                      1,514,618
        5,760  Thermo Fisher Scientific, Inc.         3,285,101
       13,523  Waters Corp. (a)                       4,443,387
                                                ---------------
                                                     25,692,978
                                                ---------------
               MACHINERY -- 4.3%
       18,495  Deere & Co.                            7,820,426
       27,785  IDEX Corp.                             6,659,509
       28,797  Illinois Tool Works, Inc.              6,797,244
      121,417  Ingersoll Rand, Inc.                   6,799,352
       19,488  Nordson Corp.                          4,741,430
       81,012  Otis Worldwide Corp.                   6,661,617
                                                ---------------
                                                     39,479,578
                                                ---------------
               METALS & MINING -- 2.1%
      208,685  Freeport-McMoRan, Inc.                 9,311,525
       60,162  Nucor Corp.                           10,168,581
                                                ---------------
                                                     19,480,106
                                                ---------------
               MULTILINE RETAIL -- 0.4%
       22,427  Dollar Tree, Inc. (a)                  3,368,087
                                                ---------------
               MULTI-UTILITIES -- 0.2%
       25,184  Dominion Energy, Inc.                  1,602,710
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 17.8%
      169,881  APA Corp.                              7,530,825
       52,881  Cheniere Energy, Inc.                  8,079,688
       44,181  Chevron Corp.                          7,688,378
       67,204  ConocoPhillips                         8,190,151
      258,203  Coterra Energy, Inc.                   6,462,821
      128,923  Devon Energy Corp.                     8,153,090
       57,977  Diamondback Energy, Inc.               8,471,599
       61,226  EOG Resources, Inc.                    8,097,138
      187,527  EQT Corp.                              6,126,507
       71,895  Exxon Mobil Corp.                      8,340,539
       55,916  Hess Corp.                             8,396,347
      438,609  Kinder Morgan, Inc.                    8,026,545
      292,946  Marathon Oil Corp.                     8,047,227
      125,894  Occidental Petroleum Corp.             8,156,672
      120,700  ONEOK, Inc.                            8,265,536
      156,380  Ovintiv, Inc.                          7,698,587
       34,722  Pioneer Natural Resources Co.          7,998,213
      107,892  Targa Resources Corp.                  8,094,058
        3,383  Texas Pacific Land Corp.               6,751,961
       62,510  Valero Energy Corp.                    8,753,275
      192,828  Williams (The) Cos., Inc.              6,216,775
                                                ---------------
                                                    163,545,932
                                                ---------------

                        See Notes to Financial Statements                Page 57


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PERSONAL PRODUCTS -- 0.2%
        6,224  Estee Lauder (The) Cos., Inc.,
                  Class A                       $     1,724,546
                                                ---------------
               PHARMACEUTICALS -- 2.4%
       44,087  Bristol-Myers Squibb Co.               3,202,921
        8,670  Eli Lilly & Co.                        2,983,780
       17,957  Johnson & Johnson                      2,934,533
       71,474  Merck & Co., Inc.                      7,677,022
      123,810  Pfizer, Inc.                           5,467,450
                                                ---------------
                                                     22,265,706
                                                ---------------
               PROFESSIONAL SERVICES -- 0.5%
       41,045  CoStar Group, Inc. (a)                 3,197,406
        7,945  Equifax, Inc.                          1,765,379
                                                ---------------
                                                      4,962,785
                                                ---------------
               ROAD & RAIL -- 3.2%
      204,779  CSX Corp.                              6,331,767
       25,745  Norfolk Southern Corp.                 6,328,378
       16,326  Old Dominion Freight Line, Inc.        5,440,476
      256,532  Uber Technologies, Inc. (a)            7,934,535
       15,319  Union Pacific Corp.                    3,127,987
                                                ---------------
                                                     29,163,143
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 6.9%
       38,676  Analog Devices, Inc.                   6,631,774
       47,575  Applied Materials, Inc.                5,304,137
       11,346  Broadcom, Inc.                         6,637,523
       23,943  Enphase Energy, Inc. (a)               5,300,501
       16,827  KLA Corp.                              6,604,261
        7,547  Lam Research Corp.                     3,774,255
       90,307  Microchip Technology, Inc.             7,009,629
        4,367  Monolithic Power Systems, Inc.         1,862,787
       10,567  NVIDIA Corp.                           2,064,475
       29,316  NXP Semiconductors N.V.                5,403,232
      101,716  ON Semiconductor Corp. (a)             7,471,040
       14,047  QUALCOMM, Inc.                         1,871,201
       19,199  Texas Instruments, Inc.                3,402,255
                                                ---------------
                                                     63,337,070
                                                ---------------
               SOFTWARE -- 4.1%
        4,589  Adobe, Inc. (a)                        1,699,490
        8,264  Autodesk, Inc. (a)                     1,778,082
        9,613  Cadence Design Systems,
                  Inc. (a)                            1,757,545
       27,865  DocuSign, Inc. (a)                     1,689,734
       31,586  Fortinet, Inc. (a)                     1,653,211
        5,341  HubSpot, Inc. (a)                      1,853,380
        3,967  Intuit, Inc.                           1,676,732
       77,612  Oracle Corp.                           6,865,558
        4,977  Paycom Software, Inc. (a)              1,612,249
       38,594  PTC, Inc. (a)                          5,205,559
       53,814  Splunk, Inc. (a)                       5,153,767
        9,934  Synopsys, Inc. (a)                     3,514,152
       18,957  Workday, Inc., Class A (a)             3,439,369
                                                ---------------
                                                     37,898,828
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SPECIALTY RETAIL -- 4.5%
        3,215  AutoZone, Inc. (a)               $     7,840,903
       14,667  Home Depot (The), Inc.                 4,754,601
       23,252  Lowe's Cos., Inc.                      4,842,229
        9,396  O'Reilly Automotive, Inc. (a)          7,444,921
       35,249  Tractor Supply Co.                     8,036,419
       16,906  Ulta Beauty, Inc. (a)                  8,689,008
                                                ---------------
                                                     41,608,081
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.6%
       39,593  NIKE, Inc., Class B                    5,041,377
                                                ---------------
               TOBACCO -- 1.0%
      101,352  Altria Group, Inc.                     4,564,894
       45,774  Philip Morris International, Inc.      4,771,482
                                                ---------------
                                                      9,336,376
                                                ---------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 1.1%
       32,635  Fastenal Co.                           1,649,699
       14,256  W.W. Grainger, Inc.                    8,403,627
                                                ---------------
                                                     10,053,326
                                                ---------------
               WATER UTILITIES -- 0.5%
       10,132  American Water Works Co., Inc.         1,585,557
       66,458  Essential Utilities, Inc.              3,105,582
                                                ---------------
                                                      4,691,139
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          918,786,034
               (Cost $810,647,538)              ---------------

               MONEY MARKET FUNDS -- 0.1%
      865,442  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 4.12% (b)                     865,442
               (Cost $865,442)                  ---------------

               TOTAL INVESTMENTS -- 100.0%          919,651,476
               (Cost $811,512,980)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                   119,992
                                                ---------------
               NET ASSETS -- 100.0%             $   919,771,468
                                                ===============

(a) Non-income producing security.

(b) Rate shown reflects yield as of January 31, 2023.

Page 58                 See Notes to Financial Statements


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                     LEVEL 2       LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    1/31/2023         PRICES         INPUTS         INPUTS
                                                  -----------------------------------------------------------
Common Stocks*..................................  $  918,786,034  $  918,786,034  $          --  $         --
Money Market Funds..............................         865,442         865,442             --            --
                                                  -----------------------------------------------------------
Total Investments...............................  $  919,651,476  $  919,651,476  $          --  $         --
                                                  ===========================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 59


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.7%
               AEROSPACE & DEFENSE -- 0.8%
        1,417  BWX Technologies, Inc.           $        86,239
        1,345  General Dynamics Corp.                   313,466
          714  Huntington Ingalls Industries,
                  Inc.                                  157,465
          780  L3Harris Technologies, Inc.              167,560
          334  Lockheed Martin Corp.                    154,729
        1,082  Moog, Inc., Class A                      103,136
        1,610  Raytheon Technologies Corp.              160,758
        6,885  Textron, Inc.                            501,572
                                                ---------------
                                                      1,644,925
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 1.1%
        9,140  Air Transport Services Group,
                  Inc. (a)                              258,753
        6,423  Expeditors International of
                  Washington, Inc.                      694,648
        4,817  FedEx Corp.                              933,824
        3,857  GXO Logistics, Inc. (a)                  201,837
        2,390  Hub Group, Inc., Class A (a)             203,795
                                                ---------------
                                                      2,292,857
                                                ---------------
               AIRLINES -- 0.6%
        1,917  Alaska Air Group, Inc. (a)                98,419
        2,056  Allegiant Travel Co. (a)                 176,878
        7,191  JetBlue Airways Corp. (a)                 57,528
       14,383  SkyWest, Inc. (a)                        298,591
       14,477  Southwest Airlines Co.                   517,842
                                                ---------------
                                                      1,149,258
                                                ---------------
               AUTO COMPONENTS -- 1.0%
        8,181  BorgWarner, Inc.                         386,798
        6,278  Dana, Inc.                               113,883
        6,038  Gentex Corp.                             178,181
       40,553  Goodyear Tire & Rubber (The)
                  Co. (a)                               456,221
        4,452  LCI Industries                           499,604
        1,328  Lear Corp.                               193,596
        3,919  Patrick Industries, Inc.                 278,131
                                                ---------------
                                                      2,106,414
                                                ---------------
               AUTOMOBILES -- 1.3%
       71,741  Ford Motor Co.                           969,221
       24,802  General Motors Co.                       975,215
        5,452  Thor Industries, Inc.                    519,739
        4,506  Winnebago Industries, Inc.               286,942
                                                ---------------
                                                      2,751,117
                                                ---------------
               BANKS -- 8.9%
        1,789  1st Source Corp.                          88,001
        4,030  Ameris Bancorp                           190,055
        6,054  Associated Banc-Corp.                    135,670
        2,703  Atlantic Union Bankshares Corp.          104,579
       14,717  Bank of America Corp.                    522,159
        6,165  Bank OZK                                 281,556
        5,592  BankUnited, Inc.                         210,483
          737  Banner Corp.                              47,780
          793  BOK Financial Corp.                       79,696
        6,677  Cadence Bank                             170,798
        3,427  Cathay General Bancorp                   150,651

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BANKS (CONTINUED)
       14,757  Citigroup, Inc.                  $       770,611
       16,954  Citizens Financial Group, Inc.           734,447
        4,640  Columbia Banking System, Inc.            143,422
        2,463  Comerica, Inc.                           180,562
        8,379  Customers Bancorp, Inc. (a)              254,470
        4,392  Dime Community Bancshares,
                  Inc.                                  130,969
        3,172  Eagle Bancorp, Inc.                      150,638
        2,498  East West Bancorp, Inc.                  196,143
        4,772  Eastern Bankshares, Inc.                  77,163
        2,855  Enterprise Financial Services
                  Corp.                                 152,229
       12,616  F.N.B. Corp.                             180,030
        1,289  FB Financial Corp.                        48,415
       14,856  Fifth Third Bancorp                      539,124
        1,088  First Bancorp                             43,357
        3,842  First Busey Corp.                         91,709
          326  First Citizens BancShares, Inc.,
                  Class A                               253,524
       10,007  First Commonwealth Financial
                  Corp.                                 147,203
        5,769  First Financial Bancorp                  146,129
       13,257  First Foundation, Inc.                   205,881
        1,789  First Hawaiian, Inc.                      49,090
        2,310  First Merchants Corp.                     98,498
        2,738  First Republic Bank                      385,729
        5,644  Fulton Financial Corp.                    94,424
        5,104  Hancock Whitney Corp.                    262,754
        2,037  Heartland Financial USA, Inc.            100,770
        3,165  Hilltop Holdings, Inc.                   103,495
        3,612  Home BancShares, Inc.                     86,218
       14,830  Hope Bancorp, Inc.                       191,159
       34,570  Huntington Bancshares, Inc.              524,427
        2,327  Independent Bank Group, Inc.             142,645
        2,076  International Bancshares Corp.            97,302
        3,635  JPMorgan Chase & Co.                     508,755
       38,317  KeyCorp                                  735,303
        3,360  M&T Bank Corp.                           524,160
        1,073  NBT Bancorp, Inc.                         42,180
        3,333  Northwest Bancshares, Inc.                47,129
        6,578  OceanFirst Financial Corp.               157,346
        4,579  Old National Bancorp                      80,132
       10,347  PacWest Bancorp                          286,198
        3,365  Pinnacle Financial Partners,
                  Inc.                                  264,926
        3,086  PNC Financial Services Group
                  (The), Inc.                           510,517
        4,965  Popular, Inc.                            340,798
        2,265  Prosperity Bancshares, Inc.              171,823
       22,608  Regions Financial Corp.                  532,192
        3,719  Renasant Corp.                           132,322
        2,779  S&T Bancorp, Inc.                        101,100
        5,392  Sandy Spring Bancorp, Inc.               182,250
        1,494  Seacoast Banking Corp. of
                  Florida                                47,972
        6,478  Simmons First National Corp.,
                  Class A                               144,524
        2,639  Southside Bancshares, Inc.                99,965
        2,900  SVB Financial Group (a)                  877,076

Page 60                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
        6,577  Synovus Financial Corp.          $       275,905
          773  Texas Capital Bancshares,
                  Inc. (a)                               51,072
        3,080  TowneBank                                 93,848
          914  TriCo Bancshares                          46,203
       15,512  Truist Financial Corp.                   766,138
        1,335  Trustmark Corp.                           38,875
       11,177  U.S. Bancorp                             556,615
        1,971  UMB Financial Corp.                      177,764
        2,033  United Bankshares, Inc.                   81,727
        2,436  United Community Banks, Inc.              79,267
       21,836  Valley National Bancorp                  259,412
        4,978  Veritex Holdings, Inc.                   140,131
        4,167  Washington Federal, Inc.                 147,762
        1,739  Webster Financial Corp.                   91,558
       16,165  Wells Fargo & Co.                        757,654
        3,780  WesBanco, Inc.                           140,503
        1,948  Wintrust Financial Corp.                 178,184
        1,675  Zions Bancorp N.A.                        89,043
                                                ---------------
                                                     18,322,294
                                                ---------------
               BEVERAGES -- 0.2%
        4,556  Keurig Dr Pepper, Inc.                   160,736
        4,794  Molson Coors Beverage Co.,
                  Class B                               252,068
                                                ---------------
                                                        412,804
                                                ---------------
               BIOTECHNOLOGY -- 1.1%
        2,410  Biogen, Inc. (a)                         701,069
       20,107  Emergent BioSolutions, Inc. (a)          265,211
        7,666  Ironwood Pharmaceuticals,
                  Inc. (a)                               88,312
        4,645  Moderna, Inc. (a)                        817,799
       16,263  Vir Biotechnology, Inc. (a)              480,572
                                                ---------------
                                                      2,352,963
                                                ---------------
               BUILDING PRODUCTS -- 1.6%
        2,293  AZEK (The) Co., Inc. (a)                  55,330
       16,181  Carrier Global Corp.                     736,721
        5,766  Fortune Brands Innovations, Inc.         371,965
        2,070  Gibraltar Industries, Inc. (a)           110,890
       19,686  JELD-WEN Holding, Inc. (a)               249,028
        2,539  Johnson Controls International
                  PLC                                   176,638
          344  Lennox International, Inc.                89,653
        4,825  Owens Corning                            466,336
       10,578  PGT Innovations, Inc. (a)                229,543
       14,436  Resideo Technologies, Inc. (a)           277,604
          967  Trane Technologies PLC                   173,209
        4,155  UFP Industries, Inc.                     388,700
                                                ---------------
                                                      3,325,617
                                                ---------------
               CAPITAL MARKETS -- 4.3%
        1,559  Affiliated Managers Group, Inc.          269,302
        3,198  Artisan Partners Asset
                  Management, Inc., Class A             117,750
        4,130  AssetMark Financial Holdings,
                  Inc. (a)                              109,610

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       14,663  Bank of New York Mellon (The)
                  Corp.                         $       741,508
       25,196  BGC Partners, Inc., Class A              109,602
          229  BlackRock, Inc.                          173,859
       27,961  Carlyle Group (The), Inc.              1,005,757
        3,019  Evercore, Inc., Class A                  391,896
        2,616  Federated Hermes, Inc.                   102,809
       31,628  Franklin Resources, Inc.                 986,794
        1,944  Goldman Sachs Group (The),
                  Inc.                                  711,135
       22,880  Invesco Ltd.                             423,509
       10,056  Jefferies Financial Group, Inc.          395,000
        4,749  Lazard Ltd., Class A                     190,340
        5,733  Morgan Stanley                           557,993
          730  Piper Sandler Cos.                       103,733
        1,521  Raymond James Financial, Inc.            171,523
        2,824  SEI Investments Co.                      176,302
        6,284  State Street Corp.                       573,918
        4,231  Stifel Financial Corp.                   285,212
          489  StoneX Group, Inc. (a)                    42,973
        6,120  T. Rowe Price Group, Inc.                712,796
        7,081  Victory Capital Holdings, Inc.,
                  Class A                               209,881
        4,654  Virtu Financial, Inc., Class A            89,869
          730  Virtus Investment Partners, Inc.         156,862
                                                ---------------
                                                      8,809,933
                                                ---------------
               CHEMICALS -- 4.7%
        2,248  Albemarle Corp.                          632,700
        7,315  Avient Corp.                             296,404
        8,161  Celanese Corp.                         1,005,435
       10,754  Chemours (The) Co.                       391,338
       16,558  Dow, Inc.                                982,717
        9,726  DuPont de Nemours, Inc.                  719,238
       10,245  Eastman Chemical Co.                     903,302
       15,778  Ecovyst, Inc. (a)                        165,511
        9,051  Element Solutions, Inc.                  185,364
        2,299  H.B. Fuller Co.                          158,861
       14,979  Huntsman Corp.                           474,685
        1,984  Ingevity Corp. (a)                       163,561
          453  Innospec, Inc.                            51,198
       10,049  LyondellBasell Industries N.V.,
                  Class A                               971,638
        9,090  Mativ Holdings, Inc.                     250,520
        3,129  Minerals Technologies, Inc.              217,309
          150  NewMarket Corp.                           51,676
        7,775  Olin Corp.                               502,187
        1,292  PPG Industries, Inc.                     168,399
        1,313  Stepan Co.                               144,220
        8,365  Trinseo PLC                              232,129
        8,137  Westlake Corp.                           998,817
                                                ---------------
                                                      9,667,209
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.6%
        3,147  ABM Industries, Inc.                     147,626
        2,017  Brady Corp., Class A                     107,849
       27,572  BrightView Holdings, Inc. (a)            219,197
       20,542  CoreCivic, Inc. (a)                      218,567

                        See Notes to Financial Statements                Page 61


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMERCIAL SERVICES & SUPPLIES
                  (CONTINUED)
        6,682  HNI Corp.                        $       212,287
        9,042  MillerKnoll, Inc.                        215,923
          242  UniFirst Corp.                            48,023
                                                ---------------
                                                      1,169,472
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.4%
        7,005  Cisco Systems, Inc.                      340,933
          574  F5, Inc. (a)                              84,757
        2,576  Juniper Networks, Inc.                    83,205
        1,578  Lumentum Holdings, Inc. (a)               94,964
        4,417  Viasat, Inc. (a)                         152,166
        4,434  Viavi Solutions, Inc. (a)                 50,104
                                                ---------------
                                                        806,129
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.5%
        2,573  Arcosa, Inc.                             152,502
          715  Comfort Systems USA, Inc.                 86,544
          556  EMCOR Group, Inc.                         82,427
        2,709  Granite Construction, Inc.               115,349
        5,427  MDU Resources Group, Inc.                167,748
          506  MYR Group, Inc. (a)                       50,124
       10,823  Primoris Services Corp.                  287,892
                                                ---------------
                                                        942,586
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.4%
          987  Martin Marietta Materials, Inc.          354,965
        6,692  Summit Materials, Inc.,
                  Class A (b)                           219,899
          928  Vulcan Materials Co.                     170,130
                                                ---------------
                                                        744,994
                                                ---------------
               CONSUMER FINANCE -- 3.1%
       13,468  Ally Financial, Inc.                     437,575
        1,100  American Express Co.                     192,423
        6,306  Bread Financial Holdings, Inc.           258,735
        8,975  Capital One Financial Corp.            1,068,025
        8,528  Discover Financial Services              995,473
        4,953  Encore Capital Group, Inc. (a)           275,981
        2,842  FirstCash Holdings, Inc.                 261,976
       12,008  Green Dot Corp., Class A (a)             217,105
       26,985  LendingClub Corp. (a)                    261,485
       11,549  Navient Corp.                            219,084
        2,093  Nelnet, Inc., Class A                    199,861
       12,357  OneMain Holdings, Inc.                   533,081
        5,624  PRA Group, Inc. (a)                      226,310
       14,877  SLM Corp.                                261,389
       25,391  Synchrony Financial                      932,611
                                                ---------------
                                                      6,341,114
                                                ---------------
               CONTAINERS & PACKAGING -- 2.3%
        1,844  Avery Dennison Corp.                     349,327
        6,526  Ball Corp.                               380,074
        5,449  Berry Global Group, Inc.                 336,367
        4,910  Greif, Inc., Class A                     350,721
       24,093  International Paper Co.                1,007,569
       11,465  O-I Glass, Inc. (a)                      220,701

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CONTAINERS & PACKAGING
                  (CONTINUED)
        6,523  Packaging Corp. of America       $       930,832
       20,904  Pactiv Evergreen, Inc.                   240,605
        3,176  Silgan Holdings, Inc.                    171,155
        4,068  Sonoco Products Co.                      248,596
        3,424  TriMas Corp.                             105,425
       11,707  Westrock Co.                             459,383
                                                ---------------
                                                      4,800,755
                                                ---------------
               DISTRIBUTORS -- 0.4%
       12,497  LKQ Corp.                                736,823
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.2%
        9,076  ADT, Inc.                                 79,778
        1,313  Adtalem Global Education,
                  Inc. (a)                               50,130
          314  Graham Holdings Co., Class B             205,139
        4,844  Laureate Education, Inc.                  53,187
        1,213  Strategic Education, Inc.                113,234
                                                ---------------
                                                        501,468
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.3%
        2,868  Equitable Holdings, Inc.                  91,977
        6,826  Jackson Financial, Inc., Class A         300,617
        2,678  Voya Financial, Inc.                     186,844
                                                ---------------
                                                        579,438
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.3%
       45,320  AT&T, Inc.                               923,169
       12,923  Frontier Communications
                  Parent, Inc. (a)                      382,650
       78,852  Lumen Technologies, Inc.                 413,973
       21,176  Verizon Communications, Inc.             880,286
                                                ---------------
                                                      2,600,078
                                                ---------------
               ELECTRIC UTILITIES -- 3.9%
        3,828  ALLETE, Inc.                             236,800
        8,829  Alliant Energy Corp.                     477,031
        5,133  American Electric Power Co.,
                  Inc.                                  482,297
        4,733  Duke Energy Corp.                        484,896
        7,662  Edison International                     527,912
        5,933  Entergy Corp.                            642,425
       10,607  Evergy, Inc.                             664,528
        5,814  Eversource Energy                        478,667
       15,440  Exelon Corp.                             651,414
        7,957  FirstEnergy Corp.                        325,839
        1,967  Hawaiian Electric Industries,
                  Inc.                                   83,145
          763  IDACORP, Inc.                             80,733
       12,936  NRG Energy, Inc.                         442,670
       41,050  PG&E Corp. (a)                           652,695
        4,331  Pinnacle West Capital Corp.              322,876
        5,040  Portland General Electric Co.            239,803
       16,681  PPL Corp.                                493,758
        4,674  Southern (The) Co.                       316,336
        4,760  Xcel Energy, Inc.                        327,345
                                                ---------------
                                                      7,931,170
                                                ---------------

Page 62                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT -- 0.9%
        1,491  Acuity Brands, Inc.              $       281,083
        1,163  AMETEK, Inc.                             168,542
        1,035  Eaton Corp. PLC                          167,887
        3,474  Emerson Electric Co.                     313,424
          631  EnerSys                                   52,386
       39,910  GrafTech International Ltd.              261,011
          351  Hubbell, Inc.                             80,348
        2,058  Regal Rexnord Corp.                      286,474
        6,854  Sunrun, Inc. (a)                         180,123
                                                ---------------
                                                      1,791,278
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 2.4%
        3,936  Arrow Electronics, Inc. (a)              462,441
        9,899  Avnet, Inc.                              454,166
        7,036  Coherent Corp. (a)                       305,362
        3,157  ePlus, Inc. (a)                          157,156
          947  Insight Enterprises, Inc. (a)            106,746
        2,609  IPG Photonics Corp. (a)                  292,469
        2,141  Methode Electronics, Inc.                102,211
        1,758  OSI Systems, Inc. (a)                    166,500
          453  Plexus Corp. (a)                          43,484
        2,440  Sanmina Corp. (a)                        148,669
        2,608  TD SYNNEX Corp.                          266,407
        5,814  TE Connectivity Ltd.                     739,250
          835  Teledyne Technologies, Inc. (a)          354,257
        6,601  Trimble, Inc. (a)                        383,254
       12,598  TTM Technologies, Inc. (a)               198,041
        8,807  Vishay Intertechnology, Inc.             201,592
       12,776  Vontier Corp.                            294,231
          634  Zebra Technologies Corp.,
                  Class A (a)                           200,458
                                                ---------------
                                                      4,876,694
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.1%
       15,567  Archrock, Inc.                           154,269
                                                ---------------
               ENTERTAINMENT -- 0.6%
        1,330  Electronic Arts, Inc.                    171,145
        2,264  Netflix, Inc. (a)                        801,139
        1,870  Walt Disney (The) Co. (a)                202,876
                                                ---------------
                                                      1,175,160
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.6%
        3,247  Acadia Realty Trust                       50,426
        2,488  Alexander & Baldwin, Inc.                 49,810
        1,115  Alexandria Real Estate Equities,
                  Inc.                                  179,225
        3,584  American Assets Trust, Inc.              102,001
       11,997  Apartment Income REIT Corp.              459,005
       33,352  Apartment Investment and
                  Management Co., Class A               250,474
        9,877  Boston Properties, Inc.                  736,232
       30,890  Brandywine Realty Trust                  202,638
       15,235  Broadstone Net Lease, Inc.               275,906
        3,662  Corporate Office Properties
                  Trust                                 102,792

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                 TRUSTS (CONTINUED)
        3,255  Cousins Properties, Inc.         $        89,252
       23,196  DiamondRock Hospitality Co.              223,377
       15,750  Douglas Emmett, Inc.                     263,812
        6,913  Empire State Realty Trust, Inc.,
                  Class A                                57,654
        1,866  Equity Commonwealth                       47,620
       11,313  Equity Residential                       720,072
       15,113  Global Net Lease, Inc.                   225,939
       19,443  Healthpeak Properties, Inc.              534,294
        5,884  Highwoods Properties, Inc.               178,697
       19,524  Hudson Pacific Properties, Inc.          222,378
       31,123  iStar, Inc.                              288,821
        7,365  JBG SMITH Properties                     148,331
        2,129  Kilroy Realty Corp.                       87,374
       15,757  Kimco Realty Corp.                       353,902
       23,699  LXP Industrial Trust                     273,723
       36,949  Medical Properties Trust, Inc.           478,490
          892  National Health Investors, Inc.           52,476
        1,071  NexPoint Residential Trust, Inc.          54,086
        8,836  Omega Healthcare Investors, Inc.         260,132
       31,982  Paramount Group, Inc.                    206,284
       20,947  Park Hotels & Resorts, Inc.              308,130
        7,094  Pebblebrook Hotel Trust                  116,342
       17,067  Physicians Realty Trust                  270,683
       20,717  Piedmont Office Realty Trust,
                  Inc., Class A                         219,600
       13,200  RLJ Lodging Trust                        165,924
        6,623  Sabra Health Care REIT, Inc.              89,411
        2,817  SL Green Realty Corp. (c)                115,920
       24,583  Sunstone Hotel Investors, Inc.           270,167
        6,741  Urban Edge Properties                    106,171
        3,607  Ventas, Inc.                             186,879
       11,868  Vornado Realty Trust                     289,461
        3,535  Xenia Hotels & Resorts, Inc.              52,672
                                                ---------------
                                                      9,366,583
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.4%
        6,787  Andersons (The), Inc.                    249,626
          734  Casey's General Stores, Inc.             173,158
        2,462  Ingles Markets, Inc., Class A            233,890
       14,973  Kroger (The) Co.                         668,245
        1,563  PriceSmart, Inc.                         116,146
        4,319  Sprouts Farmers Market, Inc. (a)         137,992
        4,908  United Natural Foods, Inc. (a)           204,271
        2,420  US Foods Holding Corp. (a)                92,275
       22,332  Walgreens Boots Alliance, Inc.           823,157
        1,699  Weis Markets, Inc.                       146,692
                                                ---------------
                                                      2,845,452
                                                ---------------
               FOOD PRODUCTS -- 2.7%
        7,189  Archer-Daniels-Midland Co.               595,609
        4,179  B&G Foods, Inc. (c)                       58,589
        8,363  Bunge Ltd.                               828,773
        2,863  Campbell Soup Co.                        148,676
        4,198  Conagra Brands, Inc.                     156,124
        7,254  Fresh Del Monte Produce, Inc.            207,464
        3,980  General Mills, Inc.                      311,873

                        See Notes to Financial Statements                Page 63


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS (CONTINUED)
        5,871  Hain Celestial Group (The),
                  Inc. (a)                      $       120,473
        7,327  Hormel Foods Corp.                       331,986
        2,522  Ingredion, Inc.                          259,262
        2,106  J.M. Smucker (The) Co.                   321,797
        4,685  Kellogg Co.                              321,297
        3,991  Kraft Heinz (The) Co.                    161,755
        2,438  Mondelez International, Inc.,
                  Class A                               159,543
        3,648  Post Holdings, Inc. (a)                  346,378
          109  Seaboard Corp.                           427,334
       13,403  Tyson Foods, Inc., Class A               881,247
                                                ---------------
                                                      5,638,180
                                                ---------------
               GAS UTILITIES -- 0.7%
        4,349  Atmos Energy Corp.                       511,182
        2,937  Northwest Natural Holding Co.            147,261
        3,991  Southwest Gas Holdings, Inc.             267,118
       11,104  UGI Corp.                                442,272
                                                ---------------
                                                      1,367,833
                                                ---------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 0.6%
          770  Align Technology, Inc. (a)               207,692
        5,166  Avanos Medical, Inc. (a)                 158,286
          491  Cooper (The) Cos., Inc.                  171,325
        1,775  Enovis Corp. (a)                         111,736
          681  Integer Holdings Corp. (a)                44,817
        6,272  Medtronic PLC                            524,904
          330  Teleflex, Inc.                            80,328
                                                ---------------
                                                      1,299,088
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.5%
          985  Amedisys, Inc. (a)                        95,210
        1,575  Apollo Medical Holdings,
                  Inc. (a)                               56,133
        4,070  Centene Corp. (a)                        310,297
        1,471  Cigna Corp.                              465,822
        1,744  CVS Health Corp.                         153,856
        2,205  DaVita, Inc. (a)                         181,670
          651  Elevance Health, Inc.                    325,493
        2,031  HCA Healthcare, Inc.                     518,047
        2,061  Henry Schein, Inc. (a)                   177,555
          317  Humana, Inc.                             162,209
        3,543  Laboratory Corp. of America
                  Holdings                              893,261
        9,727  Owens & Minor, Inc. (a)                  192,011
        3,389  Patterson Cos., Inc.                     102,314
        9,407  Pediatrix Medical Group,
                  Inc. (a)                              144,397
        4,707  Premier, Inc., Class A                   157,026
        4,267  Quest Diagnostics, Inc.                  633,564
        3,315  Select Medical Holdings Corp.             96,367
        3,375  Tenet Healthcare Corp. (a)               185,119
        2,337  Universal Health Services, Inc.,
                  Class B                               346,367
                                                ---------------
                                                      5,196,718
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE TECHNOLOGY -- 0.0%
        2,641  Veradigm, Inc. (a)               $        47,300
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.7%
        4,721  Bloomin' Brands, Inc.                    114,484
        1,223  Marriott Vacations Worldwide
                  Corp.                                 195,729
       19,907  MGM Resorts International                824,349
       11,087  Penn Entertainment, Inc. (a)             393,034
                                                ---------------
                                                      1,527,596
                                                ---------------
               HOUSEHOLD DURABLES -- 4.6%
          840  Cavco Industries, Inc. (a)               223,524
        4,748  Century Communities, Inc.                290,578
        9,360  D.R. Horton, Inc.                        923,738
        5,281  Garmin Ltd.                              522,185
        9,801  Green Brick Partners, Inc. (a)           305,791
          856  Helen of Troy Ltd. (a)                    96,822
        1,110  Installed Building Products,
                  Inc.                                  122,200
        7,456  KB Home                                  286,683
       10,406  La-Z-Boy, Inc.                           295,843
        7,663  Leggett & Platt, Inc.                    280,159
        9,219  Lennar Corp., Class A                    944,026
        2,564  LGI Homes, Inc. (a)                      291,911
        7,515  M.D.C. Holdings, Inc.                    283,766
        5,142  M/I Homes, Inc. (a)                      307,492
        2,576  Meritage Homes Corp. (a)                 277,409
        3,221  Mohawk Industries, Inc. (a)              386,713
       25,175  Newell Brands, Inc.                      401,793
          145  NVR, Inc. (a)                            764,150
        9,040  PulteGroup, Inc.                         514,286
       13,562  Taylor Morrison Home Corp. (a)           485,520
        8,245  Toll Brothers, Inc.                      490,495
        2,104  TopBuild Corp. (a)                       420,926
       12,774  Tri Pointe Homes, Inc. (a)               282,178
        1,164  Whirlpool Corp.                          181,107
                                                ---------------
                                                      9,379,295
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.2%
        5,306  Central Garden & Pet Co.,
                  Class A (a)                           210,277
        1,197  Kimberly-Clark Corp.                     155,622
                                                ---------------
                                                        365,899
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.3%
        5,566  3M Co.                                   640,535
                                                ---------------
               INSURANCE -- 3.6%
        9,278  Aflac, Inc.                              681,933
        7,218  American Equity Investment
                  Life Holding Co.                      343,938
          600  American Financial Group, Inc.            85,554
       13,193  American International Group,
                  Inc.                                  834,061
        5,316  Arch Capital Group Ltd. (a)              342,085
          658  Assurant, Inc.                            87,244
        3,967  Assured Guaranty Ltd.                    248,334
        3,039  Axis Capital Holdings Ltd.               190,150
        3,705  Brighthouse Financial, Inc. (a)          208,480
        1,513  Chubb Ltd.                               344,192
        6,118  CNO Financial Group, Inc.                157,600

Page 64                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
        8,753  Fidelity National Financial,
                  Inc.                          $       385,395
        6,291  First American Financial Corp.           389,224
       35,912  Genworth Financial, Inc.,
                  Class A (a)                           198,234
        6,428  Hartford Financial Services
                  Group (The), Inc.                     498,877
        8,356  Loews Corp.                              513,727
       13,635  Old Republic International Corp.         359,828
        5,808  Principal Financial Group, Inc.          537,530
        2,667  ProAssurance Corp.                        51,713
          553  Safety Insurance Group, Inc.              46,668
        5,557  Stewart Information Services
                  Corp.                                 265,458
        1,780  Travelers (The) Cos., Inc.               340,194
        8,026  Unum Group                               337,333
                                                ---------------
                                                      7,447,752
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.7%
        6,933  Meta Platforms, Inc.,
                  Class A (a)                         1,032,809
          884  Shutterstock, Inc.                        66,539
        1,704  Yelp, Inc. (a)                            53,693
        4,163  Ziff Davis, Inc. (a)                     372,505
                                                ---------------
                                                      1,525,546
                                                ---------------
               IT SERVICES -- 1.7%
        3,959  Akamai Technologies, Inc. (a)            352,153
       11,671  Cognizant Technology Solutions
                  Corp., Class A                        779,039
       15,532  DXC Technology Co. (a)                   446,234
          496  EPAM Systems, Inc. (a)                   164,995
        3,302  Fiserv, Inc. (a)                         352,257
        3,360  Global Payments, Inc.                    378,739
        8,542  Kyndryl Holdings, Inc. (a)               114,377
        1,123  Maximus, Inc.                             84,057
        9,363  SS&C Technologies Holdings,
                  Inc.                                  565,057
        1,865  TTEC Holdings, Inc.                       94,817
       17,935  Western Union (The) Co.                  254,139
                                                ---------------
                                                      3,585,864
                                                ---------------
               LEISURE PRODUCTS -- 0.8%
        4,568  Brunswick Corp.                          385,219
        2,699  Hasbro, Inc.                             159,700
        3,564  Malibu Boats, Inc., Class A (a)          215,943
        1,630  Polaris, Inc.                            187,189
       16,673  Topgolf Callaway Brands
                  Corp. (a)                             408,322
        9,744  Vista Outdoor, Inc. (a)                  285,986
                                                ---------------
                                                      1,642,359
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.3%
        1,532  Charles River Laboratories
                  International, Inc. (a)               372,659
        8,977  Syneos Health, Inc. (a)                  322,454
                                                ---------------
                                                        695,113
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MACHINERY -- 3.0%
          671  Alamo Group, Inc.                $       104,991
        5,937  Allison Transmission Holdings,
                  Inc.                                  267,640
        1,393  Caterpillar, Inc.                        351,440
        1,378  Cummins, Inc.                            343,866
        1,398  Donaldson Co., Inc.                       87,165
        3,600  Dover Corp.                              546,588
          532  ESCO Technologies, Inc.                   52,370
        1,003  Federal Signal Corp.                      53,410
        2,529  Fortive Corp.                            172,048
        2,226  Hillenbrand, Inc.                        104,310
        6,463  Hillman Solutions Corp. (a)               62,045
        1,015  ITT, Inc.                                 92,964
          901  John Bean Technologies Corp.             100,669
        5,810  Kennametal, Inc.                         165,585
          615  Middleby (The) Corp. (a)                  95,602
        4,331  Mueller Water Products, Inc.,
                  Class A                                54,787
        6,744  PACCAR, Inc.                             737,187
          558  Parker-Hannifin Corp.                    181,908
        7,441  Proto Labs, Inc. (a)                     227,695
        1,081  Snap-on, Inc.                            268,877
       11,107  Stanley Black & Decker, Inc.             991,966
          757  Tennant Co.                               53,088
        2,223  Terex Corp.                              113,306
        3,495  Timken (The) Co.                         287,813
          727  Toro (The) Co.                            81,075
        1,576  Trinity Industries, Inc.                  45,342
          563  Watts Water Technologies, Inc.,
                  Class A                                92,062
        3,344  Westinghouse Air Brake
                  Technologies Corp.                    347,141
                                                ---------------
                                                      6,082,940
                                                ---------------
               MARINE -- 0.2%
        6,585  Matson, Inc.                             435,400
                                                ---------------
               MEDIA -- 2.6%
      114,167  Advantage Solutions, Inc. (a)            295,693
       20,649  Altice USA, Inc., Class A (a)            101,180
        1,437  Charter Communications, Inc.,
                  Class A (a)                           552,253
       13,938  Comcast Corp., Class A                   548,460
       29,317  DISH Network Corp.,
                  Class A (a)                           421,872
       27,473  Fox Corp., Class A                       932,434
       21,221  Gray Television, Inc.                    275,024
        2,471  Interpublic Group of (The) Cos.,
                  Inc.                                   90,093
        3,490  John Wiley & Sons, Inc.,
                  Class A                               159,842
        4,523  News Corp., Class A                       91,636
        1,992  Omnicom Group, Inc.                      171,292
       49,428  Paramount Global, Class B              1,144,752
        4,814  Scholastic Corp.                         212,971
       26,067  WideOpenWest, Inc. (a)                   299,510
                                                ---------------
                                                      5,297,012
                                                ---------------

                        See Notes to Financial Statements                Page 65


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               METALS & MINING -- 1.8%
        1,622  Alpha Metallurgical Resources,
                  Inc.                          $       261,029
        4,489  Arconic Corp. (a)                        105,536
        8,522  Commercial Metals Co.                    462,489
       14,142  Newmont Corp.                            748,536
        2,033  Reliance Steel & Aluminum Co.            462,406
        8,540  Steel Dynamics, Inc.                   1,030,266
       16,431  United States Steel Corp.                468,119
        3,822  Worthington Industries, Inc.             217,357
                                                ---------------
                                                      3,755,738
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.0%
       19,526  Annaly Capital Management,
                  Inc.                                  458,275
        8,472  Chimera Investment Corp.                  61,761
        9,503  Claros Mortgage Trust, Inc.              159,080
        6,804  KKR Real Estate Finance Trust,
                  Inc.                                  108,388
       18,922  Ladder Capital Corp.                     211,927
       18,202  New York Mortgage Trust, Inc.             56,790
        3,761  PennyMac Mortgage Investment
                  Trust                                  57,355
       50,381  Rithm Capital Corp.                      474,085
       17,964  Starwood Property Trust, Inc.            375,268
                                                ---------------
                                                      1,962,929
                                                ---------------
               MULTILINE RETAIL -- 1.0%
          588  Dillard's, Inc., Class A                 231,266
          660  Dollar General Corp.                     154,176
       16,301  Kohl's Corp.                             527,663
       19,933  Macy's, Inc.                             471,017
       15,301  Nordstrom, Inc.                          298,982
        1,758  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                               96,268
        2,239  Target Corp.                             385,422
                                                ---------------
                                                      2,164,794
                                                ---------------
               MULTI-UTILITIES -- 2.0%
        5,482  Ameren Corp.                             476,221
        3,153  Avista Corp.                             125,805
        3,511  Black Hills Corp.                        254,126
       22,257  CenterPoint Energy, Inc.                 670,381
        7,697  CMS Energy Corp.                         486,374
        7,003  Consolidated Edison, Inc.                667,456
        2,840  DTE Energy Co.                           330,491
        2,356  NorthWestern Corp.                       133,821
        2,652  Public Service Enterprise Group,
                  Inc.                                  164,238
        3,154  Sempra Energy                            505,681
        3,559  WEC Energy Group, Inc.                   334,510
                                                ---------------
                                                      4,149,104
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.0%
        9,460  California Resources Corp.               404,226
        3,009  Chord Energy Corp.                       431,280
        7,932  HF Sinclair Corp.                        451,331
        7,169  Marathon Petroleum Corp.                 921,360

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
       10,093  PBF Energy, Inc., Class A        $       423,805
        8,988  Peabody Energy Corp. (a)                 250,675
       25,262  Permian Resources Corp.                  274,598
        8,016  Phillips 66                              803,764
        6,951  World Fuel Services Corp.                196,713
                                                ---------------
                                                      4,157,752
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.0%
          959  Sylvamo Corp.                             45,581
                                                ---------------
               PERSONAL PRODUCTS -- 0.2%
        3,627  Edgewell Personal Care Co.               155,453
        9,395  Herbalife Nutrition Ltd. (a)             165,070
        2,628  USANA Health Sciences,
                  Inc. (a)                              153,581
                                                ---------------
                                                        474,104
                                                ---------------
               PHARMACEUTICALS -- 0.4%
       13,473  Elanco Animal Health, Inc. (a)           184,984
        5,895  Organon & Co.                            177,616
        1,517  Prestige Consumer Healthcare,
                  Inc. (a)                               99,758
       29,586  Viatris, Inc.                            359,766
                                                ---------------
                                                        822,124
                                                ---------------
               PROFESSIONAL SERVICES -- 1.4%
       19,694  Alight, Inc., Class A (a)                184,927
        3,031  ASGN, Inc. (a)                           275,670
        1,555  Booz Allen Hamilton Holding
                  Corp.                                 147,165
          548  CACI International, Inc.,
                  Class A (a)                           168,833
        7,307  First Advantage Corp. (a)                101,421
          470  ICF International, Inc.                   48,029
        2,779  Jacobs Solutions, Inc.                   343,346
        1,732  Kforce, Inc.                              97,217
        6,505  Korn Ferry                               351,205
        3,173  Leidos Holdings, Inc.                    313,619
        2,968  ManpowerGroup, Inc.                      258,691
        2,230  Robert Half International, Inc.          187,231
        2,863  TransUnion                               205,420
        2,428  TriNet Group, Inc. (a)                   183,193
                                                ---------------
                                                      2,865,967
                                                ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 1.1%
       37,162  Anywhere Real Estate, Inc. (a)           315,134
        8,673  CBRE Group, Inc., Class A (a)            741,628
        4,309  Howard Hughes (The) Corp. (a)            368,376
        2,066  Jones Lang LaSalle, Inc. (a)             381,942
        5,514  Marcus & Millichap, Inc.                 199,827
       29,795  Newmark Group, Inc., Class A             255,343
                                                ---------------
                                                      2,262,250
                                                ---------------
               ROAD & RAIL -- 1.6%
       15,480  Heartland Express, Inc.                  260,374
        2,796  J.B. Hunt Transport Services,
                  Inc.                                  528,584
        7,854  Knight-Swift Transportation
                  Holdings, Inc.                        464,171

Page 66                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ROAD & RAIL (CONTINUED)
        9,604  Marten Transport Ltd.            $       212,152
        4,925  Ryder System, Inc.                       464,969
       10,148  Schneider National, Inc.,
                  Class B                               268,922
        5,471  U-Haul Holding Co.                       366,721
        4,719  Werner Enterprises, Inc.                 221,652
       12,364  XPO, Inc. (a)                            492,829
                                                ---------------
                                                      3,280,374
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.6%
       17,165  Amkor Technology, Inc.                   502,248
        4,362  Cohu, Inc. (a)                           157,381
        4,325  Diodes, Inc. (a)                         385,747
       31,568  Intel Corp.                              892,112
       16,694  Micron Technology, Inc.                1,006,648
        3,886  MKS Instruments, Inc.                    397,615
        2,725  Qorvo, Inc. (a)                          296,098
        9,155  Skyworks Solutions, Inc.               1,004,029
        2,595  Synaptics, Inc. (a)                      324,453
        3,821  Teradyne, Inc.                           388,596
        1,406  Ultra Clean Holdings, Inc. (a)            47,312
                                                ---------------
                                                      5,402,239
                                                ---------------
               SOFTWARE -- 0.2%
        6,078  ACI Worldwide, Inc. (a)                  169,758
        7,033  NCR Corp. (a)                            192,845
                                                ---------------
                                                        362,603
                                                ---------------
               SPECIALTY RETAIL -- 3.1%
        6,267  Academy Sports & Outdoors,
                  Inc.                                  366,118
          560  Advance Auto Parts, Inc.                  85,277
       10,014  American Eagle Outfitters, Inc.          161,626
        2,296  Asbury Automotive Group,
                  Inc. (a)                              505,120
        3,069  AutoNation, Inc. (a)                     388,904
        5,861  Bath & Body Works, Inc.                  269,665
        6,077  Best Buy Co., Inc.                       539,151
        3,083  Buckle (The), Inc.                       135,652
        5,481  CarMax, Inc. (a)                         386,137
        6,284  Foot Locker, Inc.                        273,417
       14,596  Gap (The), Inc.                          198,068
        1,317  Group 1 Automotive, Inc.                 281,640
        2,010  Lithia Motors, Inc.                      529,032
        1,031  Monro, Inc.                               52,478
        2,865  Penske Automotive Group, Inc.            366,204
        2,066  Rent-A-Center, Inc.                       55,555
          616  RH (a)                                   192,186
        1,400  Ross Stores, Inc.                        165,466
       11,166  Sally Beauty Holdings, Inc. (a)          173,966
        2,794  Signet Jewelers Ltd.                     214,607
        2,041  TJX (The) Cos., Inc.                     167,076
        9,957  Urban Outfitters, Inc. (a)               272,722
        3,907  Victoria's Secret & Co. (a)              164,680
        2,865  Williams-Sonoma, Inc.                    386,603
                                                ---------------
                                                      6,331,350
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.6%
        2,047  Dell Technologies, Inc., Class C $        83,149
       52,277  Hewlett Packard Enterprise Co.           843,228
       18,140  HP, Inc.                                 528,600
       11,113  NetApp, Inc.                             736,014
       26,445  Western Digital Corp. (a)              1,162,258
                                                ---------------
                                                      3,353,249
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.5%
        1,273  Carter's, Inc.                           106,130
        1,880  Columbia Sportswear Co.                  180,292
        1,518  Crocs, Inc. (a)                          184,847
          206  Deckers Outdoor Corp. (a)                 88,061
       38,831  Hanesbrands, Inc.                        327,734
        9,007  Levi Strauss & Co., Class A              165,729
        4,665  PVH Corp.                                419,383
        1,558  Ralph Lauren Corp.                       192,958
        7,849  Skechers U.S.A., Inc.,
                  Class A (a)                           377,929
        4,324  Tapestry, Inc.                           197,045
       16,205  Under Armour, Inc., Class A (a)          200,780
       12,088  VF Corp.                                 374,003
       21,726  Wolverine World Wide, Inc.               350,440
                                                ---------------
                                                      3,165,331
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.6%
        3,658  Axos Financial, Inc. (a)                 176,023
       10,981  Capitol Federal Financial, Inc.           91,911
       10,587  Essent Group Ltd.                        466,146
       31,662  MGIC Investment Corp.                    447,067
        5,917  Mr. Cooper Group, Inc. (a)               272,123
       28,717  New York Community Bancorp,
                  Inc.                                  286,883
       11,362  NMI Holdings, Inc., Class A (a)          263,939
        4,191  PennyMac Financial Services,
                  Inc.                                  282,557
        6,545  Provident Financial Services,
                  Inc.                                  153,546
       21,584  Radian Group, Inc.                       477,006
        4,196  Walker & Dunlop, Inc.                    400,214
        1,028  WSFS Financial Corp.                      49,663
                                                ---------------
                                                      3,367,078
                                                ---------------
               TOBACCO -- 0.1%
        3,597  Universal Corp.                          195,569
                                                ---------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 1.9%
        8,571  Air Lease Corp.                          385,438
        6,238  Beacon Roofing Supply, Inc. (a)          354,818
        3,458  Boise Cascade Co.                        259,246
        1,548  GATX Corp.                               177,169
        2,092  H&E Equipment Services, Inc.             106,462
          472  McGrath RentCorp                          46,983
        3,023  MSC Industrial Direct Co., Inc.,
                  Class A                               250,002
       11,007  NOW, Inc. (a)                            154,538
        3,634  Rush Enterprises, Inc., Class A          195,546

                        See Notes to Financial Statements                Page 67


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TRADING COMPANIES & DISTRIBUTORS
                  (CONTINUED)
          702  SiteOne Landscape Supply,
                  Inc. (a)                      $       106,360
        5,984  Triton International Ltd.                422,710
        1,878  United Rentals, Inc. (a)                 828,104
        1,561  Veritiv Corp.                            195,187
        2,630  WESCO International, Inc. (a)            391,896
                                                ---------------
                                                      3,874,459
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.4%
       22,638  Telephone and Data Systems,
                  Inc.                                  302,670
        1,161  T-Mobile US, Inc. (a)                    173,349
       11,389  United States Cellular Corp. (a)         278,575
                                                ---------------
                                                        754,594
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.7%                          205,120,473
               (Cost $191,808,139)              ---------------

               MONEY MARKET FUNDS -- 0.4%
      134,998  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  4.24% (d) (e)                         134,998
      591,852  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 4.12% (d)                     591,852
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.4%                               726,850
               (Cost $726,850)                  ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.0%
$      25,684  BNP Paribas S.A., 4.21% (d),
                  dated 01/31/23, due 02/01/23,
                  with a maturity value of
                  $25,687. Collateralized by
                  U.S. Treasury Note, interest
                  rate of  2.13%, due 05/15/25.
                  The value of the collateral
                  including accrued interest is
                  $26,221. (e)                           25,684
               (Cost $25,684)                   ---------------

               TOTAL INVESTMENTS -- 100.1%          205,873,007
               (Cost $192,560,673)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%                (212,860)
                                                ---------------
               NET ASSETS -- 100.0%             $   205,660,147
                                                ===============

(a)   Non-income producing security.

(b)   Non-income producing security which makes payment in-kind ("PIK")
      distributions. For the six months ended January 31, 2023, the Fund received 115 PIK shares of Summit Materials, Inc.

(c)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $161,668 and the total value of the collateral held by the Fund is $160,682.

(d)   Rate shown reflects yield as of January 31, 2023.

(e)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $       161,668
Non-cash Collateral(2)                                 (160,682)
                                                ---------------
Net Amount                                      $           986
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 31, 2023, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 30 to January 31, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $        25,684
Non-cash Collateral(4)                                  (25,684)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 68                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                     LEVEL 2       LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    1/31/2023         PRICES         INPUTS         INPUTS
                                                  -----------------------------------------------------------
Common Stocks*..................................  $  205,120,473  $  205,120,473  $          --  $         --
Money Market Funds..............................         726,850         726,850             --            --
Repurchase Agreements...........................          25,684              --         25,684            --
                                                  -----------------------------------------------------------
Total Investments...............................  $  205,873,007  $  205,847,323  $      25,684  $         --
                                                  ===========================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 69


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                          VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.3%
        4,576  AAR Corp. (a)                    $       235,389
          960  AeroVironment, Inc. (a)                   85,411
        1,717  Axon Enterprise, Inc. (a)                335,571
        2,745  HEICO Corp.                              469,258
        1,059  Northrop Grumman Corp.                   474,474
       10,695  Rocket Lab USA, Inc. (a)                  53,154
          917  TransDigm Group, Inc.                    658,177
                                                ---------------
                                                      2,311,434
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.5%
        4,606  C.H. Robinson Worldwide, Inc.            461,383
        1,567  Forward Air Corp.                        169,001
        1,661  United Parcel Service, Inc.,
                  Class B                               307,667
                                                ---------------
                                                        938,051
                                                ---------------
               AIRLINES -- 0.5%
       22,400  American Airlines Group,
                  Inc. (a)                              361,536
        9,447  United Airlines Holdings,
                  Inc. (a)                              462,525
                                                ---------------
                                                        824,061
                                                ---------------
               AUTO COMPONENTS -- 0.6%
        1,016  Dorman Products, Inc. (a)                 98,613
        2,342  Fox Factory Holding Corp. (a)            276,567
        2,722  Visteon Corp. (a)                        425,557
        2,014  XPEL, Inc. (a) (b)                       153,205
                                                ---------------
                                                        953,942
                                                ---------------
               AUTOMOBILES -- 0.2%
        8,561  Harley-Davidson, Inc.                    394,063
                                                ---------------
               BANKS -- 0.7%
          808  BancFirst Corp.                           69,593
        2,093  Commerce Bancshares, Inc.                139,310
        1,598  Cullen/Frost Bankers, Inc.               208,187
        2,766  CVB Financial Corp.                       66,993
        9,509  First BanCorp                            127,896
        1,126  Lakeland Financial Corp.                  79,619
        5,964  OFG Bancorp                              168,841
        2,604  Pacific Premier Bancorp, Inc.             84,213
          933  SouthState Corp.                          74,267
        1,862  Stock Yards Bancorp, Inc.                111,646
          825  Triumph Financial, Inc. (a)               45,977
                                                ---------------
                                                      1,176,542
                                                ---------------
               BEVERAGES -- 1.3%
        2,141  Brown-Forman Corp., Class B              142,548
        3,423  Celsius Holdings, Inc. (a)               343,395
        4,540  Coca-Cola (The) Co.                      278,393
          417  Coca-Cola Consolidated, Inc.             211,327
          607  Constellation Brands, Inc.,
                  Class A                               140,533
        2,433  Duckhorn Portfolio (The),
                  Inc. (a)                               39,366
        1,545  MGP Ingredients, Inc.                    150,699
        4,154  Monster Beverage Corp. (a)               432,348
        3,062  National Beverage Corp. (a)              135,340

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BEVERAGES (CONTINUED)
        2,334  PepsiCo, Inc.                    $       399,161
                                                ---------------
                                                      2,273,110
                                                ---------------
               BIOTECHNOLOGY -- 4.3%
        2,610  AbbVie, Inc.                             385,627
        2,533  ACADIA Pharmaceuticals,
                  Inc. (a)                               48,203
        5,452  Alkermes PLC (a)                         156,145
        2,430  Alnylam Pharmaceuticals,
                  Inc. (a)                              550,152
        1,606  Amgen, Inc.                              405,354
        9,906  Amicus Therapeutics, Inc. (a)            129,174
        1,950  Arcus Biosciences, Inc. (a)               42,179
        5,269  Arrowhead Pharmaceuticals,
                  Inc. (a)                              184,362
       10,536  BioCryst Pharmaceuticals,
                  Inc. (a)                              111,155
        2,714  Celldex Therapeutics, Inc. (a)           119,579
        4,664  Cytokinetics, Inc. (a)                   198,127
       11,368  Dynavax Technologies Corp. (a)           129,368
        4,316  Exact Sciences Corp. (a)                 291,416
        8,882  Exelixis, Inc. (a)                       156,501
        7,550  FibroGen, Inc. (a)                       178,180
        8,409  Gilead Sciences, Inc.                    705,851
        6,259  Halozyme Therapeutics, Inc. (a)          324,028
        7,953  ImmunityBio, Inc. (a)                     30,221
        7,191  Incyte Corp. (a)                         612,242
        2,018  Insmed, Inc. (a)                          43,448
        3,772  Ionis Pharmaceuticals, Inc. (a)          150,390
        1,773  Natera, Inc. (a)                          76,115
        1,868  Prometheus Biosciences, Inc. (a)         212,317
        1,364  Prothena Corp. PLC (a)                    77,134
        2,153  PTC Therapeutics, Inc. (a)                98,801
          585  Regeneron Pharmaceuticals,
                  Inc. (a)                              443,705
        5,333  REGENXBIO, Inc. (a)                      123,779
        3,450  REVOLUTION Medicines,
                  Inc. (a)                               92,253
       15,139  Roivant Sciences Ltd. (a)                125,654
        1,057  Sage Therapeutics, Inc. (a)               46,867
        2,199  Sarepta Therapeutics, Inc. (a)           274,809
        5,336  uniQure N.V. (a)                         113,390
        1,025  United Therapeutics Corp. (a)            269,749
        1,531  Vericel Corp. (a)                         42,057
        1,000  Vertex Pharmaceuticals, Inc. (a)         323,100
        3,156  Xencor, Inc. (a)                         103,896
                                                ---------------
                                                      7,375,328
                                                ---------------
               BUILDING PRODUCTS -- 1.5%
        3,733  A.O. Smith Corp.                         252,724
        2,728  AAON, Inc.                               208,201
          869  Advanced Drainage Systems,
                  Inc.                                   87,630
        1,353  Allegion PLC                             159,045
        5,489  Builders FirstSource, Inc. (a)           437,473
        1,790  Carlisle Cos., Inc.                      449,039
        1,418  CSW Industrials, Inc.                    191,728
       17,267  Janus International Group,
                  Inc. (a)                              189,937

Page 70                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BUILDING PRODUCTS (CONTINUED)
        6,188  Masco Corp.                      $       329,202
        2,410  Simpson Manufacturing Co.,
                  Inc.                                  258,135
                                                ---------------
                                                      2,563,114
                                                ---------------
               CAPITAL MARKETS -- 1.7%
        2,082  Ares Management Corp.,
                  Class A                               172,785
        1,103  Cohen & Steers, Inc.                      81,037
          350  FactSet Research Systems, Inc.           148,029
        4,410  Focus Financial Partners, Inc.,
                  Class A (a)                           199,111
        6,245  Golub Capital BDC, Inc.                   85,556
        1,287  Hamilton Lane, Inc., Class A             100,206
        2,452  Houlihan Lokey, Inc.                     242,920
        1,969  Interactive Brokers Group, Inc.,
                  Class A                               157,402
        2,672  LPL Financial Holdings, Inc.             633,585
          255  MarketAxess Holdings, Inc.                92,782
        2,142  Moelis & Co., Class A                    100,139
          505  Moody's Corp.                            162,989
          621  MSCI, Inc.                               330,099
        3,263  Northern Trust Corp.                     316,413
        1,641  PJT Partners, Inc., Class A              131,329
                                                ---------------
                                                      2,954,382
                                                ---------------
               CHEMICALS -- 3.1%
        2,342  Air Products and Chemicals, Inc.         750,634
        1,987  Ashland, Inc.                            217,120
       11,187  Axalta Coating Systems Ltd. (a)          336,729
          583  Balchem Corp.                             76,157
        4,263  Cabot Corp.                              321,132
        6,779  CF Industries Holdings, Inc.             574,181
        9,826  Corteva, Inc.                            633,286
        5,785  FMC Corp.                                770,157
        3,585  Livent Corp. (a)                          92,923
       12,359  LSB Industries, Inc. (a)                 157,083
       13,165  Mosaic (The) Co.                         652,194
        4,411  Perimeter Solutions S.A. (a)              41,022
        2,924  RPM International, Inc.                  262,897
          977  Sensient Technologies Corp.               73,949
        8,727  Valvoline, Inc.                          319,932
                                                ---------------
                                                      5,279,396
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.9%
        2,252  Brink's (The) Co.                        147,731
        2,694  Casella Waste Systems, Inc.,
                  Class A (a)                           215,843
        1,279  Cintas Corp.                             567,544
        3,121  Clean Harbors, Inc. (a)                  406,666
        6,927  Copart, Inc. (a)                         461,408
        5,216  Driven Brands Holdings, Inc. (a)         152,255
        2,725  Montrose Environmental Group,
                  Inc. (a)                              147,586
        2,239  Republic Services, Inc.                  279,472
        7,903  Rollins, Inc.                            287,669
        1,472  Tetra Tech, Inc.                         228,925

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                  (CONTINUED)
        1,841  Waste Management, Inc.           $       284,858
                                                ---------------
                                                      3,179,957
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.1%
        8,748  ADTRAN Holdings, Inc.                    165,075
        3,476  Arista Networks, Inc. (a)                438,046
        3,123  Calix, Inc. (a)                          164,395
        1,746  Clearfield, Inc. (a)                     124,769
       16,457  CommScope Holding Co.,
                  Inc. (a)                              138,239
       11,222  Extreme Networks, Inc. (a)               202,333
       24,389  Infinera Corp. (a)                       178,527
        1,637  Motorola Solutions, Inc.                 420,725
        3,721  NetScout Systems, Inc. (a)               119,444
                                                ---------------
                                                      1,951,553
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.6%
        2,877  Ameresco, Inc., Class A (a)              185,480
        1,756  Dycom Industries, Inc. (a)               167,470
        1,077  Valmont Industries, Inc.                 355,119
        6,308  WillScot Mobile Mini Holdings
                  Corp. (a)                             305,686
                                                ---------------
                                                      1,013,755
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.2%
        2,681  Eagle Materials, Inc.                    391,640
                                                ---------------
               CONSUMER FINANCE -- 0.1%
          150  Credit Acceptance Corp. (a) (c)           69,396
       15,451  SoFi Technologies, Inc. (a)              107,075
        3,050  Upstart Holdings, Inc. (a) (c)            56,974
                                                ---------------
                                                        233,445
                                                ---------------
               CONTAINERS & PACKAGING -- 0.3%
       16,007  Graphic Packaging Holding Co.            385,609
        2,856  Sealed Air Corp.                         156,394
                                                ---------------
                                                        542,003
                                                ---------------
               DISTRIBUTORS -- 0.5%
        3,696  Funko, Inc., Class A (a)                  44,721
        4,161  Genuine Parts Co.                        698,299
          465  Pool Corp.                               179,309
                                                ---------------
                                                        922,329
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.6%
        6,505  Chegg, Inc. (a)                          135,044
        3,408  Coursera, Inc. (a)                        54,358
        1,945  Grand Canyon Education,
                  Inc. (a)                              226,709
        3,902  H&R Block, Inc.                          152,100
        7,717  Mister Car Wash, Inc. (a)                 79,253
        3,091  Service Corp. International              229,198
        1,289  Stride, Inc. (a)                          55,337
        7,791  Udemy, Inc. (a)                           97,699
                                                ---------------
                                                      1,029,698
                                                ---------------

                        See Notes to Financial Statements                Page 71


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.2%
        4,527  Apollo Global Management, Inc.   $       320,421
        2,212  Compass Diversified Holdings              49,372
                                                ---------------
                                                        369,793
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.3%
          706  Cogent Communications
                  Holdings, Inc.                         48,410
       61,797  Globalstar, Inc. (a)                      87,134
        5,543  Iridium Communications,
                  Inc. (a)                              331,693
        3,411  Radius Global Infrastructure,
                  Inc., Class A (a)                      45,946
                                                ---------------
                                                        513,183
                                                ---------------
               ELECTRIC UTILITIES -- 0.4%
        1,167  MGE Energy, Inc.                          85,319
        5,045  NextEra Energy, Inc.                     376,508
        3,602  OGE Energy Corp.                         141,631
        2,060  Otter Tail Corp.                         132,149
                                                ---------------
                                                        735,607
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.9%
       10,630  Array Technologies, Inc. (a)             236,305
        3,140  Atkore, Inc. (a)                         408,985
        6,326  Bloom Energy Corp.,
                  Class A (a)                           157,707
        1,494  Encore Wire Corp.                        241,177
        7,053  Fluence Energy, Inc. (a)                 170,259
        1,397  Generac Holdings, Inc. (a)               168,478
        6,663  Shoals Technologies Group, Inc.,
                  Class A (a)                           185,831
                                                ---------------
                                                      1,568,742
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.6%
        1,916  Advanced Energy Industries,
                  Inc.                                  177,690
        7,585  Amphenol Corp., Class A                  605,055
        1,508  Badger Meter, Inc.                       174,777
        2,858  Belden, Inc.                             231,755
        1,512  Cognex Corp.                              82,767
        9,041  Corning, Inc.                            312,909
        4,170  CTS Corp.                                185,607
        5,222  Jabil, Inc.                              410,606
        2,465  Keysight Technologies, Inc. (a)          442,098
          647  Littelfuse, Inc.                         166,078
                                                ---------------
                                                      2,789,342
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 2.8%
        4,088  Cactus, Inc., Class A                    221,202
       12,286  ChampionX Corp.                          405,684
       11,333  Expro Group Holdings N.V. (a)            214,080
       18,347  Halliburton Co.                          756,263
        7,185  Helmerich & Payne, Inc.                  348,041
       12,834  Liberty Energy, Inc.                     203,162
        1,327  Nabors Industries Ltd. (a)               235,596

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                 (CONTINUED)
       22,237  NexTier Oilfield Solutions,
                  Inc. (a)                      $       209,473
       21,149  Patterson-UTI Energy, Inc.               355,303
       23,113  RPC, Inc.                                229,281
       13,504  Schlumberger Ltd.                        769,458
       45,060  Transocean Ltd. (a)                      303,704
        5,267  Valaris Ltd. (a)                         382,595
        4,035  Weatherford International
                  PLC (a)                               229,511
                                                ---------------
                                                      4,863,353
                                                ---------------
               ENTERTAINMENT -- 0.9%
       17,501  AMC Entertainment Holdings,
                  Inc., Class A (a) (c)                  93,630
        9,491  Cinemark Holdings, Inc. (a)              113,323
        6,320  Endeavor Group Holdings, Inc.,
                  Class A (a)                           141,758
        4,141  Live Nation Entertainment,
                  Inc. (a)                              333,309
        3,655  Madison Square Garden
                  Entertainment Corp. (a)               191,120
          660  Madison Square Garden Sports
                  Corp.                                 120,014
        8,136  Warner Music Group Corp.,
                  Class A                               296,557
        2,399  World Wrestling Entertainment,
                  Inc., Class A                         203,003
                                                ---------------
                                                      1,492,714
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.4%
          183  Alexander's, Inc.                         43,422
       18,056  Apple Hospitality REIT, Inc.             320,133
        9,426  Brixmor Property Group, Inc.             221,794
        3,777  EPR Properties                           160,447
          215  Equinix, Inc.                            158,698
        3,502  Essential Properties Realty
                  Trust, Inc.                            89,231
        1,555  Four Corners Property Trust, Inc.         44,722
        5,544  Gaming and Leisure Properties,
                  Inc.                                  296,937
        3,573  Getty Realty Corp.                       130,164
       35,984  Host Hotels & Resorts, Inc.              678,298
          398  Innovative Industrial Properties,
                  Inc.                                   35,732
        3,472  InvenTrust Properties Corp.               86,349
        8,461  Iron Mountain, Inc.                      461,801
       10,152  Kite Realty Group Trust                  220,298
        1,509  Lamar Advertising Co., Class A           160,769
        1,135  LTC Properties, Inc.                      43,300
        1,557  National Retail Properties, Inc.          73,724
        7,295  Outfront Media, Inc.                     145,171
        2,237  Phillips Edison & Co., Inc.               74,984
        1,619  PotlatchDeltic Corp.                      79,250
        1,247  Prologis, Inc.                           161,212
        4,322  Rayonier, Inc.                           157,278
        2,216  Realty Income Corp.                      150,311
        1,140  Regency Centers Corp.                     75,958

Page 72                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        2,683  Retail Opportunity Investments
                  Corp.                         $        42,472
        3,484  Ryman Hospitality Properties,
                  Inc.                                  323,629
          991  Saul Centers, Inc.                        42,425
        2,458  Simon Property Group, Inc.               315,755
        6,017  SITE Centers Corp.                        82,132
        1,784  Spirit Realty Capital, Inc.               78,282
        2,205  STAG Industrial, Inc.                     78,498
          983  Sun Communities, Inc.                    154,193
        9,163  Tanger Factory Outlet Centers,
                  Inc.                                  175,105
        1,253  Terreno Realty Corp.                      80,731
        4,339  VICI Properties, Inc.                    148,307
        4,535  Weyerhaeuser Co.                         156,140
        1,799  WP Carey, Inc.                           153,869
                                                ---------------
                                                      5,901,521
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.5%
        3,230  BJ's Wholesale Club Holdings,
                  Inc. (a)                              234,078
        6,174  Chefs' Warehouse (The), Inc. (a)         236,032
        2,440  Grocery Outlet Holding Corp. (a)          74,152
        3,777  Sysco Corp.                              292,566
                                                ---------------
                                                        836,828
                                                ---------------
               FOOD PRODUCTS -- 1.3%
        3,774  Cal-Maine Foods, Inc.                    215,948
        3,414  Darling Ingredients, Inc. (a)            226,314
        9,914  Flowers Foods, Inc.                      274,519
        1,821  Hershey (The) Co.                        408,997
        5,390  Hostess Brands, Inc. (a)                 124,671
        3,189  Lamb Weston Holdings, Inc.               318,549
        3,181  Simply Good Foods (The)
                  Co. (a)                               115,470
        5,720  Sovos Brands, Inc. (a)                    77,563
        4,827  Tootsie Roll Industries, Inc.            215,912
       10,364  Utz Brands, Inc.                         172,664
                                                ---------------
                                                      2,150,607
                                                ---------------
               GAS UTILITIES -- 0.6%
          695  Chesapeake Utilities Corp.                87,626
        4,501  National Fuel Gas Co.                    261,328
        7,178  New Jersey Resources Corp.               358,326
        2,822  ONE Gas, Inc.                            232,420
        2,069  Spire, Inc.                              149,423
                                                ---------------
                                                      1,089,123
                                                ---------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 3.6%
        2,630  Abbott Laboratories                      290,746
        1,852  AtriCure, Inc. (a)                        80,155
           72  Atrion Corp.                              49,486
        1,934  Axonics, Inc. (a)                        118,748
        1,136  Becton, Dickinson and Co.                286,522
          927  CONMED Corp.                              88,769
        5,100  Dexcom, Inc. (a)                         546,159
          923  Glaukos Corp. (a)                         45,273

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  (CONTINUED)
        2,877  Globus Medical, Inc.,
                  Class A (a)                   $       217,213
        3,623  Haemonetics Corp. (a)                    306,506
        5,638  Hologic, Inc. (a)                        458,764
          708  IDEXX Laboratories, Inc. (a)             340,194
        1,414  Inspire Medical Systems,
                  Inc. (a)                              357,827
        1,962  Insulet Corp. (a)                        563,722
        2,541  Integra LifeSciences Holdings
                  Corp. (a)                             145,599
        1,589  Intuitive Surgical, Inc. (a)             390,401
        2,796  Lantheus Holdings, Inc. (a)              160,770
        2,328  Merit Medical Systems, Inc. (a)          166,103
        8,602  Paragon 28, Inc. (a)                     144,944
          961  Penumbra, Inc. (a)                       240,644
        3,957  PROCEPT BioRobotics
                  Corp. (a)                             153,888
          831  QuidelOrtho Corp. (a)                     71,142
          693  Shockwave Medical, Inc. (a)              130,235
        3,110  Silk Road Medical, Inc. (a)              169,060
        4,530  Zimmer Biomet Holdings, Inc.             576,850
                                                ---------------
                                                      6,099,720
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.0%
        3,461  Acadia Healthcare Co., Inc. (a)          290,793
        8,552  AdaptHealth Corp. (a)                    183,269
        5,039  Agiliti, Inc. (a)                         92,969
       10,286  Alignment Healthcare, Inc. (a)           127,032
        2,771  AMN Healthcare Services,
                  Inc. (a)                              265,573
       29,430  Cano Health, Inc. (a)                     40,613
          279  Chemed Corp.                             140,934
          566  CorVel Corp. (a)                         100,839
        1,156  HealthEquity, Inc. (a)                    70,343
       32,055  Hims & Hers Health, Inc. (a)             265,415
       16,638  LifeStance Health Group,
                  Inc. (a) (c)                           87,849
        1,925  McKesson Corp.                           728,959
        9,935  Oak Street Health, Inc. (a)              288,711
        7,102  Option Care Health, Inc. (a)             205,035
        6,273  Privia Health Group, Inc. (a)            169,622
        2,639  Progyny, Inc. (a)                         90,755
        5,114  Surgery Partners, Inc. (a)               169,785
        1,014  US Physical Therapy, Inc.                100,538
                                                ---------------
                                                      3,419,034
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.2%
        2,122  Doximity, Inc., Class A (a)               74,843
        2,927  Evolent Health, Inc.,
                  Class A (a)                            94,308
        5,080  Phreesia, Inc. (a)                       190,449
                                                ---------------
                                                        359,600
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 7.3%
          358  Booking Holdings, Inc. (a)               871,408
       15,243  Bowlero Corp. (a)                        209,591
        5,225  Boyd Gaming Corp.                        325,570
        6,439  Brinker International, Inc. (a)          254,083

                        See Notes to Financial Statements                Page 73


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                 (CONTINUED)
        6,849  Caesars Entertainment, Inc. (a)  $       356,559
          208  Chipotle Mexican Grill, Inc. (a)         342,447
        1,265  Choice Hotels International,
                  Inc.                                  155,456
        1,011  Churchill Downs, Inc.                    250,829
        1,735  Cracker Barrel Old Country
                  Store, Inc.                           193,591
        5,219  Darden Restaurants, Inc.                 772,256
        5,798  Dave & Buster's Entertainment,
                  Inc. (a)                              251,343
        1,872  Dine Brands Global, Inc.                 144,724
          406  Domino's Pizza, Inc.                     143,318
        1,430  Dutch Bros, Inc., Class A (a)             54,497
        5,728  Everi Holdings, Inc. (a)                  99,495
        3,234  Golden Entertainment, Inc. (a)           127,743
        9,241  Hilton Grand Vacations, Inc. (a)         437,654
        4,571  Hilton Worldwide Holdings, Inc.          663,206
        2,409  Jack in the Box, Inc.                    183,036
        3,907  Krispy Kreme, Inc.                        47,666
        4,862  Light & Wonder, Inc. (a)                 317,246
        3,879  Marriott International, Inc.,
                  Class A                               675,644
        1,096  McDonald's Corp.                         293,070
        2,672  Monarch Casino & Resort,
                  Inc. (a)                              204,729
       23,278  Norwegian Cruise Line
                  Holdings Ltd. (a)                     354,058
        1,731  Papa John's International, Inc.          155,253
        3,616  Planet Fitness, Inc.,
                  Class A (a)                           306,094
        4,109  Red Rock Resorts, Inc., Class A          184,946
        7,205  Royal Caribbean Cruises Ltd. (a)         467,893
        6,656  SeaWorld Entertainment, Inc. (a)         415,268
        5,203  Six Flags Entertainment
                  Corp. (a)                             139,701
        5,822  Starbucks Corp.                          635,413
       13,572  Target Hospitality Corp. (a)             208,398
        3,133  Texas Roadhouse, Inc.                    314,647
        5,871  Travel + Leisure Co.                     248,754
          897  Vail Resorts, Inc.                       235,319
       12,590  Wendy's (The) Co.                        280,757
        1,035  Wingstop, Inc.                           164,017
        1,998  Wyndham Hotels & Resorts, Inc.           154,865
        4,319  Wynn Resorts Ltd. (a)                    447,621
        3,293  Yum! Brands, Inc.                        429,770
                                                ---------------
                                                     12,517,935
                                                ---------------
               HOUSEHOLD DURABLES -- 0.4%
        4,149  Skyline Champion Corp. (a)               244,584
       10,374  Tempur Sealy International, Inc.         422,740
                                                ---------------
                                                        667,324
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.5%
        1,744  Church & Dwight Co., Inc.                141,020
        3,665  Colgate-Palmolive Co.                    273,152
        2,783  Procter & Gamble (The) Co.               396,244
                                                ---------------
                                                        810,416
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.5%
        2,235  Clearway Energy, Inc., Class C   $        75,521
       10,966  Montauk Renewables, Inc. (a)             121,832
        1,647  Ormat Technologies, Inc.                 152,430
        4,564  Sunnova Energy International,
                  Inc. (a)                               88,907
       15,351  Vistra Corp.                             353,994
                                                ---------------
                                                        792,684
                                                ---------------
               INSURANCE -- 2.1%
        1,405  Aon PLC, Class A                         447,745
        2,237  Arthur J. Gallagher & Co.                437,826
        2,468  Brown & Brown, Inc.                      144,526
        4,811  BRP Group, Inc., Class A (a)             137,835
          356  Enstar Group Ltd. (a)                     86,259
          859  Erie Indemnity Co., Class A              209,897
          817  Kinsale Capital Group, Inc.              227,485
        2,549  Marsh & McLennan Cos., Inc.              445,846
          893  Palomar Holdings, Inc. (a)                45,641
        1,628  RLI Corp.                                215,629
        5,148  Ryan Specialty Holdings,
                  Inc. (a)                              219,408
          848  Trupanion, Inc. (a)                       50,049
        7,959  W.R. Berkley Corp.                       558,244
          201  White Mountains Insurance
                  Group Ltd.                            307,120
                                                ---------------
                                                      3,533,510
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.3%
        5,867  Cargurus, Inc. (a)                       103,553
        5,867  Pinterest, Inc., Class A (a)             154,243
       10,011  ZipRecruiter, Inc., Class A (a)          196,616
                                                ---------------
                                                        454,412
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.3%
        3,521  Etsy, Inc. (a)                           484,419
        1,251  Xometry, Inc., Class A (a)                43,810
                                                ---------------
                                                        528,229
                                                ---------------
               IT SERVICES -- 3.5%
          527  Accenture PLC, Class A                   147,059
        1,209  Automatic Data Processing, Inc.          273,004
       16,537  AvidXchange Holdings, Inc. (a)           183,892
        1,605  Concentrix Corp.                         227,605
       21,000  Cyxtera Technologies, Inc. (a)            67,620
        1,245  EVERTEC, Inc.                             45,990
        1,682  ExlService Holdings, Inc. (a)            286,949
        1,572  FleetCor Technologies, Inc. (a)          328,249
        4,943  Flywire Corp. (a)                        133,313
        2,148  Gartner, Inc. (a)                        726,325
        2,856  GoDaddy, Inc., Class A (a)               234,563
          801  Jack Henry & Associates, Inc.            144,252
        1,213  Mastercard, Inc., Class A                449,538
        2,058  Okta, Inc. (a)                           151,490
        1,217  Paychex, Inc.                            141,002
        1,020  Perficient, Inc. (a)                      75,623
       14,356  Remitly Global, Inc. (a)                 173,133

Page 74                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               IT SERVICES (CONTINUED)
        5,009  Repay Holdings Corp. (a)         $        48,788
       33,248  Sabre Corp. (a)                          226,419
        3,674  Shift4 Payments, Inc.,
                  Class A (a)                           235,283
        3,707  Squarespace, Inc., Class A (a)            87,930
        6,990  Thoughtworks Holding, Inc. (a)            75,492
       11,852  Toast, Inc., Class A (a)                 264,418
        1,406  VeriSign, Inc. (a)                       306,578
        8,746  Verra Mobility Corp. (a)                 134,951
        2,030  Visa, Inc., Class A                      467,326
        1,741  WEX, Inc. (a)                            322,033
                                                ---------------
                                                      5,958,825
                                                ---------------
               LEISURE PRODUCTS -- 0.3%
        3,355  Acushnet Holdings Corp.                  157,517
        3,993  Mattel, Inc. (a)                          81,697
        5,078  Peloton Interactive, Inc.,
                  Class A (a)                            65,659
        3,449  YETI Holdings, Inc. (a)                  154,377
                                                ---------------
                                                        459,250
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.9%
        3,859  Agilent Technologies, Inc.               586,877
        3,126  Bruker Corp.                             219,195
        3,949  Cytek Biosciences, Inc. (a)               47,585
          530  Danaher Corp.                            140,121
        1,409  IQVIA Holdings, Inc. (a)                 323,239
        1,677  Medpace Holdings, Inc. (a)               370,734
          292  Mettler-Toledo International,
                  Inc. (a)                              447,613
          162  OmniAb, Inc. - 12.5 Earnout
                  Shares (a) (d) (e) (f) (g)                  0
          162  OmniAb, Inc. - 15 Earnout
                  Shares (a) (d) (e) (f) (g)                  0
        1,003  PerkinElmer, Inc.                        137,943
          421  Repligen Corp. (a)                        78,011
        8,551  Sotera Health Co. (a)                    147,419
          524  Thermo Fisher Scientific, Inc.           298,853
        1,231  Waters Corp. (a)                         404,482
                                                ---------------
                                                      3,202,072
                                                ---------------
               MACHINERY -- 3.7%
        2,568  AGCO Corp.                               354,718
        2,836  Crane Holdings Co.                       328,721
        1,684  Deere & Co.                              712,063
        4,011  Energy Recovery, Inc. (a)                 88,763
        8,074  Enerpac Tool Group Corp.                 214,284
        1,890  EnPro Industries, Inc.                   228,822
        2,680  Franklin Electric Co., Inc.              242,004
        2,118  Graco, Inc.                              144,702
          741  Helios Technologies, Inc.                 48,906
        2,529  IDEX Corp.                               606,151
        2,622  Illinois Tool Works, Inc.                618,897
       11,054  Ingersoll Rand, Inc.                     619,024
          681  Kadant, Inc.                             138,767
        1,972  Lincoln Electric Holdings, Inc.          329,068
        1,262  Lindsay Corp.                            197,654
        4,829  Mueller Industries, Inc.                 316,541

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MACHINERY (CONTINUED)
        1,774  Nordson Corp.                   $        431,614
        7,375  Otis Worldwide Corp.                     606,446
       10,695  Proterra, Inc. (a)                        54,545
                                                ---------------
                                                      6,281,690
                                                ---------------
               MARINE -- 0.2%
        4,428  Kirby Corp. (a)                          313,414
                                                ---------------
               MEDIA -- 0.3%
        9,350  Integral Ad Science Holding
                  Corp. (a)                              96,118
        1,628  Nexstar Media Group, Inc.                333,366
                                                ---------------
                                                        429,484
                                                ---------------
               METALS & MINING -- 1.8%
        6,881  ATI, Inc. (a)                            250,400
       17,686  Cleveland-Cliffs, Inc. (a)               377,596
       18,998  Freeport-McMoRan, Inc.                   847,691
        1,878  Materion Corp.                           169,489
        5,477  Nucor Corp.                              925,723
        1,896  Royal Gold, Inc.                         240,849
        5,932  Warrior Met Coal, Inc.                   224,704
                                                ---------------
                                                      3,036,452
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.6%
       27,529  AGNC Investment Corp.                    319,336
       15,277  Apollo Commercial Real Estate
                  Finance, Inc.                         185,921
        9,170  Arbor Realty Trust, Inc.                 136,908
        3,365  Blackstone Mortgage Trust, Inc.,
                  Class A                                80,222
        6,371  Franklin BSP Realty Trust, Inc.           92,380
       16,688  MFA Financial, Inc.                      198,420
        2,557  Two Harbors Investment Corp.              45,873
                                                ---------------
                                                      1,059,060
                                                ---------------
               MULTILINE RETAIL -- 0.2%
        2,042  Dollar Tree, Inc. (a)                    306,668
        3,450  Franchise Group, Inc.                    106,570
                                                ---------------
                                                        413,238
                                                ---------------
               MULTI-UTILITIES -- 0.2%
        2,293  Dominion Energy, Inc.                    145,927
        5,196  NiSource, Inc.                           144,189
                                                ---------------
                                                        290,116
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 13.0%
       19,805  Antero Midstream Corp.                   215,874
       11,493  Antero Resources Corp. (a)               331,458
       15,466  APA Corp.                                685,608
        1,439  Arch Resources, Inc.                     213,001
        4,432  Callon Petroleum Co. (a)                 188,582
        4,814  Cheniere Energy, Inc.                    735,531
        3,774  Chesapeake Energy Corp.                  327,281
        4,022  Chevron Corp.                            699,908
        6,148  Civitas Resources, Inc.                  409,149
       12,202  CNX Resources Corp. (a)                  204,139
       25,978  Comstock Resources, Inc.                 315,633
        6,118  ConocoPhillips                           745,601
        3,161  CONSOL Energy, Inc.                      182,801

                        See Notes to Financial Statements                Page 75


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
       23,506  Coterra Energy, Inc.             $       588,355
        6,556  CVR Energy, Inc.                         217,659
        7,610  Delek US Holdings, Inc.                  203,644
        4,093  Denbury, Inc. (a)                        355,191
       11,737  Devon Energy Corp.                       742,248
        5,278  Diamondback Energy, Inc.                 771,221
        2,578  DT Midstream, Inc.                       140,913
       14,440  Earthstone Energy, Inc.,
                  Class A (a)                           200,716
        5,574  EOG Resources, Inc.                      737,162
       17,072  EQT Corp.                                557,742
        6,018  Equitrans Midstream Corp.                 43,631
        6,545  Exxon Mobil Corp.                        759,285
        2,232  Gulfport Energy Corp. (a)                152,111
        5,090  Hess Corp.                               764,314
        5,550  International Seaways, Inc.              215,562
       39,930  Kinder Morgan, Inc.                      730,719
        3,657  Kinetik Holdings, Inc. (c)               114,428
       32,307  Kosmos Energy Ltd. (a)                   255,548
       15,188  Magnolia Oil & Gas Corp.,
                  Class A                               358,589
       26,669  Marathon Oil Corp.                       732,597
        6,222  Matador Resources Co.                    411,648
        8,281  Murphy Oil Corp.                         361,134
        6,667  Northern Oil and Gas, Inc.               223,478
       11,461  Occidental Petroleum Corp.               742,558
       10,988  ONEOK, Inc.                              752,458
       14,237  Ovintiv, Inc.                            700,888
        5,611  PDC Energy, Inc.                         380,033
        3,161  Pioneer Natural Resources Co.            728,136
       14,235  Range Resources Corp.                    356,160
        8,181  SM Energy Co.                            268,909
       48,705  Southwestern Energy Co. (a)              268,852
       10,883  Talos Energy, Inc. (a)                   215,592
        9,822  Targa Resources Corp.                    736,846
       24,000  Tellurian, Inc. (a)                       47,760
          308  Texas Pacific Land Corp.                 614,722
        5,691  Valero Energy Corp.                      796,911
        2,352  Vital Energy, Inc. (a)                   132,371
       17,555  Williams (The) Cos., Inc.                565,973
                                                ---------------
                                                     22,200,630
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.2%
        4,813  Louisiana-Pacific Corp.                  327,717
                                                ---------------
               PERSONAL PRODUCTS -- 0.5%
        4,431  Beauty Health (The) Co. (a)               50,513
        4,718  BellRing Brands, Inc. (a)                133,803
        3,716  elf Beauty, Inc. (a)                     213,856
          567  Estee Lauder (The) Cos., Inc.,
                  Class A                               157,104
        1,703  Inter Parfums, Inc.                      201,329
          713  Medifast, Inc.                            79,464
                                                ---------------
                                                        836,069
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               PHARMACEUTICALS -- 1.7%
        2,933  Amphastar Pharmaceuticals,
                  Inc. (a)                      $        88,753
        4,013  Bristol-Myers Squibb Co.                 291,545
        1,985  Corcept Therapeutics, Inc. (a)            45,377
          789  Eli Lilly & Co.                          271,534
        2,983  Harmony Biosciences Holdings,
                  Inc. (a)                              143,691
        4,038  Intra-Cellular Therapies,
                  Inc. (a)                              193,501
        1,788  Jazz Pharmaceuticals PLC (a)             280,108
        1,635  Johnson & Johnson                        267,192
        1,230  Ligand Pharmaceuticals, Inc. (a)          85,731
        6,507  Merck & Co., Inc.                        698,917
       11,271  Pfizer, Inc.                             497,727
       11,167  SIGA Technologies, Inc.                   81,854
                                                ---------------
                                                      2,945,930
                                                ---------------
               PROFESSIONAL SERVICES -- 1.0%
        4,386  CBIZ, Inc. (a)                           208,730
        3,737  CoStar Group, Inc. (a)                   291,112
          723  Equifax, Inc.                            160,651
        1,438  Exponent, Inc.                           147,453
          449  FTI Consulting, Inc. (a)                  71,625
        6,930  HireRight Holdings Corp. (a)              79,279
        2,830  Huron Consulting Group, Inc. (a)         192,553
        6,745  KBR, Inc.                                345,546
        5,209  Legalzoom.com, Inc. (a)                   44,172
        1,242  NV5 Global, Inc. (a)                     165,546
        5,313  Sterling Check Corp. (a)                  74,116
                                                ---------------
                                                      1,780,783
                                                ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.2%
       10,917  eXp World Holdings, Inc.                 170,196
        2,563  Kennedy-Wilson Holdings, Inc.             45,826
        3,130  St. Joe (The) Co.                        147,423
                                                ---------------
                                                        363,445
                                                ---------------
               ROAD & RAIL -- 2.5%
        1,727  ArcBest Corp.                            144,118
        2,173  Avis Budget Group, Inc. (a)              434,687
       18,643  CSX Corp.                                576,441
       13,885  Hertz Global Holdings, Inc. (a)          250,208
        2,186  Landstar System, Inc.                    377,806
        6,464  Lyft, Inc., Class A (a)                  105,040
        2,344  Norfolk Southern Corp.                   576,179
        1,486  Old Dominion Freight Line, Inc.          495,195
        1,019  Saia, Inc. (a)                           277,963
       23,354  Uber Technologies, Inc. (a)              722,339
        1,395  Union Pacific Corp.                      284,845
                                                ---------------
                                                      4,244,821
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 5.1%
        9,491  Allegro MicroSystems, Inc. (a)           362,272
          999  Ambarella, Inc. (a)                       89,750
        3,521  Analog Devices, Inc.                     603,746
        4,331  Applied Materials, Inc.                  482,863
        2,589  Axcelis Technologies, Inc. (a)           284,661
        1,033  Broadcom, Inc.                           604,315
        2,869  Cirrus Logic, Inc. (a)                   259,329

Page 76                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
        2,180  Enphase Energy, Inc. (a)         $       482,608
        1,506  Impinj, Inc. (a)                         195,449
        1,532  KLA Corp.                                601,279
          687  Lam Research Corp.                       343,569
        4,392  Lattice Semiconductor Corp. (a)          332,870
        3,393  MACOM Technology Solutions
                  Holdings, Inc. (a)                    227,399
        2,421  MaxLinear, Inc. (a)                       99,745
        8,221  Microchip Technology, Inc.               638,114
          398  Monolithic Power Systems, Inc.           169,771
          962  NVIDIA Corp.                             187,946
        2,669  NXP Semiconductors N.V.                  491,923
        9,260  ON Semiconductor Corp. (a)               680,147
        2,092  Onto Innovation, Inc. (a)                164,536
        9,767  Photronics, Inc. (a)                     176,978
          993  Power Integrations, Inc.                  85,487
        1,279  QUALCOMM, Inc.                           170,376
        5,736  Rambus, Inc. (a)                         232,136
        1,050  Silicon Laboratories, Inc. (a)           164,756
          701  SiTime Corp. (a)                          80,776
        1,748  Texas Instruments, Inc.                  309,763
          659  Universal Display Corp.                   87,337
        1,032  Wolfspeed, Inc. (a)                       79,474
                                                ---------------
                                                      8,689,375
                                                ---------------
               SOFTWARE -- 4.9%
       21,674  Adeia, Inc.                              237,330
          418  Adobe, Inc. (a)                          154,802
        2,077  Agilysys, Inc. (a)                       173,554
        5,633  Alkami Technology, Inc. (a)               92,212
        2,387  Alteryx, Inc., Class A (a)               132,455
        1,148  Appfolio, Inc., Class A (a)              128,955
          752  Autodesk, Inc. (a)                       161,800
        3,854  Bentley Systems, Inc., Class B           150,499
        2,055  Blackbaud, Inc. (a)                      127,841
        1,059  Blackline, Inc. (a)                       76,036
       11,441  Box, Inc., Class A (a)                   365,998
          875  Cadence Design Systems,
                  Inc. (a)                              159,976
       16,375  CCC Intelligent Solutions
                  Holdings, Inc. (a)                    151,469
        5,993  Clear Secure, Inc., Class A              188,120
        1,925  CommVault Systems, Inc. (a)              119,793
        1,813  Confluent, Inc., Class A (a)              41,880
        5,393  Digital Turbine, Inc. (a)                 93,622
        2,537  DocuSign, Inc. (a)                       153,844
        9,548  Dropbox, Inc., Class A (a)               221,800
        1,860  Dynatrace, Inc. (a)                       71,480
          476  Fair Isaac Corp. (a)                     316,992
        2,876  Fortinet, Inc. (a)                       150,530
        5,587  Freshworks, Inc., Class A (a)             90,398
          486  HubSpot, Inc. (a)                        168,647
        1,661  InterDigital, Inc.                       116,187
          361  Intuit, Inc.                             152,584
        1,893  Jamf Holding Corp. (a)                    37,614
        5,160  LiveRamp Holdings, Inc. (a)              138,082

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SOFTWARE (CONTINUED)
        5,760  Momentive Global, Inc. (a)       $        44,410
       11,766  N-able, Inc. (a)                         120,837
        1,262  New Relic, Inc. (a)                       77,045
        6,310  Nutanix, Inc., Class A (a)               175,860
        7,066  Oracle Corp.                             625,058
        4,554  PagerDuty, Inc. (a)                      135,664
          453  Paycom Software, Inc. (a)                146,745
          367  Paylocity Holding Corp. (a)               76,442
        8,903  PowerSchool Holdings, Inc.,
                  Class A (a)                           200,495
        1,510  Procore Technologies, Inc. (a)            84,484
        3,258  Progress Software Corp.                  172,804
        3,514  PTC, Inc. (a)                            473,968
        3,884  Qualtrics International, Inc.,
                  Class A (a)                            61,251
        6,612  Samsara, Inc., Class A (a)                90,188
        5,429  Smartsheet, Inc., Class A (a)            234,587
        4,899  Splunk, Inc. (a)                         469,177
        4,935  Sprinklr, Inc., Class A (a)               49,054
          714  Sprout Social, Inc., Class A (a)          45,675
        1,109  SPS Commerce, Inc. (a)                   150,913
          904  Synopsys, Inc. (a)                       319,790
        1,867  Tenable Holdings, Inc. (a)                75,109
        1,726  Workday, Inc., Class A (a)               313,148
          979  Workiva, Inc. (a)                         84,713
                                                ---------------
                                                      8,401,917
                                                ---------------
               SPECIALTY RETAIL -- 3.3%
          293  AutoZone, Inc. (a)                       714,583
        1,935  Boot Barn Holdings, Inc. (a)             161,553
        1,405  Burlington Stores, Inc. (a)              322,911
        2,961  Dick's Sporting Goods, Inc.              387,180
        1,611  Five Below, Inc. (a)                     317,577
        2,046  Floor & Decor Holdings, Inc.,
                  Class A (a)                           185,716
        1,335  Home Depot (The), Inc.                   432,767
        3,302  Leslie's, Inc. (a)                        51,148
        2,117  Lowe's Cos., Inc.                        440,865
        1,274  Murphy USA, Inc.                         346,566
          855  O'Reilly Automotive, Inc. (a)            677,459
        3,209  Tractor Supply Co.                       731,620
        1,539  Ulta Beauty, Inc. (a)                    790,985
        6,093  Warby Parker, Inc., Class A (a)           98,402
                                                ---------------
                                                      5,659,332
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.3%
        4,549  Avid Technology, Inc. (a)                137,880
        5,324  Pure Storage, Inc., Class A (a)          154,077
        2,503  Super Micro Computer, Inc. (a)           181,042
                                                ---------------
                                                        472,999
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.6%
        4,110  Kontoor Brands, Inc.                     196,294
        3,604  NIKE, Inc., Class B                      458,897
        1,764  Oxford Industries, Inc.                  206,776
        5,143  Steven Madden Ltd.                       184,377
                                                ---------------
                                                      1,046,344
                                                ---------------

                        See Notes to Financial Statements                Page 77


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               THRIFTS & MORTGAGE FINANCE
                  -- 0.0%
        1,865  Columbia Financial, Inc. (a)     $        37,020
                                                ---------------
               TOBACCO -- 0.6%
        9,227  Altria Group, Inc.                       415,584
        4,167  Philip Morris International,
                  Inc.                                  434,368
       13,860  Vector Group Ltd.                        179,487
                                                ---------------
                                                      1,029,439
                                                ---------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 1.7%
        2,826  Applied Industrial Technologies,
                  Inc.                                  404,712
        7,378  Core & Main, Inc., Class A (a)           162,833
       32,512  Custom Truck One Source,
                  Inc. (a)                              230,185
        2,971  Fastenal Co.                             150,184
        4,126  GMS, Inc. (a)                            244,754
        2,707  Herc Holdings, Inc.                      420,451
       11,200  Univar Solutions, Inc. (a)               386,176
        1,298  W.W. Grainger, Inc.                      765,145
          571  Watsco, Inc.                             164,088
                                                ---------------
                                                      2,928,528
                                                ---------------
               WATER UTILITIES -- 0.5%
        1,307  American States Water Co.                123,080
          922  American Water Works Co., Inc.           144,284
        1,995  California Water Service Group           122,034
        6,050  Essential Utilities, Inc.                282,717
        2,025  SJW Group                                156,755
                                                ---------------
                                                        828,870
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.1%
        8,195  Gogo, Inc. (a)                           137,430
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                         171,175,730
               (Cost $148,506,898)              ---------------

               MONEY MARKET FUNDS -- 0.3%
      337,911  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  4.24% (h) (i)                         337,911
       98,296  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 4.12% (h)                      98,296
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.3%                               436,207
               (Cost $436,207)                  ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.0%
$      64,288  BNP Paribas S.A., 4.21% (h),
                  dated 01/31/23, due 02/01/23,
                  with a maturity value of
                  $64,296. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.13%, due 05/15/25.
                  The value of the collateral
                  including accrued interest is
                  $65,634. (i)                  $        64,288
               (Cost $64,288)                   ---------------

               TOTAL INVESTMENTS -- 100.3%          171,676,225
               (Cost $149,007,393)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.3)%                (448,234)
                                                ---------------
               NET ASSETS -- 100.0%             $   171,227,991
                                                ===============

(a)   Non-income producing security.

(b)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.

(c)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $399,084 and the total value of the collateral held by the Fund is $402,199.

(d)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At January 31, 2023, securities noted as such are valued at $0 or 0.0% of net assets.

(e)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(f)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(g)   Restricted security as to resale, excluding Rule 144A securities (see Note
      2F - Restricted Securities in the Notes to Financial Statements).

(h)   Rate shown reflects yield as of January 31, 2023.

(i)   This security serves as collateral for securities on loan.

Page 78                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $       399,084
Non-cash Collateral(2)                                 (399,084)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At January 31, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $        64,288
Non-cash Collateral(4)                                  (64,288)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 79


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                     LEVEL 2       LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    1/31/2023         PRICES         INPUTS         INPUTS
                                                  -----------------------------------------------------------
Common Stocks:
   Life Sciences Tools & Services...............  $    3,202,072  $    3,202,072  $          --  $         --**
   Other Industry Categories*...................     167,973,658     167,973,658             --            --
Money Market Funds..............................         436,207         436,207             --            --
Repurchase Agreements...........................          64,288              --         64,288            --
                                                  -----------------------------------------------------------
Total Investments...............................  $  171,676,225  $  171,611,937  $      64,288  $         --**
                                                  ===========================================================


*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

Level 3 investments are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 investments values are based on unobservable and non-quantitative inputs.

Page 80                 See Notes to Financial Statements


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 0.4%
        5,828  BWX Technologies, Inc.           $       354,692
        2,935  Huntington Ingalls Industries,
                  Inc.                                  647,285
                                                ---------------
                                                      1,001,977
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.3%
       15,860  GXO Logistics, Inc. (a)                  829,954
                                                ---------------
               AIRLINES -- 0.2%
        7,883  Alaska Air Group, Inc. (a)               404,713
                                                ---------------
               AUTO COMPONENTS -- 2.8%
       33,640  BorgWarner, Inc.                       1,590,499
       24,826  Gentex Corp.                             732,615
      166,754  Goodyear Tire & Rubber (The)
                  Co. (a)                             1,875,982
       18,308  LCI Industries                         2,054,524
        5,461  Lear Corp.                               796,105
                                                ---------------
                                                      7,049,725
                                                ---------------
               AUTOMOBILES -- 0.8%
       22,417  Thor Industries, Inc.                  2,137,013
                                                ---------------
               BANKS -- 6.2%
       25,350  Bank OZK                               1,157,734
        3,262  BOK Financial Corp.                      327,831
       27,454  Cadence Bank                             702,273
       10,129  Comerica, Inc.                           742,557
       10,274  East West Bancorp, Inc.                  806,714
       19,624  Eastern Bankshares, Inc.                 317,320
       51,878  F.N.B. Corp.                             740,299
        1,340  First Citizens BancShares, Inc.,
                  Class A                             1,042,091
       20,986  Hancock Whitney Corp.                  1,080,359
       14,853  Home BancShares, Inc.                    354,541
       18,828  Old National Bancorp                     329,490
       13,835  Pinnacle Financial Partners,
                  Inc.                                1,089,230
       20,418  Popular, Inc.                          1,401,492
        9,315  Prosperity Bancshares, Inc.              706,636
       27,045  Synovus Financial Corp.                1,134,538
        8,105  UMB Financial Corp.                      730,990
        8,361  United Bankshares, Inc.                  336,112
       10,014  United Community Banks, Inc.             325,856
       89,791  Valley National Bancorp                1,066,717
        7,150  Webster Financial Corp.                  376,448
        8,011  Wintrust Financial Corp.                 732,766
        6,886  Zions Bancorp N.A.                       366,060
                                                ---------------
                                                     15,868,054
                                                ---------------
               BEVERAGES -- 0.4%
       19,711  Molson Coors Beverage Co.,
                  Class B                             1,036,404
                                                ---------------
               BIOTECHNOLOGY -- 0.8%
       66,873  Vir Biotechnology, Inc. (a)            1,976,097
                                                ---------------
               BUILDING PRODUCTS -- 2.1%
       23,710  Fortune Brands Innovations,
                  Inc.                                1,529,532
        1,414  Lennox International, Inc.               368,517
       19,842  Owens Corning                          1,917,729

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BUILDING PRODUCTS (CONTINUED)
       17,085  UFP Industries, Inc.             $     1,598,302
                                                ---------------
                                                      5,414,080
                                                ---------------
               CAPITAL MARKETS -- 3.4%
        6,409  Affiliated Managers Group, Inc.        1,107,091
       12,413  Evercore, Inc., Class A                1,611,331
       94,082  Invesco Ltd.                           1,741,458
       41,345  Jefferies Financial Group, Inc.        1,624,032
       19,527  Lazard Ltd., Class A                     782,642
       11,614  SEI Investments Co.                      725,062
       17,398  Stifel Financial Corp.                 1,172,799
                                                ---------------
                                                      8,764,415
                                                ---------------
               CHEMICALS -- 3.2%
       30,081  Avient Corp.                           1,218,882
       44,221  Chemours (The) Co.                     1,609,202
       37,219  Element Solutions, Inc.                  762,245
        9,453  H.B. Fuller Co.                          653,202
       61,592  Huntsman Corp.                         1,951,851
       31,972  Olin Corp.                             2,065,072
                                                ---------------
                                                      8,260,454
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.4%
        2,358  F5, Inc. (a)                             348,182
       10,592  Juniper Networks, Inc.                   342,122
        6,488  Lumentum Holdings, Inc. (a)              390,448
                                                ---------------
                                                      1,080,752
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.5%
        2,942  Comfort Systems USA, Inc.                356,099
        2,287  EMCOR Group, Inc.                        339,048
       22,311  MDU Resources Group, Inc.                689,633
                                                ---------------
                                                      1,384,780
                                                ---------------
               CONSUMER FINANCE -- 2.4%
       55,379  Ally Financial, Inc.                   1,799,264
       11,684  FirstCash Holdings, Inc.               1,077,031
       50,812  OneMain Holdings, Inc.                 2,192,029
       61,177  SLM Corp.                              1,074,880
                                                ---------------
                                                      6,143,204
                                                ---------------
               CONTAINERS & PACKAGING -- 2.5%
       22,406  Berry Global Group, Inc.               1,383,122
       20,191  Greif, Inc., Class A                   1,442,243
       13,059  Silgan Holdings, Inc.                    703,750
       16,728  Sonoco Products Co.                    1,022,248
       48,139  Westrock Co.                           1,888,974
                                                ---------------
                                                      6,440,337
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.1%
       37,322  ADT, Inc.                                328,060
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.5%
       11,794  Equitable Holdings, Inc.                 378,234
       11,011  Voya Financial, Inc.                     768,237
                                                ---------------
                                                      1,146,471
                                                ---------------

                        See Notes to Financial Statements                Page 81


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.3%
       53,141  Frontier Communications Parent,
                  Inc. (a)                      $     1,573,505
      324,244  Lumen Technologies, Inc.               1,702,281
                                                ---------------
                                                      3,275,786
                                                ---------------
               ELECTRIC UTILITIES -- 2.3%
       15,744  ALLETE, Inc.                             973,924
        8,088  Hawaiian Electric Industries,
                  Inc.                                  341,880
        3,139  IDACORP, Inc.                            332,138
       53,192  NRG Energy, Inc.                       1,820,230
       17,807  Pinnacle West Capital Corp.            1,327,512
       20,721  Portland General Electric Co.            985,905
                                                ---------------
                                                      5,781,589
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.3%
        6,132  Acuity Brands, Inc.                    1,156,005
        1,443  Hubbell, Inc.                            330,317
        8,464  Regal Rexnord Corp.                    1,178,189
       28,186  Sunrun, Inc. (a)                         740,728
                                                ---------------
                                                      3,405,239
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 3.3%
       16,187  Arrow Electronics, Inc. (a)            1,901,811
       40,706  Avnet, Inc.                            1,867,591
       28,933  Coherent Corp. (a)                     1,255,692
       10,727  IPG Photonics Corp. (a)                1,202,497
       10,722  TD SYNNEX Corp.                        1,095,252
       52,536  Vontier Corp.                          1,209,904
                                                ---------------
                                                      8,532,747
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.9%
       49,331  Apartment Income REIT Corp.            1,887,404
       62,649  Broadstone Net Lease, Inc.             1,134,573
       13,385  Cousins Properties, Inc.                 367,017
       64,766  Douglas Emmett, Inc.                   1,084,830
       24,196  Highwoods Properties, Inc.               734,833
        8,755  Kilroy Realty Corp.                      359,305
      151,935  Medical Properties Trust, Inc.         1,967,558
       36,334  Omega Healthcare Investors, Inc.       1,069,673
       86,134  Park Hotels & Resorts, Inc.            1,267,031
       70,182  Physicians Realty Trust                1,113,087
       27,234  Sabra Health Care REIT, Inc.             367,659
       48,800  Vornado Realty Trust                   1,190,232
                                                ---------------
                                                     12,543,202
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.4%
        3,017  Casey's General Stores, Inc.             711,740
        9,951  US Foods Holding Corp. (a)               379,432
                                                ---------------
                                                      1,091,172
                                                ---------------
               FOOD PRODUCTS -- 1.7%
       10,370  Ingredion, Inc.                        1,066,036
       15,001  Post Holdings, Inc. (a)                1,424,345
          448  Seaboard Corp.                         1,756,384
                                                ---------------
                                                      4,246,765
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               GAS UTILITIES -- 1.1%
       16,412  Southwest Gas Holdings, Inc.     $     1,098,455
       45,659  UGI Corp.                              1,818,598
                                                ---------------
                                                      2,917,053
                                                ---------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 0.1%
        1,357  Teleflex, Inc.                           330,321
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.0%
        4,052  Amedisys, Inc. (a)                       391,666
        9,068  DaVita, Inc. (a)                         747,113
        8,477  Henry Schein, Inc. (a)                   730,294
       19,355  Premier, Inc., Class A                   645,683
       13,634  Select Medical Holdings Corp.            396,340
       13,876  Tenet Healthcare Corp. (a)               761,099
        9,611  Universal Health Services, Inc.,
                  Class B                             1,424,446
                                                ---------------
                                                      5,096,641
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.9%
        5,029  Marriott Vacations Worldwide
                  Corp.                                 804,841
       45,591  Penn Entertainment, Inc. (a)           1,616,201
                                                ---------------
                                                      2,421,042
                                                ---------------
               HOUSEHOLD DURABLES -- 5.1%
       31,509  Leggett & Platt, Inc.                  1,151,969
       13,246  Mohawk Industries, Inc. (a)            1,590,315
      103,519  Newell Brands, Inc.                    1,652,163
       37,175  PulteGroup, Inc.                       2,114,886
       55,768  Taylor Morrison Home Corp. (a)         1,996,494
       33,906  Toll Brothers, Inc.                    2,017,068
        8,653  TopBuild Corp. (a)                     1,731,119
        4,786  Whirlpool Corp.                          744,654
                                                ---------------
                                                     12,998,668
                                                ---------------
               INSURANCE -- 3.9%
       29,681  American Equity Investment
                  Life Holding Co.                    1,414,300
        2,465  American Financial Group, Inc.           351,484
        2,708  Assurant, Inc.                           359,054
       16,311  Assured Guaranty Ltd.                  1,021,068
       12,498  Axis Capital Holdings Ltd.               782,000
       35,992  Fidelity National Financial,
                  Inc.                                1,584,728
       25,870  First American Financial Corp.         1,600,577
       56,068  Old Republic International Corp.       1,479,634
       33,001  Unum Group                             1,387,032
                                                ---------------
                                                      9,979,877
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.6%
       17,117  Ziff Davis, Inc. (a)                   1,531,629
                                                ---------------
               IT SERVICES -- 1.4%
       63,869  DXC Technology Co. (a)                 1,834,956
        4,617  Maximus, Inc.                            345,582
        7,670  TTEC Holdings, Inc.                      389,943
       73,750  Western Union (The) Co.                1,045,038
                                                ---------------
                                                      3,615,519
                                                ---------------

Page 82                 See Notes to Financial Statements


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LEISURE PRODUCTS -- 1.8%
       18,785  Brunswick Corp.                  $     1,584,139
       11,098  Hasbro, Inc.                             656,669
        6,703  Polaris, Inc.                            769,773
       68,560  Topgolf Callaway Brands
                  Corp. (a)                           1,679,034
                                                ---------------
                                                      4,689,615
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.5%
       36,915  Syneos Health, Inc. (a)                1,325,987
                                                ---------------
               MACHINERY -- 2.2%
       24,411  Allison Transmission Holdings,
                  Inc.                                1,100,448
        5,750  Donaldson Co., Inc.                      358,512
        4,173  ITT, Inc.                                382,205
        3,706  John Bean Technologies Corp.             414,071
        2,528  Middleby (The) Corp. (a)                 392,978
        4,445  Snap-on, Inc.                          1,105,605
       14,371  Timken (The) Co.                       1,183,452
        2,990  Toro (The) Co.                           333,445
        2,315  Watts Water Technologies, Inc.,
                  Class A                               378,549
                                                ---------------
                                                      5,649,265
                                                ---------------
               MARINE -- 0.7%
       27,076  Matson, Inc.                           1,790,265
                                                ---------------
               MEDIA -- 1.0%
      120,552  DISH Network Corp.,
                  Class A (a)                         1,734,743
       10,163  Interpublic Group of (The)
                  Cos., Inc.                            370,543
       18,599  News Corp., Class A                      376,816
                                                ---------------
                                                      2,482,102
                                                ---------------
               METALS & MINING -- 2.2%
       35,041  Commercial Metals Co.                  1,901,675
        8,361  Reliance Steel & Aluminum Co.          1,901,710
       67,566  United States Steel Corp.              1,924,955
                                                ---------------
                                                      5,728,340
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 2.1%
       80,291  Annaly Capital Management,
                  Inc.                                1,884,430
      207,167  Rithm Capital Corp.                    1,949,441
       73,871  Starwood Property Trust, Inc.          1,543,165
                                                ---------------
                                                      5,377,036
                                                ---------------
               MULTILINE RETAIL -- 2.2%
       67,031  Kohl's Corp.                           2,169,794
       81,964  Macy's, Inc.                           1,936,809
       62,919  Nordstrom, Inc.                        1,229,437
        7,227  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                              395,751
                                                ---------------
                                                      5,731,791
                                                ---------------
               MULTI-UTILITIES -- 0.4%
       14,437  Black Hills Corp.                      1,044,950
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.7%
       38,901  California Resources Corp.       $     1,662,240
       12,372  Chord Energy Corp.                     1,773,279
       32,619  HF Sinclair Corp.                      1,856,021
       41,504  PBF Energy, Inc., Class A              1,742,753
                                                ---------------
                                                      7,034,293
                                                ---------------
               PHARMACEUTICALS -- 1.2%
       55,404  Elanco Animal Health, Inc. (a)           760,697
       24,241  Organon & Co.                            730,381
      121,656  Viatris, Inc.                          1,479,337
                                                ---------------
                                                      2,970,415
                                                ---------------
               PROFESSIONAL SERVICES -- 2.6%
       80,984  Alight, Inc., Class A (a)                760,440
       12,464  ASGN, Inc. (a)                         1,133,601
        2,252  CACI International, Inc.,
                  Class A (a)                           693,819
       26,749  Korn Ferry                             1,444,178
       12,204  ManpowerGroup, Inc.                    1,063,701
        9,172  Robert Half International, Inc.          770,081
        9,985  TriNet Group, Inc. (a)                   753,368
                                                ---------------
                                                      6,619,188
                                                ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 1.2%
       17,718  Howard Hughes (The) Corp. (a)          1,514,712
        8,496  Jones Lang LaSalle, Inc. (a)           1,570,655
                                                ---------------
                                                      3,085,367
                                                ---------------
               ROAD & RAIL -- 2.9%
       32,295  Knight-Swift Transportation
                  Holdings, Inc.                      1,908,634
       20,253  Ryder System, Inc.                     1,912,086
       22,496  U-Haul Holding Co.                     1,507,907
       50,842  XPO, Inc. (a)                          2,026,562
                                                ---------------
                                                      7,355,189
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.1%
       70,582  Amkor Technology, Inc.                 2,065,230
       17,784  Diodes, Inc. (a)                       1,586,155
       15,981  MKS Instruments, Inc.                  1,635,176
       11,205  Qorvo, Inc. (a)                        1,217,535
       10,673  Synaptics, Inc. (a)                    1,334,445
                                                ---------------
                                                      7,838,541
                                                ---------------
               SOFTWARE -- 0.3%
       28,921  NCR Corp. (a)                            793,014
                                                ---------------
               SPECIALTY RETAIL -- 5.3%
       25,772  Academy Sports & Outdoors,
                  Inc.                                1,505,600
        2,303  Advance Auto Parts, Inc.                 350,701
        9,442  Asbury Automotive Group,
                  Inc. (a)                            2,077,240
       12,619  AutoNation, Inc. (a)                   1,599,080
       24,099  Bath & Body Works, Inc.                1,108,795
       60,019  Gap (The), Inc.                          814,458
        8,267  Lithia Motors, Inc.                    2,175,874
       11,781  Penske Automotive Group, Inc.          1,505,847

                        See Notes to Financial Statements                Page 83


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL (CONTINUED)
        2,534  RH (a)                           $       790,583
       11,782  Williams-Sonoma, Inc.                  1,589,863
                                                ---------------
                                                     13,518,041
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.1%
        8,416  Dell Technologies, Inc., Class C         341,858
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 3.5%
        7,731  Columbia Sportswear Co.                  741,403
        6,244  Crocs, Inc. (a)                          760,332
          848  Deckers Outdoor Corp. (a)                362,503
      159,675  Hanesbrands, Inc.                      1,347,657
       19,182  PVH Corp.                              1,724,462
        6,406  Ralph Lauren Corp.                       793,383
       32,280  Skechers U.S.A., Inc.,
                  Class A (a)                         1,554,282
       17,780  Tapestry, Inc.                           810,234
       66,635  Under Armour, Inc., Class A (a)          825,608
                                                ---------------
                                                      8,919,864
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 3.3%
       43,534  Essent Group Ltd.                      1,916,802
      130,197  MGIC Investment Corp.                  1,838,382
      118,086  New York Community Bancorp,
                  Inc.                                1,179,679
       88,754  Radian Group, Inc.                     1,961,463
       17,254  Walker & Dunlop, Inc.                  1,645,687
                                                ---------------
                                                      8,542,013
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 3.3%
       35,242  Air Lease Corp.                  $     1,584,833
       25,650  Beacon Roofing Supply, Inc. (a)        1,458,972
        6,366  GATX Corp.                               728,589
       12,430  MSC Industrial Direct Co., Inc.,
                  Class A                             1,027,961
        2,885  SiteOne Landscape Supply,
                  Inc. (a)                              437,106
       24,608  Triton International Ltd.              1,738,309
       10,815  WESCO International, Inc. (a)          1,611,543
                                                ---------------
                                                      8,587,313
                                                ---------------

               TOTAL INVESTMENTS -- 99.9%           256,458,187
               (Cost $240,689,747)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                   383,625
                                                ---------------
               NET ASSETS -- 100.0%             $   256,841,812
                                                ===============

(a)   Non-income producing security.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                     LEVEL 2       LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    1/31/2023         PRICES         INPUTS         INPUTS
                                                  -----------------------------------------------------------
Common Stocks*..................................  $  256,458,187  $  256,458,187  $          --  $         --
                                                  ===========================================================


* See Portfolio of Investments for industry breakout.

Page 84                 See Notes to Financial Statements


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 0.6%
        8,707  Axon Enterprise, Inc. (a)        $     1,701,696
                                                ---------------
               AIRLINES -- 1.6%
      113,588  American Airlines Group,
                  Inc. (a)                            1,833,310
       47,906  United Airlines Holdings,
                  Inc. (a)                            2,345,478
                                                ---------------
                                                      4,178,788
                                                ---------------
               AUTO COMPONENTS -- 1.3%
       11,878  Fox Factory Holding Corp. (a)          1,402,673
       13,805  Visteon Corp. (a)                      2,158,274
                                                ---------------
                                                      3,560,947
                                                ---------------
               AUTOMOBILES -- 0.8%
       43,414  Harley-Davidson, Inc.                  1,998,346
                                                ---------------
               BANKS -- 1.1%
        4,096  BancFirst Corp.                          352,789
       10,613  Commerce Bancshares, Inc.                706,401
        8,105  Cullen/Frost Bankers, Inc.             1,055,919
       14,027  CVB Financial Corp.                      339,734
        4,730  SouthState Corp.                         376,508
                                                ---------------
                                                      2,831,351
                                                ---------------
               BEVERAGES -- 1.3%
       17,360  Celsius Holdings, Inc. (a)             1,741,555
        2,115  Coca-Cola Consolidated, Inc.           1,071,840
       15,525  National Beverage Corp. (a)              686,205
                                                ---------------
                                                      3,499,600
                                                ---------------
               BIOTECHNOLOGY -- 4.0%
       27,647  Alkermes PLC (a)                         791,810
       26,716  Arrowhead Pharmaceuticals,
                  Inc. (a)                              934,793
       23,650  Cytokinetics, Inc. (a)                 1,004,652
       21,887  Exact Sciences Corp. (a)               1,477,810
       45,039  Exelixis, Inc. (a)                       793,587
       31,741  Halozyme Therapeutics, Inc. (a)        1,643,232
       19,127  Ionis Pharmaceuticals, Inc. (a)          762,593
        8,992  Natera, Inc. (a)                         386,027
       11,150  Sarepta Therapeutics, Inc. (a)         1,393,416
        5,196  United Therapeutics Corp. (a)          1,367,431
                                                ---------------
                                                     10,555,351
                                                ---------------
               BUILDING PRODUCTS -- 2.3%
       18,932  A.O. Smith Corp.                       1,281,696
        4,407  Advanced Drainage Systems,
                  Inc.                                  444,402
        6,863  Allegion PLC                             806,746
       27,837  Builders FirstSource, Inc. (a)         2,218,609
       12,222  Simpson Manufacturing Co., Inc.        1,309,098
                                                ---------------
                                                      6,060,551
                                                ---------------
               CAPITAL MARKETS -- 1.4%
       10,555  Ares Management Corp.,
                  Class A                               875,959
        5,595  Cohen & Steers, Inc.                     411,065
       12,433  Houlihan Lokey, Inc.                   1,231,737
        9,985  Interactive Brokers Group, Inc.,
                  Class A                               798,201

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
        1,295  MarketAxess Holdings, Inc.       $       471,186
                                                ---------------
                                                      3,788,148
                                                ---------------
               CHEMICALS -- 3.2%
       10,078  Ashland, Inc.                          1,101,223
       56,727  Axalta Coating Systems Ltd. (a)        1,707,483
        2,958  Balchem Corp.                            386,403
       21,616  Cabot Corp.                            1,628,333
       18,179  Livent Corp. (a)                         471,200
       14,826  RPM International, Inc.                1,333,006
        4,954  Sensient Technologies Corp.              374,968
       44,252  Valvoline, Inc.                        1,622,278
                                                ---------------
                                                      8,624,894
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.9%
       13,663  Casella Waste Systems, Inc.,
                  Class A (a)                         1,094,679
       15,826  Clean Harbors, Inc. (a)                2,062,128
       26,452  Driven Brands Holdings, Inc. (a)         772,134
        7,464  Tetra Tech, Inc.                       1,160,801
                                                ---------------
                                                      5,089,742
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.3%
       15,836  Calix, Inc. (a)                          833,607
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.3%
        5,462  Valmont Industries, Inc.               1,800,985
       31,987  WillScot Mobile Mini Holdings
                  Corp. (a)                           1,550,090
                                                ---------------
                                                      3,351,075
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.7%
       13,594  Eagle Materials, Inc.                  1,985,812
                                                ---------------
               CONSUMER FINANCE -- 0.3%
          762  Credit Acceptance Corp. (a) (b)          352,532
       78,354  SoFi Technologies, Inc. (a) (b)          542,993
                                                ---------------
                                                        895,525
                                                ---------------
               CONTAINERS & PACKAGING -- 1.0%
       81,170  Graphic Packaging Holding Co.          1,955,385
       14,483  Sealed Air Corp.                         793,089
                                                ---------------
                                                      2,748,474
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.9%
       19,786  H&R Block, Inc.                          771,258
       39,134  Mister Car Wash, Inc. (a)                401,906
       15,673  Service Corp. International            1,162,153
                                                ---------------
                                                      2,335,317
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.6%
       28,109  Iridium Communications, Inc. (a)       1,682,043
                                                ---------------
               ELECTRIC UTILITIES -- 0.3%
       18,266  OGE Energy Corp.                         718,219
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.8%
       15,924  Atkore, Inc. (a)                       2,074,101
                                                ---------------

                        See Notes to Financial Statements                Page 85


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.3%
        7,667  Cognex Corp.                     $       419,691
       26,481  Jabil, Inc.                            2,082,201
        3,281  Littelfuse, Inc.                         842,200
                                                ---------------
                                                      3,344,092
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 2.8%
       62,299  ChampionX Corp.                        2,057,113
       36,434  Helmerich & Payne, Inc.                1,764,863
      107,247  Patterson-UTI Energy, Inc.             1,801,749
       26,709  Valaris Ltd. (a)                       1,940,142
                                                ---------------
                                                      7,563,867
                                                ---------------
               ENTERTAINMENT -- 1.0%
       87,729  AMC Entertainment Holdings,
                  Inc., Class A (a) (b)                 469,350
       32,050  Endeavor Group Holdings, Inc.,
                  Class A (a)                           718,881
       41,257  Warner Music Group Corp.,
                  Class A                             1,503,818
                                                ---------------
                                                      2,692,049
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.0%
       91,561  Apple Hospitality REIT, Inc.           1,623,377
       47,800  Brixmor Property Group, Inc.           1,124,734
       19,152  EPR Properties                           813,577
       51,479  Kite Realty Group Trust                1,117,094
        7,653  Lamar Advertising Co., Class A           815,351
        7,894  National Retail Properties, Inc.         373,781
       11,344  Phillips Edison & Co., Inc.              380,251
        8,211  PotlatchDeltic Corp.                     401,928
       21,918  Rayonier, Inc.                           797,596
        5,779  Regency Centers Corp.                    385,055
       17,667  Ryman Hospitality Properties,
                  Inc.                                1,641,088
        9,046  Spirit Realty Capital, Inc.              396,938
       11,179  STAG Industrial, Inc.                    397,972
        6,351  Terreno Realty Corp.                     409,195
                                                ---------------
                                                     10,677,937
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.6%
       16,379  BJ's Wholesale Club Holdings,
                  Inc. (a)                            1,186,986
       12,374  Grocery Outlet Holding Corp. (a)         376,046
                                                ---------------
                                                      1,563,032
                                                ---------------
               FOOD PRODUCTS -- 1.6%
       17,313  Darling Ingredients, Inc. (a)          1,147,679
       50,273  Flowers Foods, Inc.                    1,392,059
       16,169  Lamb Weston Holdings, Inc.             1,615,122
                                                ---------------
                                                      4,154,860
                                                ---------------
               GAS UTILITIES -- 1.9%
       22,825  National Fuel Gas Co.                  1,325,220
       36,397  New Jersey Resources Corp.             1,816,938
       14,310  ONE Gas, Inc.                          1,178,572
       10,492  Spire, Inc.                              757,732
                                                ---------------
                                                      5,078,462
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 3.1%
       14,591  Globus Medical, Inc.,
                  Class A (a)                   $     1,101,621
       18,370  Haemonetics Corp. (a)                  1,554,102
        7,170  Inspire Medical Systems,
                  Inc. (a)                            1,814,440
       12,884  Integra LifeSciences Holdings
                  Corp. (a)                             738,253
       14,176  Lantheus Holdings, Inc. (a)              815,120
        4,871  Penumbra, Inc. (a)                     1,219,747
        4,216  QuidelOrtho Corp. (a)                    360,932
        3,513  Shockwave Medical, Inc. (a)              660,198
                                                ---------------
                                                      8,264,413
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.1%
       17,552  Acadia Healthcare Co., Inc. (a)        1,474,719
       14,053  AMN Healthcare Services,
                  Inc. (a)                            1,346,840
        1,415  Chemed Corp.                             714,773
        5,860  HealthEquity, Inc. (a)                   356,581
       50,378  Oak Street Health, Inc. (a)            1,463,985
       36,013  Option Care Health, Inc. (a)           1,039,695
       31,811  Privia Health Group, Inc. (a)            860,169
       25,930  Surgery Partners, Inc. (a)               860,876
                                                ---------------
                                                      8,117,638
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.1%
       10,763  Doximity, Inc., Class A (a)              379,611
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 10.3%
       26,497  Boyd Gaming Corp.                      1,651,028
       34,731  Caesars Entertainment, Inc. (a)        1,808,096
        6,414  Choice Hotels International,
                  Inc.                                  788,216
        5,125  Churchill Downs, Inc.                  1,271,513
       46,862  Hilton Grand Vacations, Inc. (a)       2,219,384
       24,655  Light & Wonder, Inc. (a)               1,608,739
      118,042  Norwegian Cruise Line Holdings
                  Ltd. (a)                            1,795,419
        8,777  Papa John's International, Inc.          787,209
       18,336  Planet Fitness, Inc.,
                  Class A (a)                         1,552,142
       36,537  Royal Caribbean Cruises Ltd. (a)       2,372,713
       33,751  SeaWorld Entertainment, Inc. (a)       2,105,725
       15,886  Texas Roadhouse, Inc.                  1,595,431
       29,770  Travel + Leisure Co.                   1,261,355
        4,546  Vail Resorts, Inc.                     1,192,598
       63,846  Wendy's (The) Co.                      1,423,766
        5,249  Wingstop, Inc.                           831,809
       10,130  Wyndham Hotels & Resorts, Inc.           785,176
       21,900  Wynn Resorts Ltd. (a)                  2,269,716
                                                ---------------
                                                     27,320,035
                                                ---------------
               HOUSEHOLD DURABLES -- 1.3%
       21,037  Skyline Champion Corp. (a)             1,240,131
       52,609  Tempur Sealy International, Inc.       2,143,817
                                                ---------------
                                                      3,383,948
                                                ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 1.1%
       11,333  Clearway Energy, Inc., Class C           382,942

Page 86                 See Notes to Financial Statements


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  (CONTINUED)
        8,354  Ormat Technologies, Inc.         $       773,163
       77,847  Vistra Corp.                           1,795,152
                                                ---------------
                                                      2,951,257
                                                ---------------
               INSURANCE -- 2.3%
        4,357  Erie Indemnity Co., Class A            1,064,633
        4,144  Kinsale Capital Group, Inc.            1,153,855
        8,255  RLI Corp.                              1,093,375
       26,105  Ryan Specialty Holdings,
                  Inc. (a)                            1,112,595
        1,022  White Mountains Insurance
                  Group Ltd.                          1,561,575
                                                ---------------
                                                      5,986,033
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.3%
       29,754  Pinterest, Inc., Class A (a)             782,233
                                                ---------------
               IT SERVICES -- 2.8%
        8,138  Concentrix Corp.                       1,154,050
        8,528  ExlService Holdings, Inc. (a)          1,454,877
       14,483  GoDaddy, Inc., Class A (a)             1,189,489
        5,172  Perficient, Inc. (a)                     383,452
       35,447  Thoughtworks Holding, Inc. (a)           382,828
       60,101  Toast, Inc., Class A (a)               1,340,853
        8,828  WEX, Inc. (a)                          1,632,915
                                                ---------------
                                                      7,538,464
                                                ---------------
               LEISURE PRODUCTS -- 0.7%
       17,014  Acushnet Holdings Corp.                  798,807
       20,247  Mattel, Inc. (a)                         414,254
       17,488  YETI Holdings, Inc. (a)                  782,763
                                                ---------------
                                                      1,995,824
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.6%
       15,854  Bruker Corp.                           1,111,683
        8,503  Medpace Holdings, Inc. (a)             1,879,758
        2,134  Repligen Corp. (a)                       395,430
       43,362  Sotera Health Co. (a)                    747,561
                                                ---------------
                                                      4,134,432
                                                ---------------
               MACHINERY -- 3.3%
       13,022  AGCO Corp.                             1,798,729
       14,383  Crane Holdings Co.                     1,667,134
       13,588  Franklin Electric Co., Inc.            1,226,996
       10,740  Graco, Inc.                              733,757
       10,000  Lincoln Electric Holdings, Inc.        1,668,700
       24,488  Mueller Industries, Inc.               1,605,188
                                                ---------------
                                                      8,700,504
                                                ---------------
               MARINE -- 0.6%
       22,453  Kirby Corp. (a)                        1,589,223
                                                ---------------
               MEDIA -- 0.6%
        8,255  Nexstar Media Group, Inc.              1,690,376
                                                ---------------
               METALS & MINING -- 1.2%
       89,685  Cleveland-Cliffs, Inc. (a)             1,914,775

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               METALS & MINING (CONTINUED)
        9,613  Royal Gold, Inc.                 $     1,221,139
                                                ---------------
                                                      3,135,914
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.8%
      139,598  AGNC Investment Corp.                  1,619,337
       17,062  Blackstone Mortgage Trust, Inc.,
                  Class A                               406,758
                                                ---------------
                                                      2,026,095
                                                ---------------
               MULTI-UTILITIES -- 0.3%
       26,346  NiSource, Inc.                           731,101
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 8.6%
      100,428  Antero Midstream Corp.                 1,094,665
       58,278  Antero Resources Corp. (a)             1,680,738
       19,138  Chesapeake Energy Corp.                1,659,647
       31,176  Civitas Resources, Inc.                2,074,763
      131,731  Comstock Resources, Inc.               1,600,532
       20,755  Denbury, Inc. (a)                      1,801,119
       13,073  DT Midstream, Inc.                       714,570
       77,016  Magnolia Oil & Gas Corp.,
                  Class A                             1,818,348
       31,552  Matador Resources Co.                  2,087,480
       41,991  Murphy Oil Corp.                       1,831,227
       28,451  PDC Energy, Inc.                       1,926,986
       72,184  Range Resources Corp.                  1,806,044
       41,483  SM Energy Co.                          1,363,546
      246,980  Southwestern Energy Co. (a)            1,363,330
                                                ---------------
                                                     22,822,995
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.6%
       24,406  Louisiana-Pacific Corp.                1,661,805
                                                ---------------
               PHARMACEUTICALS -- 0.9%
       20,476  Intra-Cellular Therapies,
                  Inc. (a)                              981,210
        9,069  Jazz Pharmaceuticals PLC (a)           1,420,749
                                                ---------------
                                                      2,401,959
                                                ---------------
               PROFESSIONAL SERVICES -- 1.1%
        7,291  Exponent, Inc.                           747,619
        2,274  FTI Consulting, Inc. (a)                 362,749
       34,205  KBR, Inc.                              1,752,322
                                                ---------------
                                                      2,862,690
                                                ---------------
               ROAD & RAIL -- 2.8%
       11,017  Avis Budget Group, Inc. (a)            2,203,841
       70,411  Hertz Global Holdings, Inc. (a)        1,268,806
       11,086  Landstar System, Inc.                  1,915,993
       32,778  Lyft, Inc., Class A (a)                  532,643
        5,168  Saia, Inc. (a)                         1,409,727
                                                ---------------
                                                      7,331,010
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.5%
       48,129  Allegro MicroSystems, Inc. (a)         1,837,084
       14,549  Cirrus Logic, Inc. (a)                 1,315,084
       22,269  Lattice Semiconductor Corp. (a)        1,687,768
       17,206  MACOM Technology Solutions
                  Holdings, Inc. (a)                  1,153,146
       10,610  Onto Innovation, Inc. (a)                834,476

                        See Notes to Financial Statements                Page 87


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
        5,036  Power Integrations, Inc.         $       433,549
        5,324  Silicon Laboratories, Inc. (a)           835,389
        3,555  SiTime Corp. (a)                         409,643
        3,343  Universal Display Corp.                  443,048
        5,232  Wolfspeed, Inc. (a)                      402,916
                                                ---------------
                                                      9,352,103
                                                ---------------
               SOFTWARE -- 3.9%
       19,546  Bentley Systems, Inc., Class B           763,271
        5,370  Blackline, Inc. (a)                      385,566
       58,016  Box, Inc., Class A (a)                 1,855,932
       83,036  CCC Intelligent Solutions
                  Holdings, Inc. (a)                    768,083
       48,420  Dropbox, Inc., Class A (a)             1,124,797
        9,431  Dynatrace, Inc. (a)                      362,433
        2,414  Fair Isaac Corp. (a)                   1,607,603
        6,399  New Relic, Inc. (a)                      390,659
        1,859  Paylocity Holding Corp. (a)              387,211
        7,656  Procore Technologies, Inc. (a)           428,353
       27,531  Smartsheet, Inc., Class A (a)          1,189,615
        5,625  SPS Commerce, Inc. (a)                   765,450
        9,468  Tenable Holdings, Inc. (a)               380,898
                                                ---------------
                                                     10,409,871
                                                ---------------
               SPECIALTY RETAIL -- 3.0%
        7,126  Burlington Stores, Inc. (a)            1,637,769
       15,015  Dick's Sporting Goods, Inc.            1,963,361
        8,169  Five Below, Inc. (a)                   1,610,355
       10,375  Floor & Decor Holdings, Inc.,
                  Class A (a)                           941,739
        6,461  Murphy USA, Inc.                       1,757,586
                                                ---------------
                                                      7,910,810
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.3%
       26,996  Pure Storage, Inc., Class A (a)          781,264
                                                ---------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 2.9%
       14,331  Applied Industrial Technologies,
                  Inc.                                2,052,342
       37,412  Core & Main, Inc., Class A (a)           825,683
       13,727  Herc Holdings, Inc.                    2,132,078
       56,794  Univar Solutions, Inc. (a)             1,958,257
        2,896  Watsco, Inc.                             832,224
                                                ---------------
                                                      7,800,584
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                         265,650,078
               (Cost $236,863,086)              ---------------

               MONEY MARKET FUNDS -- 0.2%
      641,297  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  4.24% (c) (d)                         641,297
               (Cost $641,297)                  ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$     122,008  BNP Paribas S.A., 4.21% (c),
                  dated 01/31/23, due 02/01/23,
                  with a maturity value of
                  $122,022. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.13%, due 05/15/25.
                  The value of the collateral
                  including accrued interest is
                  $124,562. (d)                 $       122,008
               (Cost $122,008)                  ---------------

               TOTAL INVESTMENTS -- 100.3%          266,413,383
               (Cost $237,626,391)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.3)%                (705,621)
                                                ---------------
               NET ASSETS -- 100.0%             $   265,707,762
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $780,874 and the total value of the collateral held by the Fund is $763,305.

(c)   Rate shown reflects yield as of January 31, 2023.

(d)   This security serves as collateral for securities on loan.

Page 88                 See Notes to Financial Statements


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $       780,874
Non-cash Collateral(2)                                 (763,305)
                                                ---------------
Net Amount                                      $        17,569
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 31, 2023, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 30 to January 31, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $       122,008
Non-cash Collateral(4)                                 (122,008)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 89


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                     LEVEL 2       LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    1/31/2023         PRICES         INPUTS         INPUTS
                                                  -----------------------------------------------------------
Common Stocks*..................................  $  265,650,078  $  265,650,078  $          --  $         --
Money Market Funds..............................         641,297         641,297             --            --
Repurchase Agreements...........................         122,008              --        122,008            --
                                                  -----------------------------------------------------------
Total Investments...............................  $  266,413,383  $  266,291,375  $     122,008  $         --
                                                  ===========================================================


* See Portfolio of Investments for industry breakout.

Page 90                 See Notes to Financial Statements


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 0.2%
        5,264  Moog, Inc., Class A              $       501,764
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 1.1%
       44,454  Air Transport Services Group,
                  Inc. (a)                            1,258,493
       11,622  Hub Group, Inc., Class A (a)             991,008
                                                ---------------
                                                      2,249,501
                                                ---------------
               AIRLINES -- 1.3%
        9,999  Allegiant Travel Co. (a)                 860,214
       34,972  JetBlue Airways Corp. (a)                279,776
       69,950  SkyWest, Inc. (a)                      1,452,162
                                                ---------------
                                                      2,592,152
                                                ---------------
               AUTO COMPONENTS -- 0.9%
       30,533  Dana, Inc.                               553,869
       19,057  Patrick Industries, Inc.               1,352,475
                                                ---------------
                                                      1,906,344
                                                ---------------
               AUTOMOBILES -- 0.7%
       21,915  Winnebago Industries, Inc.             1,395,547
                                                ---------------
               BANKS -- 12.5%
        8,702  1st Source Corp.                         428,051
       19,599  Ameris Bancorp                           924,289
       29,444  Associated Banc-Corp.                    659,840
       13,145  Atlantic Union Bankshares Corp.          508,580
       27,198  BankUnited, Inc.                       1,023,733
        3,586  Banner Corp.                             232,480
       16,667  Cathay General Bancorp                   732,681
       22,564  Columbia Banking System, Inc.            697,453
       40,750  Customers Bancorp, Inc. (a)            1,237,577
       21,359  Dime Community Bancshares,
                  Inc.                                  636,925
       15,427  Eagle Bancorp, Inc.                      732,628
       13,887  Enterprise Financial Services
                  Corp.                                 740,455
        6,270  FB Financial Corp.                       235,501
        5,290  First Bancorp                            210,807
       18,688  First Busey Corp.                        446,083
       48,665  First Commonwealth Financial
                  Corp.                                 715,862
       28,059  First Financial Bancorp                  710,734
       64,474  First Foundation, Inc.                 1,001,281
        8,703  First Hawaiian, Inc.                     238,810
       11,236  First Merchants Corp.                    479,103
       27,448  Fulton Financial Corp.                   459,205
        9,909  Heartland Financial USA, Inc.            490,198
       15,393  Hilltop Holdings, Inc.                   503,351
       72,125  Hope Bancorp, Inc.                       929,691
       11,315  Independent Bank Group, Inc.             693,610
       10,095  International Bancshares Corp.           473,153
        5,219  NBT Bancorp, Inc.                        205,159
       16,211  Northwest Bancshares, Inc.               229,224
       31,993  OceanFirst Financial Corp.               765,273
       50,322  PacWest Bancorp                        1,391,907
       18,086  Renasant Corp.                           643,500
       13,516  S&T Bancorp, Inc.                        491,712
       26,226  Sandy Spring Bancorp, Inc.               886,439

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BANKS (CONTINUED)
        7,266  Seacoast Banking Corp. of
                  Florida                       $       233,311
       31,505  Simmons First National Corp.,
                  Class A                               702,877
       12,835  Southside Bancshares, Inc.               486,190
        3,758  Texas Capital Bancshares,
                  Inc. (a)                              248,291
       14,979  TowneBank                                456,410
        4,445  TriCo Bancshares                         224,695
        6,491  Trustmark Corp.                          189,018
       24,212  Veritex Holdings, Inc.                   681,568
       20,263  Washington Federal, Inc.                 718,526
       18,385  WesBanco, Inc.                           683,370
                                                ---------------
                                                     25,379,551
                                                ---------------
               BIOTECHNOLOGY -- 0.8%
       97,788  Emergent BioSolutions, Inc. (a)        1,289,824
       37,284  Ironwood Pharmaceuticals,
                  Inc. (a)                              429,511
                                                ---------------
                                                      1,719,335
                                                ---------------
               BUILDING PRODUCTS -- 2.2%
       11,152  AZEK (The) Co., Inc. (a)                 269,098
       10,069  Gibraltar Industries, Inc. (a)           539,396
       95,742  JELD-WEN Holding, Inc. (a)             1,211,136
       51,443  PGT Innovations, Inc. (a)              1,116,313
       70,207  Resideo Technologies, Inc. (a)         1,350,081
                                                ---------------
                                                      4,486,024
                                                ---------------
               CAPITAL MARKETS -- 2.5%
       15,553  Artisan Partners Asset
                  Management, Inc., Class A             572,661
       20,085  AssetMark Financial Holdings,
                  Inc. (a)                              533,056
      122,535  BGC Partners, Inc., Class A              533,027
       12,722  Federated Hermes, Inc.                   499,975
        3,548  Piper Sandler Cos.                       504,171
        2,379  StoneX Group, Inc. (a)                   209,066
       34,435  Victory Capital Holdings, Inc.,
                  Class A                             1,020,653
       22,634  Virtu Financial, Inc., Class A           437,063
        3,551  Virtus Investment Partners, Inc.         763,039
                                                ---------------
                                                      5,072,711
                                                ---------------
               CHEMICALS -- 3.1%
       76,733  Ecovyst, Inc. (a)                        804,929
        9,652  Ingevity Corp. (a)                       795,711
        2,204  Innospec, Inc.                           249,096
       44,207  Mativ Holdings, Inc.                   1,218,345
       15,216  Minerals Technologies, Inc.            1,056,751
          728  NewMarket Corp.                          250,804
        6,386  Stepan Co.                               701,438
       40,684  Trinseo PLC                            1,128,981
                                                ---------------
                                                      6,206,055
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.8%
       15,305  ABM Industries, Inc.                     717,957
        9,809  Brady Corp., Class A                     524,487
      134,094  BrightView Holdings, Inc. (a)          1,066,047

                        See Notes to Financial Statements                Page 91


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMERCIAL SERVICES & SUPPLIES
                  (CONTINUED)
       99,904  CoreCivic, Inc. (a)              $     1,062,979
       32,497  HNI Corp.                              1,032,430
       43,975  MillerKnoll, Inc.                      1,050,123
        1,175  UniFirst Corp.                           233,167
                                                ---------------
                                                      5,687,190
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.5%
       21,478  Viasat, Inc. (a)                         739,917
       21,563  Viavi Solutions, Inc. (a)                243,662
                                                ---------------
                                                        983,579
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.5%
       12,510  Arcosa, Inc.                             741,468
       13,173  Granite Construction, Inc.               560,906
        2,462  MYR Group, Inc. (a)                      243,886
       52,638  Primoris Services Corp.                1,400,171
                                                ---------------
                                                      2,946,431
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.5%
       32,544  Summit Materials, Inc.,
                  Class A (b)                         1,069,396
                                                ---------------
               CONSUMER FINANCE -- 4.0%
       30,666  Bread Financial Holdings, Inc.         1,258,226
       24,090  Encore Capital Group, Inc. (a)         1,342,295
       58,401  Green Dot Corp., Class A (a)           1,055,890
      131,236  LendingClub Corp. (a)                  1,271,677
       56,165  Navient Corp.                          1,065,450
       10,180  Nelnet, Inc., Class A                    972,088
       27,351  PRA Group, Inc. (a)                    1,100,604
                                                ---------------
                                                      8,066,230
                                                ---------------
               CONTAINERS & PACKAGING -- 1.4%
       55,758  O-I Glass, Inc. (a)                    1,073,342
      101,663  Pactiv Evergreen, Inc.                 1,170,141
       16,653  TriMas Corp.                             512,746
                                                ---------------
                                                      2,756,229
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.0%
        6,384  Adtalem Global Education,
                  Inc. (a)                              243,741
        1,529  Graham Holdings Co., Class B             998,911
       23,556  Laureate Education, Inc.                 258,645
        5,899  Strategic Education, Inc.                550,672
                                                ---------------
                                                      2,051,969
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.7%
       33,196  Jackson Financial, Inc., Class A       1,461,952
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.7%
        3,068  EnerSys                                  254,705
      194,098  GrafTech International Ltd.            1,269,401
                                                ---------------
                                                      1,524,106
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 2.7%
       15,354  ePlus, Inc. (a)                  $       764,322
        4,608  Insight Enterprises, Inc. (a)            519,414
       10,411  Methode Electronics, Inc.                497,021
        8,550  OSI Systems, Inc. (a)                    809,771
        2,203  Plexus Corp. (a)                         211,466
       11,866  Sanmina Corp. (a)                        722,995
       61,268  TTM Technologies, Inc. (a)               963,133
       42,832  Vishay Intertechnology, Inc.             980,424
                                                ---------------
                                                      5,468,546
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.4%
       75,707  Archrock, Inc.                           750,256
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 8.6%
       15,792  Acadia Realty Trust                      245,250
       12,099  Alexander & Baldwin, Inc.                242,222
       17,433  American Assets Trust, Inc.              496,143
      162,204  Apartment Investment and
                  Management Co., Class A             1,218,152
      150,230  Brandywine Realty Trust                  985,509
       17,809  Corporate Office Properties
                  Trust                                 499,899
      112,809  DiamondRock Hospitality Co.            1,086,351
       33,622  Empire State Realty Trust, Inc.,
                  Class A                               280,407
        9,075  Equity Commonwealth                      231,594
       73,502  Global Net Lease, Inc.                 1,098,855
       94,955  Hudson Pacific Properties, Inc.        1,081,537
      151,361  iStar, Inc.                            1,404,630
       35,820  JBG SMITH Properties                     721,415
      115,259  LXP Industrial Trust                   1,331,241
        4,339  National Health Investors, Inc.          255,263
        5,207  NexPoint Residential Trust, Inc.         262,954
      155,540  Paramount Group, Inc.                  1,003,233
       34,500  Pebblebrook Hotel Trust                  565,800
      100,753  Piedmont Office Realty Trust,
                  Inc., Class A                       1,067,982
       64,197  RLJ Lodging Trust                        806,956
       13,699  SL Green Realty Corp. (c)                563,714
      119,553  Sunstone Hotel Investors, Inc.         1,313,887
       32,786  Urban Edge Properties                    516,380
       17,194  Xenia Hotels & Resorts, Inc.             256,191
                                                ---------------
                                                     17,535,565
                                                ---------------
               FOOD & STAPLES RETAILING -- 2.6%
       33,007  Andersons (The), Inc.                  1,213,997
       11,973  Ingles Markets, Inc., Class A          1,137,435
        7,601  PriceSmart, Inc.                         564,830
       21,004  Sprouts Farmers Market, Inc. (a)         671,078
       23,867  United Natural Foods, Inc. (a)           993,345
        8,261  Weis Markets, Inc.                       713,255
                                                ---------------
                                                      5,293,940
                                                ---------------
               FOOD PRODUCTS -- 0.9%
       20,325  B&G Foods, Inc. (c)                      284,956
       35,277  Fresh Del Monte Produce, Inc.          1,008,922

Page 92                 See Notes to Financial Statements


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS (CONTINUED)
       28,551  Hain Celestial Group (The),
                  Inc. (a)                      $       585,867
                                                ---------------
                                                      1,879,745
                                                ---------------
               GAS UTILITIES -- 0.4%
       14,287  Northwest Natural Holding Co.            716,350
                                                ---------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 0.8%
       25,124  Avanos Medical, Inc. (a)                 769,799
        8,632  Enovis Corp. (a)                         543,385
        3,310  Integer Holdings Corp. (a)               217,831
                                                ---------------
                                                      1,531,015
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.2%
        7,659  Apollo Medical Holdings,
                  Inc. (a)                              272,967
       47,307  Owens & Minor, Inc. (a)                  933,840
       16,481  Patterson Cos., Inc.                     497,561
       45,751  Pediatrix Medical Group,
                  Inc. (a)                              702,278
                                                ---------------
                                                      2,406,646
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.1%
       12,848  Veradigm, Inc. (a)                       230,108
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.3%
       22,960  Bloomin' Brands, Inc.                    556,780
                                                ---------------
               HOUSEHOLD DURABLES -- 7.3%
        4,083  Cavco Industries, Inc. (a)             1,086,486
       23,094  Century Communities, Inc.              1,413,353
       47,664  Green Brick Partners, Inc. (a)         1,487,117
        4,165  Helen of Troy Ltd. (a)                   471,103
        5,396  Installed Building Products,
                  Inc.                                  594,046
       36,260  KB Home                                1,394,197
       50,609  La-Z-Boy, Inc.                         1,438,814
       12,472  LGI Homes, Inc. (a)                    1,419,937
       36,547  M.D.C. Holdings, Inc.                  1,380,015
       25,009  M/I Homes, Inc. (a)                    1,495,538
       12,527  Meritage Homes Corp. (a)               1,349,033
       62,125  Tri Pointe Homes, Inc. (a)             1,372,341
                                                ---------------
                                                     14,901,980
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.5%
       25,808  Central Garden & Pet Co.,
                  Class A (a)                         1,022,771
                                                ---------------
               INSURANCE -- 2.2%
       18,020  Brighthouse Financial, Inc. (a)        1,013,985
       29,753  CNO Financial Group, Inc.                766,437
      174,652  Genworth Financial, Inc.,
                  Class A (a)                           964,079
       12,972  ProAssurance Corp.                       251,527
        2,690  Safety Insurance Group, Inc.             227,009
       27,028  Stewart Information Services
                  Corp.                               1,291,128
                                                ---------------
                                                      4,514,165
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.3%
        4,299  Shutterstock, Inc.               $       323,586
        8,290  Yelp, Inc. (a)                           261,218
                                                ---------------
                                                        584,804
                                                ---------------
               IT SERVICES -- 0.3%
       41,542  Kyndryl Holdings, Inc. (a)               556,247
                                                ---------------
               LEISURE PRODUCTS -- 1.2%
       17,335  Malibu Boats, Inc., Class A (a)        1,050,328
       47,389  Vista Outdoor, Inc. (a)                1,390,867
                                                ---------------
                                                      2,441,195
                                                ---------------
               MACHINERY -- 2.5%
        3,263  Alamo Group, Inc.                        510,562
        2,588  ESCO Technologies, Inc.                  254,763
        4,877  Federal Signal Corp.                     259,700
       10,825  Hillenbrand, Inc.                        507,259
       31,432  Hillman Solutions Corp. (a)              301,747
       28,256  Kennametal, Inc.                         805,296
       21,061  Mueller Water Products, Inc.,
                  Class A                               266,422
       36,189  Proto Labs, Inc. (a)                   1,107,383
        3,681  Tennant Co.                              258,149
       10,813  Terex Corp.                              551,139
        7,664  Trinity Industries, Inc.                 220,493
                                                ---------------
                                                      5,042,913
                                                ---------------
               MEDIA -- 3.2%
      555,234  Advantage Solutions, Inc. (a)          1,438,056
      100,424  Altice USA, Inc., Class A (a)            492,077
      103,207  Gray Television, Inc.                  1,337,563
       16,971  John Wiley & Sons, Inc.,
                  Class A                               777,272
       23,415  Scholastic Corp.                       1,035,880
      126,772  WideOpenWest, Inc. (a)                 1,456,610
                                                ---------------
                                                      6,537,458
                                                ---------------
               METALS & MINING -- 1.4%
        7,890  Alpha Metallurgical Resources,
                  Inc.                                1,269,738
       21,832  Arconic Corp. (a)                        513,270
       18,585  Worthington Industries, Inc.           1,056,929
                                                ---------------
                                                      2,839,937
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.6%
       41,203  Chimera Investment Corp.                 300,370
       46,218  Claros Mortgage Trust, Inc.              773,689
       33,092  KKR Real Estate Finance Trust,
                  Inc.                                  527,156
       92,022  Ladder Capital Corp.                   1,030,646
       88,524  New York Mortgage Trust, Inc.            276,195
       18,291  PennyMac Mortgage Investment
                  Trust                                 278,938
                                                ---------------
                                                      3,186,994
                                                ---------------
               MULTILINE RETAIL -- 0.6%
        2,859  Dillard's, Inc., Class A               1,124,473
                                                ---------------

                        See Notes to Financial Statements                Page 93


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTI-UTILITIES -- 0.6%
       15,334  Avista Corp.                     $       611,826
       11,457  NorthWestern Corp.                       650,758
                                                ---------------
                                                      1,262,584
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.7%
       43,712  Peabody Energy Corp. (a)               1,219,128
      122,861  Permian Resources Corp.                1,335,499
       33,807  World Fuel Services Corp.                956,738
                                                ---------------
                                                      3,511,365
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.1%
        4,663  Sylvamo Corp.                            221,632
                                                ---------------
               PERSONAL PRODUCTS -- 1.1%
       17,643  Edgewell Personal Care Co.               756,179
       45,689  Herbalife Nutrition Ltd. (a)             802,756
       12,780  USANA Health Sciences,
                  Inc. (a)                              746,863
                                                ---------------
                                                      2,305,798
                                                ---------------
               PHARMACEUTICALS -- 0.2%
        7,379  Prestige Consumer Healthcare,
                  Inc. (a)                              485,243
                                                ---------------
               PROFESSIONAL SERVICES -- 0.6%
       35,535  First Advantage Corp. (a)                493,226
        2,289  ICF International, Inc.                  233,913
        8,425  Kforce, Inc.                             472,895
                                                ---------------
                                                      1,200,034
                                                ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 1.8%
      180,733  Anywhere Real Estate, Inc. (a)         1,532,616
       26,818  Marcus & Millichap, Inc.                 971,884
      144,904  Newmark Group, Inc., Class A           1,241,827
                                                ---------------
                                                      3,746,327
                                                ---------------
               ROAD & RAIL -- 2.3%
       75,286  Heartland Express, Inc.                1,266,310
       46,710  Marten Transport Ltd.                  1,031,824
       49,354  Schneider National, Inc.,
                  Class B                             1,307,881
       22,949  Werner Enterprises, Inc.               1,077,915
                                                ---------------
                                                      4,683,930
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.5%
       21,212  Cohu, Inc. (a)                           765,329
        6,835  Ultra Clean Holdings, Inc. (a)           229,998
                                                ---------------
                                                        995,327
                                                ---------------
               SOFTWARE -- 0.4%
       29,558  ACI Worldwide, Inc. (a)                  825,555
                                                ---------------
               SPECIALTY RETAIL -- 4.3%
       48,701  American Eagle Outfitters, Inc.          786,034
       14,991  Buckle (The), Inc.                       659,604
       30,561  Foot Locker, Inc.                      1,329,709
        6,403  Group 1 Automotive, Inc.               1,369,282
        5,014  Monro, Inc.                              255,213
       10,050  Rent-A-Center, Inc.                      270,244

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
       54,302  Sally Beauty Holdings, Inc. (a)  $       846,025
       13,587  Signet Jewelers Ltd.                   1,043,617
       48,422  Urban Outfitters, Inc. (a)             1,326,279
       18,998  Victoria's Secret & Co. (a)              800,766
                                                ---------------
                                                      8,686,773
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.5%
        6,191  Carter's, Inc.                           516,144
       43,806  Levi Strauss & Co., Class A              806,030
      105,663  Wolverine World Wide, Inc.             1,704,344
                                                ---------------
                                                      3,026,518
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 3.1%
       17,787  Axos Financial, Inc. (a)                 855,911
       53,406  Capitol Federal Financial, Inc.          447,008
       28,779  Mr. Cooper Group, Inc. (a)             1,323,546
       55,258  NMI Holdings, Inc., Class A (a)        1,283,643
       20,383  PennyMac Financial Services,
                  Inc.                                1,374,222
       31,829  Provident Financial Services,
                  Inc.                                  746,708
        4,997  WSFS Financial Corp.                     241,405
                                                ---------------
                                                      6,272,443
                                                ---------------
               TOBACCO -- 0.5%
       17,496  Universal Corp.                          951,258
                                                ---------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 2.3%
       16,818  Boise Cascade Co.                      1,260,845
       10,175  H&E Equipment Services, Inc.             517,806
        2,296  McGrath RentCorp                         228,544
       53,532  NOW, Inc. (a)                            751,589
       17,673  Rush Enterprises, Inc., Class A          950,984
        7,591  Veritiv Corp.                            949,179
                                                ---------------
                                                      4,658,947
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 1.4%
      110,094  Telephone and Data Systems,
                  Inc.                                1,471,957
       55,389  United States Cellular Corp. (a)       1,354,815
                                                ---------------
                                                      2,826,772
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          202,838,460
               (Cost $197,110,965)              ---------------

               MONEY MARKET FUNDS -- 0.1%
      258,797  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  4.24% (d) (e)                         258,797
               (Cost $258,797)                  ---------------

Page 94                 See Notes to Financial Statements


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.0%
$      49,237  BNP Paribas S.A., 4.21% (d),
                  dated 01/31/23, due 02/01/23,
                  with a maturity value of
                  49,242. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.13%, due 05/15/25.
                  The value of the collateral
                  including accrued interest is
                  $50,268. (e)                  $        49,237
               (Cost $49,237)                   ---------------

               TOTAL INVESTMENTS -- 100.0%          203,146,494
               (Cost $197,418,999)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                 (38,059)
                                                ---------------
               NET ASSETS -- 100.0%             $   203,108,435
                                                ===============

(a)   Non-income producing security.

(b)   Non-income producing security which makes payment in-kind ("PIK")
      distributions. For the six months ended January 31, 2023, the Fund received 564 PIK shares of Summit Materials, Inc.

(c)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $300,611 and the total value of the collateral held by the Fund is $308,034.

(d)   Rate shown reflects yield as of January 31, 2023.

(e)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $       300,611
Non-cash Collateral(2)                                 (300,611)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At January 31, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $        49,237
Non-cash Collateral(4)                                  (49,237)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 95


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                     LEVEL 2       LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    1/31/2023         PRICES         INPUTS         INPUTS
                                                  -----------------------------------------------------------
Common Stocks*..................................  $  202,838,460  $  202,838,460  $          --  $         --
Money Market Funds..............................         258,797         258,797             --            --
Repurchase Agreements...........................          49,237              --         49,237            --
                                                  -----------------------------------------------------------
Total Investments...............................  $  203,146,494  $  203,097,257  $      49,237  $         --
                                                  ===========================================================


* See Portfolio of Investments for industry breakout.

Page 96                 See Notes to Financial Statements


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.1%
       29,063  AAR Corp. (a)                    $     1,495,001
        6,093  AeroVironment, Inc. (a)                  542,094
       67,924  Rocket Lab USA, Inc. (a)                 337,582
                                                ---------------
                                                      2,374,677
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.5%
        9,953  Forward Air Corp.                      1,073,431
                                                ---------------
               AUTO COMPONENTS -- 0.7%
        6,454  Dorman Products, Inc. (a)                626,425
       12,791  XPEL, Inc. (a) (b)                       973,012
                                                ---------------
                                                      1,599,437
                                                ---------------
               BANKS -- 1.8%
       60,394  First BanCorp                            812,299
        7,154  Lakeland Financial Corp.                 505,859
       37,879  OFG Bancorp                            1,072,355
       16,540  Pacific Premier Bancorp, Inc.            534,904
       11,822  Stock Yards Bancorp, Inc.                708,847
        5,240  Triumph Financial, Inc. (a)              292,025
                                                ---------------
                                                      3,926,289
                                                ---------------
               BEVERAGES -- 0.5%
       15,454  Duckhorn Portfolio (The),
                  Inc. (a)                              250,046
        9,814  MGP Ingredients, Inc.                    957,257
                                                ---------------
                                                      1,207,303
                                                ---------------
               BIOTECHNOLOGY -- 5.3%
       16,086  ACADIA Pharmaceuticals,
                  Inc. (a)                              306,117
       62,917  Amicus Therapeutics, Inc. (a)            820,438
       12,382  Arcus Biosciences, Inc. (a)              267,823
       66,917  BioCryst Pharmaceuticals,
                  Inc. (a)                              705,974
       17,236  Celldex Therapeutics, Inc. (a)           759,418
       72,201  Dynavax Technologies
                  Corp. (a) (c)                         821,647
       47,954  FibroGen, Inc. (a)                     1,131,714
       50,506  ImmunityBio, Inc. (a) (c)                191,923
       12,816  Insmed, Inc. (a)                         275,928
       11,863  Prometheus Biosciences, Inc. (a)       1,348,349
        8,664  Prothena Corp. PLC (a)                   489,949
       13,675  PTC Therapeutics, Inc. (a)               627,546
       33,871  REGENXBIO, Inc. (a)                      786,146
       21,913  REVOLUTION Medicines,
                  Inc. (a)                              585,954
       96,146  Roivant Sciences Ltd. (a)                798,012
        6,714  Sage Therapeutics, Inc. (a)              297,699
       33,886  uniQure N.V. (a)                         720,077
        9,721  Vericel Corp. (a)                        267,036
       20,045  Xencor, Inc. (a)                         659,881
                                                ---------------
                                                     11,861,631
                                                ---------------
               BUILDING PRODUCTS -- 1.7%
       17,325  AAON, Inc.                             1,322,244
        9,005  CSW Industrials, Inc.                  1,217,566
      109,661  Janus International Group,
                  Inc. (a)                            1,206,271
                                                ---------------
                                                      3,746,081
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CAPITAL MARKETS -- 1.8%
       28,011  Focus Financial Partners, Inc.,
                  Class A (a)                   $     1,264,696
       39,666  Golub Capital BDC, Inc.                  543,424
        8,173  Hamilton Lane, Inc., Class A             636,350
       13,604  Moelis & Co., Class A                    635,987
       10,425  PJT Partners, Inc., Class A              834,313
                                                ---------------
                                                      3,914,770
                                                ---------------
               CHEMICALS -- 0.6%
       78,495  LSB Industries, Inc. (a)                 997,671
       28,016  Perimeter Solutions S.A. (a)             260,549
                                                ---------------
                                                      1,258,220
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.8%
       14,302  Brink's (The) Co.                        938,211
       17,306  Montrose Environmental Group,
                  Inc. (a)                              937,293
                                                ---------------
                                                      1,875,504
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.6%
       55,561  ADTRAN Holdings, Inc.                  1,048,436
       11,089  Clearfield, Inc. (a)                     792,420
      104,520  CommScope Holding Co.,
                  Inc. (a)                              877,968
       71,271  Extreme Networks, Inc. (a)             1,285,016
      154,893  Infinera Corp. (a)                     1,133,817
       23,631  NetScout Systems, Inc. (a)               758,555
                                                ---------------
                                                      5,896,212
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.0%
       18,270  Ameresco, Inc., Class A (a)            1,177,867
       11,154  Dycom Industries, Inc. (a)             1,063,757
                                                ---------------
                                                      2,241,624
                                                ---------------
               CONSUMER FINANCE -- 0.2%
       19,370  Upstart Holdings, Inc. (a) (c)           361,832
                                                ---------------
               DISTRIBUTORS -- 0.1%
       23,470  Funko, Inc., Class A (a)                 283,987
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.6%
       41,314  Chegg, Inc. (a)                          857,679
       21,646  Coursera, Inc. (a)                       345,254
       12,351  Grand Canyon Education,
                  Inc. (a)                            1,439,632
        8,187  Stride, Inc. (a)                         351,468
       49,477  Udemy, Inc. (a)                          620,441
                                                ---------------
                                                      3,614,474
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.1%
       14,047  Compass Diversified Holdings             313,529
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.5%
        4,486  Cogent Communications
                  Holdings, Inc.                        307,605
      392,474  Globalstar, Inc. (a)                     553,388

                        See Notes to Financial Statements                Page 97


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES (CONTINUED)
       21,664  Radius Global Infrastructure,
                  Inc., Class A (a)             $       291,814
                                                ---------------
                                                      1,152,807
                                                ---------------
               ELECTRIC UTILITIES -- 0.6%
        7,414  MGE Energy, Inc.                         542,037
       13,085  Otter Tail Corp.                         839,403
                                                ---------------
                                                      1,381,440
                                                ---------------
               ELECTRICAL EQUIPMENT -- 2.8%
       67,510  Array Technologies, Inc. (a)           1,500,747
       40,177  Bloom Energy Corp., Class A (a)        1,001,613
        9,486  Encore Wire Corp.                      1,531,325
       44,794  Fluence Energy, Inc. (a) (c)           1,081,327
       42,317  Shoals Technologies Group, Inc.,
                  Class A (a)                         1,180,221
                                                ---------------
                                                      6,295,233
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 2.2%
       12,172  Advanced Energy Industries, Inc.       1,128,831
        9,577  Badger Meter, Inc.                     1,109,974
       18,149  Belden, Inc.                           1,471,703
       26,483  CTS Corp.                              1,178,758
                                                ---------------
                                                      4,889,266
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 5.2%
       25,964  Cactus, Inc., Class A                  1,404,912
       71,979  Expro Group Holdings N.V. (a)          1,359,683
       81,511  Liberty Energy, Inc.                   1,290,319
        8,426  Nabors Industries Ltd. (a)             1,495,952
      141,230  NexTier Oilfield Solutions,
                  Inc. (a)                            1,330,387
      146,790  RPC, Inc.                              1,456,157
      286,179  Transocean Ltd. (a)                    1,928,846
       25,629  Weatherford International
                  PLC (a)                             1,457,778
                                                ---------------
                                                     11,724,034
                                                ---------------
               ENTERTAINMENT -- 1.8%
       60,275  Cinemark Holdings, Inc. (a)              719,684
       23,215  Madison Square Garden
                  Entertainment Corp. (a)             1,213,912
        4,191  Madison Square Garden Sports
                  Corp.                                 762,092
       15,236  World Wrestling Entertainment,
                  Inc., Class A                       1,289,270
                                                ---------------
                                                      3,984,958
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 2.7%
        1,164  Alexander's, Inc.                        276,194
       22,241  Essential Properties Realty Trust,
                  Inc.                                  566,701
        9,877  Four Corners Property Trust, Inc.        284,063
       22,694  Getty Realty Corp.                       826,742

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        2,526  Innovative Industrial Properties,
                  Inc.                          $       226,784
       22,052  InvenTrust Properties Corp.              548,433
        7,207  LTC Properties, Inc.                     274,947
       46,334  Outfront Media, Inc.                     922,047
       17,037  Retail Opportunity Investments
                  Corp.                                 269,696
        6,295  Saul Centers, Inc.                       269,489
       38,214  SITE Centers Corp.                       521,621
       58,193  Tanger Factory Outlet Centers,
                  Inc.                                1,112,068
                                                ---------------
                                                      6,098,785
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.7%
       39,211  Chefs' Warehouse (The), Inc. (a)       1,499,037
                                                ---------------
               FOOD PRODUCTS -- 2.6%
       23,966  Cal-Maine Foods, Inc.                  1,371,335
       34,234  Hostess Brands, Inc. (a)                 791,832
       20,200  Simply Good Foods (The)
                  Co. (a)                               733,260
       36,324  Sovos Brands, Inc. (a)                   492,553
       30,656  Tootsie Roll Industries, Inc.          1,371,243
       65,824  Utz Brands, Inc.                       1,096,628
                                                ---------------
                                                      5,856,851
                                                ---------------
               GAS UTILITIES -- 0.3%
        4,417  Chesapeake Utilities Corp.               556,895
                                                ---------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 2.9%
       11,762  AtriCure, Inc. (a)                       509,059
          457  Atrion Corp.                             314,096
       12,285  Axonics, Inc. (a)                        754,299
        5,889  CONMED Corp.                             563,931
        5,862  Glaukos Corp. (a)                        287,531
       14,783  Merit Medical Systems, Inc. (a)        1,054,767
       54,630  Paragon 28, Inc. (a)                     920,516
       25,132  PROCEPT BioRobotics
                  Corp. (a)                             977,383
       19,753  Silk Road Medical, Inc. (a)            1,073,773
                                                ---------------
                                                      6,455,355
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.1%
       54,318  AdaptHealth Corp. (a)                  1,164,035
       32,005  Agiliti, Inc. (a)                        590,492
       65,325  Alignment Healthcare, Inc. (a)           806,764
      186,912  Cano Health, Inc. (a)                    257,938
        3,592  CorVel Corp. (a)                         639,951
      203,585  Hims & Hers Health, Inc. (a)           1,685,684
      105,665  LifeStance Health Group, Inc. (a)        557,911
       16,759  Progyny, Inc. (a)                        576,342
        6,442  US Physical Therapy, Inc.                638,724
                                                ---------------
                                                      6,917,841
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.8%
       18,589  Evolent Health, Inc., Class A (a)        598,937
       32,261  Phreesia, Inc. (a)                     1,209,465
                                                ---------------
                                                      1,808,402
                                                ---------------

Page 98                 See Notes to Financial Statements


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                  -- 6.5%
       96,808  Bowlero Corp. (a) (c)            $     1,331,110
       40,895  Brinker International, Inc. (a)        1,613,717
       11,019  Cracker Barrel Old Country
                  Store, Inc.                         1,229,500
       36,822  Dave & Buster's Entertainment,
                  Inc. (a)                            1,596,234
       11,892  Dine Brands Global, Inc.                 919,370
        9,084  Dutch Bros, Inc., Class A (a) (c)        346,191
       36,375  Everi Holdings, Inc. (a)                 631,834
       20,540  Golden Entertainment, Inc. (a)           811,330
       15,301  Jack in the Box, Inc.                  1,162,570
       24,814  Krispy Kreme, Inc.                       302,731
       16,973  Monarch Casino & Resort,
                  Inc. (a)                            1,300,471
       26,093  Red Rock Resorts, Inc., Class A        1,174,446
       33,041  Six Flags Entertainment
                  Corp. (a)                             887,151
       86,194  Target Hospitality Corp. (a)           1,323,509
                                                ---------------
                                                     14,630,164
                                                ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.6%
       69,648  Montauk Renewables, Inc. (a)             773,789
       28,983  Sunnova Energy International,
                  Inc. (a)                              564,589
                                                ---------------
                                                      1,338,378
                                                ---------------
               INSURANCE -- 0.9%
       30,557  BRP Group, Inc., Class A (a)             875,458
        2,260  Enstar Group Ltd. (a)                    547,598
        5,670  Palomar Holdings, Inc. (a)               289,794
        5,388  Trupanion, Inc. (a)                      318,000
                                                ---------------
                                                      2,030,850
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.9%
       37,259  Cargurus, Inc. (a)                       657,622
       63,580  ZipRecruiter, Inc., Class A (a)        1,248,711
                                                ---------------
                                                      1,906,333
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.1%
        7,945  Xometry, Inc., Class A (a)               278,234
                                                ---------------
               IT SERVICES -- 3.8%
      105,029  AvidXchange Holdings, Inc. (a)         1,167,922
      133,370  Cyxtera Technologies, Inc. (a)           429,451
        7,908  EVERTEC, Inc.                            292,121
       31,395  Flywire Corp. (a)                        846,723
       91,177  Remitly Global, Inc. (a)               1,099,595
       31,809  Repay Holdings Corp. (a)                 309,820
      211,160  Sabre Corp. (a)                        1,438,000
       23,333  Shift4 Payments, Inc.,
                  Class A (a)                         1,494,245
       23,544  Squarespace, Inc., Class A (a)           558,464
       55,546  Verra Mobility Corp. (a)                 857,075
                                                ---------------
                                                      8,493,416
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               LEISURE PRODUCTS -- 0.2%
       32,250  Peloton Interactive, Inc.,
                  Class A (a)                   $       416,993
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.1%
       25,080  Cytek Biosciences, Inc. (a)              302,214
        1,080  OmniAb, Inc. - 12.5 Earnout
                  Shares (a) (d) (e) (f) (g)                  0
        1,080  OmniAb, Inc. - 15 Earnout
                  Shares (a) (d) (e) (f) (g)                  0
                                                ---------------
                                                        302,214
                                                ---------------
               MACHINERY -- 2.8%
       25,476  Energy Recovery, Inc. (a)                563,784
       51,277  Enerpac Tool Group Corp.               1,360,892
       12,006  EnPro Industries, Inc.                 1,453,566
        4,704  Helios Technologies, Inc.                310,464
        4,324  Kadant, Inc.                             881,102
        8,013  Lindsay Corp.                          1,254,996
       67,924  Proterra, Inc. (a)                       346,412
                                                ---------------
                                                      6,171,216
                                                ---------------
               MEDIA -- 0.3%
       59,385  Integral Ad Science Holding
                  Corp. (a)                             610,478
                                                ---------------
               METALS & MINING -- 1.8%
       43,702  ATI, Inc. (a)                          1,590,316
       11,929  Materion Corp.                         1,076,592
       37,674  Warrior Met Coal, Inc.                 1,427,091
                                                ---------------
                                                      4,093,999
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.9%
       97,024  Apollo Commercial Real Estate
                  Finance, Inc.                       1,180,782
       58,242  Arbor Realty Trust, Inc.                 869,553
       40,464  Franklin BSP Realty Trust, Inc.          586,728
      105,989  MFA Financial, Inc.                    1,260,209
       16,239  Two Harbors Investment Corp.             291,328
                                                ---------------
                                                      4,188,600
                                                ---------------
               MULTILINE RETAIL -- 0.3%
       21,913  Franchise Group, Inc.                    676,893
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 8.0%
        9,139  Arch Resources, Inc.                   1,352,755
       28,148  Callon Petroleum Co. (a)               1,197,697
       77,493  CNX Resources Corp. (a)                1,296,458
       20,078  CONSOL Energy, Inc.                    1,161,111
       41,639  CVR Energy, Inc.                       1,382,415
       48,333  Delek US Holdings, Inc.                1,293,391
       91,705  Earthstone Energy, Inc.,
                  Class A (a)                         1,274,699
       38,220  Equitrans Midstream Corp.                277,095
       14,177  Gulfport Energy Corp. (a)                966,163
       35,251  International Seaways, Inc.            1,369,149
       23,223  Kinetik Holdings, Inc. (c)               726,648
      205,184  Kosmos Energy Ltd. (a)                 1,623,005
       42,343  Northern Oil and Gas, Inc.             1,419,337
       69,120  Talos Energy, Inc. (a)                 1,369,267

                        See Notes to Financial Statements                Page 99


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
      152,423  Tellurian, Inc. (a)              $       303,322
       14,940  Vital Energy, Inc. (a)                   840,823
                                                ---------------
                                                     17,853,335
                                                ---------------
               PERSONAL PRODUCTS -- 1.9%
       28,141  Beauty Health (The) Co. (a)              320,807
       29,961  BellRing Brands, Inc. (a)                849,694
       23,598  elf Beauty, Inc. (a)                   1,358,065
       10,816  Inter Parfums, Inc.                    1,278,668
        4,525  Medifast, Inc.                           504,311
                                                ---------------
                                                      4,311,545
                                                ---------------
               PHARMACEUTICALS -- 1.3%
       18,629  Amphastar Pharmaceuticals,
                  Inc. (a)                              563,713
       12,609  Corcept Therapeutics, Inc. (a)           288,242
       18,947  Harmony Biosciences Holdings,
                  Inc. (a)                              912,677
        7,814  Ligand Pharmaceuticals, Inc. (a)         544,636
       70,923  SIGA Technologies, Inc.                  519,866
                                                ---------------
                                                      2,829,134
                                                ---------------
               PROFESSIONAL SERVICES -- 2.2%
       27,855  CBIZ, Inc. (a)                         1,325,620
       44,012  HireRight Holdings Corp. (a)             503,497
       17,975  Huron Consulting Group, Inc. (a)       1,223,019
       33,083  Legalzoom.com, Inc. (a)                  280,544
        7,890  NV5 Global, Inc. (a)                   1,051,658
       33,741  Sterling Check Corp. (a)                 470,687
                                                ---------------
                                                      4,855,025
                                                ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 1.0%
       69,334  eXp World Holdings, Inc. (c)           1,080,917
       16,279  Kennedy-Wilson Holdings, Inc.            291,068
       19,876  St. Joe (The) Co.                        936,160
                                                ---------------
                                                      2,308,145
                                                ---------------
               ROAD & RAIL -- 0.4%
       10,968  ArcBest Corp.                            915,280
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.1%
        6,348  Ambarella, Inc. (a)                      570,304
       16,443  Axcelis Technologies, Inc. (a)         1,807,908
        9,562  Impinj, Inc. (a)                       1,240,956
       15,375  MaxLinear, Inc. (a)                      633,450
       62,031  Photronics, Inc. (a)                   1,124,002
       36,432  Rambus, Inc. (a)                       1,474,403
                                                ---------------
                                                      6,851,023
                                                ---------------
               SOFTWARE -- 8.2%
      137,656  Adeia, Inc.                            1,507,333
       13,191  Agilysys, Inc. (a)                     1,102,240
       35,778  Alkami Technology, Inc. (a)              585,686
       15,161  Alteryx, Inc., Class A (a)               841,284
        7,290  Appfolio, Inc., Class A (a)              818,886
       13,053  Blackbaud, Inc. (a)                      812,027
       38,061  Clear Secure, Inc., Class A            1,194,735

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SOFTWARE (CONTINUED)
       12,224  CommVault Systems, Inc. (a)      $       760,700
       11,514  Confluent, Inc., Class A (a)             265,973
       34,251  Digital Turbine, Inc. (a)                594,597
       35,485  Freshworks, Inc., Class A (a)            574,147
       10,550  InterDigital, Inc.                       737,973
       12,023  Jamf Holding Corp. (a)                   238,897
       32,773  LiveRamp Holdings, Inc. (a)              877,006
       36,582  Momentive Global, Inc. (a)               282,047
       74,729  N-able, Inc. (a)                         767,467
       40,075  Nutanix, Inc., Class A (a)             1,116,890
       28,923  PagerDuty, Inc. (a)                      861,616
       56,542  PowerSchool Holdings, Inc.,
                  Class A (a)                         1,273,326
       20,693  Progress Software Corp.                1,097,557
       24,671  Qualtrics International, Inc.,
                  Class A (a)                           389,062
       41,995  Samsara, Inc., Class A (a)               572,812
       31,342  Sprinklr, Inc., Class A (a)              311,539
        4,535  Sprout Social, Inc., Class A (a)         290,104
        6,216  Workiva, Inc. (a)                        537,870
                                                ---------------
                                                     18,411,774
                                                ---------------
               SPECIALTY RETAIL -- 0.9%
       12,287  Boot Barn Holdings, Inc. (a)           1,025,841
       20,973  Leslie's, Inc. (a)                       324,872
       38,694  Warby Parker, Inc.,
                  Class A (a) (c)                       624,908
                                                ---------------
                                                      1,975,621
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.9%
       28,892  Avid Technology, Inc. (a)                875,717
       15,895  Super Micro Computer, Inc. (a)         1,149,685
                                                ---------------
                                                      2,025,402
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.7%
       26,106  Kontoor Brands, Inc.                   1,246,823
       11,205  Oxford Industries, Inc.                1,313,450
       32,666  Steven Madden Ltd.                     1,171,076
                                                ---------------
                                                      3,731,349
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.1%
       11,844  Columbia Financial, Inc. (a)             235,103
                                                ---------------
               TOBACCO -- 0.5%
       88,026  Vector Group Ltd.                      1,139,937
                                                ---------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 1.4%
      206,484  Custom Truck One Source,
                  Inc. (a)                            1,461,907
       26,204  GMS, Inc. (a)                          1,554,421
                                                ---------------
                                                      3,016,328
                                                ---------------
               WATER UTILITIES -- 1.1%
        8,300  American States Water Co.                781,611
       12,668  California Water Service Group           774,901
       12,858  SJW Group                                995,338
                                                ---------------
                                                      2,551,850
                                                ---------------

Page 100                See Notes to Financial Statements


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.4%
       52,047  Gogo, Inc. (a)                   $       872,828
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          223,191,352
               (Cost $204,399,545)              ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.3%
$     159,376  Bank of America Corp., 4.27%
                  (h), dated 01/31/23, due
                  02/01/23, with a maturity
                  value of $159,395.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.13%, due 08/31/28. The
                  value of the collateral
                  including accrued interest is
                  $162,564. (i)                         159,376
    2,500,716  Citigroup, Inc., 4.26% (h),
                  dated 01/31/23, due 02/01/23,
                  with a maturity value of
                  $2,501,012. Collateralized by
                  U.S. Treasury Securities,
                  interest rates of 0.13% to
                  7.50%, due 03/31/23 to
                  08/15/52. The value of the
                  collateral including accrued
                  interest is $2,550,731. (i)         2,500,716
    2,500,716  JPMorgan Chase & Co., 4.28% (h),
                  dated 01/31/23, due 02/01/23,
                  with a maturity value of
                  $2,501,013. Collateralized by
                  U.S. Treasury Securities,
                  interest rates of 0.25% to
                  1.50%, due 09/30/25 to
                  07/31/28. The value of the
                  collateral including accrued
                  interest is $2,550,730. (i)         2,500,716
                                                ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 2.3%                             5,160,808
               (Cost $5,160,808)                ---------------

               TOTAL INVESTMENTS -- 102.2%          228,352,160
               (Cost $209,560,353)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.2)%              (4,855,726)
                                                ---------------
               NET ASSETS -- 100.0%             $   223,496,434
                                                ===============

(a)   Non-income producing security.

(b)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.

(c)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,122,281 and the total value of the collateral held by the Fund is $5,160,808.

(d)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At January 31, 2023, securities noted as such are valued at $0 or 0.00% of net assets.

(e)   This security's value was determined using significant unobservable inputs
      (see Note 2A-Portfolio Valuation in the Notes to Financial Statements).

(f)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(g)   Restricted security as to resale, excluding Rule 144A securities (see Note
      2F - Restricted Securities in the Notes to Financial Statements).

(h)   Rate shown reflects yield as of January 31, 2023.

(i)   This security serves as collateral for securities on loan.

                        See Notes to Financial Statements               Page 101


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     5,122,281
Non-cash Collateral(2)                               (5,122,281)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At January 31, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     5,160,808
Non-cash Collateral(4)                               (5,160,808)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 102                See Notes to Financial Statements


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                     LEVEL 2       LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    1/31/2023         PRICES         INPUTS         INPUTS
                                                  -----------------------------------------------------------
Common Stocks:
   Life Sciences Tools & Services...............  $      302,214  $      302,214  $          --  $         --**
   Other Industry Categories*...................     222,889,138     222,889,138             --            --
Repurchase Agreements...........................       5,160,808              --      5,160,808            --
                                                  -----------------------------------------------------------
Total Investments...............................  $  228,352,160  $  223,191,352  $   5,160,808  $         --**
                                                  ===========================================================


*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

Level 3 investments are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 investments values are based on unobservable inputs.

                        See Notes to Financial Statements               Page 103


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2023 (UNAUDITED)


                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FEX)               (FNX)               (FYX)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value................................................  $  1,204,284,351    $  1,036,714,911    $    872,467,034
Cash.................................................................                --                  --                  --
Receivables:
   Dividends.........................................................           904,745             400,808             217,780
   Securities lending income.........................................                44              32,876               7,244
   Capital shares sold...............................................                --                  --           4,343,834
   Investment securities sold........................................                --              11,448                  --
Prepaid expenses.....................................................            17,770              16,209              15,744
                                                                       ----------------    ----------------    ----------------
   Total Assets......................................................     1,205,206,910       1,037,176,252         877,051,636
                                                                       ----------------    ----------------    ----------------

LIABILITIES:
Payables:
   Investment advisory fees..........................................           492,407             416,822             348,801
   Licensing fees....................................................            37,813              32,510              27,721
   Shareholder reporting fees........................................            36,531              71,137              71,137
   Audit and tax fees................................................            18,559              18,648              18,552
   Trustees' fees....................................................               906                 895                 906
   Collateral for securities on loan.................................                --           2,100,931           7,623,882
   Investment securities purchased...................................                --               7,311           4,342,415
Other liabilities....................................................           259,977             231,818             195,013
                                                                       ----------------    ----------------    ----------------
   Total Liabilities.................................................           846,193           2,880,072          12,628,427
                                                                       ----------------    ----------------    ----------------
NET ASSETS...........................................................  $  1,204,360,717    $  1,034,296,180    $    864,423,209
                                                                       ================    ================    ================

NET ASSETS CONSIST OF:
Paid-in capital......................................................  $  1,341,308,321    $  1,209,625,459    $  1,150,582,351
Par value............................................................           141,500             107,000              99,500
Accumulated distributable earnings (loss)............................      (137,089,104)       (175,436,279)       (286,258,642)
                                                                       ----------------    ----------------    ----------------
NET ASSETS...........................................................  $  1,204,360,717    $  1,034,296,180    $    864,423,209
                                                                       ================    ================    ================
NET ASSET VALUE, per share...........................................  $          85.11    $          96.66    $          86.88
                                                                       ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)............................        14,150,002          10,700,002           9,950,002
                                                                       ================    ================    ================
Investments, at cost.................................................  $  1,047,908,163    $    896,876,221    $    786,323,084
                                                                       ================    ================    ================
Securities on loan, at value.........................................  $             --    $      2,110,139    $      7,576,410
                                                                       ================    ================    ================


Page 104                See Notes to Financial Statements



  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE     MULTI CAP GROWTH     MID CAP VALUE       MID CAP GROWTH
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FTA)               (FTC)               (FAB)               (FAD)               (FNK)               (FNY)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$  1,302,903,132    $    919,651,476    $    205,873,007    $    171,676,225    $    256,458,187    $    266,413,383
              --                  --                  --                  --             403,598             100,755

         923,629             813,166             113,143             101,866             111,481              88,943
              52                  --                 125               4,269                  42              18,277
              --                  --                  --                  --           4,846,070                  --
              --                  --               3,129                  --               4,461                  --
          18,439              15,863              12,193              11,725                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
   1,303,845,252         920,480,505         206,001,597         171,794,085         261,823,839         266,621,358
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         531,371             382,876              83,274              70,255             140,936             150,291
          40,991              30,382               6,266               5,830                  --                  --
          78,784              64,810               9,756              14,160                  --                  --
          18,556              18,481              19,070              18,961                  --                  --
             868                 949                 836                 863                  --                  --
              --                  --             160,682             402,199                  --             763,305
              --                  --               1,050                  --           4,841,091                  --
         272,932             211,539              60,516              53,826                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         943,502             709,037             341,450             566,094           4,982,027             913,596
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$  1,302,901,750    $    919,771,468    $    205,660,147    $    171,227,991    $    256,841,812    $    265,707,762
================    ================    ================    ================    ================    ================

$  1,414,639,233    $  1,078,447,944    $    232,675,637    $    222,279,139    $    285,649,947    $    388,573,384
         182,000              96,500              27,000              17,000              53,000              43,500
    (111,919,483)       (158,772,976)        (27,042,490)        (51,068,148)        (28,861,135)       (122,909,122)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$  1,302,901,750    $    919,771,468    $    205,660,147    $    171,227,991    $    256,841,812    $    265,707,762
================    ================    ================    ================    ================    ================
$          71.59    $          95.31    $          76.17    $         100.72    $          48.46    $          61.08
================    ================    ================    ================    ================    ================

      18,200,002           9,650,002           2,700,002           1,700,002           5,300,002           4,350,002
================    ================    ================    ================    ================    ================
$  1,183,839,277    $    811,512,980    $    192,560,673    $    149,007,393    $    240,689,747    $    237,626,391
================    ================    ================    ================    ================    ================
$             --    $             --    $        161,668    $        399,084    $             --    $        780,874
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 105


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JANUARY 31, 2023 (UNAUDITED)


                                                                         FIRST TRUST         FIRST TRUST
                                                                       SMALL CAP VALUE     SMALL CAP GROWTH
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FYT)               (FYC)
                                                                       ----------------    ----------------
ASSETS:
Investments, at value................................................  $    203,146,494    $    228,352,160
Cash.................................................................           323,242             358,852
Receivables:
   Dividends.........................................................            48,456              65,135
   Securities lending income.........................................               440               8,218
   Capital shares sold...............................................         5,006,232                  --
   Investment securities sold........................................                --                  --
Prepaid expenses.....................................................                --                  --
                                                                       ----------------    ----------------
   Total Assets......................................................       208,524,864         228,784,365
                                                                       ----------------    ----------------

LIABILITIES:
Payables:
   Investment advisory fees..........................................           108,603             127,123
   Licensing fees....................................................                --                  --
   Shareholder reporting fees........................................                --                  --
   Audit and tax fees................................................                --                  --
   Trustees' fees....................................................                --                  --
   Collateral for securities on loan.................................           308,034           5,160,808
   Investment securities purchased...................................         4,999,792                  --
Other liabilities....................................................                --                  --
                                                                       ----------------    ----------------
   Total Liabilities.................................................         5,416,429           5,287,931
                                                                       ----------------    ----------------
NET ASSETS...........................................................  $    203,108,435    $    223,496,434
                                                                       ================    ================

NET ASSETS CONSIST OF:
Paid-in capital......................................................  $    262,644,787    $    379,731,961
Par value............................................................            40,000              37,000
Accumulated distributable earnings (loss)............................       (59,576,352)       (156,272,527)
                                                                       ----------------    ----------------
NET ASSETS...........................................................  $    203,108,435    $    223,496,434
                                                                       ================    ================
NET ASSET VALUE, per share...........................................  $          50.78    $          60.40
                                                                       ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)............................         4,000,002           3,700,002
                                                                       ================    ================
Investments, at cost.................................................  $    197,418,999    $    209,560,353
                                                                       ================    ================
Securities on loan, at value.........................................  $        300,611    $      5,122,281
                                                                       ================    ================


Page 106                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED)


                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FEX)               (FNX)               (FYX)
                                                                       ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends............................................................  $     13,613,629    $      9,264,651    $      8,188,254
Securities lending income (net of fees)..............................            83,728              74,802              97,909
Foreign withholding tax..............................................            (2,337)             (3,384)             (6,304)
                                                                       ----------------    ----------------    ----------------
   Total investment income...........................................        13,695,020           9,336,069           8,279,859
                                                                       ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees.............................................         2,791,335           2,419,885           2,030,224
Accounting and administration fees...................................           274,748             243,282             204,960
Licensing fees.......................................................            59,608              52,179              44,386
Shareholder reporting fees...........................................            56,628              93,534              87,796
Custodian fees.......................................................            47,181              43,620              29,368
Transfer agent fees..................................................            26,551              24,161              20,302
Legal fees...........................................................            15,632              13,293              11,203
Audit and tax fees...................................................            14,974              14,932              14,781
Trustees' fees and expenses..........................................             4,744               4,692               4,652
Listing fees.........................................................             3,698               4,367               3,180
Other expenses.......................................................            11,634              10,127               8,730
                                                                       ----------------    ----------------    ----------------
   Total expenses....................................................         3,306,733           2,924,072           2,459,582
                                                                       ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS).........................................        10,388,287           6,411,997           5,820,277
                                                                       ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.......................................................       (29,995,828)        (39,432,465)        (66,152,453)
   In-kind redemptions...............................................         2,601,577           5,414,774           6,896,879
                                                                       ----------------    ----------------    ----------------
Net realized gain (loss).............................................       (27,394,251)        (34,017,691)        (59,255,574)
                                                                       ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments..        75,000,738          78,571,263          81,762,343
                                                                       ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..............................        47,606,487          44,553,572          22,506,769
                                                                       ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...................................................  $     57,994,774    $     50,965,569    $     28,327,046
                                                                       ================    ================    ================


                        See Notes to Financial Statements               Page 107


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2023 (UNAUDITED)


                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                       LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FTA)               (FTC)               (FAB)
                                                                       ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends............................................................  $     17,697,352    $      8,256,614    $      2,546,753
Securities lending income (net of fees)..............................            28,454             102,939               7,429
Foreign withholding tax..............................................                --              (6,419)               (458)
                                                                       ----------------    ----------------    ----------------
   Total investment income...........................................        17,725,806           8,353,134           2,553,724
                                                                       ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees.............................................         2,994,802           2,281,031             467,834
Accounting and administration fees...................................           290,799             228,920              48,548
Licensing fees.......................................................            63,677              49,402              13,138
Shareholder reporting fees...........................................           113,058              80,214              15,728
Custodian fees.......................................................            49,256              36,023              21,349
Transfer agent fees..................................................            27,577              22,810               4,678
Legal fees...........................................................            15,040              12,525               2,449
Audit and tax fees...................................................            14,867              14,893              14,689
Trustees' fees and expenses..........................................             4,741               4,721               4,403
Listing fees.........................................................             3,698               3,692               4,681
Other expenses.......................................................            10,927              10,332               1,879
                                                                       ----------------    ----------------    ----------------
   Total expenses....................................................         3,588,442           2,744,563             599,376
                                                                       ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS).........................................        14,137,364           5,608,571           1,954,348
                                                                       ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.......................................................       (12,976,694)        (70,617,685)        (10,400,403)
   In-kind redemptions...............................................        16,379,705           4,924,691           6,493,917
                                                                       ----------------    ----------------    ----------------
Net realized gain (loss).............................................         3,403,011         (65,692,994)         (3,906,486)
                                                                       ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments..        98,985,230          49,629,172          17,877,437
                                                                       ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..............................       102,388,241         (16,063,822)         13,970,951
                                                                       ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...................................................  $    116,525,605    $    (10,455,251)   $     15,925,299
                                                                       ================    ================    ================


(a)   Fund is subject to a Unitary Fee (see Note 3 in the Notes to Financial
      Statements).

Page 108                See Notes to Financial Statements



  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
   MULTI CAP            MID CAP             MID CAP            SMALL CAP           SMALL CAP
     GROWTH              VALUE               GROWTH              VALUE               GROWTH
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FAD)               (FNK)               (FNY)               (FYT)               (FYC)
----------------    ----------------    ----------------    ----------------    ----------------

$      1,286,050    $      2,803,309    $      1,569,134    $      2,469,114    $      1,383,847
          34,461               3,844              70,069              24,088              69,573
          (1,016)             (1,375)                 --                (710)             (2,712)
----------------    ----------------    ----------------    ----------------    ----------------
       1,319,495           2,805,778           1,639,203           2,492,492           1,450,708
----------------    ----------------    ----------------    ----------------    ----------------

         425,209             792,425 (a)         944,861 (a)         680,052 (a)         744,302 (a)
          44,560                  --                  --                 --                  --
          12,285                  --                  --                 --                  --
          18,832                  --                  --                 --                  --
          11,376                  --                  --                 --                  --
           4,252                  --                  --                 --                  --
           2,545                  --                  --                 --                  --
          14,622                  --                  --                 --                  --
           4,420                  --                  --                 --                  --
           4,682                  --                  --                 --                  --
           2,319                  --                  --                 --                  --
----------------    ----------------    ----------------    ----------------    ----------------
         545,102             792,425             944,861             680,052             744,302
----------------    ----------------    ----------------    ----------------    ----------------
         774,393           2,013,353             694,342           1,812,440             706,406
----------------    ----------------    ----------------    ----------------    ----------------

     (16,146,072)        (12,025,799)        (27,753,520)        (18,562,501)        (34,476,540)
       1,199,196           4,932,919           2,932,289           1,541,774           2,255,147
----------------    ----------------    ----------------    ----------------    ----------------
     (14,946,876)         (7,092,880)        (24,821,231)        (17,020,727)        (32,221,393)
----------------    ----------------    ----------------    ----------------    ----------------
      12,467,002          26,238,175          20,955,419          20,885,849          31,849,382
----------------    ----------------    ----------------    ----------------    ----------------
      (2,479,874)         19,145,295          (3,865,812)          3,865,122            (372,011)
----------------    ----------------    ----------------    ----------------    ----------------

$     (1,705,481)   $     21,158,648    $     (3,171,470)   $      5,677,562    $        334,395
================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 109


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                                                        FIRST TRUST                      FIRST TRUST
                                                                      LARGE CAP CORE                    MID CAP CORE
                                                                     ALPHADEX(R) FUND                 ALPHADEX(R) FUND
                                                                           (FEX)                            (FNX)
                                                              -------------------------------  -------------------------------
                                                                SIX MONTHS                       SIX MONTHS
                                                                  ENDED                            ENDED
                                                                1/31/2023        YEAR ENDED      1/31/2023        YEAR ENDED
                                                               (UNAUDITED)       7/31/2022      (UNAUDITED)       7/31/2022
                                                              --------------   --------------  --------------   --------------

OPERATIONS:
Net investment income (loss)..............................    $   10,388,287   $   13,537,699  $    6,411,997   $   11,286,980
Net realized gain (loss)..................................       (27,394,251)      75,775,406     (34,017,691)      45,120,425
Net change in unrealized appreciation (depreciation)......        75,000,738     (145,056,854)     78,571,263     (115,208,047)
                                                              --------------   --------------  --------------   --------------
Net increase (decrease) in net assets resulting
   from operations........................................        57,994,774      (55,743,749)     50,965,569      (58,800,642)
                                                              --------------   --------------  --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................       (11,384,551)     (12,780,587)     (7,300,341)     (11,863,187)
                                                              --------------   --------------  --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................        64,985,911      117,700,738      45,764,716      292,232,090
Cost of shares redeemed...................................       (11,964,945)    (134,355,401)    (30,628,629)    (273,376,258)
                                                              --------------   --------------  --------------   --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................        53,020,966      (16,654,663)     15,136,087       18,855,832
                                                              --------------   --------------  --------------   --------------
Total increase (decrease) in net assets...................        99,631,189      (85,178,999)     58,801,315      (51,807,997)

NET ASSETS:
Beginning of period.......................................     1,104,729,528    1,189,908,527     975,494,865    1,027,302,862
                                                              --------------   --------------  --------------   --------------
End of period.............................................    $1,204,360,717   $1,104,729,528  $1,034,296,180   $  975,494,865
                                                              ==============   ==============  ==============   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................        13,500,002       13,700,002      10,550,002       10,350,002
Shares sold...............................................           800,000        1,350,000         500,000        3,050,000
Shares redeemed...........................................          (150,000)      (1,550,000)       (350,000)      (2,850,000)
                                                              --------------   --------------  --------------   --------------
Shares outstanding, end of period.........................        14,150,002       13,500,002      10,700,002       10,550,002
                                                              ==============   ==============  ==============   ==============


Page 110                See Notes to Financial Statements



           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         SMALL CAP CORE                   LARGE CAP VALUE                 LARGE CAP GROWTH                  MULTI CAP VALUE
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FYX)                            (FTA)                            (FTC)                            (FAB)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
   SIX MONTHS                       SIX MONTHS                       SIX MONTHS                       SIX MONTHS
     ENDED                            ENDED                            ENDED                            ENDED
   1/31/2023        YEAR ENDED      1/31/2023        YEAR ENDED      1/31/2023        YEAR ENDED      1/31/2023        YEAR ENDED
  (UNAUDITED)       7/31/2022      (UNAUDITED)       7/31/2022      (UNAUDITED)       7/31/2022      (UNAUDITED)       7/31/2022
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $    5,820,277   $   10,602,007  $   14,137,364   $   20,518,915  $    5,608,571   $    3,595,317  $    1,954,348   $    2,694,333
    (59,255,574)      43,061,168       3,403,011      136,797,917     (65,692,994)      34,895,405      (3,906,486)      17,079,575
     81,762,343     (117,062,484)     98,985,230     (137,057,638)     49,629,172     (199,373,147)     17,877,437      (20,229,557)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     28,327,046      (63,399,309)    116,525,605       20,259,194     (10,455,251)    (160,882,425)     15,925,299         (455,649)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     (4,806,916)      (9,613,591)    (15,846,552)     (19,926,672)     (5,933,276)      (2,104,295)     (2,120,047)      (2,513,652)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     56,635,067      296,774,587     136,716,860      590,343,175      42,988,745      146,870,105      56,650,629      101,835,616
    (43,724,809)    (313,468,453)    (94,533,239)    (496,617,438)    (36,533,050)    (248,289,677)    (41,689,638)     (88,914,640)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     12,910,258      (16,693,866)     42,183,621       93,725,737       6,455,695     (101,419,572)     14,960,991       12,920,976
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
     36,430,388      (89,706,766)    142,862,674       94,058,259      (9,932,832)    (264,406,292)     28,766,243        9,951,675

    827,992,821      917,699,587   1,160,039,076    1,065,980,817     929,704,300    1,194,110,592     176,893,904      166,942,229
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $  864,423,209   $  827,992,821  $1,302,901,750   $1,160,039,076  $  919,771,468   $  929,704,300  $  205,660,147   $  176,893,904
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

      9,800,002       10,050,002      17,550,002       16,200,002       9,600,002       10,600,002       2,500,002        2,350,002
        700,000        3,300,000       2,100,000        8,700,000         450,000        1,350,000         800,000        1,400,000
       (550,000)      (3,550,000)     (1,450,000)      (7,350,000)       (400,000)      (2,350,000)       (600,000)      (1,250,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
      9,950,002        9,800,002      18,200,002       17,550,002       9,650,002        9,600,002       2,700,002        2,500,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 111


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                        FIRST TRUST                      FIRST TRUST
                                                                     MULTI CAP GROWTH                   MID CAP VALUE
                                                                     ALPHADEX(R) FUND                 ALPHADEX(R) FUND
                                                                           (FAD)                            (FNK)
                                                              -------------------------------  -------------------------------
                                                                SIX MONTHS                       SIX MONTHS
                                                                  ENDED                            ENDED
                                                                1/31/2023        YEAR ENDED      1/31/2023        YEAR ENDED
                                                               (UNAUDITED)       7/31/2022      (UNAUDITED)       7/31/2022
                                                              --------------   --------------  --------------   --------------

OPERATIONS:
Net investment income (loss)..............................    $      774,393   $      871,124  $    2,013,353   $    3,202,980
Net realized gain (loss)..................................       (14,946,876)         265,415      (7,092,880)      10,435,310
Net change in unrealized appreciation (depreciation)......        12,467,002      (37,297,428)     26,238,175      (18,825,308)
                                                              --------------   --------------  --------------   --------------
Net increase (decrease) in net assets resulting
   from operations........................................        (1,705,481)     (36,160,889)     21,158,648       (5,187,018)
                                                              --------------   --------------  --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................          (688,731)        (548,985)     (2,282,996)      (2,896,736)
                                                              --------------   --------------  --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................         4,979,045       77,610,274      79,805,272      270,963,252
Cost of shares redeemed...................................       (14,042,521)     (79,443,452)    (64,732,705)     180,759,426)
                                                              --------------   --------------  --------------   --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................        (9,063,476)      (1,833,178)     15,072,567       90,203,826
                                                              --------------   --------------  --------------   --------------
Total increase (decrease) in net assets...................       (11,457,688)     (38,543,052)     33,948,219       82,120,072

NET ASSETS:
Beginning of period.......................................       182,685,679      221,228,731     222,893,593      140,773,521
                                                              --------------   --------------  --------------   --------------
End of period.............................................    $  171,227,991   $  182,685,679  $  256,841,812   $  222,893,593
                                                              ==============   ==============  ==============   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................         1,800,002        1,850,002       5,000,002        3,150,002
Shares sold...............................................            50,000          650,000       1,800,000        5,900,000
Shares redeemed...........................................          (150,000)        (700,000)     (1,500,000)      (4,050,000)
                                                              --------------   --------------  --------------   --------------
Shares outstanding, end of period.........................         1,700,002        1,800,002       5,300,002        5,000,002
                                                              ==============   ==============  ==============   ==============


Page 112                See Notes to Financial Statements



           FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         MID CAP GROWTH                   SMALL CAP VALUE                 SMALL CAP GROWTH
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FNY)                            (FYT)                            (FYC)
 -------------------------------  -------------------------------  -------------------------------
   SIX MONTHS                       SIX MONTHS                       SIX MONTHS
     ENDED                            ENDED                            ENDED
    1/31/2023      YEAR ENDED        1/31/2023       YEAR ENDED        1/31/2023       YEAR ENDED
   (UNAUDITED)      7/31/2022       (UNAUDITED)       7/31/2022       (UNAUDITED)       7/31/2022
 --------------   --------------  --------------   --------------  --------------   --------------


 $      694,342   $      337,265  $    1,812,440   $    3,058,043  $      706,406   $    2,574,987
    (24,821,231)     (16,773,148)    (17,020,727)       9,493,179     (32,221,393)       3,931,586
     20,955,419      (52,725,413)     20,885,849      (21,876,108)     31,849,382      (53,232,094)
 --------------   --------------  --------------   --------------  --------------   --------------

     (3,171,470)     (69,161,296)      5,677,562       (9,324,886)        334,395      (46,725,521)
 --------------   --------------  --------------   --------------  --------------   --------------

       (600,590)              --      (1,686,086)      (2,856,336)             --       (2,337,676)
 --------------   --------------  --------------   --------------  --------------   --------------

     33,313,855       38,997,641      28,898,359      142,579,606      41,261,388       78,477,080
    (45,463,029)    (151,779,469)    (53,503,010)    (175,667,971)    (19,825,979)    (222,514,171)
 --------------   --------------  --------------   --------------  --------------   --------------

    (12,149,174)    (112,781,828)    (24,604,651)     (33,088,365)     21,435,409     (144,037,091)
 --------------   --------------  --------------   --------------  --------------   --------------
    (15,921,234)    (181,943,124)    (20,613,175)     (45,269,587)     21,769,804     (193,100,288)

    281,628,996      463,572,120     223,721,610      268,991,197     201,726,630      394,826,918
 --------------   --------------  --------------   --------------  --------------   --------------
 $  265,707,762   $  281,628,996  $  203,108,435   $  223,721,610  $  223,496,434   $  201,726,630
 ==============   ==============  ==============   ==============  ==============   ==============

      4,600,002        6,300,002       4,600,002        5,350,002       3,350,002        5,550,002
        550,000          550,000         600,000        2,850,000         700,000        1,100,000
       (800,000)      (2,250,000)     (1,200,000)      (3,600,000)       (350,000)      (3,300,000)
 --------------   --------------  --------------   --------------  --------------   --------------
      4,350,002        4,600,002       4,000,002        4,600,002       3,700,002        3,350,002
 ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 113


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2023      -------------------------------------------------------------------
                                           (UNAUDITED)        2022          2021          2020           2019          2018
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    81.83     $    86.85    $    62.29    $    62.11     $    60.79    $    54.07
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.75           1.01          0.71          0.93           0.77          0.69
Net realized and unrealized gain (loss)           3.36          (5.08)        24.55          0.20           1.28          6.69
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                  4.11          (4.07)        25.26          1.13           2.05          7.38
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.83)         (0.95)        (0.70)        (0.95)         (0.73)        (0.66)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    85.11     $    81.83    $    86.85    $    62.29     $    62.11    $    60.79
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                  5.14%         (4.73)%       40.77%         1.95%          3.48%        13.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $1,204,361     $1,104,730    $1,189,909    $  924,980     $1,434,679    $1,540,924
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.59% (b)       0.59%        0.59%         0.59%          0.60%         0.61%
Ratio of net expenses to average net
   assets                                         0.59% (b)       0.59%        0.59%         0.59%          0.60%         0.61%
Ratio of net investment income (loss) to
   average net assets                             1.86% (b)      1.16%         0.94%         1.49%          1.29%         1.17%
Portfolio turnover rate (c)                         42%            87%           91%          104%           102%           87%


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2023      -------------------------------------------------------------------
                                           (UNAUDITED)        2022          2021          2020           2019          2018
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    92.46     $    99.26    $    64.83    $    69.86     $    69.63    $    59.91
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.60           1.08          0.70          0.85           0.63          0.61
Net realized and unrealized gain (loss)           4.28          (6.74)        34.51         (4.93)          0.16          9.71
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                  4.88          (5.66)        35.21         (4.08)          0.79         10.32
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.68)         (1.14)        (0.78)        (0.95)         (0.56)        (0.60)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    96.66     $    92.46    $    99.26    $    64.83     $    69.86    $    69.63
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                  5.38%         (5.74)%       54.62%        (5.86)%         1.22%        17.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $1,034,296     $  975,495    $1,027,303    $  589,912     $  887,176    $  901,732
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.60% (b)      0.59%         0.59%         0.60%          0.61%         0.62%
Ratio of net expenses to average net
   assets                                         0.60% (b)      0.59%         0.59%         0.60%          0.61%         0.62%
Ratio of net investment income (loss) to
   average net assets                             1.32% (b)      1.12%         0.79%         1.32%          0.94%         0.94%
Portfolio turnover rate (c)                         50%            95%          114%          115%           114%          101%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 114                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2023      -------------------------------------------------------------------
                                           (UNAUDITED)        2022          2021          2020           2019          2018
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    84.49     $    91.31    $    55.98    $    61.84     $    66.80    $    56.23
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.58           1.05          0.61          0.51           0.60          0.52
Net realized and unrealized gain (loss)           2.29          (6.92)        35.35         (5.75)         (4.98)        10.53
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                  2.87          (5.87)        35.96         (5.24)         (4.38)        11.05
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.48)         (0.95)        (0.63)        (0.62)         (0.58)        (0.48)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    86.88     $    84.49    $    91.31    $    55.98     $    61.84    $    66.80
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                  3.47%         (6.50)%       64.45%        (8.55)%        (6.52)%       19.72% (b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  864,423     $  827,993    $  917,700    $  397,470     $  602,918    $  728,102
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.61% (c)      0.59%         0.60%         0.61%          0.62%         0.63%
Ratio of net expenses to average net
   assets                                         0.61% (c)      0.59%         0.60%         0.61%          0.62%         0.63%
Ratio of net investment income (loss) to
   average net assets                             1.43% (c)      1.18%         0.77%         0.93%          0.96%         0.87%
Portfolio turnover rate (d)                         54%            94%          116%          123%           117%          116%


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2023      -------------------------------------------------------------------
                                           (UNAUDITED)        2022          2021          2020           2019          2018
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    66.10     $    65.80    $    46.39    $    52.79     $    54.07    $    50.94
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.78           1.21          1.01          1.11           1.02          1.02
Net realized and unrealized gain (loss)           5.59           0.27 (e)     19.41         (6.28)         (1.43)         3.08
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                  6.37           1.48         20.42         (5.17)         (0.41)         4.10
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.88)         (1.18)        (1.01)        (1.23)         (0.87)        (0.97)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    71.59     $    66.10    $    65.80    $    46.39     $    52.79    $    54.07
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                  9.83%          2.24%        44.43%        (9.84)%        (0.65)%        8.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $1,302,902     $1,160,039    $1,065,981    $  617,016     $1,166,569    $1,146,354
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.60% (c)      0.59%         0.59%         0.60%          0.60%         0.61%
Ratio of net expenses to average net
   assets                                         0.60% (c)      0.59%         0.59%         0.60%          0.60%         0.61%
Ratio of net investment income (loss) to
   average net assets                             2.36% (c)      1.79%         1.76%         2.12%          1.99%         1.92%
Portfolio turnover rate (d)                         39%            75%           91%           94%            96%           82%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   The Fund received a payment from the Advisor in the amount of $3,456,678 in connection with a broker error, which represents $0.38 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

                        See Notes to Financial Statements               Page 115


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2023      -------------------------------------------------------------------
                                           (UNAUDITED)        2022          2021          2020           2019          2018
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    96.84     $   112.65    $    82.09    $    71.35     $    66.91    $    55.88
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.58           0.37         (0.07)         0.55           0.37          0.23
Net realized and unrealized gain (loss)          (1.50)        (15.96)        30.67         10.80           4.39         11.03
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                 (0.92)        (15.59)        30.60         11.35           4.76         11.26
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.61)         (0.22)        (0.04)        (0.61)         (0.32)       (0.23)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    95.31     $    96.84    $   112.65    $    82.09     $    71.35    $    66.91
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                 (0.90)%       (13.84)%       37.30%        16.10%          7.16%        20.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  919,771     $  929,704    $1,194,111    $  989,147     $1,041,726    $  899,998
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.60% (b)      0.59%         0.59%         0.60%          0.61%         0.61%
Ratio of net expenses to average net
   assets                                         0.60% (b)      0.59%         0.59%         0.60%          0.61%         0.61%
Ratio of net investment income (loss) to
   average net assets                             1.23% (b)      0.32%        (0.07)%        0.76%          0.56%         0.36%
Portfolio turnover rate (c)                         63%           121%          116%          138%           132%          119%


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2023      -------------------------------------------------------------------
                                           (UNAUDITED)        2022          2021          2020           2019          2018
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    70.76     $    71.04    $    46.72    $    54.39     $    57.35    $    52.84
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.72           1.20          0.84          0.95           0.92          0.96
Net realized and unrealized gain (loss)           5.48          (0.35)        24.34         (7.54)         (3.04)         4.45
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                  6.20           0.85         25.18         (6.59)         (2.12)         5.41
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.79)         (1.13)        (0.86)        (1.08)         (0.84)        (0.90)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    76.17     $    70.76    $    71.04    $    46.72     $    54.39    $    57.35
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                  8.95%          1.20%        54.35%       (12.24)%        (3.62)%       10.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  205,660     $  176,894    $  166,942    $   51,387     $   84,301    $   91,766
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.64% (b)      0.66%         0.69%         0.74%          0.73%         0.70%
Ratio of net expenses to average net
   assets                                         0.64% (b)      0.66%         0.69%         0.70%          0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                             2.09% (b)      1.64%         1.43%         1.86%          1.69%         1.67%
Portfolio turnover rate (c)                         39%            76%           92%           98%            96%           89%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 116                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2023      -------------------------------------------------------------------
                                           (UNAUDITED)        2022          2021          2020           2019          2018
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $   101.49     $   119.58    $    83.11    $    75.90     $    72.71    $    59.33
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.45           0.46         (0.11)         0.42           0.22          0.12
Net realized and unrealized gain (loss)          (0.82)        (18.27)        36.71          7.27           3.14         13.40
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                 (0.37)        (17.81)        36.60          7.69           3.36         13.52
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.40)         (0.28)        (0.13)        (0.48)         (0.17)        (0.14)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $   100.72     $   101.49    $   119.58    $    83.11     $    75.90    $    72.71
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                 (0.33)%       (14.91)%       44.10%        10.23%          4.65%        22.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  171,228     $  182,686    $  221,229    $  170,367     $ 185,955     $  192,685
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.64% (b)      0.63%         0.63%         0.63%          0.66%         0.69%
Ratio of net expenses to average net
  assets                                          0.64% (b)      0.63%         0.63%         0.63%          0.66%         0.69%
Ratio of net investment income (loss) to
   average net assets                             0.91% (b)      0.39%        (0.09)%        0.56%          0.31%         0.18%
Portfolio turnover rate (c)                         61%           115%          104%          123%           130%          118%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements               Page 117


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2023      -------------------------------------------------------------------
                                           (UNAUDITED)        2022          2021          2020           2019          2018
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    44.58     $    44.69    $    27.71    $    34.67     $    36.71    $    33.65
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.38           0.74          0.54          0.63           0.51          0.58
Net realized and unrealized gain (loss)           3.94          (0.16)        16.98         (6.86)         (2.10)         3.04
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                  4.32           0.58         17.52         (6.23)         (1.59)         3.62
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.44)         (0.69)        (0.54)        (0.73)         (0.45)        (0.56)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    48.46     $    44.58    $    44.69    $    27.71     $    34.67    $    36.71
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                  9.88%          1.31%        63.76%       (18.19)%        (4.26)%       10.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  256,842     $  222,894    $  140,774    $   34,636     $   55,473    $   49,565
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.70% (b)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net expenses to average net
   assets                                         0.70% (b)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                             1.78% (b)      1.63%         1.33%         2.04%          1.49%         1.61%
Portfolio turnover rate (c)                         45%            84%          102%          107%           113%           94%


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2023      -------------------------------------------------------------------
                                           (UNAUDITED)        2022          2021          2020           2019          2018
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    61.22     $    73.58    $    51.23    $    46.59     $    43.80    $    35.07
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.15           0.01         (0.18)         0.11           0.04          0.03
Net realized and unrealized gain (loss)          (0.16)        (12.37)        22.69          4.67           2.77          8.75
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                 (0.01)        (12.36)        22.51          4.78           2.81          8.78
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.13)            --         (0.16)        (0.14)         (0.02)        (0.05)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    61.08     $    61.22    $    73.58    $    51.23     $    46.59    $    43.80
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                  0.01%        (16.80)%       44.02%        10.28%          6.43%        25.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  265,708     $  281,629    $  463,572    $  338,149     $  309,826    $  214,639
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.70% (b)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net expenses to average net
   assets                                         0.70% (b)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                             0.51% (b)      0.09%        (0.24)%        0.23%          0.09%         0.02%
Portfolio turnover rate (c)                         67%           136%          138%          135%           144%          124%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 118                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2023      -------------------------------------------------------------------
                                           (UNAUDITED)        2022          2021          2020           2019          2018
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    48.64     $    50.28    $    30.78    $    34.66     $    38.98    $    34.33
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.45           0.67          0.45          0.38           0.57          0.48
Net realized and unrealized gain (loss)           2.10          (1.69)        19.52         (3.75)         (4.36)         4.60
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                  2.55          (1.02)        19.97         (3.37)         (3.79)         5.08
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.41)         (0.62)        (0.47)        (0.51)         (0.53)        (0.43)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    50.78     $    48.64    $    50.28    $    30.78     $    34.66    $    38.98
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                  5.39%         (2.06)%       65.22%        (9.83)%        (9.69)%       14.86% (b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  203,108     $  223,722    $  268,991    $   46,176     $   60,659    $   76,003
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.70% (c)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net expenses to average net
   assets                                         0.70% (c)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                             1.87% (c)      1.29%         1.08%         1.18%          1.58%         1.28%
Portfolio turnover rate (d)                         53%            90%          109%          120%           120%          123%


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2023      -------------------------------------------------------------------
                                           (UNAUDITED)        2022          2021          2020           2019          2018
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    60.22     $    71.14    $    44.46    $    46.87     $    48.79    $    38.83
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.21           0.54          0.03          0.17           0.02          0.06
Net realized and unrealized gain (loss)          (0.03)        (10.99)        26.72         (2.40)         (1.93)         9.97
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                  0.18         (10.45)        26.75         (2.23)         (1.91)        10.03
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               --          (0.47)        (0.07)        (0.18)         (0.01)        (0.07)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    60.40     $    60.22    $    71.14    $    44.46     $    46.87    $    48.79
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                  0.30%        (14.81)%       60.24%        (4.79)%        (3.90)%       25.85% (e)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  223,496     $  201,727    $  394,827    $  146,704     $  278,851    $  361,010
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.70% (c)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net expenses to average net
   assets                                         0.70% (c)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                             0.66% (c)      0.88%         0.02%         0.44%          0.04%         0.11%
Portfolio turnover rate (d)                         68%           132%          151%          137%           152%          141%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   The Fund received a payment from the Advisor in the amount of $519,907 in connection with a broker error, which represents $0.27 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   The Fund received a payment from the Advisor in the amount of $1,053,251 in connection with a broker error, which represents $0.25 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

                        See Notes to Financial Statements               Page 119


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on
December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty exchange-traded funds considered either a
Sector Fund or a Style Fund. This report covers the eleven Style Funds (each a
"Fund" and collectively, the "Funds") listed below. The shares of each Style
Fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

        First Trust Large Cap Core AlphaDEX(R) Fund - (ticker "FEX")
        First Trust Mid Cap Core AlphaDEX(R) Fund - (ticker "FNX")
        First Trust Small Cap Core AlphaDEX(R) Fund - (ticker "FYX")
        First Trust Large Cap Value AlphaDEX(R) Fund - (ticker "FTA")
        First Trust Large Cap Growth AlphaDEX(R) Fund - (ticker "FTC")
        First Trust Multi Cap Value AlphaDEX(R) Fund - (ticker "FAB")
        First Trust Multi Cap Growth AlphaDEX(R) Fund - (ticker "FAD")
        First Trust Mid Cap Value AlphaDEX(R) Fund - (ticker "FNK")
        First Trust Mid Cap Growth AlphaDEX(R) Fund - (ticker "FNY")
        First Trust Small Cap Value AlphaDEX(R) Fund - (ticker "FYT")
        First Trust Small Cap Growth AlphaDEX(R) Fund - (ticker "FYC")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                            INDEX
First Trust Large Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Large Cap Core
Index First Trust Mid Cap Core AlphaDEX(R) Fund                 Nasdaq AlphaDEX(R) Mid Cap Core Index
First Trust Small Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Small Cap Core Index
First Trust Large Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Large Cap Value Index
First Trust Large Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Large Cap Growth Index
First Trust Multi Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Multi Cap Value Index
First Trust Multi Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Multi Cap Growth Index
First Trust Mid Cap Value AlphaDEX(R) Fund                      Nasdaq AlphaDEX(R) Mid Cap Value Index
First Trust Mid Cap Growth AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Mid Cap Growth Index
First Trust Small Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Small Cap Value Index
First Trust Small Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Small Cap Growth Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments.
Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Shares of open-end funds are valued based on NAV per share.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

      Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

      2)    the type of security;

      3)    the size of the holding;

      4)    the initial cost of the security;

      5)    transactions in comparable securities;

      6)    price quotes from dealers and/or third-party pricing services;

      7)    relationships among various securities;

      8)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      9)    an analysis of the issuer's financial statements;

     10)    the existence of merger proposals or tender offers that might affect the value of the security; and

     11)    other relevant factors.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

                                                                        Page 121


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2023, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers with the exception of FYC.
The Bank of New York Mellon ("BNYM") acts as FYC's securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2023, all the Funds except FEX, FTA, FTC, and FNK had securities in the securities lending program. During the six months ended January 31, 2023, all the Funds participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH or BNYM will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH and BNYM to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH or BNYM will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH or BNYM.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH or BNYM on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a
Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2023, were received as collateral for lending securities.

F. RESTRICTED SECURITIES

As of January 31, 2023, FAD and FYC held restricted securities as shown in the following tables that the Advisor has deemed illiquid pursuant to procedures adopted by FAD and FYC's Board of Trustees.


                                         ACQUISITION              CURRENT   CARRYING              % OF NET
SECURITY                                    DATE       SHARES      PRICE      COST       VALUE     ASSETS
-----------------------------------------------------------------------------------------------------------
FAD
OmniAB, Inc. - 12.5 Earnout Shares       11/02/2022      162       $0.00      $0.00      $0.00      0.00%
OmniAB, Inc. - 15 Earnout Shares         11/02/2022      162        0.00       0.00       0.00      0.00
                                                                            -------------------------------
                                                                              $0.00      $0.00      0.00%
                                                                            ===============================

FYC
OmniAB, Inc. - 12.5 Earnout Shares       11/02/2022     1,080      $0.00      $0.00      $0.00      0.00%
OmniAB, Inc. - 15 Earnout Shares         11/02/2022     1,080       0.00       0.00       0.00      0.00
                                                                            -------------------------------
                                                                              $0.00      $0.00      0.00%
                                                                            ===============================


G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying

                                                                        Page 123


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2022, was as
follows:


                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $    12,780,587          $            --          $            --
First Trust Mid Cap Core AlphaDEX(R) Fund                           11,863,187                       --                       --
First Trust Small Cap Core AlphaDEX(R) Fund                          9,613,591                       --                       --
First Trust Large Cap Value AlphaDEX(R) Fund                        19,926,672                       --                       --
First Trust Large Cap Growth AlphaDEX(R) Fund                        2,104,295                       --                       --
First Trust Multi Cap Value AlphaDEX(R) Fund                         2,513,652                       --                       --
First Trust Multi Cap Growth AlphaDEX(R) Fund                          548,985                       --                       --
First Trust Mid Cap Value AlphaDEX(R) Fund                           2,896,736                       --                       --
First Trust Mid Cap Growth AlphaDEX(R) Fund                                 --                       --                       --
First Trust Small Cap Value AlphaDEX(R) Fund                         2,856,336                       --                       --
First Trust Small Cap Growth AlphaDEX(R) Fund                        2,337,676                       --                       --


As of July 31, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $     1,806,887          $  (263,438,750)         $    77,932,536
First Trust Mid Cap Core AlphaDEX(R) Fund                            1,495,999             (271,775,189)              51,177,683
First Trust Small Cap Core AlphaDEX(R) Fund                            341,829             (302,093,125)              (8,027,476)
First Trust Large Cap Value AlphaDEX(R) Fund                         2,258,014             (225,179,454)              10,322,904
First Trust Large Cap Growth AlphaDEX(R) Fund                        1,118,330             (201,630,686)              58,127,907
First Trust Multi Cap Value AlphaDEX(R) Fund                           356,206              (33,769,693)              (7,434,255)
First Trust Multi Cap Growth AlphaDEX(R) Fund                           18,597              (58,614,542)               9,922,009
First Trust Mid Cap Value AlphaDEX(R) Fund                             419,163              (34,261,605)             (13,894,345)
First Trust Mid Cap Growth AlphaDEX(R) Fund                                 --             (126,446,869)               7,309,807
First Trust Small Cap Value AlphaDEX(R) Fund                           392,935              (44,751,387)             (19,209,376)
First Trust Small Cap Growth AlphaDEX(R) Fund                         (732,602)            (142,562,991)             (13,311,329)


H. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2019,
2020, 2021, and 2022 remain open to federal and state audit. As of January 31,
2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2022, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2023 (UNAUDITED)


                                                                Non-Expiring
                                                                Capital Loss
                                                                Carryforward
                                                            ---------------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $   263,438,750
First Trust Mid Cap Core AlphaDEX(R) Fund                          271,775,189
First Trust Small Cap Core AlphaDEX(R) Fund                        302,093,125
First Trust Large Cap Value AlphaDEX(R) Fund                       225,179,454
First Trust Large Cap Growth AlphaDEX(R) Fund                      201,630,686
First Trust Multi Cap Value AlphaDEX(R) Fund                        33,769,693
First Trust Multi Cap Growth AlphaDEX(R) Fund                       58,614,542
First Trust Mid Cap Value AlphaDEX(R) Fund                          34,261,605
First Trust Mid Cap Growth AlphaDEX(R) Fund                        126,446,869
First Trust Small Cap Value AlphaDEX(R) Fund                        44,751,387
First Trust Small Cap Growth AlphaDEX(R) Fund                      142,562,991


During the taxable year ended July 31, 2022, the following Funds utilized capital loss carryforwards in the following amounts:


                                                                Capital Loss
                                                                Carryforward
                                                                  Utilized
                                                            ---------------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $    39,646,001
First Trust Mid Cap Core AlphaDEX(R) Fund                                   --
First Trust Small Cap Core AlphaDEX(R) Fund                                 --
First Trust Large Cap Value AlphaDEX(R) Fund                        17,259,772
First Trust Large Cap Growth AlphaDEX(R) Fund                               --
First Trust Multi Cap Value AlphaDEX(R) Fund                         2,356,314
First Trust Multi Cap Growth AlphaDEX(R) Fund                               --
First Trust Mid Cap Value AlphaDEX(R) Fund                                  --
First Trust Mid Cap Growth AlphaDEX(R) Fund                                 --
First Trust Small Cap Value AlphaDEX(R) Fund                                --
First Trust Small Cap Growth AlphaDEX(R) Fund                               --


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2022, the following Fund listed below incurred and elected to defer net late year ordinary or capital losses as follows:


                                                                   Qualified Late Year Losses
                                                             -------------------------------------
                                                             Ordinary Losses        Capital Losses
                                                             ---------------        --------------
First Trust Small Cap Growth AlphaDEX(R) Fund                $       732,602        $           --


As of January 31, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                                 Gross             Gross         Net Unrealized
                                                                              Unrealized        Unrealized        Appreciation
                                                             Tax Cost        Appreciation     (Depreciation)     (Depreciation)
                                                          ----------------------------------------------------------------------
First Trust Large Cap Core AlphaDEX(R) Fund               $ 1,047,908,163   $   181,977,408   $   (25,601,220)  $    156,376,188
First Trust Mid Cap Core AlphaDEX(R) Fund                     896,876,221       162,232,034       (22,393,344)       139,838,690
First Trust Small Cap Core AlphaDEX(R) Fund                   786,323,084       122,684,318       (36,540,368)        86,143,950
First Trust Large Cap Value AlphaDEX(R) Fund                1,183,839,277       152,631,046       (33,567,191)       119,063,855
First Trust Large Cap Growth AlphaDEX(R) Fund                 811,512,980       122,920,437       (14,781,941)       108,138,496
First Trust Multi Cap Value AlphaDEX(R) Fund                  192,560,673        19,982,092        (6,669,758)        13,312,334
First Trust Multi Cap Growth AlphaDEX(R) Fund                 149,007,393        25,771,987        (3,103,155)        22,668,832
First Trust Mid Cap Value AlphaDEX(R) Fund                    240,689,747        24,208,124        (8,439,684)        15,768,440
First Trust Mid Cap Growth AlphaDEX(R) Fund                   237,626,391        33,847,404        (5,060,412)        28,786,992
First Trust Small Cap Value AlphaDEX(R) Fund                  197,418,999        19,352,018       (13,624,523)         5,727,495
First Trust Small Cap Growth AlphaDEX(R) Fund                 209,560,353        27,455,101        (8,663,294)        18,791,807


                                                                        Page 125


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

I. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for the First Trust Mid Cap Value AlphaDEX(R) Fund,
First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value
AlphaDEX(R) Fund and First Trust Small Cap Growth AlphaDEX(R) Fund (the "Unitary
Fee Funds"), for which expenses other than excluded expenses (discussed in Note
3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust Portfolios L.P. ("FTP") has entered into licensing agreements with
Nasdaq, Inc. for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and trade names. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the
Unitary Fee Funds, are required to pay licensing fees, which are shown on the
Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the
Investment Management Agreement, distribution and service fees pursuant to a
Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. Effective November 1, 2022, the management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund's net assets ("breakpoints") and calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                                0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion        0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion        0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion       0.6475%
Fund net assets greater than $10 billion up to and including $15 billion        0.6300%
Fund net assets greater than $15 billion                                        0.5950%


Prior to November 1, 2022, First Trust was paid an annual unitary management fee of 0.70% of such Unitary Fee Fund's average daily net assets.

Effective November 1, 2022, for the First Trust Large Cap Core AlphaDEX(R) Fund,
First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core
AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust
Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund
and First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust is paid an annual management fee of each Fund's average daily net assets and calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                                0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion        0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion        0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion       0.4625%
Fund net assets greater than $10 billion up to and including $15 billion        0.4500%
Fund net assets greater than $15 billion                                        0.4250%


Prior to November 1, 2022, First Trust was paid an annual management fee of
0.50% of such Fund's average daily net assets.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

For First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core
AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large
Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First
Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth
AlphaDEX(R) Fund, the Trust and First Trust have entered into an Expense
Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which
First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). These Funds will have the Expense Cap in effect until at least November 30, 2023.

Prior to November 1, 2022, expenses reimbursed and fees waived by First Trust under the Recovery Agreement were subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by a Fund if it results in the Fund's expenses exceeding
(i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations. Effective November 1,
2022, in connection with the introduction of breakpoints discussed above, First
Trust has agreed to remove its ability to recover previous expenses borne and fees waived under the Recovery Agreement.

The Trust has multiple service agreements with BNYM. Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each
Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2023, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                               $   460,736,086      $   461,895,260
First Trust Mid Cap Core AlphaDEX(R) Fund                                     479,087,140          478,996,842
First Trust Small Cap Core AlphaDEX(R) Fund                                   435,617,792          434,465,411
First Trust Large Cap Value AlphaDEX(R) Fund                                  464,509,400          468,415,045
First Trust Large Cap Growth AlphaDEX(R) Fund                                 568,361,001          568,945,326
First Trust Multi Cap Value AlphaDEX(R) Fund                                   71,848,244           72,318,913
First Trust Multi Cap Growth AlphaDEX(R) Fund                                 103,118,927          102,870,200
First Trust Mid Cap Value AlphaDEX(R) Fund                                    103,880,532          104,186,153
First Trust Mid Cap Growth AlphaDEX(R) Fund                                   180,498,497          180,115,620
First Trust Small Cap Value AlphaDEX(R) Fund                                  103,651,578          103,623,912
First Trust Small Cap Growth AlphaDEX(R) Fund                                 143,280,876          142,708,610


                                                                        Page 127


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

For the six months ended January 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                               $    64,805,941      $    11,930,350
First Trust Mid Cap Core AlphaDEX(R) Fund                                      45,641,212           30,579,721
First Trust Small Cap Core AlphaDEX(R) Fund                                    56,508,811           43,672,108
First Trust Large Cap Value AlphaDEX(R) Fund                                  136,260,562           94,080,158
First Trust Large Cap Growth AlphaDEX(R) Fund                                  42,938,074           36,475,486
First Trust Multi Cap Value AlphaDEX(R) Fund                                   56,524,488           41,662,529
First Trust Multi Cap Growth AlphaDEX(R) Fund                                   4,965,425           13,979,474
First Trust Mid Cap Value AlphaDEX(R) Fund                                     79,593,536           64,516,109
First Trust Mid Cap Growth AlphaDEX(R) Fund                                    33,237,815           45,326,071
First Trust Small Cap Value AlphaDEX(R) Fund                                   28,846,698           53,425,316
First Trust Small Cap Growth AlphaDEX(R) Fund                                  41,175,762           19,750,853


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2023.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:

On March 10, 2023, Silicon Valley Bank was placed in receivership under the
Federal Deposit Insurance Company. The parent company of Silicon Valley Bank is
SVB Financial Group, which is held in FEX, FTA and FAB. Since that event, SVB
Financial Group has been valued at zero.

                                                                        Page 129


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.


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ADDITIONAL INFORMATION (CONTINUED)
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

                                                                        Page 131

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ADDITIONAL INFORMATION (CONTINUED)
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2023 (UNAUDITED)

                              ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF AMENDMENTS TO THE INVESTMENT
MANAGEMENT AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded AlphaDEX(R) Fund (the
"Trust"), including the Independent Trustees, unanimously approved the amendment
(as applicable to a specific Fund, the "Amendment" and collectively, the
"Amendments") of the Investment Management Agreements (as applicable to a specific Fund, the "Agreement" and collectively, the "Agreements") with First
Trust Advisors L.P. (the "Advisor") on behalf of the following eleven series of the Trust (each a "Fund" and collectively, the "Funds"):

        First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
        First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
        First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
        First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
        First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
        First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
        First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
        First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
        First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
        First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)
        First Trust Small Cap Value AlphaDEX(R) Fund (FYT)

The Board approved the Amendment for each Fund at a meeting held on October 24,
2022. As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendments at meetings held on April 18, 2022, June 12-13, 2022 and September 18-19, 2022.
Following those preliminary discussions, the Board requested and received information from the Advisor regarding the proposed Amendments, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the
October meeting.

In reviewing the Amendment for each Fund, the Board considered that the purpose of the Amendments is to modify the advisory fee rate for each of FEX, FNX, FYX,
FTA, FTC, FAB and FAD and the unitary fee rate for each of FNY, FNK, FYC and FYT under the applicable Agreement by introducing a breakpoint schedule pursuant to which the advisory fee rate or unitary fee rate paid by each Fund, as applicable, to the Advisor will be reduced as assets of such Fund meet certain thresholds. The Board noted the Advisor's representations that the quality and quantity of the services provided to each Fund by the Advisor under the applicable Agreement will not be reduced or modified as a result of the applicable Amendment, and that the obligations of the Advisor under each
Agreement will remain the same in all respects.

The Board noted that it, including the Independent Trustees, last approved the continuation of the applicable Agreement for each Fund for a one-year period ending June 30, 2023 at a meeting held on June 12-13, 2022. The Board noted that in connection with such approval it had determined for each Fund, based upon the information provided, that the terms of the applicable Agreement were fair and reasonable and that the continuation of the applicable Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

The Board noted that with respect to FEX, FNX, FYX, FTA, FTC, FAB and FAD, the
Advisor had previously agreed to waive management fees and reimburse certain expenses for a specified period to prevent each Fund's expense ratio from exceeding a particular expense cap, that the expense cap for each Fund would continue following entry into the applicable Amendment, and that under the current terms of the expense caps, expenses reimbursed and fees waived are subject to recovery by the Advisor for up to three years from the date the fee was waived or expense was incurred under certain conditions. The Board noted
that in connection with the applicable Amendment, the Advisor agreed to amend the terms of the expense caps to eliminate its ability to recover any fees waived or expenses reimbursed.

Based on all of the information considered, the Board, including the Independent
Trustees, unanimously determined that the terms of the Amendments are fair and reasonable and that the Amendments are in the best interests of each Fund.

                                                                        Page 133

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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 6, 2023
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	April 6, 2023

* Print the name and title of each signing officer under his or her signature.